                            TCW GALILEO FUNDS, INC.
                     865 South Figueroa Street, Suite 1800
                         Los Angeles, California  90017
                        (800) FUND TCW or (213) 244-0000


     TCW Galileo Funds, Inc. (the "Company") is a no-load open-end management investment company that consists of seventeen separate investment funds known as the Galileo Funds, each of which has different investment objectives and policies. Shares are sold without any purchase or redemption charge. There is no guarantee of the performance of a Galileo Fund or that its objective can be attained.

     TCW GALILEO ASIA PACIFIC EQUITIES FUND

     TCW GALILEO CONVERTIBLE SECURITIES FUND

     TCW GALILEO CORE EQUITY FUND

     TCW GALILEO CORE FIXED INCOME FUND

     TCW GALILEO EARNINGS MOMENTUM FUND

     TCW GALILEO EMERGING MARKETS EQUITIES FUND

     TCW GALILEO EUROPEAN EQUITIES FUND

     TCW GALILEO HIGH YIELD BOND FUND

     TCW GALILEO INTERNATIONAL EQUITIES FUND

     TCW GALILEO JAPANESE EQUITIES FUND

     TCW GALILEO LATIN AMERICA EQUITIES FUND

     TCW GALILEO LONG-TERM MORTGAGE-BACKED SECURITIES FUND

     TCW GALILEO MID-CAP GROWTH FUND

     TCW GALILEO MONEY MARKET FUND

     TCW GALILEO MORTGAGE-BACKED SECURITIES FUND

     TCW GALILEO SMALL CAP GROWTH FUND

     TCW GALILEO VALUE OPPORTUNITIES FUND

     AN INVESTMENT IN TCW GALILEO MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

     THE SECURITIES THAT THE HIGH YIELD BOND AND CONVERTIBLE SECURITIES FUNDS INVEST IN ARE REGARDED BY THE RATINGS AGENCIES AS PREDOMINANTLY SPECULATIVE WITH RESPECT TO THE ISSUER'S CONTINUING ABILITY TO MEET PRINCIPAL AND INTEREST PAYMENTS AND ENTAIL GREATER RISKS, INCLUDING DEFAULT RISKS, THAN THOSE FOUND IN HIGHER RATED SECURITIES. INVESTORS SHOULD CAREFULLY CONSIDER THESE RISKS BEFORE INVESTING.

     This Prospectus contains the information you should know about each Galileo Fund before investing. Investors should retain it for future reference. A Statement of Additional Information for the Galileo Funds dated as of the date of this Prospectus has been filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference and is available without charge upon request from the Company's Shareholder Relations Department at the above address or by calling the Company at the telephone numbers shown above.
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
                               November 1, 1997

                               TABLE OF CONTENTS

                                                                                  PAGE
                                                                                  ----

SUMMARY............................................................................  1

EXPENSES OF THE FUNDS..............................................................  5

MANAGEMENT DISCUSSION.............................................................. 21

INVESTMENT OBJECTIVES AND POLICIES................................................. 32
     TCW Galileo Money Market Fund................................................. 32
     TCW Galileo Core Fixed Income Fund............................................ 33
     TCW Galileo High Yield Bond Fund.............................................. 35
     TCW Galileo Long-Term Mortgage-Backed Securities Fund and TCW Galileo
          Mortgage-Backed Securities Fund.......................................... 37
     TCW Galileo Convertible Securities Fund....................................... 39
     TCW Galileo Core Equity Fund.................................................. 41
     TCW Galileo Earnings Momentum Fund............................................ 42
     TCW Galileo Mid-Cap Growth Fund............................................... 43
     TCW Galileo Small Cap Growth Fund............................................. 44
     TCW Galileo Value Opportunities Fund.......................................... 45
     TCW Galileo Asia Pacific Equities Fund........................................ 46
     TCW Galileo Emerging Markets Equities Fund.................................... 48
     TCW Galileo European Equities Fund............................................ 50
     TCW Galileo International Equities Fund....................................... 52
     TCW Galileo Japanese Equities Fund............................................ 54
     TCW Galileo Latin America Equities Fund....................................... 55
     General....................................................................... 58
           Money Market Instruments................................................ 58
           Additional Fundamental Policies......................................... 58
           Other Investment Policies............................................... 59
           Portfolio Turnover...................................................... 60

RISK CONSIDERATIONS................................................................ 61
     General....................................................................... 61
     Repurchase Agreements......................................................... 61
     Reverse Repurchase Agreements and Mortgage Dollar Rolls....................... 62
     Fixed Income Securities....................................................... 62
     Foreign Securities............................................................ 63
     Foreign Currency Risks........................................................ 63
     Risks Associated With Emerging Market Countries............................... 64
     Futures....................................................................... 65
     Options....................................................................... 66
     Risks Associated With Lower Rated Securities.................................. 67
     Risks Associated With Mortgage-Backed Securities.............................. 69
     Non-Diversified Status........................................................ 72

MANAGEMENT OF THE FUNDS............................................................ 72
     Investment Adviser............................................................ 72
     Sub-Investment Advisers....................................................... 73
     Portfolio Managers............................................................ 73
     Advisory and Sub-Advisory Agreements.......................................... 76



PURCHASE OF SHARES................................................................. 78
    Minimums....................................................................... 78
    Purchases Made By Wire or Check................................................ 79
    Purchase and Settlement........................................................ 80
    Distributor.................................................................... 81

SHAREHOLDER ACCOUNT SERVICES....................................................... 81
    General........................................................................ 81
    Check Writing Privilege........................................................ 81

REDEMPTION AND EXCHANGE OF SHARES.................................................. 82
    Redemptions and Exchanges...................................................... 82
    Systematic Withdrawal Plan..................................................... 83
    Receiving Your Proceeds........................................................ 83
    Shareholder Inquiries.......................................................... 83

OTHER CONDITIONS RELATING TO SHARES................................................ 84
    Account Balance................................................................ 84
    Excessive Trading and Exchange Limitations..................................... 84
    Nonpayment..................................................................... 84
    Redemptions in Excess of $250,000.............................................. 85
    Signature Guarantees........................................................... 85
    Telephone Exchanges and Redemption............................................. 85
    Other Conditions............................................................... 86

NET ASSET VALUE.................................................................... 86

DIVIDENDS, DISTRIBUTIONS AND TAXES................................................. 88
    Dividends and Distributions.................................................... 88
    Taxes.......................................................................... 89

PERFORMANCE INFORMATION............................................................ 90

GENERAL INFORMATION................................................................ 92
    Organization, Shares and Voting Rights......................................... 92
    Code of Ethics................................................................. 93
    Transfer Agent and Custodians.................................................. 93
    Independent Auditors........................................................... 93
    Legal Counsel.................................................................. 93
    Reports to Shareholders........................................................ 94

APPENDIX...........................................................................A-1
    Strategies Available to All Bond Funds and Equity Funds........................A-1
    Strategies Available to All Bond Funds and Equity Funds
           (except International Equities).........................................A-2
    Strategies Available to All Bond Funds and Equity Funds
           (except Mid-Cap Growth and International Equities)......................A-2
    Strategies Available to Core Fixed Income, Long-Term Mortgage-Backed
           Securities, Mortgage-Backed Securities, Money Market and Latin
           America Equities........................................................A-4



Strategies Available to Core Fixed Income, Long-Term Mortgage-Backed
     Securities and Mortgage-Backed Securities...................................  A-4
Strategies Available to Long-Term Mortgage-Backed Securities and
     Mortgage-Backed Securities..................................................  A-8
Strategies Available to the Equity Funds (except Earnings Momentum, Mid-
     Cap Growth and International Equities) and Core Fixed Income................  A-8
Strategies Available to the Equity Funds (except International Equities) and
     High Yield Bond.............................................................  A-9
Strategies Available to Convertible Securities...................................  A-9
Strategies Available to Convertible Securities, Mid-Cap Growth, Value
     Opportunities, Latin America Equities and Emerging Markets Equities.........  A-10
Strategies Available to Asia Pacific Equities, Latin America Equities and
     Emerging Markets Equities...................................................  A-11
Pro Forma Portfolio Composition of High Yield Bond and Convertible
     Securities Funds............................................................  A-12
Emerging Market Country Designation..............................................  A-13
Description of S&P and Moody's Ratings...........................................  A-14

                                    SUMMARY

     The Company is an open-end management investment company which consists of seventeen separate investment funds in the TCW Galileo Funds (each, "a Fund" collectively, "the Funds") and is designed to offer investors a range of investment opportunities.

INVESTMENT OBJECTIVES    Each Fund has a distinct investment objective and
                         investment policies. There can be no assurance that any Fund's investment objective will be achieved.

INVESTMENT ADVISER       TCW Funds Management, Inc. ("Adviser") serves as the
                         investment adviser of each Fund. As of September 30, 1997, the Adviser and its affiliated companies approximately $50 billion under management or committed for management in various fiduciary and advisory capacities.

SUB-ADVISERS             TCW Asia Limited ("TCW Asia") has been retained by the
                         Adviser to provide investment advice and assist in the management of Asia Pacific Equities and Emerging
                         Markets Equities and TCW London International, Limited
                         ("TCW London") has been retained by the Adviser to provide investment advice and assist in the management of Emerging Markets Equities, European Equities,
                         Japanese Equities and International Equities
                         (collectively, TCW Asia and TCW London are hereinafter referred to as the "Sub-Advisers").

EXPENSES OF THE FUND     Each Fund pays its operating expenses and an investment
                         advisory fee except International Equities which pays no advisory fee. However, because International
                         Equities is a "fund of funds" it will bear its proportionate share of any investment advisory fee and other expenses paid by the Galileo Funds it invests in.
                         The investment advisory fee is based on the value of the average daily net assets of each Fund at the following maximum annual rates: Money Market -- 0.25%;
                         Core Fixed Income -- 0.40%; High Yield Bond -- 0.75%;
                         Long-Term Mortgage-Backed Securities -- 0.50%;
                         Mortgage-Backed Securities -- 0.50%; Convertible
                         Securities -- 0.75%; Core Equity -- 0.75%; Earnings
                         Momentum -- 1.00%; Mid-Cap Growth -- 1.00%; Small Cap
                         Growth -- 1.00%; Value Opportunities -- 0.80%; Asia
                         Pacific Equities -- 1.00%; Emerging Markets Equities --
                         1.00%; European Equities -- 0.75%; Japanese Equities --
                         0.75%; and Latin America Equities -- 1.00%. The Sub-
                         Advisers are paid from the investment advisory fee at the same rate as the Adviser based on the amount of assets for which the Sub-Adviser renders investment advisory services.

EXPENSE CAPS             With respect to Money Market, Convertible Securities,
                         Value Opportunities, European Equities, International
                         Equities and Japanese Equities, the Adviser has agreed to reduce its investment advisory fee, or to pay the operating expenses of the Funds, to the extent necessary to limit their annual ordinary operating expenses (including amortization of organizational expenses but not brokerage fees and commissions, interest, taxes and certain extraordinary expenses), as a percentage of average net value, to 0.40% for Money
                         Market, 1.05% for Convertible Securities, 1.36% for
                         Value Opportunities, 1.20% for European Equities, 1.16% for International Equities and 1.20% for Japanese
                         Equities until October 31, 1998. International Equities will also bear its proportionate share of the advisory fees and other expenses of any Fund it invests in. With respect to Core Fixed Income, the Adviser has agreed to reduce its investment advisory fee to 0.35% of the Fund's average daily net assets until October 31, 1998.


REDEMPTION AND           Investors may exchange shares of one Fund for shares of
EXCHANGES                another Fund subject to certain restrictions on the
                         number of exchanges in any 15-day period. Shares may be redeemed or exchanged at their net asset value next determined after receipt by DST Systems, Inc., the Fund's transfer agent, of a written or telephonic redemption or exchange request. See "Redemption and Exchange of Shares" and "Other Conditions Relating to
                         Shares - Excessive Trading and Exchange Limitations."
                         Exchanges and redemptions may produce taxable gain or loss for shareholders. See "Dividends, Distributions and Taxes."

RISK CONSIDERATIONS      The investments of each Fund entail the normal credit,
                         interest rate, market, financial and similar risks associated with fixed income and equity investments.
                         BECAUSE PRICES OF EQUITY AND FIXED INCOME SECURITIES
                         FLUCTUATE FROM DAY-TO-DAY, THE VALUE OF AN INVESTMENT
                         IN A FUND WILL VARY BASED UPON THE FUND'S PERFORMANCE
                         AND MAY GO DOWN AS WELL AS UP. FOR EQUITY SECURITIES,
                         MARKET RISK IS THE POSSIBILITY OF CHANGES IN PRICE
                         CAUSED BY STOCK MARKET PRICE CHANGES; FOR FIXED INCOME
                         SECURITIES, MARKET RISK IS THE POSSIBILITY THAT PRICES
                         WILL FALL BECAUSE OF CHANGING INTEREST RATES. IN
                         GENERAL, PRICES OF FIXED INCOME SECURITIES (INCLUDING
                         U.S. GOVERNMENT SECURITIES AND COLLATERALIZED MORTGAGE
                         OBLIGATIONS) VARY INVERSELY WITH CHANGES IN INTEREST
                         RATES. IF INTEREST RATES RISE, PRICES OF FIXED INCOME
                         SECURITIES FALL; IF INTEREST RATES FALL, PRICES OF
                         FIXED INCOME SECURITIES GENERALLY RISE. IN ADDITION,
                         FOR A GIVEN CHANGE IN INTEREST RATES, LONGER-MATURITY
                         FIXED INCOME SECURITIES FLUCTUATE MORE IN PRICE
                         (GAINING OR LOSING MORE IN VALUE) THAN SHORTER-MATURITY
                         FIXED INCOME SECURITIES. DURING PERIODS OF DECLINING
                         INTEREST RATES, IT IS LIKELY THAT HIGHER YIELDING
                         MORTGAGE SECURITIES, INCLUDING COLLATERALIZED MORTGAGE

                         OBLIGATIONS, WILL BE REDEEMED DUE TO REFINANCINGS AND A FUND WILL BE UNLIKELY TO REPLACE SUCH SECURITIES WITH SECURITIES HAVING AS GREAT A YIELD. THERE IS NO GUARANTEE OF SUCCESSFUL PERFORMANCE OR THAT AN INVESTMENT IN A FUND WILL ACHIEVE A POSITIVE RETURN.

                         High Yield Bond and Convertible Securities invest in high yield/high risk fixed income securities, commonly known as junk bonds, which are regarded by the ratings agencies as speculative with respect to the issuer's continuing ability to meet principal and interest payments. Such issuers generally have greater risk of default than issuers of investment grade securities.

                         Earnings Momentum and Small Cap Growth invest primarily in common stocks and other equity securities of lesser known, smaller capitalization domestic and foreign companies. Investments in such companies may be more volatile than investments in larger, more established companies.

                         The Asia Pacific Equities, Emerging Markets Equities, International Equities and Latin America Equities Funds can have extreme share price volatility and should be considered only as a long-term investment due to their investment in countries with emerging economies or securities markets.

                         All the Funds (except Money Market, Long-Term Mortgage-Backed Securities and Mortgage-Backed Securities) may invest in foreign securities. Investment in foreign securities involves certain risks including currency risk, exchange rate fluctuations, international and regional political and economic developments and the possible imposition of exchange controls or other restrictions applicable to such investments. Currency risk is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

                         The Asia Pacific Equities, Convertible Securities, Core Equity, Earnings Momentum, Emerging Markets Equities, European Equities, International Equities, Japanese Equities, Latin America Equities, Mid-Cap Growth, Small Cap Growth and Value Opportunities Funds ("Equity Funds") are non-diversified investment companies and, consequently, a relatively high percentage of their respective assets may be invested in a limited number of issuers. However, these Funds will still be subject to certain tax-related diversification requirements.

                         In addition, certain of the Funds may from time to time use other investment techniques or invest in specialized securities including "derivative" instruments that entail particular risks. These techniques and instruments include the following: when issued and delayed delivery securities, options and International Equities for hedging purposes (all Funds except Mid-Cap Growth); futures for hedging purposes (all Funds except Mid-Cap Growth, Value Opportunities and International Equities); inverse floater classes of collateralized mortgage obligations (Long-Term Mortgage-Backed Securities and Mortgage-Backed Securities); mortgage dollar rolls which may entail leverage and interest-only stripped mortgage securities (Core Fixed Income, Long-Term Mortgage-Backed Securities and Mortgage-Backed Securities); repurchase agreements (all Funds); and reverse repurchase agreements which involve leverage (Core Fixed Income, Long-Term Mortgage-Backed Securities, Mortgage-Backed Securities, Money Market and Latin American Equities). INVESTMENTS BY LONG-TERM MORTGAGE-BACKED SECURITIES AND MORTGAGE-BACKED SECURITIES IN INVERSE FLOATER CLASSES OF COLLATERALIZED MORTGAGE OBLIGATIONS AND INVESTMENTS BY CORE FIXED INCOME, LONG-TERM MORTGAGE-BACKED SECURITIES AND MORTGAGE-BACKED SECURITIES IN INTEREST-ONLY STRIPPED MORTGAGE SECURITIES ARE HIGHLY SENSITIVE TO CHANGES IN INTEREST AND PREPAYMENT RATES AND EXHIBIT GREATER PRICE VOLATILITY THAN OTHER COLLATERALIZED MORTGAGE OBLIGATIONS. SUCH PRICE VOLATILITY CAN ADVERSELY AFFECT A FUND'S SHARE PRICE. See "Risk Considerations - Risks Associated with Mortgage-Backed Securities" .

                             EXPENSES OF THE FUNDS

     This table describes the expenses and fees you may pay in connection with an investment in the Funds. The expenses and fees set forth in the table are for the six month period ended April 30, 1997 and are annualized. Expenses are expressed as a percent of each Fund's average net assets. More information about these expenses may be found under "Management of the Funds."

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR ACCOUNT)

         Sales Load Imposed on Purchases                          None

         Sales Load Imposed on Reinvested Dividends               None

         Contingent Deferred Sales Load                           None

         Redemption Fees                                          None

         Exchange Fees                                            None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM THE FUND'S
ASSETS)


                                                                         LONG-
                                                                         TERM
                                                CORE                     MORT-      MORT-
                             MONEY              FIXED         HIGH       GAGE       GAGE
                             MARKET            INCOME         YIELD     BACKED     BACKED
                             ------            -------        -----     ------     ------

Management Fees              0.23%             0.35%          0.75%     0.50%      0.50%
Rule 12b-1 Fees               None              None           None      None       None
Other Expenses               0.17%             0.52%          0.09%     0.14%      0.29%
                             -----             -----          ------    ------     ------
TOTAL FUND OPERATING         0.40%*            0.87%*         0.84%     0.64%      0.79%
   EXPENSES

                                                                                    VALUE
                          CONVERTIBLE    CORE      EARNINGS    MID-CAP    SMALL     OPPOR-
                          SECURITIES     EQUITY    MOMENTUM    GROWTH     CAP       TUNITIES
                          -----------    ------    --------    -------    ------    --------
Management Fees              0.61%        0.75%     1.00%       0.98%     1.00%       0.80%
Rule 12b-1 Fees               None         None      None        None      None        None
Other Expenses               0.44%        0.09%     0.19%       0.16%     0.12%       0.56%
                             -----        -----     -----       -----     -----       -----
TOTAL FUND OPERATING         1.05%*       0.84%     1.19%       1.14%*    1.12%       1.36%*
  EXPENSES

                            ASIA      EMERGING                INTERNA-                  LATIN
                           PACIFIC     MARKETS    EUROPEAN     TIONAL     JAPANESE     AMERICA
                          EQUITIES    EQUITIES    EQUITIES    EQUITIES    EQUITIES    EQUITIES
                          ---------   ---------   ---------   ---------   ---------   ---------
Management Fees            1.00%       1.00%        0.75%        0.00%       0.08%       1.00%
Rule 12b-1 Fees             None        None         None         None        None        None
Other Expenses             0.43%       0.44%        0.45%        1.16%       1.12%       0.39%
                           -----       -----       -----         -----       -----       -----
TOTAL FUND OPERATING       1.43%       1.44%       1.20%*        1.16%*      1.20%*       1.39%
  EXPENSES


* After expense reimbursements, see footnote next page for expense ratios had there been no reimbursement. In addition, the International Equities Fund will pay its pro rata portion of the expenses of the underlying funds in which it invests in.

EXAMPLE

    An investor would pay the following expenses* on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end of each time period:



FUND                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------   ------   -------   -------   --------

     Money Market                      $ 4       $13       $22       $ 51
     Core Fixed Income                   9        28        48        107
     High Yield Bond                     9        27        47        104
     Long-Term Mortgage-Backed           7        20        36         80
     Mortgage-Backed                     8        25        44         98
     Convertible Securities             10        30        --         --
     Core Equity                         9        27        47        104
     Earnings Momentum                  12        38        65        144
     Mid-Cap Growth                     12        36        63        139
     Small Cap Growth                   11        36        62        136
     Value Opportunities                14        44        --         --
     Asia Pacific Equities              15        45        78        171
     Emerging Markets Equities          15        46        79        172
     European Equities                  13        39        --         --
     International Equities             12        38        --         --
     Japanese Equities                  13        39        --         --
     Latin America Equities             15        48        82        180

================================================================================
*This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds. The example has been calculated using actual expenses except for Money Market, Convertible Securities, Value Opportunities, European Equities, International Equities and Japanese Equities where expenses are assumed to be the expense limit. Without an expense limit, total expenses for Money Market would have been 0.42% for the six month period ended April 30, 1997, total expenses for Convertible Securities would have been 1.19% for the period ended April 30, 1997 and total expenses for Value Opportunities, European Equities, International Equities and Japanese Equities are estimated at 1.36%, 1.20%, 1.16% and 1.20% respectively. Total expenses for Mid-Cap Growth were limited at 1.20% of average net assets through December 31, 1996. Had this limit not been in effect total expenses would have been 1.16% of average net assets. For the period November 1, 1997 through October 31, 1998, the Adviser has agreed to reduce its investment advisory fee from Core Fixed Income to 0.35% of its average daily net assets. Without this reduction, the investment advisory fee for Core Fixed Income would be 0.40% of its average daily net assets. In connection with the example, note that $1,000 is less than the Funds' minimum investment requirements and that there are no redemption or exchange fees of any kind. THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE
SHOWN.

                              FINANCIAL HIGHLIGHTS
                                 (INTRODUCTION)
                                  ------------

     The following information for the periods ended December 31, 1993 and October 31, 1994 and fiscal year ended October 31, 1995 and 1996, has been audited by the Company's independent auditors, Deloitte & Touche LLP, and should be read in conjunction with the financial statements and related notes thereto included in the Statement of Additional Information which may be obtained, without charge, by calling the telephone number or writing to the address appearing on the cover of this Prospectus. The information provided for the six months ended April 30, 1997 is unaudited.

                                                                            CORE FIXED INCOME
                                          -------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                            TEN MONTHS          MARCH 1, 1993
                                           APRIL 30,         YEAR ENDED    YEAR ENDED           ENDED           (INCEPTION) TO
                                             1997            OCTOBER 31,   OCTOBER 31,        OCTOBER 31,          DECEMBER 31,
                                          (UNAUDITED)           1996          1995              1994                  1993
                                          -----------        -----------   -----------       ------------       ---------------
NET ASSET VALUE PER SHARE,                  $  9.45           $  9.61        $  8.94          $   10.04             $  10.00
 BEGINNING OF PERIOD                        -------           -------        -------          ---------             --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------
 Net Investment Income                         0.34              0.55           0.58               0.44                 0.45
Net Realized and Unrealized
 Gain (Loss) on  Investments                  (0.19)            (0.16)          0.62              (1.16)(6)             0.19
                                            -------           -------        -------          ---------             --------
TOTAL FROM INVESTMENT
 OPERATIONS                                    0.15              0.39           1.20              (0.72)                0.64
                                            -------           -------        -------          ---------             --------
LESS DISTRIBUTIONS
------------------
Distributions from Net
 Investment Income                            (0.29)            (0.55)         (0.53)             (0.38)               (0.45)
                                            -------
Distributions from Realized
 Gains                                            -                 -              -                  -                (0.14)
Distributions in Excess of
 Realized Gains                                   -                 -              -                  -                (0.01)
                                            -------           -------        -------          ---------             --------
TOTAL                                         (0.29)            (0.55)         (0.53)             (0.38)               (0.60)
                                            -------           -------        -------          ---------             --------
NET ASSET VALUE PER SHARE, END
 OF PERIOD                                  $  9.31           $  9.45        $  9.61          $    8.94             $  10.04
                                            -------           -------        -------          ---------             --------

TOTAL RETURN                                   1.60%(1)          4.26%         13.92%             (7.24)%(2)            6.54%(3)
------------

RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (in
 thousands)                                 $21,351           $25,006        $36,236          $  50,153             $ 33,328
Ratio of Expenses to Average
 Net Assets                                    0.87%(4)          0.76%          0.68%(5)           0.50%(4)(5)          0.50%(4)(5)
Ratio of Net Investment Income
 to Average Net Assets                         6.33%(4)          5.85%          6.38%              6.11%(4)             5.24%(4)
Portfolio Turnover Rate                       82.24%(1)        238.73%        223.78%            208.63%(2)           149.96%(3)
                                            -------           -------        -------          ---------             --------


(1) For the six months ended April 30, 1997 and not indicative of a full year's operating results.
(2) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.
(3) For the period March 1, 1993 (commencement of operations) to December 31, 1993 and not indicative of a full year's operating results.
(4)  Annualized.
(5) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.50% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.72% for the fiscal year ended October 31, 1995, 0.68% for the ten months ended October 31, 1994 and 0.89% for the period March 1, 1993 (commencement of operations) through December 31, 1993.
(6) Includes net realized losses on foreign currency transactions/translations.

                                                                          HIGH YIELD BOND
                                       ---------------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                            TEN MONTHS          MARCH 1, 1993
                                           APRIL 30,        YEAR ENDED     YEAR ENDED           ENDED            (INCEPTION) TO
                                             1997           OCTOBER 31,    OCTOBER 31,       OCTOBER 31,          DECEMBER 31,
                                          (UNAUDITED)          1996           1995              1994                  1993
                                          -----------       ----------     -----------       -----------         ---------------
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD                       $   9.77          $   9.74        $  9.43           $  10.12             $  10.00
                                                                             -------           --------             --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------
Net Investment Income                          0.45              0.89           0.92               0.73                 0.74
Net Realized and Unrealized Gain
 (Loss) on Investments                         0.06              0.03           0.39              (0.77)                0.27
                                           --------          --------        -------           --------             --------
TOTAL FROM INVESTMENT OPERATIONS               0.51              0.92           1.31              (0.04)                1.01
                                           --------          --------        -------           --------             --------
LESS DISTRIBUTIONS
-------------------
Distributions from Net
 Investment Income                            (0.45)            (0.89)         (1.00)             (0.65)               (0.74)
                                           --------
Distributions from Realized Gains                 -                 -              -                  -                (0.15)
                                           --------          --------        -------
Distributions in Excess of                        -                 -              -                  -                    -
 Realized Gains                            --------          --------        -------           --------             --------
TOTAL                                         (0.45)            (0.89)         (1.00)             (0.65)               (0.89)
                                           --------                                            --------             --------
NET ASSET VALUE PER SHARE, END
 OF PERIOD                                 $   9.83          $   9.77        $  9.74           $   9.43             $  10.12
                                           --------          --------        -------           --------             --------

TOTAL RETURN                                   5.23%(1)          9.92%         14.65%            (0.34)%(2)            10.47%(3)
------------

RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (in
 thousands)                                $210,154          $183,815        $92,652           $ 90,577             $ 73,737
Ratio of Expenses to Average Net
 Assets                                        0.84%(4)          0.90%          0.87%(5)           0.79%(4)(5)      0.79%(4)(5)
Ratio of Net Investment Income
 to Average Net Assets                         9.11%(4)          9.21%          9.60%              9.18%(4)         8.60%(4)
Portfolio Turnover Rate                       29.70%(1)         82.56%         36.32%             34.01%(2)        47.60%(3)
                                           ========          ========        =======           ========             ========


(1) For the six months ended April 30, 1997 and not indicative of a full year's operating results.
(2) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.
(3) For the period March 1, 1993 (commencement of operations) to December 31, 1993 and not indicative of a full year's operating results.
(4)  Annualized.
(5) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.79% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.88% for the fiscal year ended October 31, 1995, 0.91% for the ten months ended October 31, 1994 and 0.96% for the period March 1, 1993 (commencement of operations) through December 31, 1993.




                                                                      Long-Term Mortgage-Backed Securities
                                       ---------------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                                            TEN MONTHS          JUNE 17, 1993
                                           APRIL 30,        YEAR ENDED       YEAR ENDED         ENDED            (INCEPTION) TO
                                             1997           OCTOBER 31,      OCTOBER 31,      OCTOBER 31,          DECEMBER 31,
                                          (UNAUDITED)           1996            1995             1994                 1993
                                          -----------       ----------       -----------      -----------        ---------------
Net Asset Value per Share,
 Beginning of Period                        $   9.56          $   9.56        $  8.95          $  10.07             $  10.00
                                            --------          --------        -------          --------             --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------
Net Investment Income                           0.36              0.68           0.72              0.63                 0.28
Net Realized and Unrealized
 Gain (Loss) on Investments                    (0.16)             0.02           0.71             (1.26)                0.07
                                            --------          --------        -------          --------             --------
TOTAL FROM INVESTMENT
 OPERATIONS                                     0.20              0.70           1.43             (0.63)                0.35
                                            --------          --------        -------          --------             --------
LESS DISTRIBUTIONS
------------------
Distributions from Net
 Investment Income                             (0.32)            (0.68)         (0.82)            (0.49)               (0.28)
Distributions from Realized
 Gains                                             -                 -              -                 -                    -
Distributions in Excess of
 Net Investment Income                             -             (0.02)             -                 -                    -
TOTAL                                          (0.32)            (0.70)         (0.82)            (0.49)               (0.28)
                                            --------          --------        -------          --------             --------
NET ASSET VALUE PER SHARE,
 END OF PERIOD                              $   9.44          $   9.56        $  9.56          $   8.95             $  10.07
                                            --------          --------        -------          --------             --------

TOTAL RETURN                                    2.09%(1)          7.69%         16.84%           (6.39)%(2)             3.51%(3)
------------

RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period
 (in thousands)                             $110,993          $112,260        $80,159          $ 66,632             $ 25,215
Ratio of Expenses to Average
 Net Assets                                     0.64%(4)          0.68%          0.65%(5)          0.65%(4)(5)          0.65%(4)(5)
Ratio of Net Investment
 Income to Average Net Assets                   7.47%(4)          7.15%          7.88%             8.03%(4)             5.37%(4)
Portfolio Turnover Rate                         6.59%(1)         39.28%         23.76%            36.71%(2)            44.47%(3)
                                            ========          ========        =======          ========             ========


(1) For the six months ended April 30, 1997 and not indicative of a full year's operating results.
(2) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.
(3) For the period March 1, 1993 (commencement of operations) to December 31, 1993 and not indicative of a full year's operating results.
(4)  Annualized.
(5) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.65% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.69% for the fiscal year ended October 31, 1995, 0.78% for the ten months ended October 31, 1994 and 1.13% for the period June 17, 1993 (commencement of operations) through December 31, 1993.

                                                                          MORTGAGE-BACKED SECURITES
                                          ------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                                          TEN MONTHS         MARCH 1, 1993
                                           APRIL 30,        YEAR ENDED      YEAR ENDED         ENDED           (INCEPTION) TO
                                             1997           OCTOBER 31,     OCTOBER 31,     OCTOBER  31,       DECEMBER 31,
                                          (UNAUDITED)          1996            1995            1994                1993
                                          -----------       -----------     -----------     ------------       ---------------
Net Asset Value per Share,
 Beginning of Period                        $  9.67           $  9.58        $  9.41            $  9.86           $ 10.00
                                            -------           -------        -------            -------           -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------
Net Investment Income                          0.34              0.51           0.67               0.42              0.50
Net Realized and Unrealized Gain (Loss)
 on Investments                               (0.05)             0.22           0.25              (0.48)            (0.12)
                                            -------           -------        -------            -------           -------
TOTAL FROM INVESTMENT OPERATIONS               0.29              0.73           0.92              (0.06)             0.38
                                            -------           -------        -------            -------           -------
LESS DISTRIBUTIONS
------------------
Distributions from Net Investment Income      (0.07)            (0.46)         (0.71)             (0.39)            (0.50)
Distributions from Realized Gains                 -                 -              -                  -             (0.02)
Distributions in Excess of Net Investment
 Income                                       (0.23)            (0.18)         (0.04)                 -                 -
                                            -------           -------        -------
TOTAL                                         (0.30)            (0.64)         (0.75)             (0.39)            (0.52)
                                            -------           -------        -------         ----------          --------
NET ASSET VALUE PER SHARE, END OF PERIOD    $  9.66           $  9.67        $  9.58         $     9.41          $   9.86
                                            -------           -------        -------         ----------          --------
TOTAL RETURN                                   3.04%(1)          7.86%         10.16%             (0.61)%(2)         3.89%(3)
------------

RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (in thousands)    $41,681           $61,835        $81,366         $  134,948          $147,666
Ratio of Expenses to Average Net Assets        0.79%(4)          0.69%          0.61%(5)           0.55%(4)(5)       0.55%(4)(5)
Ratio of Net Investment Income to Average
 Net Assets                                    7.71%(1)          5.34%          7.13%              5.18%(4)          5.98%(4)
Portfolio Turnover Rate                       13.67%(1)         54.10%         37.83%             65.64%(2)         70.44%(3)
                                            =======           =======        =======         ==========          ========


(1) For the six months ended April 30, 1997 and not indicative of a full year's operating results.
(2) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.
(3) For the period March 1, 1993 (commencement of operations) to December 31, 1993 and not indicative of a full year's operating results.
(4)  Annualized.
(5) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.55% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.63% for the fiscal year ended October 31, 1995, 0.62% for the ten months ended October 31, 1994 and 0.70% for the period March 1, 1993 (commencement of operations) through December 31, 1993.

                                                        CONVERTIBLE SECURITIES
                                                        ----------------------
                                                            JANUARY 2, 1997
                                                           (COMMENCEMENT OF
                                                          OPERATIONS) THROUGH
                                                            APRIL 30, 1997
                                                              (UNAUDITED)
                                                          -------------------
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD                  $ 10.00
                                                                -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------
Net Investment Income (Loss)                                       0.21
Net Realized and Unrealized Gain (Loss) on
 Investments                                                      (0.36)
                                                                -------
TOTAL FROM INVESTMENT OPERATIONS                                  (0.15)
                                                                -------
LESS DISTRIBUTIONS
------------------
Distributions from Net Investment Income                          (0.09)
Distributions from Realized Gains                                     -
Distributions in Excess of Net Investment Income                      -
                                                                -------
TOTAL                                                             (0.09)
                                                                -------
NET ASSET VALUE PER SHARE, END OF PERIOD                        $  9.76
                                                                -------
TOTAL RETURN                                                      (1.50%)(1)
------------

RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (in thousands)                        $27,163
Ratio of Expenses to Average Net Assets                            0.95%(2)(3)
Ratio of Net Investment Income to Average Net Assets               6.31%(2)
Portfolio Turnover Rate                                           52.36%(1)
Average Commission Rate Paid by the Fund                          $0.04
                                                                =======


(1) For the period January 2, 1997 (commencement of operations) to April 30, 1997 and not indicative of a full year's operating results.
(2)  Annualized.
(3) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.95% of net assets through December 31, 1997. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.19% for the period January 2, 1997 (commencement of operations) through April 30, 1997.


                                                                                    CORE EQUITY
                                                     -------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                                      TEN MONTHS      MARCH 1, 1993
                                                      APRIL 30,        YEAR ENDED     YEAR ENDED     ENDED        (INCEPTION) TO
                                                        1997           OCTOBER 31,    OCTOBER 31,  OCTOBER 31,      DECEMBER 31,
                                                     (UNAUDITED)          1996          1995          1994             1993
                                                     -----------       -----------    -----------  -----------    -------------
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD        $  15.93          $  13.69       $  11.57      $  11.81       $ 10.00
                                                      --------          --------       --------      --------       -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------
Net Investment Income                                     0.01              0.11           0.06          0.04          0.03
Net Realized and Unrealized Gain (Loss) on
 Investments                                              1.02              2.18           2.11         (0.28)         1.81
                                                      --------          --------       --------      --------       -------
TOTAL FROM INVESTMENT OPERATIONS                          1.03              2.29           2.17         (0.24)         1.84
                                                      --------          --------       --------      --------       -------
LESS DISTRIBUTIONS
------------------
Distributions from Net Investment Income                 (0.02)            (0.05)         (0.05)            -         (0.03)
Distributions from Realized Gains                        (0.20)                -              -             -             -
Distributions in Excess of Realized Gains                    -                 -              -             -             -
                                                      --------          --------       --------      --------       -------
TOTAL                                                    (0.22)            (0.05)         (0.05)            -         (0.03)
                                                      --------          --------       --------      --------       -------
NET ASSET VALUE PER SHARE, END OF PERIOD              $  16.74          $  15.93       $  13.69      $  11.57       $ 11.81
                                                      --------          --------       --------      --------       -------
TOTAL RETURN                                              6.46%(1)         16.79%         18.85%        (2.03)%(2)    18.41%(3)

RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (in thousands)              $220,141          $231,302       $197,721      $136,122      $ 55,885
Ratio of Expenses to Average Net Assets                   0.84%(4)          0.82%          0.85%         0.91%(4)      1.00%(4)(5)
Ratio of Net Investment Income to Average Net Assets      0.15%(4)          0.18%          0.48%         0.44%(4)      0.55%(4)
Portfolio Turnover Rate                                  18.43%(1)         39.58%         53.77%        23.53%(2)     29.67%(3)
Average Commission Rate Paid by the Fund(6)           $   0.06          $   0.06            n/a           n/a          n/a
                                                      ========          ========       ========      ========       =======


(1) For the six months ended April 30, 1997 and not indicative of a full year's operating results.
(2) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.
(3) For the period March 1, 1993 (commencement of operations) to December 31, 1993 and not indicative of a full year's operating results.
(4)  Annualized.
(5) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.00% of net assets through December 31, 1993. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.09% for the period March 1, 1993 (commencement of operations) through December 31, 1993.
(6) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.


                                                                                 EARNINGS MOMENTUM
                                                           -------------------------------------------------------------
                                                            SIX MONTHS
                                                              ENDED                                    NOVEMBER 1, 1994
                                                            APRIL 30,                                 (COMMENCEMENT OF
                                                               1997               YEAR ENDED         OPERATIONS) THROUGH
                                                           (UNAUDITED)         OCTOBER 31, 1996       OCTOBER 31, 1995
                                                           -----------         ----------------      --------------------
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD              $  13.01                 $ 11.47                 $ 10.00
                                                                                     -------                 -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------
Net Investment Income (Loss)                                   (0.06)                  (0.11)                  (0.03)
Net Realized and Unrealized Gain (Loss) on
 Investments                                                   (1.99)                   1.72                    1.51
                                                            --------                 -------                 -------
TOTAL FROM INVESTMENT OPERATIONS                               (2.05)                   1.61                    1.48
                                                            --------                 -------                 -------
LESS DISTRIBUTIONS
------------------
Distributions from Net Investment Income                           -                       -                       -
Distributions from Realized Gains                              (0.95)                  (0.07)                      -
Distributions in Excess of Net Investment Income                   -                       -                   (0.01)
                                                            --------                 -------                 -------
TOTAL                                                          (0.95)                  (0.07)                  (0.01)
                                                            --------                 -------                 -------
NET ASSET VALUE PER SHARE, END OF PERIOD                    $  10.01                 $ 13.01                  $11.47
                                                            --------                 -------                 -------
TOTAL RETURN                                                  (16.90%)(1)              13.99%                  14.76%
------------

RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (in thousands)                    $ 68,689                 $77,994                 $63,411
Ratio of Expenses to Average Net Assets                         1.19%(2)                1.13%                   1.14%(3)
Ratio of Net Investment Income to Average Net
 Assets                                                        (0.97%)(2)              (0.82)%                 (0.28%)
Portfolio Turnover Rate                                        40.39%(1)               99.03%                  85.91%
Average Commission Rate Paid by the Fund(4)                 $   0.06                 $  0.06                    n/a
                                                            ========                 =======                 =======


(1) For the six months ended April 30, 1997 and not indicative of a full year's operating results.
(2)  Annualized.
(3) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.14% of net assets through December 31, 1995. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.14% for the year ended October 31, 1996 and November 1, 1994 (commencement of operations) through October 31, 1995.

(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.


                                                                   MID-CAP GROWTH
                                                          ---------------------------------------
                                                          SIX MONTHS             JUNE 3, 1996
                                                             ENDED             (COMMENCEMENT OF
                                                           APRIL 30,          OPERATIONS) THROUGH
                                                             1997              OCTOBER 31, 1996
                                                          -----------         -------------------
                                                          (UNAUDITED)
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD               $  9.19                    $ 10.00
                                                             -------                    -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------
Net Investment Income (Loss)                                   (0.04)                     (0.03)
Net Realized and Unrealized Gain (Loss) on
 Investments                                                   (1.90)                     (0.78)
                                                             -------                    -------
TOTAL FROM INVESTMENT OPERATIONS                               (1.94)                     (0.81)
                                                             -------                    -------
LESS DISTRIBUTIONS
------------------
Distributions from Net Investment Income                           -                          -
Distributions from Realized Gains                                  -                          -
Distributions in Excess of Net Investment Income                   -                          -
                                                             -------                    -------
TOTAL                                                              -                          -
                                                             -------                    -------
NET ASSET VALUE PER SHARE, END OF PERIOD                     $  7.25                    $  9.19
                                                             =======                    =======
TOTAL RETURN                                                  (21.11%)(1)                (8.10)%(2)

RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (in thousands)                     $84,720                    $92,430
Ratio of Expenses to Average Net Assets(4)                      1.14%(3)                   1.20%(3)
Ratio of Net Investment Income to Average Net
 Assets                                                        (0.88%)(3)                (0.80)%(3)
Portfolio Turnover Rate                                        26.36%(1)                  19.19%(2)
Average Commission Rate Paid by the Fund(4)                  $  0.06                    $  0.06
                                                             =======                    =======


(1) For the six months ended April 30, 1997 and not indicative of a fully year's operating results.
(2) For the period June 3, 1996 (commencement of operations) through October 31, 1996 and not indicative of a full year's operating results.
(3)  Annualized.
(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.20% of net assets through December 31, 1996. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.16% for the six months ended April 30, 1997 and 1.27% for the period June 3, 1996 (commencement of operations) through October 31, 1996.

                                                                                      SMALL CAP GROWTH
                                                        ----------------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED
                                                           APRIL 30,        YEAR ENDED                               MARCH 1, 1994
                                                             1997           OCTOBER 31,        YEAR ENDED           (INCEPTION) TO
                                                          (UNAUDITED)          1996          OCTOBER 31, 1995      OCTOBER 31, 1994
                                                          ----------        -----------      ----------------       ----------------
NET ASSET VALUE PER SHARE, BEGINNING OF
 PERIOD                                                    $  17.17           $  13.53             $  9.39               $  10.00
                                                           --------           --------             -------               --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------
Net Investment Income (Loss)                                  (0.06)             (0.13)              (0.07)                 (0.04)
Net Realized and Unrealized Gain (Loss) on
 Investments                                                  (3.57)              4.08                4.72                  (0.57)
                                                           --------           --------             -------               --------
TOTAL FROM INVESTMENT OPERATIONS                              (3.63)              3.95                4.65                  (0.61)
                                                           --------           --------             -------               --------
LESS DISTRIBUTIONS
------------------
Distributions from Net Investment Income                          -              (0.01)                  -                      -
Distributions from Realized Gains                             (0.05)             (0.30)              (0.51)                     -
Distributions in Excess of Realized Gains                         -                  -                   -                      -
                                                           --------           --------             -------
TOTAL                                                         (0.05)             (0.31)              (0.51)                     -
                                                           --------           --------             -------               --------
NET ASSET VALUE PER SHARE, END OF PERIOD                   $  13.49           $  17.17             $ 13.53               $   9.39
                                                           --------           --------             -------               --------
TOTAL RETURN                                                 (21.21)%(1)          29.73%              49.89%              (6.10)%(2)
------------

RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (in thousands)                   $104,391           $132,444             $66,056               $ 51,089
Ratio of Expenses to Average Net Assets                        1.12%(3)           1.14%               1.21%(4)           1.09%(3)(4)
Ratio of Net Investment Income to Average Net
 Assets                                                       (0.80%)(3)         (0.76)%             (0.61)%              (0.59)%(3)
Portfolio Turnover Rate                                       22.71%(1)          45.43%              89.73%                88.63%(2)
Average Commission Rate Paid by the Fund(5)                $   0.06           $   0.06                n/a                    n/a
                                                           ========           ========             =======               ========


(1) For the six months ended April 30, 1997 and not indicative of a fully year's operating results.
(2)  For the period March 1, 1994 (commencement of operations) through
     October 31, 1994 and not indicative of a full year's operating results.
(3)  Annualized.
(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.09% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.24% for the year ended October 31, 1995 and 1.39% for the period March 1, 1994 (commencement of operations) through October 31, 1994.
(5) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

                                                                                     ASIA PACIFIC EQUITIES
                                                           -------------------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED
                                                              APRIL 30,         YEAR ENDED     YEAR ENDED         MARCH 1, 1994
                                                                 1997           OCTOBER 31,    OCTOBER 31,       (INCEPTION) TO
                                                             (UNAUDITED)           1996           1995           OCTOBER 31, 1994
                                                             -----------        -----------    -----------       ----------------
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD                 $  9.61            $  8.67        $ 10.19             $  10.00
                                                               -------            -------        -------             --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------
Net Investment Income (Loss)                                     (0.01)              0.06           0.06                 0.03
Net Realized and Unrealized Gain (Loss) on
 Investments and Foreign Currency                                 0.44               0.93          (1.19)                 .16
                                                               -------            -------
TOTAL FROM INVESTMENT OPERATIONS                                  0.43               0.99          (1.13)                0.19
                                                               -------            -------        -------             --------
LESS DISTRIBUTIONS
------------------
Distributions from Net Investment Income                             -              (0.05)         (0.01)                   -
Distributions from Realized Gains                                    -                  -          (0.16)                   -
Distributions in Excess of Realized Gains                            -                  -          (0.22)                   -
                                                               -------            -------        -------
TOTAL                                                                -              (0.05)         (0.39)                   -
                                                               -------            -------        -------             --------
NET ASSET VALUE PER SHARE, END OF PERIOD                       $ 10.04            $  9.61        $  8.67             $  10.19
                                                               -------            -------        -------             --------

TOTAL RETURN                                                      4.47%(1)          11.36%        (10.98%)              1.90%(2)
------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (in thousands)                       $43,369            $48,266        $46,709             $ 54,019
Ratio of Expenses to Average Net Assets                           1.43%(3)           1.43%          1.47%(4)             1.40%(3)(4)
Ratio of Net Investment Income to Average Net
 Assets                                                          (0.21%)(3)          0.66%          0.74%                0.45%(3)
Portfolio Turnover Rate                                          34.17%(1)          84.81%        102.01%               46.75%(2)
Average Commission Rate Paid by the Fund(5)                    $  0.01            $  0.01           n/a                   n/a
                                                               =======            =======        =======             ========


(1) For the six months ended April 30, 1997 and not indicative of a fully year's operating results.
(2) For the period March 1, 1994 (commencemnt of operations) through October 31, 1994 and not indicative of a full year's operating results.
(3)  Annualized.
(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.40% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.51% for the year ended October 31, 1995 and 1.60% for the period March 1, 1994 (commencement of operations) through October 31, 1994.
(5) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.


                                                                                   EMERGING MARKETS EQUITIES
                                                        ----------------------------------------------------------------------------
                                                            SIX MONTHS
                                                               ENDED
                                                             APRIL 30,         YEAR ENDED      YEAR ENDED      MARCH 1, 1994
                                                               1997            OCTOBER 31,     OCTOBER 31,     (INCEPTION) TO
                                                            (UNAUDITED)           1996            1995        OCTOBER 31, 1994
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD                $  8.18           $  7.19         $   9.73           $ 10.00
                                                              -------           -------         --------           -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------

Net Investment Income (Loss)                                     0.01              0.07             0.04             (0.01)

Net Realized and Unrealized Gain (Loss) on                       1.19              0.94            (2.58)            (0.26)
 Investments and Foreign Currency                             -------           -------         --------           -------

TOTAL FROM INVESTMENT OPERATIONS                                 1.20              1.01            (2.54)            (0.27)
                                                              -------           -------         --------           -------

LESS DISTRIBUTIONS
------------------

Distributions from Net Investment Income                        (0.04)            (0.02)               -                 -

Distributions from Realized Gains                                   -                 -                -                 -

Distributions in Excess of Realized Gains                           -                 -                -                 -
                                                              -------           -------         --------           -------

TOTAL                                                           (0.04)            (0.02)           (2.54)            (0.27)
                                                              -------           -------         --------           -------

NET ASSET VALUE PER SHARE, END OF PERIOD                      $  9.34           $  8.18         $   7.19           $  9.73
                                                              =======           =======         ========           =======

_____________________________

TOTAL RETURN                                                  14.72%(1)         14.14%          (26.11)%          (2.70)%(2)
------------

RATIOS/SUPPLEMENTAL DATA
------------------------

Net Assets, End of Period (in thousands)                      $62,937           $57,639         $ 51,873           $70,212

Ratio of Expenses to Average Net Assets                        1.44%(3)          1.41%            1.55%             1.70%(3)


Ratio of Net Investment Income to Average Net                  0.31%(3)          0.82%            0.54%           (0.09)%(3)
 Assets

Portfolio Turnover Rate                                       31.86%(1)         83.76%           74.24%            61.28%(2)

Average Commission Rate Paid by the Fund(4)                   $  0.00           $  0.00           n/a                n/a
=================================================


(1) For the six months ended April 30, 1997 and not indicative of a fully year's operating results.
(2) For the period March 1, 1994 (commencemnt of operations) through October 31, 1994 and not indicative of a full year's operating results.
(3)  Annualized.
(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

                                                                         LATIN AMERICA EQUITIES
                                     ----------------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                                            TEN MONTHS         MARCH 1, 1993
                                           APRIL 30,         YEAR ENDED     YEAR ENDED          ENDED           (INCEPTION) TO
                                             1997            OCTOBER 31,    OCTOBER 31,       OCTOBER 31,        DECEMBER 31,
                                          (UNAUDITED)           1996           1995             1994                 1993
                                          -----------        -----------    -----------       -----------       ---------------
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD                        $ 10.01           $  7.92       $  14.99           $  15.11            $  10.00
                                            -------           -------       --------           --------            --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------
Net Investment Income                          0.08              0.11           0.06               0.01                0.08
Net Realized and Unrealized
 Gain (Loss) on Investments
 and Foreign Currency                          2.53              2.03          (5.92)             (0.13)               6.35
                                            -------           -------       --------           --------            --------
TOTAL FROM INVESTMENT
 OPERATIONS                                    2.61              2.14          (5.86)             (0.12)               6.43
                                            -------           -------       --------           --------            --------
LESS DISTRIBUTIONS
------------------
Distributions from Net
 Investment Income                            (0.09)            (0.05)             -                  -               (0.08)
Distributions from Realized
 Gains                                            -                 -              -                  -               (1.21)
Distributions in Excess of
 Realized Gains                                   -                 -          (1.21)                 -               (0.03)
                                            -------           -------       --------           --------            --------
TOTAL                                         (0.09)            (0.05)         (1.21)                 -               (1.32)
                                            -------           -------       --------           --------            --------
NET ASSET VALUE PER SHARE,
 END OF PERIOD                              $ 12.53           $ 10.01       $   7.92           $  14.99            $  15.11
                                            -------           -------       --------           --------            --------
TOTAL RETURN                                  26.26%(1)         27.08%       (40.95)%            (0.79)%(2)           64.27%(3)
------------

RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period
 (in thousands)                             $82,345           $68,323       $ 38,942           $122,610            $ 89,910
Ratio of Expenses to Average
 Net Assets                                    1.39%(4)          1.44%          1.58%              1.36%(4)            1.50%(4)(5)
Ratio of Net Investment
 Income to Average Net Assets                  1.50%(4)          1.12%          0.59%(5)           0.11%(4)(5)         0.77%(4)(5)
Portfolio Turnover Rate                       12.04%(1)         44.32%         75.62%            143.65%(2)          120.06%(3)
Average Commission Rate Paid
 by the Fund (6)                            $  0.00           $  0.00           n/a                n/a                 n/a
                                            =======           =======       ========           ========            ========


(1) For the six months ended April 30, 1997 and not indicative of a fully year's operating results.
(2) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.
(3)  For the period March 1, 1993 (commencemnt of operations) through
     December 31, 1993 and not indicative of a full year's operating results.
(4)  Annualized.
(5) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.50% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.52% for the period March 1, 1993 (commencement of operations) through December 31, 1993.
(6) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

                              FINANCIAL HIGHLIGHTS

     The following information for the TCW Galileo Money Market Fund has been audited by Deloitte & Touche LLP, independent auditors for MMP, and should be read in conjunction with the financial statements and related notes thereto included in the Statement of Additional Information which may be obtained, without charge, by calling the telephone number or writing to the address appearing on the cover of this Prospectus.

                                                                                                      Ten
                                                            Six Months        Year       Year        Months
                                                            Ended April       Ended      Ended       Ended
                                                              30, 1997       October     October     October
                                                            (Unaudited)     31, 1996    31, 1995    31, 1994
                                                            -----------     --------    --------   ---------
ASSET VALUE PER SHARE, BEGINNING OF PERIOD                   $    1.00      $   1.00    $   1.00   $    1.00

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income                                           0.0296        0.0509      0.0549      0.0304

LESS DISTRIBUTIONS
------------------
Dividends from Net Investment Income                           (0.0296)      (0.0509)    (0.0549)    (0.0304)
                                                             ---------      --------    --------   ---------
NET ASSET VALUE PER SHARE, END OF PERIOD                     $    1.00      $   1.00    $   1.00   $    1.00
                                                             =========      ========    ========   =========
Total Return                                                      2.54%/1/      5.21%       5.67%       3.04%/2/
------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Period (in thousands)                     $ 282,486      $233,671    $ 86,302   $ 124,392
Ratio of Expenses to Average Net Assets/5/                        0.40%/4/      0.40%       0.40%       0.40%/4/
Ratio of Net Investment
 Income to Average Net Assets                                     5.04%/4/      5.04%       5.49%       3.65%/4/

                                                                                                                   July 14,
                                                                                                                    1998
                                                                      Year Ended December 31                     (Inception)
                                               --------------------------------------------------------------    to December
                                                 1993             1992        1991         1990         1989     31, 1988
                                               --------         --------    --------     --------     --------   -----------
ASSET VALUE PER SHARE, BEGINNING OF PERIOD     $   1.00         $   1.00    $   1.00     $   1.00     $   1.00    $    1.00

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income                            0.0293           0.0381      0.0620       0.0800       0.0882       0.0379

LESS DISTRIBUTIONS
------------------
Dividends from Net Investment Income            (0.0293)         (0.0381)    (0.0620)     (0.0800)     (0.0882)     (0.0379)
                                               --------         --------    --------     --------     --------    ---------
NET ASSET VALUE PER SHARE, END OF PERIOD       $   1.00         $   1.00    $   1.00     $   1.00     $   1.00    $    1.00
                                               ========         ========    ========     ========     ========    =========
Total Return                                       2.97%            3.92%       6.35%        8.18%        9.22%        7.68%/3/
------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Period (in thousands)       $ 81,204         $183,465    $140,987     $167,572      $88,620    $  63,703
Ratio of Expenses to Average Net Assets/5/         0.40%            0.40%       0.40%        0.40%        0.40%        0.40%/4/
Ratio of Net Investment
 Income to Average Net Assets                      2.93%            3.81%       6.20%        8.00%        8.82%        8.08%/4/

------------------------

(1) For the six months ended April 30, 1997 and not indicative of a full year's operating results.
(2) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.
(3) For periods the period July 14, 1988 (commencement of operations) to December 31, 1988 and not indicative of a full year's operating results.
(4)  Annualized.
(5) The Investment Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.40% of net assets through December 31, 1998. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.42% for the six months ended April 30, 1997, 0.44% for the fiscal year ended October 31, 1996, 0.46% for the fiscal year ended October 31, 1995, 0.68% for the ten months ended October 31, 1994, 0.52%, 0.49%, 0.47%, 0.51%
     and 0.71% for the years ended December 31, 1993 through 1989, respectively, and 0.47% for the period July 14, 1988 (commencement of operations) through December 31, 1998.

                             MANAGEMENT DISCUSSION

    Accompanying the management discussion is a graphical analysis of the change in value of a $250,000 investment (minimum initial shareholder investment) in each Fund, except Money Market, compared to the change in value of an investment of the same amount using the applicable broad-based index.

TCW GALILEO CORE FIXED INCOME FUND

    From November 1, 1995 through October 31, 1996, the Fund returned 4.26%.
The return on the Salomon Brothers Broad Index and Lehman Brothers Aggregate Bond Index during the same period were 5.88% and 5.83%, respectively. The Fund's performance during this period is partially attributable to the Fund's longer duration versus its benchmark index during the bond market's decline in the first quarter of 1996. The Federal government shutdown, which began in late 1995 and continued through early 1996, delayed the release of vital economic data causing investors to rely on anecdotal evidence pointing to a weak economy. When economic statistics began to flow again in mid-February, it became evident that inventories were significantly reduced and consumer savings had been partially rebuilt. This data left the impression that the trough in economic performance had occurred and that recovery was imminent.

    Throughout the second and third quarters, however, economic data continued to send confusing signals to the market regarding the true degree of strength or weakness underlying domestic economic growth. Weaker economic data, combined with the Federal Reserve's failure to tighten interest rates, precipitated better bond market conditions during the third quarter. The Fund's duration, which stood at 5.5 years in November 1995, was shortened to 4.25 years by May 1996 and subsequently lengthened to 5.0 years by October 1996.

TCW GALILEO HIGH YIELD BOND FUND

    The Fund earned a total return of 9.9% for the period November 1, 1995 to October 31, 1996. The return on the Salomon Brothers High Yield Cash Pay Index during the same period was 10.6%. The Fund's underperformance was largely attributable to the fact that the portfolio maintained a heavier weighting in defensive sectors during a time in which cyclical industry groups outperformed. The high yield bond market has continued to be an attractive asset class as the Fund has also outperformed the Lehman Brothers Government/Corporate Bond Index which returned 5.4% for the 12 months ended October 31, 1996.

    We continue to pursue a high yield investment approach which is designed to preserve principal while providing superior risk-adjusted returns by concentrating on strong fundamental credits in the upper-tier of the high yield market.

TCW GALILEO MORTGAGE-BACKED SECURITIES FUND

    Over the course of the fiscal year ended October 31, 1996, interest rates on most U.S. treasuries with maturities longer than two years increased. The yield on three and five year treasuries rose by 18 and 27 basis points respectively, while 10 and 30 year treasury yields were up over 30 basis points. In contrast, rates on treasury bills declined. Three month bill rates fell 35 basis points during the year and the yield on the one year treasury fell 14 basis points. Mortgages generally perform well in this kind of interest rate environment, and this year was no exception. Strong technical trends consisting of limited supply, strong investor demand and declining prepayment volatility helped the mortgage sector outperform treasuries and high grade corporates. Furthermore tight spreads in other fixed income sectors enhanced the relative value of mortgage securities. CMO issuance remained well below the volume seen three or four years ago, and derivatives performed well. Our investment strategy continues to emphasize call protection and securities priced below par to increase the portfolio's exposure to variables that can enhance performance throughout the business cycle.

TCW GALILEO LONG-TERM MORTGAGE-BACKED SECURITIES FUND

    Over the course of the fiscal year ended October 31, 1996, interest rates on most U.S. treasuries with maturities longer than two years increased. The yield on three and five year treasuries rose by 18 and 27 basis points respectively, while 10 and 30 year treasury yields were up over 30 basis points. In contrast, rates on treasury bills declined. Three month bill rates fell 35 basis points during the year and the yield on the one year treasury fell 14 basis points. Mortgages generally perform well in this kind of interest rate environment, and this year was no exception. Strong technical trends consisting of limited supply, strong investor demand and declining prepayment volatility helped the mortgage sector outperform treasuries and high grade corporates. Furthermore tight spreads in other fixed income sectors enhanced the relative value of mortgage securities. CMO issuance remained well below the volume seen three or four years ago, and derivatives performed well. Out investment strategy continues to emphasize call protection and securities priced below par to increase the portfolio's exposure to variables that can enhance performance throughout the business cycle.

TCW GALILEO CORE EQUITY FUND

    The total return for the Fund during the period from November 1, 1995 through October 31, 1996 was 16.79%, which compares with a total return of 24.09% for the Standard & Poor's 500 Stock Index over the same period. All of the shortfall in performance relative to the benchmark occurred in the Fund's first fiscal quarter, when there was widespread investor concern the U.S. economy was heading into a recession. During that period bond yields declined sharply, which had the effect of increasing the valuations of many stable-demand, consumer-oriented companies and utilities, which collectively account for a large percentage weighting in the Index but in which the Fund was greatly underweighted. Accordingly, while achieving positive returns in its first fiscal quarter ended January 1996, the Fund fell 8.5 percentage points behind the Index. As signs of renewed economic strength appeared in late winter, bond yields began to rise, and the Fund's large positions in revitalized American manufacturing companies, electronic and telecommunications companies, airlines and aerospace companies, among others, rose sharply, and the Fund's relative performance improved over the balance of the fiscal year. The Fund continues to pursue its strategy of achieving long-term growth of capital by investing in reasonably valued companies whose earnings growth prospects for the next several years appear particularly robust. We continue to have high conviction in the long-term growth prospects for the technology sector, and we maintain substantial positions in airlines, aerospace and many revitalized American industrial companies, particularly those that have a large and growing presence in foreign markets. Although we anticipate growth in the U.S. economy will moderate next year, we expect profit gains for the companies in our portfolio will still be robust and well above average in view of their continued cost cutting efforts, probable further improvement in overseas markets, and in some cases the positive impact of new product introductions.

TCW GALILEO EARNINGS MOMENTUM FUND

    The Fund recorded relative strong performance for the year ended October 31, 1996, gaining 14.0% for the period. We are disappointed to have lagged the Russell 2000, however, which rose 16.6% during the same period. Outstanding results in the first half of the year, when the Fund gained over 30% and easily outpaced the Russell 2000, were cut in half by losses in the second six months of 1996.

    Top-performing sectors during the year were retail, restaurants, non-rail transportation and banks/financial services/building products. Technology holdings were disappointing, with the semiconductor/electronic instrument sector showing a double-digit decline for the year and the telecom sector also declining slightly.

    We made a number of changes in industry weightings during the twelve months ended october 31, 1996. These changes do not reflect top-down or macroeconomic decisions in the portfolio: our sector allocations continue to be driven by bottom-up, company-by-company investing decisions. During the year, consumer staples rose to over 42% of the portfolio and replaced capital goods as the broad industry sector with the heaviest weighting. The increase in consumer staples primarily reflected a higher level of investment in the business services sector, while a decline in the capital goods weighting was mostly owing to a reduction in the semiconductor/electronic instruments sector. Health care, a part of consumer staples, was the largest single sector holding in the Fund at year-end.

TCW GALILEO MID-CAP GROWTH FUND

    With the realization that the fourth quarter of 1995's economic slow down was merely a helpful inventory correction, mid-cap stocks surpassed even the S&P 500's robust gain in the first five months of 1996. The market decline in June and July was prompted by (1) fear of a more restrictive monetary policy in response to the perceived excess strength in certain segments of the economy;
(2) earnings disappointments announced by several top tier technology companies; and (3) the potential for further mutual fund redemptions to exacerbate the stock market decline. In August and September, markets rallied as near term economic data suggested a sustained modest growth low inflation environment. It continues to be our belief that the economy is not in any immediate danger of overheating. We believe the threat of rising inflation is remote given massive global excess capacity, fiscal downsizing and privatizations, a rising dollar, restrained money supply growth and top heavy consumer balance sheets. We believe the probabilities favor a continued moderation of growth in the fourth quarter of 1996 and extension of the business cycle well into 1997 and perhaps beyond.

TCW GALILEO SMALL CAP GROWTH FUND

    In spite of a very disappointing second half, the year 1996 was the second year in a row of strong performance in the TCW Galileo Small Cap Growth Fund. Outstanding results during the first six months of the year were somewhat offset by losses in the second six months of 1996. Total return for the period November 1, 1995 through October 31, 1996 was 29.7%. This compares with 16.6% for the Russell 2000 and 14.4% for the NASDAQ Industrials.

    Technology was not as dominant in fueling the 1996 gain as it had been in 1995, although the telecommunication sector in technology did post strong results. Performance was primarily driven by gains in business services, pollution control, and leisure/entertainment/photo/media, while disappointing results in the electrical equipment and beverages/distribution/restaurant areas held the Fund back somewhat.

    Although we made a number of changes in the Fund over the past twelve months, there was relatively little change in the weightings of broad industry sectors. Consumer staples rose to represent over half of the portfolio, almost entirely the result of added investments in business services. Health care, a part of consumer staples, remains the largest sector holding in the Fund. Holdings in capital goods declined slightly during the year, as decreases in information and semiconductors/instruments more than offset an increase in our telecommunication holdings. Our sector decisions continue to be driven by bottom-up, company-by-company investment decisions.

TCW GALILEO ASIA PACIFIC EQUITIES FUND

    The total return earned by the Fund during the period ended October 31, 1996 was 11.4%. This compares favorably to the 6.2% return of the Morgan Stanley Combined Far East Free ex-Japan Index for the same period.

    The Fund outperformed the MSCI Combined Far East Free ex-Japan Index due to a judicious asset allocation strategy when the Asian equity markets delivered mixed performances. The Fund benefitted from maintaining an overweight position in its two largest holdings, Hong Kong and Malaysia, which delivered robust performances of 27.5% and 22.8%, respectively, during the twelve months ended October 31, 1996. Within Hong Kong, the Fund emphasized red-chips --Hong Kong listed companies backed by government controlled entities in Mainland China -- which strongly outperformed in the third quarter. Furthermore, the Fund benefitted from an underweight position in the two weakest performing markets in the region, Thailand and Korea, which posted losses of 29.3% and 29.2%, respectively. These markets have been hurt by declining export growth and widening current account deficits.

TCW GALILEO EMERGING MARKETS EQUITIES FUND

    The total return earned by the Fund during the period ended October 31, 1996, was 14.1%. This compares favorably to the positive 10.5% return of the International Finance Corporation (IFC) Composite Investable Index for the same period.

    As an asset class, the Emerging Markets Equities generally performed well during the period, buoyed by strong capital inflows as easing global liquidity and strengthening market fundamentals renewed foreign investor interest early in the year. Continued improvements of economic fundamentals, coupled with a benign interest rate environment, provided further impetus to the markets during the remainder of the period. The Fund's outperformance relative to the International Finance Corporation (IFC) Composite Investable Index is attributable to strong performance by the Fund's largest holdings including Malaysia, Brazil, and Mexico, which rose 23.2%, 26.8%, and 22.1%, respectively. The Fund also benefitted from increased exposure to several emerging European markets including Russia, Hungary, Poland, and Czech Republic, which experience strong rallies during the period. In addition, the Fund virtually eliminated its exposure to South African equities prior to a decline of 12.4% between March and October 31.

TCW GALILEO LATIN AMERICA EQUITIES FUND

    The total return earned by the Fund during the period ended October 31, 1996, was 27.1%. This compares favorably to the 19.5% return of the International Finance Corporation (IFC) Latin America Investable Index for the same period.

    The Fund's outperformance relative to the International Finance Corporation
(IFC) Latin America Investable Index is primarily due to the Fund's overweight position in Brazilian equities, which rose 26.8% during the period. Moreover, the Fund's Brazil stock portfolio outperformed the IFC Brazil index with roughly two-thirds of its Brazil investments concentrated in state-owned companies. State-owned companies were some of the top performers during the period, due to continued progress on the reduction of the Federal government's role in the telecommunications, electricity, and petroleum sectors. The Fund's outperformance is also attributable to its strong position in Mexican equities, which rose 22.1% during the period, as investors were encouraged by positive economic data, indicating a stronger than expected economic recovery.

                       INVESTMENT OBJECTIVES AND POLICIES

    This Prospectus describes the following Funds offered by the Company: one money market fund -- TCW Galileo Money Market Fund ("Money Market"); four fixed income funds -- TCW Galileo Core Fixed Income Fund, TCW Galileo High Yield Bond Fund, TCW Galileo Long-Term Mortgage-Backed Securities Fund and TCW Galileo Mortgage-Backed Securities Fund (collectively, the "Bond Funds"); six equity funds -- TCW Galileo Convertible Securities Fund, TCW Galileo Core Equity Fund, TCW Earnings Momentum Fund, TCW Galileo Mid-Cap Growth Fund, TCW Galileo Small Cap Growth Fund and TCW Galileo Value Opportunities Fund and six international equity funds -- TCW Galileo Asia Pacific Equities Fund, TCW Galileo Emerging Markets Equities Fund, TCW Galileo European Equities Fund, TCW Galileo International Equities Fund, TCW Galileo Japanese Equities Fund and TCW Galileo Latin America Equities Fund (together, the "Equity Funds"). Each of the Bond Funds and Money Market is a diversified portfolio, while each of the Equity Funds is non-diversified.

    Additional information about investment strategies that one or more of the Funds may employ and investment policies discussed below appear in the Appendix to this Prospectus and in the Statement of Additional Information. A description of the rating systems of Moody's Investors Services, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") is also contained in the Appendix to this Prospectus.

    The investment objective of each Fund is a fundamental policy. Fundamental policies of a Fund may not be changed without the approval of a majority of the outstanding shares of that Fund. Any investment involves risk, and there can be no assurance that a Fund will achieve its investment objective. The Funds' investment strategies, unless otherwise specified, are not fundamental policies and may be changed without shareholder approval. Shareholders will be notified of any change in such strategies as required by law. For purposes of the investment percentage limitations set forth in the following pages: (i) all percentage limitations apply immediately after a purchase or initial investment, and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the Fund.

TCW GALILEO MONEY MARKET FUND

    TCW Galileo Money Market Fund seeks current income, preservation of capital and liquidity through investment in short-term money market securities. While there can be no assurance that the Fund will achieve its investment objective, it seeks to do so by following the investment policies described below. The investment objective and policies of the Fund and the limitations described below can be changed only by action of the shareholders.

    The Fund seeks to maintain a constant net asset value of $1.00 per share by investing in a diversified portfolio of money market instruments with remaining maturities of one year or less or whose implied maturities are one year or less. Certain variable rate and floating rate instruments are deemed to have an implied maturity equal to the period remaining until the next adjustment of the interest rate. See "Investment Restrictions" in the Statement of Additional Information. The average maturity of the Fund's investments on a dollar-weighted basis will be 90 days or less. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include selling portfolio securities prior to maturity; shortening the average maturity of the portfolio; withholding or reducing dividends; redeeming shares in kind; or utilizing a net asset value per share determined by using available market quotations.

    The Fund will purchase only those instruments that meet the following applicable quality requirements. The Fund will not purchase a security (other than a security issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities) unless the security or the issuer with respect to comparable securities (i) is rated by at least two nationally recognized statistical rating organizations ("NRSROs") such as S&P or Moody's in one of the two highest rating categories for short-term debt obligations, (ii) is rated in one of the two highest categories for short-term debt by the only NRSRO that has issued a rating, or (iii) if not so rated, the security is determined by the Adviser to be a comparable quality. As a matter of operating policy, the Fund will not purchase commercial and other short-term obligations of United States corporations unless the instrument is rated A-1 by S&P, P-1 by Moody's or, if not rated, determined to be of comparable quality by the Adviser.

TCW GALILEO CORE FIXED INCOME FUND

    TCW Galileo Core Fixed Income Fund seeks to provide above-average total return from income and capital appreciation through investment principally in high credit quality fixed income instruments, including U.S. government bonds, corporate bonds, mortgage-backed securities and asset-backed securities. The Fund invests in high quality securities and applies a controlled risk approach to the management of those securities. It is a fundamental policy of the Fund to invest at least 65% of its total assets in fixed income securities rated A or higher by Moody's and S&P under normal circumstances.

    Fixed income securities that the Fund may invest in include, but are not limited to, obligations issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. Government Securities"), bonds, notes, debentures, mortgage-backed securities and other securities bearing fixed or variable interest rates of any maturity. Securities in the Fund's portfolio are generally high grade securities (securities rated A or better by Moody's or S&P) that will generate less income than securities rated below A; high grade securities, however, generally have less credit risk and are more readily marketable than securities rated below A.

    The controlled risk approach involves techniques intended to control the principal risk components of the fixed income markets. These components include security selection within a given sector, relative performance of the various market sectors, the shape of the yield curve and fluctuations in the overall level of interest rates. The Adviser also utilizes active asset allocation in an effort to obtain incremental returns. However, there can be no assurance that this approach will be successful.

    The Fund attempts to monitor exposure to changes in the overall level of interest rates using a statistic called "duration," which measures approximately the volatility of a bond's price for a given change in interest rates. The duration of a bond is the present-value-weighted average time to receipt of all of the bond's cash-flows, including both coupons and principal. The Fund seeks to control the risks associated with changes in interest rates by managing the difference in the weighted average duration of all of the portfolio securities in the Fund compared to the market's duration

    The Fund will not invest more than 15% of its total assets in securities rated below investment grade. Securities rated below investment grade are regarded by the rating agencies as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments and generally involve more risk of loss of principal and income than investment grade securities. Also their yields and market value tend to fluctuate more than higher-rated securities. The greater risks and fluctuations in yield and value occur because investors generally perceive issuers of lower-rated securities to be less creditworthy. For a greater discussion of the risks associated with high yield lower rated securities see Page 67 of this Prospectus.

    The Fund may also invest up to 20% of its total assets in securities issued by foreign governments or companies which are investment grade-rated or equivalent and which may be denominated in foreign currencies. In conjunction with making these investments, the Fund may attempt to hedge the currency risk of such securities by purchasing or selling foreign currency futures contracts (and options on such contracts) and foreign currency forward contacts with respect to such foreign currencies. To mitigate the effects of foreign currency exchange rate fluctuations on the Fund's portfolio, the Fund will also limit its investment in securities denominated in any single foreign currency to not more than 5% of its total assets.

    The Fund may enter into repurchase agreements and purchase and sell securities on a when issued, forward commitment or when, as and if issued basis. The Fund may also engage in interest rate hedging transactions by investing in or writing options on U.S. Government Securities. Subject to certain limitations, the Fund may enter into repurchase agreements, futures contracts or options on such contracts to attempt to protect against possible changes in the market value of securities held in or to be purchased by the Fund resulting from interest rate or market fluctuations, to protect unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage its effective maturity or duration, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. The Fund may invest in collateralized mortgage obligations ("CMOs"). The Fund may also invest in stripped mortgage securities (including interest-only securities) which are highly sensitive to changes in interest and prepayment rates and exhibit great price volatility than other CMOs. The Fund also may enter into reverse repurchase agreements for temporary borrowing purposes and may borrow money through the use of mortgage dollar rolls as part of its investment strategy. See "Risk Considerations - Reverse Repurchase Agreements and Mortgage Dollar Rolls" and "Risk Considerations - Risk Associated with Mortgage-Backed Securities". See the Appendix to this Prospectus and the Statement of Additional Information for a greater discussion of these investment practices and types of securities.

TCW GALILEO HIGH YIELD BOND FUND

    TCW Galileo High Yield Bond Fund seeks to provide high current income consistent with reasonable risk through investment in a professionally managed, diversified portfolio consisting principally of high yield bonds, commonly known as "junk" bonds, and other high yield fixed income securities. Such securities are regarded by the rating agencies as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. As a secondary objective, the Fund seeks capital appreciation, but only when consistent with its primary objective. See "Risk Considerations - Risks Associated With Lower Rated Securities."

    Under normal market conditions and as a fundamental policy, the Fund invests at least 65% of its total assets in high yield bonds, but emphasizes investments in securities which the Adviser considers to be at the lower-risk end of the high yield bond spectrum. These represent securities issued by companies considered by the Adviser to have stable to improving business prospects. The more volatile parts of the high yield market, such as zero coupon bonds and payment-in-kind securities, will be underweighted in relation to the market averages. The Fund will not invest in securities of bankrupt companies, except that the Fund may increase its holdings of certain portfolio securities after the issuer of the securities declares bankruptcy or defaults on a security. If a company is emerging from bankruptcy, the Fund may purchase the company's securities on a "when, as and if" issued basis, which means that the Fund will only hold the securities if the company does indeed come out of bankruptcy. The Fund expects to purchase investments in "emerging credit" companies. These are companies considered by the Adviser to be in the growth stage of development and to have reasonable prospects for improved operating results and debt ratings. Such issuers generally have shorter operating histories and lower revenues and entail greater risk than issuers of investment grade securities. Investments are also made in securities of selected companies that have undergone leveraged buyouts or recapitalizations. See the Appendix to this Prospectus for the composition of the Fund's portfolio by rating category as of April 30, 1997.

    Fixed income securities appropriate for the Fund may include both convertible and nonconvertible debt securities and convertible and non-convertible preferred stocks. The Fund will not purchase common stocks or warrants or options to acquire common stocks, except when attached to or included in a unit with fixed income securities which otherwise would be attractive to the Fund, or upon conversion of a convertible security or exercise of a warrant or option. Common stock retained by the Fund upon any such conversion or exercise may be retained in the Fund's portfolio to permit orderly disposition.

    The Fund's approach emphasizes consistent and high current income rather than the possibly greater but more uncertain profits which could be earned through short-term trading or through attempting to anticipate events such as the rescue of ailing or bankrupt companies. The Fund attempts to reduce the risks involved in investment in lower rated securities through diversification of the portfolio and by analysis of each issuer, of each issuer's ability to make timely payments of principal and interest, and of broad economic trends and corporate developments.

    Representatives of the Adviser, or of the Adviser's affiliates, may serve on the board of directors of the companies whose securities are held by the Fund or on creditors' committees with respect to certain investments made by the Fund. While participation by representatives of the Adviser on certain boards may enhance the Fund's ability to manage its investments, it may also have the effect of impairing the ability of the Fund to sell the related securities when, and upon the terms, it might otherwise desire. Similarly, a member of a creditors' committee may owe certain obligations generally to all creditors similarly situated that the committee represents and may be subject to various trading or confidentiality restrictions. The Adviser will attempt to balance the advantages and disadvantages of service on boards and creditors' committees when deciding whether and how to exercise its voting or contractual rights, but changes in circumstances could produce adverse consequences in particular situations.

    The higher yields sought by the Fund are generally obtainable from investing in securities rated below investment grade by recognized rating services. The Fund invests principally in fixed income securities rated Ba1 or lower by Moody's or BB+ or lower by S&P, but may purchase securities rated as low as Caa by Moody's or CCC by S&P. As a matter of operating policy, the Fund does not purchase securities rated below both B3 by Moody's and below B- by S&P.

    The Fund may invest in unrated securities if the Adviser determines that the credit characteristics of the issuers of such securities and/or the protection afforded by the terms of the securities limit the risk to the Fund to a level comparable to that of rated securities in which the Fund may invest. In addition, the Fund may enter into repurchase agreements, forward commitments, futures contracts and options on futures contracts and purchase and sell securities on a when issued or a when, as and if issued basis as set forth above. The Fund may invest in securities of foreign companies. The Fund will not invest more than 10% of the value of its total assets, measured at the time of purchase, in Eurodollar securities which are fixed income securities of a U.S. or foreign issuer that are issued in U.S. dollars outside the United States. This 10% limit shall not apply to securities issued or guaranteed by Canadian companies, provided the interest and principal on such securities is payable in U.S. dollars. The Fund will not invest more than 5% of the value of its total assets, measured at the time of purchase, in non-dollar denominated foreign securities. Foreign securities investments may be affected by changes in currency rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealings between nations. For a discussion of the risks of foreign securities, see "Risk Considerations - Foreign Securities". In addition, see the Appendix to this Prospectus and the Statement of Additional Information for a greater discussion of these investment practices and types of securities.

TCW GALILEO LONG-TERM MORTGAGE-BACKED SECURITIES FUND AND TCW GALILEO MORTGAGE-BACKED SECURITIES FUND

    The TCW Galileo Long-Term Mortgage-Backed Securities Fund seeks current income and capital appreciation by investing in a portfolio that may include the full range of maturities and types of mortgage-backed securities guaranteed by, or secured by collateral that is guaranteed by, the United States government, its agencies, instrumentalities or its sponsored corporations (collectively, the "Federal Agencies"), and in privately issued mortgage-backed securities rated Aa or higher by Moody's or AA or higher by S&P. The TCW Galileo Mortgage-Backed Securities Fund seeks current income and capital appreciation by investing in a portfolio consisting of relatively short-term mortgage-backed securities guaranteed by, or secured by collateral that is guaranteed by, Federal Agencies, and in private issued mortgage-backed securities rated Aa or higher by Moody's or AA or higher by S&P. The primary distinction between the two Funds is the weighted-average maturity of their portfolios. The Adviser, under normal market conditions, seeks to construct a portfolio with a weighted-average duration with respect to fixed rate obligations and a weighted average reset frequency with respect to floating rate obligations of no more than eight years for Long-Term Mortgage-Backed Securities and no more than two years for Mortgage-Backed Securities. Weighted average duration is the average duration of the fixed rate securities in the portfolio weighted by market value. Duration measures a security's price sensitivity to instantaneous changes in interest rates and is measured in years. A one year duration generally means a security's price will increase (decrease) one percent for every one percent decrease in (increase) in interest rates. Prices for non-U.S. Treasury securities will also be affected by other factors including, but not limited to, changes in credit quality, supply and demand, prepayments and yield curve fluctuations. Weighted average reset frequency is the average time to the next coupon reset date of the floating rate securities in the portfolio weighted by market value. It is a fundamental policy of Mortgage-Backed Securities to invest at least 65% of its assets in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, Federal Agencies. With respect to Long-Term Mortgage-Backed Securities, it is a fundamental policy of the Fund to invest at least 65% of its assets in mortgage-backed securities which are guaranteed by, or secured by collateral which is guaranteed by, Federal Agencies and which have a dollar weighted average life of ten years or more. Federal Agencies typically will include, but are not limited to, the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"). Due to prepayments of mortgage-backed securities, the average life of a mortgage-backed security may be shorter than the security's stated maturity. Under normal market conditions, the longer weighted average maturity of the Long-Term Mortgage-Backed Securities portfolio will cause its yield to be higher but its net asset value to be less stable and more volatile than that of Mortgage-Backed Securities.

    Mortgage-backed securities include (a) obligations issued or guaranteed by Federal Agencies, such as GNMA, FNMA and FHLMC (securities issued by GNMA, but not those issued by FNMA or FHLMC, are backed by the "full faith and credit" of the United States); (b) collateralized mortgage obligations ("CMOs"), including real estate mortgage investment conduits, issued by United States or foreign private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by Federal Agencies; and (c) obligations issued by United States or foreign private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement. See "Risk Considerations - Collateralized Mortgage Obligations" at page 70 for a discussion of the risks associated with investing in CMOs.

    Each Fund may invest in both fixed rate and adjustable rate mortgage securities ("ARMs"), which are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve or thirteen, twenty-four, thirty-six or longer scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark. ARMs will reset off of a variety of short-term indices including, but not limited to, LIBOR (London Interbank Offered Rate), 90-day United States Treasury Bills and the 11th District Cost of Funds index ("COFI"). Fixed rate investments may be of varying maturities. At different times during the interest rate cycle, the Funds may emphasize investments in floating rate or fixed rate securities or may diversify in investments which reset off of each of the indices or focus investments in securities which reset off of one index.

    Part of each Fund's investment strategy involves the purchase of inverse floaters which are considered to be a derivative instrument. Inverse floaters constitute a class of CMOs with a coupon rate that moves opposite to that of a designated index, such as LIBOR or COFI. Any rise in the index rate causes a decline in the coupon rate on an inverse floater while any drop in the index rate causes an increase in the coupon rate of the inverse floater. Inverse floaters exhibit greater price volatility than other mortgage-backed securities. See the Appendix to this Prospectus for a greater discussion of inverse floaters and "Risk Considerations - Inverse Floaters" in this Prospectus.

    Each Fund may invest in other securities, including mortgage-backed securities which are not guaranteed, or secured by collateral which is not guaranteed, by Federal Agencies. In addition, each Fund may invest in mortgage dollar rolls, asset-backed securities and debt securities rated Aa or higher by Moody's or AA or higher by S&P, measured at time of purchase or initial investment, or which have received a similar rating by any other nationally recognized rating system. See "Risk Considerations - Reverse Repurchase Agreements and Mortgage Dollar Rolls." Each Fund also may invest in stripped mortgage securities (including interest-only securities), enter into repurchase agreements and purchase and sell securities on a when issued, forward commitment or a when, as and if issued basis. Each Fund also may enter into reverse repurchase agreements for temporary borrowing purposes and may borrow money through the use of mortgage dollar rolls as part of its investment strategy.
See the Appendix to this Prospectus and the Statement of Additional Information for a greater discussion of these investment practices and types of securities.

    After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Funds. Neither event will require a sale of such security by a Fund. However, the Adviser will consider such event in its determination of whether a Fund should continue to hold such security.

TCW GALILEO CONVERTIBLE SECURITIES FUND

    TCW Galileo Convertible Securities Fund seeks high total return from current income and capital appreciation through investment principally in convertible securities. It is a fundamental policy of the Fund that, under normal market conditions or unless the Fund has adopted a temporary defensive position, it will invest at least 65% of its total assets in convertible securities. Securities obtained upon the conversion of convertible securities may be retained during periods when market conditions are unfavorable for their disposition. Securities received upon conversion may also be retained by the Fund to permit orderly disposition or to establish long-term holding periods for federal income tax purposes in which such gains are accorded favorable tax treatment. The Fund will convert a convertible security which it holds when necessary to permit orderly disposition of the investment when a convertible security reaches maturity or has been called for redemption. Conversion could also occur to facilitate a sale of the position or if the dividend rate on the underlying common increased above the yield on the convertible security.

    The Fund will invest in convertible securities which the Adviser believes are attractive based upon both the terms of the security and the fundamental outlook for the underlying equity. Under normal market conditions, the Fund will invest in a portfolio of generally more than 60 securities. The Fund may not invest in convertible securities that are rated lower than B by both S&P and Moody's, or if not rated, determined to be of comparable quality by the Adviser. The Fund will not invest in securities that are in default as to payment of principal. A description of S&P and Moody's ratings is contained in the Appendix to this Prospectus. The Fund may invest, without limitation in United States dollar denominated ("Eurodollar") convertible securities that are convertible into or exchangeable for foreign equity securities listed or represented by American Depository Receipts ("ADRs") listed on the New York or American Stock Exchanges or that are convertible into or exchangeable for publicly traded common stock of U.S. companies. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. Eurodollar convertible securities are fixed income securities of a U.S. or foreign issuer that are issued in U.S. dollars outside the United States and are convertible into or exchangeable for equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States. The Fund may not invest more than 15% of its net assets in Eurodollar convertible securities that are convertible into or exchangeable for foreign equity securities which are not listed, or represented by ADRs listed on the New York or American Stock Exchanges. The Fund's investment in convertible securities convertible into or exchangeable into unlisted foreign securities is subject to the Fund's overall policy of limiting its investment in illiquid securities to 15% or less of its net assets. The Fund will generally sell convertible securities after they have appreciated substantially since these securities generally reflect much of the volatility of the underlying common stock and have diminished downside protection. See the Appendix to the Prospectus and the Statement of Additional Information for a greater discussion of convertible securities.

    In selecting convertible securities for the Fund, the following factors, among others, will be considered by the Adviser: (a) the Adviser's own evaluations of the creditworthiness of the issuers of the securities; (b) the interest or dividend income generated by the securities; (c) the potential for capital appreciation of the securities and the underlying common stocks; (d) the protection against price declines relative to the underlying common stocks; (e) the prices of the securities relative to other comparable securities; (f) whether the securities are entitled to the benefits of sinking funds or other protective conditions; (g) diversification of the Fund's portfolio as to issuers; and (h) whether the securities are rated by Moody's and /or S&P and, if so, the ratings assigned. See the Appendix to this Prospectus for the composition of the Fund's portfolio by rating category as of April 30, 1997.

    Convertible securities are generally not investment grade, that is, not rated within the four highest categories by S&P and Moody's. To the extent that the convertible securities acquired by the Fund are rated lower than investment grade, there is greater risk as to the repayment of the principal of, and payment of interest or dividends on, such securities. The Fund expects that many convertible securities which it purchases will be rated BB or lower by S&P or Ba or lower by Moody's, which ratings are considered by the ratings agencies to be speculative. See "Risk Considerations - Risks Associated With Lower Rated Securities."

    The Fund may invest in certain "hybrid securities" consisting of investment grade debt obligations with an investment return coupled to the performance of a common stock index such as the Standard & Poor's 500 Composite Stock Price Index. Such hybrid securities are usually zero-coupon obligations payable at maturity at the higher of (1) face value or (2) face value multiplied by the value of the specified index at maturity and divided by a specified amount which may be 110% to 120% of the value of the index at the date of issue. In addition to the credit risk of the issuer, the investment is subject to loss of value in the event the index declines. The Fund does not intend to invest more than 5% of its total assets in such hybrid securities.

    The Fund may invest up to 35% of its total assets in nonconvertible equity and investment grade fixed income securities. The nonconvertible investment grade securities that the Fund may invest in will consist of securities issued or guaranteed by the United States government, its agencies or instrumentalities, corporate debt securities and money market securities. After purchase, a security may have its rating reduced below investment grade. Such event will not require the sale of the security by the Fund. However, the Adviser will consider such event in its determination of whether the Fund should continue to hold such security. In addition, the Fund may enter into repurchase agreements, purchase and sell securities on a when issued, forward commitment or a when, as and if issued basis, purchase and write call and put options and, from time to time, make short sales of securities it owns or has the right to acquire through conversion or exchange of other securities it owns ("short sales against the box"). The Fund will not make short sales or maintain a short position if to do so would cause more than 25% of the Fund's total assets to be held as collateral for such sales. See the Appendix to this Prospectus and the Statement of Additional Information for a greater discussion of these investment practices and types of securities.

TCW GALILEO CORE EQUITY FUND

    TCW Galileo Core Equity Fund seeks preservation of capital and the best possible return, consistent with a reasonable level of risk. Capital appreciation takes precedence over current income, and the focus is on long-term results rather than short-term trading. The Fund strives to accomplish its investment objective while at the same time managing risks through the selection of a diversified list of common stocks. The Fund is managed in a focused fashion, typically with 30-55 individual securities in the portfolio at any point in time. Most of these stocks will generally be highly liquid and issued by companies with at least $1 billion of market capitalization. The Fund expects to hold most of its securities over a one to two year period or longer. Except for investments made for temporary defensive purposes, it is a fundamental policy of the Fund to invest at least 65% of its total assets in common stock or common stock surrogates, such as convertible preferred stock or convertible debentures, of large capitalization companies. Under normal circumstances, it is expected that the Fund will be fully invested in common stock or common stock surrogates.

    In implementing its investment policy, the Fund may purchase and sell convertible securities, including Eurodollar convertible securities and equity securities of foreign companies including American Depositary Shares (ADSs) evidenced by American Depositary Receipts. See "Risk Considerations - Foreign Securities." The Fund expects foreign securities to comprise less than 25% of its total assets, except under unusual circumstances. In addition, the Fund may invest in "Depositary Instruments," defined as American Depositary Receipts
(ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) and similar types of securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. GDRs are typically issued by a foreign bank or trust company which evidence ownership of the underlying foreign securities. EDRs are European receipts evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets and EDRs and GDRs in bearer form, are designed for use in European and other foreign securities markets, respectively. Other investment practices that may be used by the Fund include entering into foreign currency transactions, investing in futures contracts, options on futures contracts and nonconvertible preferred stock, purchasing and writing call and put options, and purchasing and selling securities on a when issued, forward commitment or a when, as and if issued basis. See the Appendix to this Prospectus and the Statement of Additional Information for a greater discussion of these investment practices and types of securities.

TCW GALILEO EARNINGS MOMENTUM FUND

    TCW Galileo Earnings Momentum Fund seeks capital appreciation and total return by investing in the publicly traded equity securities of companies experiencing or, in the opinion of the Adviser, expected to experience accelerating earnings growth. The Fund strives to attain its objective by investing primarily in common stocks but may also invest in convertible securities, warrants, options and foreign securities. Under normal circumstances the Fund will not invest more than 15% of its net assets in convertible securities and will not invest more than 5% of its net assets, at anytime, in warrants valued at the lower of cost or market. The Fund's investments in securities of foreign companies will be limited to no more than 15% of the value of its total assets at the time of purchase. The foreign securities in which the Fund may invest in will usually be ADRs, EDRs, GDRs and similar types of securities convertible into foreign issuers. See page 41 of this Prospectus for a further discussion of these types of securities. Other investment practices that may be used by the Fund include writing covered put and call options and purchasing put and call options.

    The Adviser will employ a "bottom-up" decision making process to identify industries or companies that are experiencing or, in its opinion, expected to experience an acceleration in earnings growth. Earnings acceleration in a company or industry is typically triggered by a change that causes fundamentals to improve. The change could be broad based such as one driven by general economic, political or demographic trends. Alternatively, the change could be industry or company specific, resulting from new products or technology, changing consumer attitudes, competitive advantages, restructuring or changes in the way a company is operated or valued. Because of these diverse factors, earnings acceleration can occur in companies on a wide range of market capitalizations. Earnings acceleration or growth, by itself, does not guarantee that a company's stock will increase in value and there can be no assurance that the Fund will be able to achieve its investment objective.

    In addition, to general money market investments as described below under "Investment Objectives and Policies-General-Money Market Instruments", the Fund may invest for temporary or defensive purposes in non-convertible debt securities, non-convertible preferred stock, debt of foreign governments or other issuers and real estate investment trust shares. Defensive or temporary investment in such securities will be limited to not more than 10% of the Fund's net assets.

    The Earnings Momentum Fund may invest in non-investment grade convertible and non-convertible debt securities. Debt obligations rated lower than A by Moody's or S&P tend to have speculative characteristics or are speculative, and generally involve more risk of loss of principal and income than higher-rated securities. Also, their yields and market value tend to fluctuate more than higher quality securities. The greater risks and fluctuations in yield and value occur because investors generally perceive issuers of lower-rated securities to be less creditworthy. For a further discussion of the risks associated with lower rated securities, see page 67 of this Prospectus.

TCW GALILEO MID-CAP GROWTH FUND

    TCW Mid-Cap Growth Fund seeks long term capital appreciation by investing at least 65% of total assets under normal circumstances in publicly-traded equity securities issued by medium-sized companies as defined by S&P. The Adviser will generally focus on those companies whose market capitalizations, at time of acquisition, are in the $300 million to $5 billion range and that, in the opinion of the Adviser, exhibit superior earnings growth prospects and attractive stock market valuations. The equity securities in which Mid-Cap Growth may invest include common and preferred stocks and convertible securities.

    The Adviser intends to follow a "bottom-up" investment philosophy in investing the Fund's assets. The "bottom-up" investment process is characterized by the Adviser's proprietary research process which is to be used in the selection of investments. Quantitative and qualitative criteria will also be used to screen the more than 1,000 medium-sized companies within the $300 million to $5 billion market capital range thereby providing the Adviser with a list of potential investment securities. This list of securities is then subjected to fundamental analysis. The Adviser will consider certain criteria which include, among other things, a demonstrated record of consistent earnings growth or the potential to grow earnings; an ability to earn an attractive return on equity; the Adviser's expectation that earnings will exceed Wall Street research analysts earnings estimates (i.e., potential for earnings surprises); a price/earnings rates which is less than the Adviser's internally estimated three-year earnings growth rate; a large and growing market share; a strong balance sheet; significant ownership interest by management and a strong management team. Under normal market conditions, the Fund intends to hold a portfolio containing approximately 40 to 60 issues. Subject to the Fund's investment objective, the Adviser may modify the foregoing criteria and analysis without notice.

    The Fund may invest up to 25% of its total assets, measured at time of acquisition, in foreign securities. The foreign securities in which the Fund may invest in will usually be ADRs, EDRs, GDRs and similar types of securities convertible into foreign issuers. See page 41 of this Prospectus for a further discussion of these types of securities. The Fund's investments in unlisted foreign securities are subject to the Fund's overall policy limiting its investments in illiquid securities to 15% or less of its net assets.

    The Fund may invest up to 35% of its total assets in investment grade fixed-income securities consisting of securities issued or guaranteed by the United States government, its agencies or instrumentalities, corporate debt securities and money market securities. After purchase, a security may have its rating reduced below investment grade. Such event will not require the sale of the security by the Fund. However, the Adviser will consider such event in its determination of whether the Fund should continue to hold such security. See page 67 of this Prospectus for a discussion of the risks associated with lower
rated securities.   In addition, the Fund may purchase and sell securities on a when issued, forward commitment or a when, as and if issued basis. See the Appendix to this Prospectus and the Statement of Additional Information for a greater discussion of these investment practices.

         The Fund may also invest up to 5% of its total assets in non-investment grade convertible and non-convertible debt securities. Debt obligations rated lower than A by Moody's or S&P have speculative characteristics or are speculative, and generally involve more risk of loss of principal and income than higher-rated securities. Also, their yields and market value tend to fluctuate more than higher quality securities. The greater risks and fluctuations in yield and value occur because investors generally perceive issuers of lower-rated securities to be less creditworthy. For a further discussion of the risks associated with lower rated securities, see page 67 of this Prospectus.

    In addition, the Fund may lend its portfolio securities to brokers, dealers and financial institutions, subject to applicable regulatory requirements. Any such securities loans will be limited to 10% of the Fund's total assets. See the Appendix to this Prospectus for a further discussion of this investment practice.

TCW GALILEO SMALL CAP GROWTH FUND

    The investment objective of TCW Galileo Small Cap Growth Fund is to seek capital appreciation through investment primarily in publicly-traded equity securities of smaller capitalization companies, including common and preferred stocks. The Fund may also invest in investment grade fixed income securities, warrants and foreign securities. Other investment practices that may be used by the Fund include writing covered put and call options, purchasing put and call options and purchasing and selling on a when issued, forward commitment or a when, as and if issued basis.

    Under normal circumstances the Fund will invest at least 65% of its total assets in common stocks and securities convertible into common stock of companies with market capitalizations at the time of acquisition (calculated by multiplying the number of outstanding shares of a company by the current market
price) of less than $1 billion.   With regard to minimum capitalization,
generally no more than 25% of the Fund's total assets will be invested in securities of companies with market capitalization of less than $100 million determined as of the time of acquisition of such securities. Investing in lesser-known, smaller capitalization companies may involve greater risk of volatility of the Fund's net asset value than is customarily associated with larger, more established companies.

With regard to larger capitalization companies, under ordinary circumstances the Fund may invest up to 35% of its total assets in equity securities of companies with a market capitalization of more than $1 billion at the time of purchase as long as investments are consistent with the Fund's objective of capital appreciation.

    The Adviser invests the Fund's assets by pursuing its small cap growth investment philosophy. That philosophy consists of fundamental company-by-company analysis used in conjunction with technical and quantitative market analysis to screen potential investments and to continuously monitor securities in the Fund's portfolio. Under normal circumstances it is expected that the Fund's portfolio will contain securities in excess of 100 issuers. Dividend income is not a consideration in the selection of stocks for purchase by the Fund.

    The Fund's investments in securities of foreign companies will be limited to no more than 25% of the value of its total assets at the time of purchase (other than securities of Canadian issuers registered under the Securities Exchange Act of 1934 or ADRs, on which there is no such limit). In addition, the Fund's investments in unlisted foreign securities which are not readily tradable are also subject to the Fund's overall policy limiting its investments in illiquid securities to 15% or less of its net assets. Foreign securities investments may be affected by changes in currency rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changes in circumstances in dealings between nations. See "Risk Considerations - Foreign Securities" at page 63.

    The Fund may also invest in convertible securities which are rated below investment grade. In doing so, the Adviser will take into account certain special considerations in assessing the risks associated with such investments. Such lower rated convertible securities are commonly known as "junk" bonds. The prices of lower rated securities have been found to be more sensitive to changes in prevailing interest rates than higher rated investments, and are likely to be more sensitive to adverse economic changes or individual corporate developments. See page 67 of this Prospectus for a greater discussion of the risks associated with lower rated securities.

TCW GALILEO VALUE OPPORTUNITIES FUND

    The TCW Galileo Value Opportunities Fund seeks capital appreciation by investing at least 65% of its total assets, under normal circumstances, in publicly-traded equity securities issued by small and medium capitalization companies defined as companies with market capitalizations at the time of purchase of between $500 million and $2.5 billion. The equity securities in which the Fund may invest include common and preferred stocks, rights or warrants to purchase common stock and securities convertible or exchangeable into common stocks. The Fund may also purchase money market instruments and purchase and sell securities on a when issued, delayed delivery, forward commitment or a when, as and if issued basis and may purchase and sell options.

    The Adviser will primarily invest the Fund's assets in the equity securities of companies that, in the Adviser's opinion, have undervalued assets, undervalued growth potential or are in a turnaround situation. The Adviser will consider a company to have undervalued assets when its securities are considered to be selling below probable liquidation values or below tangible book value. A company will be considered to have undervalued growth potential by the Adviser if the Adviser believes it has a reasonably strong potential growth rate and a strong balance sheet but has securities selling at less than a market multiple (based on normalized earnings) and/or a price earnings multiple at a discount to its peer group of companies. The Adviser will consider a company to be in a turnaround situation if the issuer has a sound balance sheet but whose securities are selling at a significant market discount to the Adviser's estimated earnings in twenty-four months for the company.

    The Adviser's investment approach is based on the belief that every company has an intrinsic value. The Adviser performs fundamental analysis which includes a review of available financial information, company visits and management interviews. The investment holding period for securities is generally long-term although circumstances could require that shares be held only for the short-term. Positions will generally be sold when it is judged that companies will not achieve the anticipated results. Positions may also be reduced to raise cash and reduce risk exposure if the Adviser believes it advantageous to do so.

    The Fund may invest up to 25% of its total assets in foreign securities (including ADRs, ADSs, and other similar securities) which are listed on the New York or American Stock Exchanges or which are quoted and actively traded on the National Association of Securities Dealers Automated Quotation System.

    In addition, the Fund may lend its portfolio securities to brokers, dealers and financial institutions, subject to applicable regulatory requirements.
Loans of securities by the Fund will be limited to 25% of its total assets. See the Appendix to this Prospectus for a further discussion of this investment practice.

    There may be periods which, in the opinion of the Adviser, market conditions warrant reduction of some or all of the Fund's securities holdings. During such periods, the Fund may adopt a temporary "defensive" posture in which up to 100% of its total assets is invested in money market instruments.

TCW GALILEO ASIA PACIFIC EQUITIES FUND

    The investment objective of TCW Galileo Asia Pacific Equities Fund is to seek long-term capital appreciation, by investing primarily in equity securities of companies in the Asia Pacific Region ("Asia Pacific Countries") except Australia, Japan and New Zealand. The Fund may also invest in debt securities which are likely to be unrated or to be rated below investment grade. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of Asia Pacific companies, or securities convertible into such equity securities.

    A company will be considered an Asia Pacific company if (i) it is organized in, or its stock is primarily traded in an Asia Pacific country; or (ii) it derives at least 50% of its gross revenues or net profits from goods produced or sold, investments made, or services performed in Asia Pacific Countries or it has at least 50% of its assets situated in Asia Pacific Countries. The Fund's equity securities will consist predominantly of common stocks of Asia Pacific Countries, including forms of equity securities deemed to be the Asia Pacific Country equivalent of U.S. common stocks (such as securities with voting classes, non-voting classes and multiple voting rights classes). To a lesser degree, the portfolio will consist of convertible securities, warrants and preferred stock, of established companies listed on a recognized securities exchange or actively traded in an over-the-counter market. Such securities may be in the form of ADRs, EDRs, GDRs or other depository instruments. In addition, the Fund may acquire the equity securities of wholly-owned subsidiaries in order to facilitate investing in the securities of foreign issuers.

    The Fund's assets will be allocated among the Asia Pacific Countries in accordance with the Adviser's judgment as to where the best investment opportunities exist. However, except when the Fund has adopted a defensive position, it will generally vary investments on a geographic basis by investing its assets among at least three Asia Pacific Countries. For defensive purposes, such as during times of international political or economic uncertainty, most or all of the Fund's investments may be in securities issued or guaranteed by the United States Government or its agencies or instrumentalities or in cash or short-term obligations including, but not limited to: bankers' acceptances, commercial paper, repurchase agreements and other money market instruments.

    The Adviser's investment process incorporates both a "top-down" and "bottom-up" analysis of the Asia Pacific Countries. The "top-down" analysis starts with an evaluation of the global environment, including OECD economic growth rates, global liquidity trends, trading patterns and trade agreements and, in some cases, commodity prices and global political developments. Within this global context, the next step entails further macroeconomic analysis of the Asia Pacific Countries, with a focus on such factors as GDP growth, capital flows, inflation, money supply growth, interest rates and foreign exchange rates.

    The Adviser complements this "top-down" view via "bottom-up" analysis. Country allocation is driven by expected stock market returns which are derived from estimating earnings growth in dollars and a future change in a country's market multiple. The key factors used by the Adviser in assessing the potential for an expansion (rerating) or contraction (derating) of a stock market's earnings multiple are liquidity, historical valuations, the sustainability of economic growth and political environment. As part of the portfolio management process, countries are ranked according to their expected returns and then country weightings are made within prescribed country weighting ranges. The country weighting ranges incorporate the size of a country's market capitalization, the capitalization relative to GDP size, and daily trading volume. A country's political regime and legal framework for the treatment of foreign investors are also taken into consideration.

    The next stage in the Adviser's investment process is industry analysis.
The objective is to identify sectors which are seen as drivers of economic growth. Certain long term developments such as privatization programs, infrastructure investments, increasing consumerism, and deregulation of capital markets tend to generate attractive areas of investment in developing countries. The Adviser's strategy is to identify those sectors that would benefit from these structural changes and overweight them in sector allocation.

    The Adviser next screens companies based on certain quantitative factors such as earnings growth potential, as well as price to earnings, price to cash flow and enterprise value to EBITDA ratios in order to evaluate both company and sector relative value. The Adviser does not adopt a strategy of only buying stocks with low price/earnings ratios. Instead, a stock is examined in its totality, incorporating the quantitative data as well as making certain qualitative judgements.

    In addition to directly investing in Asia Pacific Countries and companies, the Fund may invest in the equity securities of U.S. or foreign investment companies that invest all or substantially all of their assets in securities in such industries or in such country. The advisory fees payable with respect to investment in investment companies will be an expense of the Fund in addition to the fees paid to the Adviser.

    In connection with making its investments in Asia Pacific countries, the Fund may attempt to hedge the currency risk of such securities by purchasing or selling foreign currency futures contracts (and options on such contracts) and foreign currency forward contracts with respect to such foreign currencies.

TCW GALILEO EMERGING MARKETS EQUITIES FUND

    The investment objective of TCW Galileo Emerging Markets Equities Fund is to seek long-term capital appreciation by investing primarily in the publicly-traded equity securities of companies in emerging market countries around the world ("Emerging Market Countries"). An Emerging Market Country means a country considered by the Adviser to have a developing economy or market and considered an emerging or developing country by the International Bank of Reconstruction and Development (the "World Bank"), as well as Hong Kong, Israel and Singapore. A company will normally be considered an Emerging Market Company if (i) it is organized in, or its stock is primarily traded in an Emerging Market country or
(ii) it derives at least 50% of its gross revenues or net profits from goods produced or sold, investments made, or services performed in Emerging Market Countries or it has at least 50% of its assets situated in an Emerging Market Countries. See "Risk Considerations - Foreign Securities" and the Appendix to the Prospectus.

    The Fund's investment objective is based on the Adviser's belief that many Emerging Market Countries will experience higher levels of domestic growth than developed countries and that the securities markets of the Emerging Market Countries offer the potential for higher returns than those of developed country markets. There can be no assurance, however, that the Fund's objective will be achieved.

    The Fund's assets will be allocated among the Emerging Market Countries in accordance with the Adviser's judgment as to where the best investment opportunities exist. However, except when the Fund has adopted a defensive position, it will generally diversify investments on a geographic basis by investing its assets among at least five Emerging Market Countries. For defensive purposes, such as during times of international political or economic uncertainty, most or all of the Fund's investments may be in securities issued or guaranteed by the United States Government or its agencies or instrumentalities or in cash or short-term obligations including, but not limited to: bankers' acceptances, commercial paper, repurchase agreements and other money market instruments.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in Emerging Market Company equity-related securities. The Fund may invest up to 35% of its total assets in debt securities of governmental and corporate issuers in the Emerging Market Countries. These instruments may be denominated in U.S. dollars or local currencies, and may include bonds, notes and debentures of any maturity. The Fund anticipates that most of the debt securities it purchases will be unrated or will be rated below investment grade. New forms of investments, and investment techniques, are likely to be developed in the Emerging Market Countries in the future. The Fund may take advantage of any such developments to the extent consistent with the Fund's investment objective and restrictions.

    The Fund's equity-related investments will consist predominantly of common stocks (or common stock equivalents in Emerging Market Countries). The issuers of such securities will be primarily companies listed on a recognized securities exchange or actively traded on an over-the-counter market. To a lesser extent, the Fund may invest in preferred stock (which may be the only equity securities available in some countries) and in securities that may be converted into or exchanged for common stock. Such securities may be in the form of ADRs, EDRs, GDRs or other depository instruments. Convertible securities entitle the holder to convert them into another security at a specified price or formula. Convertible securities may be in the form of bonds, debentures, notes, preferred stock or similar instruments. Warrants give the holder the right to acquire the underlying securities from the issuer on specified terms. The Fund may also lend its portfolio securities to brokers, dealers and other financial institutions. In addition, the Fund may acquire the equity securities of wholly-owned subsidiaries in order to facilitate investing in the securities of foreign issuers.

    In allocating investments among Emerging Market Countries, the Adviser attempts to integrate an assessment of how the global environment affects a particular country, with an analysis of internal political, market and economic factors. The Adviser utilizes both a "top-down view " and a "bottom-up analysis". Among the country economic variables examined are: level of economic activity or GDP growth, level and direction of local inflation, level and direction of interest rates, monetary policy and money supply growth, current account balances and financing requirements, and the pace and degree of privatization. Based on these analyses, the Adviser estimates the overall earnings growth rate (in local currency and in U.S. dollars) of the corporate sector within each country.

Market valuation levels are examined and compared with historical levels and the levels of other Emerging Market Countries that have gone through similar stages of economic development. These analyses and estimates form the basis for a calculation of the expected return for each market, which is a key element of country allocation. The next step in the investment decision process is industry analysis within sectors, which includes assessing the effects of such developments as privatization programs, infrastructure investments, consumer trends and government regulation on particular industry sectors. The Adviser attempts to identify the sectors that would benefit from structural changes. The Adviser also considers the possible impact of short-term cyclical factors, such as business and political cycles, on particular industries. These analyses produce industry weightings for each market.

    In selecting Emerging Market Companies for investment, the Adviser takes into account a variety of factors, including price/earnings ratio, earnings growth, quality of management, availability of new products and markets, current and historical stock prices, sales growth and country factors affecting particular companies. Occasionally, the Adviser will identify and invest in an attractive company or sector within an Emerging Market Country, even though that country's expected overall return is undesirable.

    In addition to directly investing in Emerging Market Countries or companies, the Fund may invest in the equity securities of U.S. or foreign investment companies that invest all or substantially all of their assets in such industries or in one or more such countries. The advisory fees payable with respect to investment in investment companies will be an expense of the Fund in addition to the fees paid to the Adviser.

    In connection with making its investments in Emerging Markets Equities countries, the Fund may attempt to hedge the currency risk of such securities by purchasing or selling foreign currency futures contracts (and options on such contracts) and foreign currency forward contracts with respect to such foreign currencies.

TCW GALILEO EUROPEAN EQUITIES FUND

    TCW Galileo European Equities Fund seeks long-term capital appreciation by investing primarily in the securities of issuers located in Europe. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 65% of its total assets in European equity securities issued by companies (i) which are organized under the laws of a European country and have a principal office in Europe; (ii) which derive 50% or more of their gross revenues or net profits from goods produced or sold, investments made, or services performed in European countries or have at least 50% of their assets situated in Europe; or (iii) the equity securities of which are traded principally on a stock exchange or over-the-counter in a European country. Equity securities in which the Fund may invest include common and preferred stocks, rights or warrants to purchase common stock and securities convertible or exchangeable into common stocks. Such equity securities may be in the form of ADRs, EDRs, GDRs or other depositary instruments.

    The Fund may invest up to 35% of its total assets in U.S. dollar or foreign currency denominated debt securities issued or guaranteed by European governmental entities, or by European or multinational companies or supranational organizations.

    The Fund seeks to emphasize companies which are moving towards the American concept of shareholder value. In addition, the outlook of the Adviser is primarily sectoral. It is the Adviser's view that despite the difficulties experienced in the march towards the European Monetary Union, barriers within Europe are falling which offers tremendous investment opportunities.

    In recent years, economic ties between the former "eastern bloc" countries of Eastern Europe and certain other European countries have been strengthened. The Adviser believes that as this strengthening continues, some Western European financial institutions and other companies will have special opportunities to facilitate East-West transactions. The Fund will seek investment opportunities among such companies. The Fund will not invest more than 30% of its total assets in issuers based in former "eastern bloc" countries, or more than 10% of its total assets in issuers based in any one former "eastern bloc" country.

    Under normal circumstances, the Fund will invest in companies based in at least three European countries. Subject to the foregoing and to the limitation on investment in any former "eastern bloc" country, the Fund may invest without limitation in a single European country. When the Fund is so invested, it would be subject to a correspondingly greater risk of loss due to adverse political or regulatory developments, or an economic downtown, within that country.

    To hedge against adverse price movements in the securities held in its portfolio and the currencies in which they are denominated (as well as in the securities it might wish to purchase and their denominated currencies) the Fund may (i) engage in transactions in forward foreign currency contracts; (ii) write, sell and purchase exchange-traded put and call options, including exchange-traded index options; (iii) enter into financial futures contracts, including contracts for the purchase or sale for future delivery of foreign currencies and futures contracts based on stock indices, and purchase and write options on futures-contracts; and (iv) purchase and write put options on foreign currencies traded on securities exchanges or boards of trade or over-the-counter. The Fund may also enter into forward commitments for the purchase or sale of securities; and enter into standby commitment agreements.

TCW GALILEO INTERNATIONAL EQUITIES FUND

    TCW Galileo International Equities Fund seeks long-term capital appreciation by investing in registered investment companies. The Fund seeks to achieve its investment objective by investing in a mix of "Underlying Galileo Funds", which consist of separate series of the Company for which the Adviser now or in the future acts as investment manager or for which TCW Brokerage Services now or in the future acts as principal underwriter for.

    In order to achieve its investment objective, the Fund allocates its assets, within predetermined percentage ranges, among certain of the Underlying Galileo Funds which, except for the Galileo Money Market, invest in foreign securities. The Fund will invest in the following Underlying Galileo Funds up to the percentage limits set forth below:

                               Fund Investment Limit (Percent of the
Underlying Galileo Funds  International Equities Fund's Total Assets)
------------------------  -------------------------------------------

Galileo Asia Pacific Equities Fund.............................50%
Galileo Emerging Markets Equities Fund.........................35%
Galileo European Equities Fund.................................75%
Galileo Japanese Equities Fund.................................75%
Galileo Latin America Equities Fund............................50%
Galileo Money Market Fund......................................50%

     As new Underlying Galileo Funds are created in the future, the Board of Directors may authorize the Fund to invest in shares of these new Underlying Galileo Funds. The percentages reflect the extent to which each Fund will invest in the particular market segment represented by each Underlying Galileo Fund, and the varying degrees of potential investment risk and reward represented by each Fund's investments in those market segments and their corresponding Underlying Galileo Funds. The Adviser may alter these percentage ranges when it deems appropriate. The assets of each Fund will be allocated among each of the Underlying Galileo Funds in accordance with its investment objective, the Adviser's outlook for the economy and the financial markets and the relative market valuations of the Underlying Galileo Funds. In addition, in order to meet liquidity needs or for temporary defensive purposes, the Fund may invest its assets without limit directly in cash or the following short-term instruments: (i) short-term obligations of the U.S. government, its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated A or higher by Moody's or S&P; or if unrated, of comparable quality in the opinion of the Adviser; (iii) commercial paper, including master notes; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time the Fund invests in any commercial paper, bank obligations or repurchase agreements, the issuer must have outstanding debt rated A or high by Moody's or S&P; the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the investment must be of comparable quality in the opinion of the Adviser.

     An investment in the Fund involves certain risks in addition to those ordinarily associated with a mutual fund that invests in foreign securities. Investing in the Underlying Galileo Funds through the Fund involves certain additional expenses and tax results that would not present in a direct investment in the Underlying Galileo Funds. In addition, from time to time, one or more of the Underlying Galileo Funds used for investment by the Fund may experience relatively large investments or redemptions due to reallocations or rebalancings by the Fund as recommended by the Adviser. These transactions will affect the Underlying Galileo Funds, since the Underlying Galileo Funds that experience redemptions as a result of reallocations or rebalancings may have to sell portfolio securities and Underlying Galileo Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Galileo Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. Because the Adviser serves as investment adviser to the Fund and the Underlying Galileo Funds, the Adviser may face conflicts in fulfilling its fiduciary responsibilities to the Fund and the Underlying Galileo Fund.

     Each Underlying Galileo Fund has a specific investment objective and investment policies. Investors should read the disclosure contained in this Prospectus under "Investment Objectives and Policies" regarding each Underlying Galileo Fund's investment objective, policies and permissible investments. Investors should also read the section titled "Risk Considerations" and, in particular, the sub-sections titled "Foreign Securities", "Foreign Currency Risks" and "Risks Associated with Emerging Market Countries" for a discussion of the risks of investing in foreign securities and in developing or emerging markets countries. Investment in foreign securities involves certain risks including exchange rate fluctuations, international and regional political and economic developments and the possible imposition of exchange controls. In addition, the securities markets of emerging market countries are more volatile than the securities markets of developed countries.

TCW GALILEO JAPANESE EQUITIES FUND

     TCW Galileo Japanese Equities Fund seeks long-term capital appreciation by investing primarily in Japanese equity securities as described below. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 65% of its total assets in equity securities issued by companies (i) which are organized under the laws of Japan and have a principal office in Japan; (ii) which derive 50% or more of their gross revenues or net profits from goods produced or sold, investments made, or services performed in Japan or have at least 50% of their assets situated in Japan; or (iii) the equity securities of which are traded principally on a stock exchange or over-the-counter in Japan. Equity securities in which the Fund may invest include common and preferred stocks, rights or warrants to purchase common stock and securities convertible or exchangeable into stocks. Such equity securities may be in the form of ADRs, EDRs, GDRs or other depository instruments.

     The Fund may invest up to 25% of its total assets in equity securities of Japanese companies traded on the Second Sections of the Main Japanese exchanges and in the over-the-counter market. These would generally be smaller companies.

     As a "single country" mutual fund, the Fund may exhibit certain speculative characteristics and thus should not constitute a complete investment program. Investing internationally involves certain risks, such as economic and political risk, and therefore poses different and greater risks than those customarily associated with domestic securities and their markets. The concentration of the Fund's assets in Japanese issuers will subject the Fund to the risks of adverse social, political or economic events which occur in Japan.

     It is the Adviser's approach to invest in securities of exceptional value by purchasing equity securities with low price-to-book ratios and high dividend yields. Typically an equity security, at the date of purchase, will have suffered underperformance in share price terms and its valuation will typically be at the lower end of its historic range. The Adviser believes that stocks with these characteristics tend to be consistently undervalued relative to underlying quality and will tend to produce positive rather than negative earnings surprises in the future. The Adviser's investment philosophy is contrarian. It is the Adviser's belief that the emotional nature of stock market cycles tends to result in excessive optimism and pessimism in the manifest. This usually manifests itself in valuation levels of individual stocks becoming unsustainably high at market peaks and far too low at market troughs. This volatility presents investment opportunities to be exploited by identifying stocks that have suffered excessive declines, purchase them and hold them until the valuation gap closes.

     The Fund may invest up to 35% of its total assets in debt securities of issuers located in Japan or issued or guaranteed by the Japanese government. The Fund has adopted a policy that it may invest more than 25% of its total assets in debt securities issued or guaranteed by the Japanese government. In addition, this portion of the Fund's investment portfolio will consist of various other financial instruments such as forward foreign exchange contracts, futures contracts and options.

     There may be periods of time which, in the opinion of the Adviser, market conditions warrant reduction of some or all of the Fund's securities holdings. During such periods, the Fund may adopt a temporary defensive position in which up to 100% of the Fund's total assets are invested in cash or money market instruments.

     To hedge against adverse price movements in the securities held in its portfolio and the currencies in which they are denominated (as well as in the securities it might wish to purchase and their denominated currencies) the Fund may (i) engage in transactions in forward foreign currency contracts; (ii) write, sell and purchase exchange-traded put and call options, including exchange-traded index options; (iii) enter into financial futures contracts, including contracts for the purchase or sale for future delivery of foreign currencies and futures contracts on stock indices, and purchase and write options on futures contracts; and (iv) purchase and write put options on foreign currencies traded on securities exchanges or boards of trade or over-the-
counter.   The Fund may also enter into forward commitments for the purchase or sale of securities and enter into standby commitment agreements.

TCW GALILEO LATIN AMERICA EQUITIES FUND

     TCW Galileo Latin America Equities Fund seeks long-term capital appreciation. The Fund seeks to achieve this objective by investing under normal circumstances and as a fundamental policy at least 65% of its total assets in Latin American equity securities (as described below). The Fund may also invest up to 35% of its total assets in Latin American debt and convertible securities. The 35% limit on investment in Latin American debt and convertible securities does not apply to money market investments used for defensive or temporary purposes. Normally, the Fund does not expect to have more than 10% of its total assets invested in non-money market debt securities. See the Statement of Additional Information -- "Risk Considerations - Emerging Markets Equities and Latin American Equities - Risks Associated with Latin American Securities."

     The Fund's assets will be allocated among the countries in Latin America in accordance with the Adviser's judgment as to where the best investment opportunities exist. Currently, except when the Fund has adopted a defensive position, it will invest its assets among at least three Latin American countries at all times. For defensive purposes, such as during times of international political or economic uncertainty, most or all of the Fund's investments may be in securities issued or guaranteed by the United States Government or its agencies or instrumentalities or in cash or short-term obligations including, but not limited to: bankers' acceptances, commercial paper, repurchase agreements and other money market instruments.

     The Fund defines Latin American securities to be (a) debt or equity securities of companies organized in a country in Latin America or for which the principal trading market (the exchange or over-the-counter market in which the largest portion of the shares of the company's securities are traded) is located in Latin America, (b) debt securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, or the central bank of such country, (c) debt securities denominated in a Latin American currency issued by companies to finance operations in Latin America, (d) equity securities of companies that derive at least 50% of their gross revenues or net profits from either goods produced or services performed in Latin America or sales made in Latin America, and (e) equity securities in the form of Depositary Instruments listed on securities exchanges or traded in other regulated markets in the United States issued by companies which meet the requirements set forth in clauses (a) and (d). Where the Fund desires but is unable to effect direct investments in certain industries or in a certain Latin American country because such investments are not permitted or because required authorization from such country's government has not been sought or granted, the Fund may, subject to applicable legal limits, invest in the equity securities of U.S. or foreign investment companies that invest all or substantially all of their assets in Latin American securities in such industries or in such country. In addition, the Fund may acquire the equity securities of wholly-owned subsidiaries in order to facilitate investing in the securities of Latin America issuers.

     The investment decision process is centered on identifying countries, or sectors within countries, with superior upside potential due to strong earnings growth and improved valuation. For each market and industry sector, an expectation is formulated for earnings growth in U.S. dollar terms as well as an expected change in valuation.

     In general, earnings growth estimates involve both a "top-down" and "bottom-up" analysis. Economic growth, and hence earnings growth, in Latin America is highly correlated with global trends in interest rates, commodity prices, and OECD growth. At the individual country level, issues such as currency valuations, privatizations, and the stability of political regimes can have a profound impact on the business outlook. The Adviser utilizes a broad range of resources in formulating its down economic view including its internal research; in-country visits with government officials, business leaders, and private sector consultants; and multilateral agencies such as the World Bank, IMF, and IADB.

     Next, company earnings models are built in order to provide forecasts of both real and nominal growth. The expected change in local currency is also incorporated into the forecast thereby enabling portfolio managers to differentiate between underlying earnings growth and earnings growth in dollar terms derived from currency movement.

     While identifying earnings growth is key, superior returns typically are achieved when a market or sector not only exhibits growth but is also undervalued. The Adviser looks for declining interest rates, a reduction in country risk, or low evaluation measures (P/E, P/CF, and P/BV ratios) relative to a stock market's historical levels in order to identify situations where valuations are likely to improve. In addition, the Adviser strives to understand government policies regarding privatizations and public sector tariffs which can dramatically impact the valuation of industries such as telecommunications and utilities. When possible, companies are compared throughout the region on the basis of firm value/capacity as a cross-check for valuation. From the expected earnings growth and expected change in valuation, an expected return for a country or sector can be calculated.

     Latin American equity securities in which the Fund invests consist predominantly of common stock and preferred stock of established companies listed on a recognized securities exchange or traded in other regulated markets, although the Fund may also invest in convertible securities (subject to the 35% limit on debt and convertible investments described above) and warrants. The Fund may invest in debt securities of Latin American governmental and corporate issuers. They may be denominated in U.S. dollars, a Latin American currency or, in the case of some corporate debt, other currencies. The Fund may also invest in convertible securities (including debt securities, preferred stock or other instruments). There is no limitation other than the overall 35% limitation described above on the percentage of the Fund's assets which may be invested in convertible securities and debt securities, including debt and convertible securities that are below investment grade. Normally, however, the Fund does not expect that more than 10% of its total assets would be invested in Latin American debt securities. The Fund anticipates that most of the debt securities it purchases will be unrated or will be rated below investment grade. See "Risk Considerations - Risks Associated With Lower Rated Securities."

     In addition to general money market investments as described below under "Investment Objectives and Policies - General - Money Market Instruments," the Fund may invest for temporary or defensive purposes in Latin American money market instruments, including short-term Latin American government obligations and repurchase agreements with maturities of seven calendar days or less and collateralized by Latin American government obligations. Defensive or temporary investments in money market instruments are not subject to the 35% general limit on debt and convertible securities.

     Some Latin American securities held by the Fund may be denominated in, payable in, or exchangeable for, the currencies of Latin American countries or other currencies. The Fund may attempt to hedge the currency risk of portfolio securities denominated in a foreign currency by purchasing or selling foreign currency futures contracts (and options on such contracts) and foreign currency forward contracts with respect to such foreign currency. The Fund may engage in hedging transactions through the purchase and sale of securities on a when issued, forward commitment or a when, as and if issued basis and may enter into reverse repurchase agreements for temporary borrowing purposes. It may also purchase and write call and put options and lend its portfolio securities to brokers, dealers and financial institutions. In addition, the Fund may invest in other investment companies, including closed end investment companies commonly known as country funds. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management and advisory fees and other expenses. See the Appendix to this Prospectus and the Statement of Additional Information for a greater discussion of these investment practices.

GENERAL

      MONEY MARKET INSTRUMENTS. The Bond Funds and the Equity Funds may invest in money market instruments (a) for temporary defensive purposes, when other permitted investments are unattractive, (b) to provide a reserve for anticipated redemptions from the Fund, or (c) for other temporary purposes pending investment in other permitted investments. These instruments may include certificates of deposit, Eurodollar certificates of deposit, commercial paper, bankers acceptances and U.S. Government Securities. Funds which invest in foreign currency denominated securities may choose to invest in money market instruments denominated in foreign currencies. Subject to certain limits that may be imposed by the Investment Company Act of 1940 ("1940 Act"), the Bond Funds and the Equity Funds may also invest in money market mutual funds unaffiliated with the Adviser. The International Equities Fund may also invest in the Money Market Fund. Under normal market conditions and, unless a temporary defensive position is established, no Fund other than Money Market will invest more than 35% of its total assets in money market instruments.

      ADDITIONAL FUNDAMENTAL POLICIES. In addition to the fundamental investment policies identified above, the Funds have established the following limitations as fundamental policies:

     (a) Generally, no Fund will borrow money. Each Fund may, however, borrow temporarily from banks to facilitate redemption requests. In addition, certain Funds may enter into reverse repurchase agreements, mortgage dollar rolls and futures contracts. The total amount borrowed by a Fund (including, for this purpose, reverse repurchase agreements and mortgage dollar rolls) at any time will not exceed 30% (or, in the case of Money Market, 10%) of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made.

     (b) No Fund will issue senior securities, except that certain Funds may enter into reverse repurchase agreements, purchase securities issued on a when-issued or delayed delivery basis, purchase futures and options thereon, and borrow money under the circumstances identified above.

     (c) No Fund may make loans of cash except by purchasing qualified debt obligations or entering into repurchase agreements.

     Investors should read the Appendix to this Prospectus and Statement of Additional Information for a more complete discussion of the fundamental and other investment policies applicable to the Funds.

     The amount of money a Fund may borrow is restricted by the 1940 Act so that, immediately after a borrowing, the Fund has an asset coverage of at least 300% of the amount borrowed. Asset coverage means total assets, including borrowings, less liabilities, excluding borrowings. If the Fund's asset coverage falls below this requirement due to market fluctuations, redemptions or other reasons, the Fund must reduce its bank debt as necessary within three days (not including Sundays and holidays). To do this, the Fund may have to sell a portion of its investments at a disadvantageous time. The amount of any borrowing will also be limited by the applicable Federal Reserve Board's margin limitations.

      OTHER INVESTMENT POLICIES.  As a matter of operating policy, no Fund will:
(a) invest more than 15% (or, in the case of Money Market, 10%) of the value of its net assets in illiquid securities, including repurchase agreements with maturities greater than seven calendar days, certain futures contracts and options for which a liquid secondary market does not exist, over-the-counter options, variable rate demand notes with a demand period of more than seven days, and foreign securities not traded on a recognized domestic or foreign exchange or developed over-the-counter market and for which a liquid secondary market does not exist, (b) purchase securities when money borrowed exceeds 5% (or, in the case of Money Market, 10%) of the Fund's total assets, (c) enter into futures contracts or purchase related options thereon (other than bonafide hedging transactions) if, immediately thereafter, the amount of initial margin and premiums for unexpired futures contracts and options on futures contracts exceeds 5% of the Fund's liquidation value after taking into account unrealized profits and losses on such futures contracts, provided, however, that in the case of an option that is in-the-money [the exercise price of the call (put) option is less (more) than the market price of the underlying security] at the time of purchase, the in-the-money amount may be excluded in calculating the 5%,
(d) purchase the securities of any issuer (other than U.S. Government Securities) if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of the issuer (the "5% Limitation"), except that up to 25% of the value of any Bond Fund's total assets may be invested without regard to the 5% Limitation and that the 5% Limitation shall not apply to the Equity Funds or (e) purchase more than 10% of the voting securities of any one issuer (the "10% Limitation"), except that up to 25% of the value of the Fund's assets may be invested without regard to the 10% Limitation and that the 10% Limitation does not apply to the Equity Funds.

      PORTFOLIO TURNOVER. The Funds will not trade in securities with the intention of generating short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time held. The portfolio turnover rates for each of the Funds for the fiscal years ended October 31, 1995 and 1996 were respectively, Core Fixed Income - 223.78% and 238.73%, High Yield-36.32% and 82.56%, Long-Term Mortgage-Backed - 23.76% and 39.28%, Mortgage-Backed - 37.83% and 54.10%, Core Equity - 53.77% and 39.58%, Earnings Momentum 85.91% and 99.03%, Small Cap Growth - 89.73% and 45.43%, Asia Pacific Equities - 102.01% and 84.81%, Emerging Markets Equities - 74.24% and 83.76% and Latin America Equities - 75.62% and 44.32%. The portfolio turnover rate for Mid-Cap Growth for the period June 3, 1996 through October 31, 1996 was 19.19%. The portfolio turnover rates for each of the Funds for six months ended April 30, 1997 were Core Fixed Income - 82.24%, High Yield Bond - 29.70%, Long-Term Mortgage-Backed - 6.59%, Mortgage-Backed - 13.67%, Core Equity - 18.43%, Earnings Momentum - 40.39%, Mid-Cap Growth 26.36%, Small Cap Growth 22.71%, Asia Pacific Equities - 34.17%, Emerging Markets Equities - 31.86% and Latin America Equities - 12.04%. The portfolio turnover rate for Convertible Securities for the period January 2, 1997 to April 30, 1997 was 52.36%. The portfolio turnover rates for European Equities, Japanese Equities and Value Opportunities are expected not to exceed 125%. A high rate of portfolio turnover (100% or more) involves correspondingly greater brokerage commission expenses for the Equity Funds, which will be borne directly by each Fund and indirectly by each Fund's shareholders. High portfolio turnover may also result in the realization of substantial net capital gains; to the extent net capital gains are realized, any distributions derived from such gains on securities held for less than one year are taxable at ordinary income tax rates for federal income tax purposes.

                              RISK CONSIDERATIONS

     The following risk considerations relate to investment practices undertaken by some or all of the Funds. GENERALLY, SINCE SHARES OF A FUND REPRESENT AN INVESTMENT IN SECURITIES WITH FLUCTUATING MARKET PRICES, SHAREHOLDERS SHOULD UNDERSTAND THAT THE VALUE OF THEIR FUND SHARES WILL VARY AS THE VALUE OF EACH FUND'S PORTFOLIO SECURITIES INCREASES OR DECREASES. THEREFORE, THE VALUE OF AN INVESTMENT IN A FUND COULD GO DOWN AS WELL AS UP. THERE IS NO GUARANTEE OF SUCCESSFUL PERFORMANCE, THAT A FUND'S OBJECTIVE CAN BE ACHIEVED OR THAT AN INVESTMENT IN A FUND WILL ACHIEVE A POSITIVE RETURN. EACH FUND SHOULD BE CONSIDERED AS A MEANS OF DIVERSIFYING AN INVESTMENT PORTFOLIO AND IS NOT IN ITSELF A BALANCED INVESTMENT PROGRAM.

     Prospective investors should consider the following risks.

GENERAL

     Various market risks can affect the price or liquidity of an issuer's securities. Adverse events occurring with respect to an issuer's performance or financial position can depress the value of the issuer's securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market's current attitudes about type of security, market reactions to political or economic events, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument). Market restrictions on trading volume can also affect price and liquidity.

     Certain risks exist because of the composition and investment horizon of a particular portfolio of securities. Prices of many securities tend to be more volatile in the short-term and lack of diversification in a portfolio can also increase volatility. A security that is leveraged, whether explicitly or implicitly, will also tend to be more volatile in that both gains and losses are intensified by the magnifying effects of leverage. Certain instruments (such as inverse floaters) behave similarly to leveraged instruments. Generally, such securities contain formulas requiring recalculation of their interest rates in a manner that multiplies the change in a market rate.

REPURCHASE AGREEMENTS

    In the event of a default or bankruptcy by a selling financial institution under a repurchase agreement, a Fund will seek to sell the underlying security serving as collateral. However, this could involve certain costs or delays, and, to the extent that proceeds from any sale were less than the repurchase price, the Fund could suffer a loss. Each Fund follows procedures designed to minimize the risks associated with repurchase agreements, including effecting repurchase transactions only with large, well-capitalized and well-established financial institutions and specifying the required value of the collateral underlying the agreement. Repurchase agreements entered into in Latin America by Latin America Equities and Emerging Markets Equities may involve additional risks. See Appendix A - "Strategies Available to All Bond Funds and Equity Funds."

REVERSE REPURCHASE AGREEMENTS AND MORTGAGE DOLLAR ROLLS

    Reverse repurchase agreements and mortgage dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement or mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements and mortgage dollar rolls are speculative techniques involving leverage, and are considered borrowings by the Fund. Under the requirements of the 1940 Act, the Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. None of the Funds authorized to utilize these instruments expects to engage in reverse repurchase agreements or mortgage dollar rolls (together with other borrowings of the Fund) with respect to greater than 30% of the Fund's total assets.

FIXED INCOME SECURITIES

    Fixed Income securities are subject to various risks. The two primary (but not exclusive) risks affecting fixed income instruments are "credit risk" and "interest rate risk." These risks can affect a security's price volatility to varying degrees, depending upon the nature of the instrument. In addition, the depth and liquidity of the market for an individual or class of fixed income security can also affect its price and, hence, the market value of a Fund.

    "Credit risk" refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed income security may affect its credit risk. Credit risk of a security may change over its life and securities which are rated by rating agencies are often reviewed and may be subject to downgrade.

    "Interest rate risk" refers to the risks associated with market changes in interest rates. Interest rate changes may affect the value of a fixed income security directly (especially in the case of fixed rate securities) and directly (especially in the case of adjustable rate securities). In general, rises in interest rates will negatively impact the price of fixed rate securities and falling interest rates will have a positive effect on price. The degree to which a security's price will change as a result of changes in interest rates is measured by its "duration." For example, the price of a bond with a 5 year duration would be expected under normal market conditions to decrease 5% for every 1% increase in interest rates. Generally, securities with longer maturities have a greater duration and thus are subject to greater price volatility from changes in interest rates. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the re-set terms, including the index chosen, frequency of reset and reset caps or floors, among other things).

FOREIGN SECURITIES

    The Equity Funds and Core Fixed Income are each permitted to invest in securities issued by foreign governments or companies and Convertible Securities and High Yield Bond may invest in securities issues by foreign companies. Investment in foreign securities involves special risks in addition to the usual risks inherent in domestic investments. These include: political or economic instability; the unpredictability of international trade patterns; the possibility of foreign governmental actions such as expropriation, nationalization or confiscatory taxation; the imposition or modification of foreign currency or foreign investment controls; the imposition of withholding taxes on dividends, interest and gains; price volatility; and fluctuations in currency exchange rates. As compared to United States companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, insiders and listed companies than does the United States, and foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Funds. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of each Fund's portfolio. Also, it may be more difficult to obtain and enforce legal judgments against foreign corporate issuers than against domestic issuers and it may be impossible to obtain and enforce judgments against foreign governmental issues. Additional considerations relating to Emerging Market Country securities are described under "Risk Considerations - Risks Associated with Emerging Market Countries" at page 64.

FOREIGN CURRENCY RISKS

    Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and some of the Funds hold various foreign currencies from time to time, the value of the net assets of those Funds as measured in United States dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future foreign currency exchange rates, the Equity Funds and Core Fixed Income are authorized to enter into certain foreign currency forward contracts.

    With respect to Emerging Markets Equities, Core Fixed Income and Latin America Equities, the forward currency market for the purchase or sale of U.S. dollars in most Latin American countries, including Mexico, is not highly developed, and in certain Latin American countries, there may be no such market. If a devaluation of a Latin American currency is generally anticipated, the Fund may not be able to contract to sell the currency at an exchange rate more advantageous than that which would prevail after the anticipated amount of devaluation, particularly as regards forward contracts for local Latin American currencies in view of the relatively small, inactive or even non-existent market for these contracts. In the event the Funds hold securities denominated in a currency that suffers a devaluation, the Funds' net asset values will suffer corresponding reductions. In this regard, in December 1994, the Mexican government determined to allow the Mexican peso to trade freely against the U.S. dollar rather than within a controlled band, which action resulted in a significant devaluation of the Mexican peso against the dollar. Further, in July 1997, the Thai and Philippine governments allowed the baht and peso, respectively, to trade freely against the U.S. dollar resulting in a sharp devaluation of both currencies.

RISKS ASSOCIATED WITH EMERGING MARKET COUNTRIES

    Investors should recognize that investing in securities of emerging market countries through investment in the Asia Pacific Equities, Emerging Markets Equities, International Equities and Latin America Equities Funds involves certain risks, and considerations, including those set forth below, which are not typically associated with investing in the United States or other developed countries.

    Political and economic structures in many emerging markets countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies.

    The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States and other developed nations. The limited size of many emerging securities markets and limited trading volume in issuers compared to volume of trading in U.S. securities or securities of issuers in other developed countries could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.

    In addition, emerging market countries' exchanges' and broker-dealers are generally subject to less government and exchange regulation than their counterparts in developed countries. Brokerage commissions, dealer concessions, custodial expenses and other transaction costs may be higher on emerging markets than in developed countries. As a result, Funds investing in emerging market countries have operating expenses that are expected to be higher than other funds investing in more established market regions.

    Many of the emerging market countries may be subject to greater degree of economic, political and social instability than is the case in the United States, Canada, Australia, New Zealand, Japan and Western European and certain Asian countries. Such instability may result from, among other things, (i) popular unrest associated with demands for improved political, economic and social conditions, and (ii) internal insurgencies. Such social, political and economic instability could disrupt the financial markets in which the Asia Pacific Equities, Emerging Markets Equities, International Equities and Latin America Equities Funds invest and adversely affect the value of a Fund's assets.

    In certain emerging market countries governments participate to a significant degree, through ownership or regulation, in their respective economies. Action by these governments could have a significant adverse effect on market prices of securities and payment of dividends. In addition, most emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation. Inflation and rapid fluctuation in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging market countries.

    Many of the currencies of emerging market countries have experienced devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which portfolio securities are denominated will have a detrimental impact on Funds investing in emerging market countries.

FUTURES

    There are certain risks inherent in the use of futures contracts and options on futures contracts. Successful use of futures contracts by a Fund is subject to the ability of the Adviser to correctly predict movements in the direction of interest rates or changes in market conditions. In addition, there can be no assurance that there will be a correlation between price movements in the underlying securities, currencies or index and the price movements in the securities which are the subject of hedge. Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered into, and there can be no assurance that an active market will exist for a particular contract or option at any particular time. If a Fund has hedged against the possibility of an increase in interest rates or a decrease in the value of portfolio securities and interest rates fall or the value of portfolio securities increase instead, a Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates. While utilization of futures contracts and options of futures contracts may be advantageous to a Fund, if the Fund is not successful in employing such instruments in managing its investments, the Fund's performance will be worse than if the Fund not make such investment in futures contracts and options on futures contracts.

OPTIONS

    The successful use of options depends on the ability of the Adviser to forecast interest rate and market movements correctly. For example, if a Fund were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

    When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.

    The effective use of options also depends on a Fund's ability to terminate option positions at times when the Adviser deems it desirable to do so. Although the Fund will take an option position only if the Adviser believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

    If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events - such as volume in excess of trading or clearing capability - were to interrupt its normal operations.

    A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, a Fund which holds an option would be able to realize profits or limit losses only by exercising the option, and a Fund which acted as option writer would remain obligated under the option until expiration or exercise.

    Special risks are presented by internationally-traded options of the type the Equity Funds and Core Fixed Income may acquire. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed.
As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

RISKS ASSOCIATED WITH LOWER RATED SECURITIES

    The Convertible Securities and High Yield Bond portfolios consist primarily of below investment grade corporate securities that are commonly known as junk bonds. In addition, the Equity Funds may invest in convertible securities and Asia Pacific Equities, Core Fixed Income, Earnings Momentum, Mid-Cap Growth, Emerging Markets Equities, European Equities and Latin America Equities may invest in debt instruments rated below investment grade. Lower rated securities are traded in markets that may be relatively less liquid and subject to greater changes in liquidity than the markets for higher rated securities.

    High yield/high risk securities can be classified into two categories: (a) securities issued without an investment grade rating and (b) securities whose credit ratings have been downgraded below investment grade because of declining investment fundamentals. The first category includes securities issued by "emerging credit" companies and companies which have experienced a leveraged buyout or recapitalization. Although the small and medium size companies that constitute emerging credit issuers typically have significant operating histories, these companies generally do not have strong enough operating results to secure investment grade ratings from the rating agencies. In addition, in recent years there has been a substantial volume of high yield/high risk securities issued by companies that have converted from public to private ownership through leveraged buyout transactions and by companies that have restructured their balance sheets through leveraged recapitalizations. High yield/high risk securities issued in these situations are used primarily to pay existing stockholders for their shares or to finance special dividend distributions to shareholders. The indebtedness incurred in connection with these transactions is often substantial and, as a result, often produces highly leveraged capital structures which present special risks for the holders of such securities. Also, the market price of such securities may be more volatile to the extent that expected benefits from the restructuring do not materialize. The second category of high yield/high risk securities consists of securities of former investment grade companies that have experienced poor operating performance due to such factors as cyclical downtrends in their industry, poor management or increased foreign competition.

    Generally, lower-rated debt securities provide a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest ("credit risk") than higher rated securities of similar maturity. They are generally considered to be subject to greater risk than securities with higher ratings particularly in the event of a deterioration of general economic conditions. The lower ratings of the high yield/high risk securities which the Fund will purchase reflect a greater possibility that the financial condition of the issuers, or adverse changes in general economic conditions, or both, may impair the ability of the issuers to make payments of principal and interest. The market value of a single lower-rated fixed income security may fluctuate more than the market value of higher rated securities, since changes in the creditworthiness of lower rated issuers and in market perceptions of the issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than in the case of higher rated issuers. High yield/high risk fixed income securities also tend to reflect individual corporate developments to a greater extent than higher rated securities. The securities in which the Fund invests are frequently subordinated to senior indebtedness.

    Since the high yield bond market is relatively new, its growth has paralleled a long economic expansion, and it has not weathered a recession in its present size and form. An economic downturn or increase in interest rates may result in a higher incidence of high yield bond defaults and is likely to have a negative effect on the high yield bond market and on the value of the high yield/high risk bonds in the Fund's portfolio, as well as on the ability of the bonds' issuers to repay principal and interest.

    The economy and interest rates affect high yield/high risk securities differently from other securities. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond owned by the Fund defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield bonds and the Fund's asset value. Furthermore, the market prices of high yield/high risk bonds structured as zero coupon or pay-in-kind securities are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash.

    To the extent there is a limited retail secondary market for particular high yield bonds, these bonds may be thinly-traded and the Adviser's ability to accurately value high yield bonds and the Fund's assets may be more difficult because there is less reliable, objective data available. In addition, the Fund's ability to acquire or dispose of the bonds may be negatively-impacted. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly-traded market. To the extent the Fund owns or may acquire illiquid or restricted high yield bonds, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

    Special tax considerations are associated with investing in lower rated debt securities structured as zero coupon or pay-in-kind securities. The Fund accrues income on these securities prior to the receipt of cash payments. The Fund must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, have to dispose of its portfolio securities to satisfy distribution requirements.

    Underwriting and dealer spreads associated with the purchase of lower rated bonds are typically higher than those associated with the purchase of high grade bonds.

RISKS ASSOCIATED WITH MORTGAGE-BACKED SECURITIES

    CREDIT AND MARKET RISKS OF MORTGAGE-BACKED SECURITIES. The investments by Core Fixed Income, Long-Term Mortgage-Backed Securities and Mortgage-Backed Securities in fixed rate and floating rate mortgage-backed securities will entail normal credit risks (i.e., the risk of non-payment of interest and principal) and market risks (i.e., the risk that interest rates and other factors will cause the value of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security's market value and yield will not change. Like bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall, and fall when rates rise. Floating rate mortgage-backed securities will generally tend to have minimal changes in price when interest rates rise or fall. The value of all mortgage-backed securities may also change because of changes in the market's perception of the creditworthiness of the organization that issued or guarantees them. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Fluctuations in the market value of mortgage-backed securities after their acquisition usually do not affect cash income from such securities but are reflected in each Fund's net asset value. The liquidity of mortgage-backed securities varies by type of security; at certain times a Fund may encounter difficulty in disposing of investments. Other factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which a mortgagor carries, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage and the amount of overcollateralization of a mortgage pool.

    PREPAYMENT AND REDEMPTION RISK OF MORTGAGE-BACKED SECURITIES. Mortgage-backed securities reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. In such an event, the mortgage-backed security which represents an interest in such underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a portion of the Fund's higher yielding securities are likely to be redeemed and the Fund will probably be unable to replace them with securities having as great a yield. Prepayments can result in lower yields to shareholders. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-backed securities. In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, which could have an adverse effect on the Fund's ability to achieve its investment objective.

    COLLATERALIZED MORTGAGE OBLIGATIONS. There are certain risks associated specifically with CMOs. CMOs issued by private entities are not obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss.
In addition, the average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred in 1994, the average weighted life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent that would be expected from interest rate movements alone.

    STRIPPED MORTGAGE SECURITIES. PART OF THE INVESTMENT STRATEGY OF CORE FIXED INCOME, LONG-TERM MORTGAGE-BACKED SECURITIES AND MORTGAGE-BACKED SECURITIES INVOLVES INTEREST-ONLY STRIPPED MORTGAGE SECURITIES. THESE INVESTMENTS ARE HIGHLY SENSITIVE TO CHANGES IN INTEREST AND PREPAYMENT RATES AND TEND TO BE LESS LIQUID THAN OTHER CMOS.

    INVERSE FLOATERS. LONG-TERM MORTGAGE-BACKED AND MORTGAGE-BACKED SECURITIES INVEST IN INVERSE FLOATERS, A CLASS OF CMOS WITH A COUPON RATE THAT RESETS IN THE OPPOSITE DIRECTION FROM THE MARKET RATE OF INTEREST TO WHICH IT IS INDEXED SUCH AS LIBOR OR COFI. ANY RISE IN THE INDEX RATE (AS A CONSEQUENCE OF AN INCREASE IN INTEREST RATES) CAUSES A DROP IN THE COUPON RATE OF AN INVERSE FLOATER WHILE ANY DROP IN THE INDEX RATE CAUSES AN INCREASE IN THE COUPON OF AN INVERSE FLOATER. AN INVERSE FLOATER MAY BE CONSIDERED TO BE LEVERAGED TO THE EXTENT THAT ITS INTEREST RATE VARIES BY A MAGNITUDE THAT EXCEEDS THE MAGNITUDE OF THE CHANGE IN THE INDEX RATE OF INTEREST. THE HIGHER DEGREE OF LEVERAGE INHERENT IN INVERSE FLOATERS IS ASSOCIATED WITH GREATER VOLATILITY IN THEIR MARKET PRICES.

    ADJUSTABLE RATE MORTGAGES. ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then outstanding principal balance of the ARM.

    ASSET-BACKED SECURITIES. Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables.

NON-DIVERSIFIED STATUS

    Each Equity Fund, is classified as a non-diversified investment company under the 1940 Act, and as such is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.
However, each Equity Fund intends to conduct its operations so as to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. See "Dividends, Distributions and Taxes." In order to qualify, among other requirements, each Equity Fund will limit its investments so that at the close of each quarter of the taxable year, (a) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer (other than U.S. Government Securities or the shares of other qualified regulated investment companies) or in the securities of two or more issuers (other than U.S. Government Securities or the shares of other qualified regulated investment companies) which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses and (b) with respect to 50% of the market value of its total assets not more than 5% will be invested in the securities of a single issuer (other than U.S. Government Securities or the shares of other qualified regulated investment companies) and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. To the extent that a relatively high percentage of an Equity Fund's assets may be invested in the obligations of a limited number of issuers, the Fund's portfolio securities may be more susceptible to any single economic, political or regulatory occurrence than the portfolio securities of a diversified investment portfolio. The limitations described in this paragraph are not fundamental policies and may be revised to the extent applicable federal income tax requirements are revised.


                            MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER

    TCW Funds Management, Inc., the Adviser to the Funds, is a registered investment adviser under the Investment Advisers Act of 1940 ("Advisers Act") and is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. The Adviser was organized in 1987 as a wholly-owned subsidiary of The TCW Group, Inc. (formerly TCW Management Company), whose subsidiaries, including Trust Company of the West and TCW Asset Management Company ("TAMCO"), provide a variety of trust, investment management and investment advisory services. As of September 30, 1997, the Adviser and its affiliated companies had approximately $50 billion under management or committed for management. Robert A. Day may be deemed to be a control person of the Adviser by virtue of the aggregate ownership of Mr. Day and his family of more than 25% of the outstanding voting stock of The TCW Group, Inc.

SUB-INVESTMENT ADVISERS

    TCW Asia Limited, Sub-Adviser to Asia Pacific Equities and Emerging Markets Equities, is a registered investment adviser under the Advisers Act and is headquartered at One Pacific Place, 88 Queensway, Hong Kong. TCW London International, Limited, Sub-Adviser to Emerging Markets Equities, European Equities, Japanese Equities and International Equities is a registered investment adviser under the Advisers Act and is headquartered at 27 Albemarle Street, London, England WIX 3FA. The Sub-Advisers are wholly-owned subsidiaries of The TCW Group, Inc. See "Investment Adviser" above.

PORTFOLIO MANAGERS

    Listed below are the individuals who have been primarily responsible for the day-to-day portfolio management of the Funds, including a summary of each person's business experience during the past five years:

                                                   PORTFOLIO                       BUSINESS EXPERIENCE
FUND                                              MANAGER(S)                    DURING LAST FIVE YEARS(1)
---------------------------------------   ---------------------------   ------------------------------------------
CORE FIXED INCOME                         Mark L. Attanasio             Group Managing Director, the Adviser
                                                                        since April 1995.  From April 1991 to
                                                                        March 1995 he was Co-Chief Executive
                                                                        Officer and Chief Portfolio Strategist of
                                                                        Crescent Capital Corporation, Los
                                                                        Angeles and prior to April 1991 a
                                                                        Managing Director of Drexel Burnham
                                                                        Lambert.

                                          Philip A. Barach              Group Managing Director, the Adviser,
                                                                        TCW Asset Management Company and
                                                                        Trust Company of the West; Vice
                                                                        President, several TCW/DW Funds
                                                                        since September 1992.

                                          Walter J. Blasberg            Managing Director, the Adviser, TCW
                                                                        Asset Management Company and Trust
                                                                        Company of the West since June 1995.
                                                                        Prior to its acquisition by TCW, he was
                                                                        President and Chief Executive Officer of
                                                                        Continental Asset Management.

                                          Jeffrey E.  Gundlach          Group Managing Director, the Adviser,
                                                                        TCW Asset Management Company and
                                                                        Trust Company of the West; Vice
                                                                        President, several TCW/DW Funds
                                                                        since September 1992.

                                          Frederick H. Horton           Managing Director, the Adviser, TCW
                                                                        Asset Management Company and Trust
                                                                        Company of the West; Senior Portfolio
                                                                        Manager for Dewey Square Investors
                                                                        from June 1992 through September
                                                                        1993; before June, 1992 Head of
                                                                        Mortgage Strategies and Senior
                                                                        Portfolio Manager for Putnam
                                                                        Companies; Vice President several
                                                                        TCW/DW Funds since December 1994.


HIGH YIELD                                Mark L. Attanasio             See above.

                                          Mark D. Senkpiel              Senior Vice President, the Adviser
                                                                        since January 1996.  Previously, he
                                                                        was an Investment Director of Allstate
                                                                        Insurance Company.

                                          Melissa V. Weiler             Managing Director, the Adviser since
                                                                        April 1995.  From February 1992 to
                                                                        March 1995 she was a Vice President
                                                                        and Portfolio Manager of Crescent
                                                                        Capital Corporation, Los Angeles and
                                                                        prior to February 1992, she was a
                                                                        Senior Investment Analyst and Workout
                                                                        Specialist for First Capital Holdings
                                                                        Corporation.

LONG-TERM MORTGAGE-BACKED                 Philip A. Barach              See above.
   AND MORTGAGE-BACKED
                                          Jeffrey E. Gundlach           See above.

                                          Frederick Horton              See above.

CONVERTIBLE SECURITIES                    Robert M. Hanisee             Managing Director, the Adviser since
                                                                        May 1992; Managing Director, Trust
                                                                        Company of the West and TCW Asset
                                                                        Management Company since April
                                                                        1990; Senior Vice President, TCW
                                                                        Convertible Securities Fund, Inc. since
                                                                        June 1992; Vice President of TCW/DW
                                                                        Core Equity Trust since March 1992.

                                          Kevin A. Hunter               Managing Director, the Adviser, TCW
                                                                        Asset Management Company and Trust
                                                                        Company of the West.
CORE EQUITY                               Equity Committee
                                          chaired
                                          by Douglas S. Foreman

EARNING MOMENTUM                          Charles Larsen                Managing Director, the Adviser, TCW
                                                                        Asset Management Company and Trust
                                                                        Company of the West.

MID-CAP GROWTH                            Christopher J. Ainley         Managing Director, the Adviser, TCW
                                                                        Asset Management Company and Trust
                                                                        Company of the West.  Prior to joining
                                                                        TCW in 1994 he was a portfolio
                                                                        manager with Putnam Investments.

                                          Douglas S. Foreman            Group Managing Director, the Adviser,
                                                                        TCW Asset Management Company and
                                                                        Trust Company of the West since May
                                                                        1994.  Previously he was a portfolio
                                                                        manager with Putnam Investments.

SMALL CAP GROWTH                          Christopher J. Ainley         See above.

                                          Douglas S. Foreman            See above.

                                          Charles Larsen                See above.

VALUE OPPORTUNITIES                       Nicholas F. Galluccio         Managing Director, TCW Asset
                                                                        Management Company and Trust
                                                                        Company of the West.

                                          Boniface A. Zaino             Managing Director, the Adviser, TCW
                                                                        Asset Management Company and Trust
                                                                        Company of the West.

ASIA PACIFIC EQUITIES                     Shaun C.K. Chan               Managing Director, the Adviser, TCW
                                                                        Asset Management Company and Trust
                                                                        Company of the West since January
                                                                        1993; Vice President, several TCW/DW
                                                                        Funds since February 1994; Investment
                                                                        Manager and Director, Wardley
                                                                        Investment Services (Hong Kong)
                                                                        Limited and Wardley Securities Limited
                                                                        from October 1986 to January 1992.

                                          Terence F. Mahony             Managing Director, the Adviser, TCW
                                                                        Asset Management Company and Trust
                                                                        Company of the West since April 1996.
                                                                        Previously he was Chief Investment
                                                                        Officer for Global Emerging Markets
                                                                        Equities at HSBC Asset Management
                                                                        (September 1993 to April 1996) and
                                                                        prior thereto was a Director at Baring
                                                                        Asset Management.

EMERGING MARKETS EQUITIES                 Shaun C.K. Chan               See above.

                                          Terence F. Mahony             See above.

                                          Michael P. Reilly             Managing Director, the Adviser, TCW
                                                                        Asset Management Company and Trust
                                                                        Company of the West.  Prior to June,
                                                                        1992, Vice President of Security Pacific
                                                                        Bank; Vice President of several
                                                                        TCW/DW Funds since December 1994.

EUROPEAN EQUITIES                         James M. Burns                Managing Director and Executive Vice
                                                                        President, TCW London International
                                                                        Limited (since August 1993) and
                                                                        Managing Director, TCW Asset
                                                                        Management Company since October
                                                                        1994.  Previously Managing Director
                                                                        Dillon, Read International Asset
                                                                        Management Co. (London).


                                          Saker A. Nusseibeh            Managing Director and Executive Vice
                                                                        President, TCW London International,
                                                                        Limited and Managing Director, TCW
                                                                        Asset Management Company since
                                                                        July 1996.  Previously Director of
                                                                        Mercury Asset Management (London).

INTERNATIONAL EQUITIES                    Saker A. Nusseibeh            See above.

JAPANESE EQUITIES                         Stephen J. Harker             Managing Director and Executive Vice
                                                                        President, TCW London International,
                                                                        Limited (since January 1994) and
                                                                        Managing Director, TCW Asset
                                                                        Management Company (since October
                                                                        1994).  Previously Assistant Director
                                                                        and Fund Manager for Prudential
                                                                        Portfolio Managers, Ltd. (England).

                                          Peter A. Kirkman              Vice President TCW London
                                                                        International, Ltd. and TCW Asset
                                                                        Management Company since March
                                                                        1996.  Previously Senior Fund Manager
                                                                        Prudential Portfolio Managers, Ltd.
                                                                        (England).

LATIN AMERICA                             Shannon M. Callan             Managing Director, the Adviser, TCW
                                                                        Asset Management Company and Trust
                                                                        Company of the West.  Prior to
                                                                        rejoining the Adviser in 1994, portfolio
                                                                        manager for Moore Capital, an offshore
                                                                        hedge fund.  Prior to 1993 portfolio
                                                                        manager/analyst for TCW Asset
                                                                        Management Company.

                                          Michael P. Reilly             See above.

___________________
(1) Positions with The TCW Group, Inc. and its affiliates may have changed over time.

ADVISORY AND SUB-ADVISORY AGREEMENTS

    The Company and the Adviser have entered into an Investment Advisory and Management Agreement (the "Advisory Agreement"), under the terms of which the Company has employed the Adviser to manage the investment of its assets, to place orders for the purchase and sale of its portfolio securities, to administer its day-to-day operations, and to be responsible for overall management of the Company's business affairs, subject to control by the Board of Directors of the Company. The Adviser also pays all costs of marketing the Funds, including sales personnel compensation, from its investment advisory fees and other resources available to it. Under the Advisory Agreement, the Funds pay to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it the following fees:


                                    ANNUAL MANAGEMENT FEE
                FUND            (AS PERCENT OF NET ASSET VALUE)
                ----            -------------------------------

              Money Market                             .25%
              Core Fixed Income                        .40%
              Long-Term Mortgage-Backed                .50%
              Mortgage-Backed                          .50%
              High Yield Bond                          .75%
              Convertible Securities                   .75%
              Core Equity                              .75%
              European Equities                        .75%
              Japanese Equities                        .75%
              Value Opportunities                      .80%
              Small Cap Growth                        1.00%
              Earnings Momentum                       1.00%
              Mid-Cap Growth                          1.00%
              Asia Pacific Equities                   1.00%
              Emerging Markets Equities               1.00%
              Latin America Equities                  1.00%

    The Advisory Agreement for International Equities provides that the Fund does not pay a direct management fee. However, as a "fund of funds" investing its assets in a mix of other Galileo Funds International Equities will bear its proportionate share of the management fee of any other Fund it invests in.

    Under the Advisory Agreement, each Bond Fund and Equity Fund also reimburses the Adviser for the cost of providing accounting services to the Fund, which include maintaining its financial books and records, calculating its daily net asset value, and preparing its financial statements in an amount not exceeding $35,000 for any fiscal year (subject to the expense limit described below). Under the Advisory Agreement, Money Market reimburses the Adviser for the Fund's accounting services, but in an amount not exceeding 0.10% of the Fund's average daily net assets.

    The Adviser has retained, at its sole expense, TCW Asia to provide investment advisory services for Asia Pacific Equities and Emerging Markets Equities and TCW London to provide such services with respect to Emerging Markets Equities, European Equities, International Equities and Japanese Equities. Under the Sub-Advisory Agreements the Sub-Advisers assist the Adviser in performing its advisory functions in respect of the Funds.

    The Advisory Agreement and Sub-Advisory Agreements provide that the Adviser and Sub-Advisers, respectively, shall not be liable for any error of judgement or mistake of law or for any loss suffered by a Fund in connection with the matters to which the agreements relate, except a loss resulting from willful misfeasance, bad faith, gross negligence on the part of the Adviser or Sub-Advisers in the performance of their duties or from reckless disregard by them of their duties under each respective agreement.

    Except for expenses specifically assumed by the Adviser under the Advisory Agreement, each Fund bears all expenses incurred in its operations. In addition to the investment advisory fee, such expenses include directors' fees and expenses, registration, filing and other fees payable to regulatory authorities, brokerage fees and commissions and securities transactions costs, auditing and legal expenses, custodian and transfer and dividend disbursing agent fees, expenses of printing and mailing shareholder reports, certain insurance and fidelity bond premiums, interest, taxes, expenses of shareholder and director meetings, and any other ordinary or extraordinary expense incurred by the Fund in the course of its business. For the period ended April 30, 1997, the expenses (annualized) paid by the Funds, as a percentage of their average daily net assets were: Money Market - 0.40% (after expense reimbursement); High Yield Bond - 0.84%; Core Fixed Income - 0.87% (after fee waiver); Long-Term Mortgage-Backed - 0.64%; Mortgage-Backed - 0.79%; Convertible Securities - 0.95% (after expense reimbursement); Core Equity - 0.84%; Mid-Cap Growth - 1.14% (after expense reimbursement); Small Cap Growth - 1.12%; Earnings Momentum - 1.19%; Asia Pacific Equities - 1.43%; Emerging Markets Equities - 1.44%; and Latin America Equities - 1.39%. With respect to Convertible Securities, Value Opportunities, Money Market, European Equities, International Equities and Japanese Equities, the Adviser has agreed to reduce its investment advisory fee, or to pay the operating expenses for the Fund, to the extent necessary to limit the Fund's ordinary annual operating expenses (including amortization of organizational expenses but excluding brokerage fees and commissions, interest, taxes and certain extraordinary expenses) to 1.05%, 1.36%, 0.40%, 1.20%, 1.16% and 1.20% respectively, of their average net value, until October 31, 1998.
With respect to Core Fixed Income, the Adviser has agreed to reduce its investment advisory fee to 0.35% of the Fund's average daily net assets until October 31, 1998.


                               PURCHASE OF SHARES

MINIMUMS

    Each Bond Fund and each Equity Fund requires a minimum of $250,000 for initial investments and $25,000 for additional investments. Money Market requires a minimum of $100,000 for initial investments and $1,000 for additional investments. The minimum subsequent investment amounts may be waived at the discretion of the Company. The minimum investment can be attained by aggregating accounts of related or affiliated investors. In addition, the minimum investment amounts do not apply to employees of the Adviser or its affiliates. Each Fund has the right to increase its minimum investment amounts following 30 days' written notice to its shareholders.

PURCHASES MADE BY WIRE OR CHECK

    Purchases may be made by wire or by check. Initial purchases must be accompanied by a New Account Form. Checks, including checks drawn on foreign banks, must be in U.S. dollars and made payable to the Fund in which you are investing. Checks drawn on foreign banks must have the routing number of the U.S. bank indicated on the check. Third party checks, except those payable to an existing shareholder, will normally not be accepted. When share purchases are made by check, redemption proceeds of such share purchases will not be transmitted until the check used for investment has cleared which may take up to fifteen days. No purchase will be made in a Fund until the moneys received by the Fund have been converted into federal funds. Federal funds wires are effective upon receipt. Other bank wires are ordinarily converted to federal funds one Business Day (i.e., any weekday exclusive of days the New York Stock Exchange is closed for trading) after receipt. Money transmitted by a check drawn on a member of the Federal Reserve System is usually converted to federal funds one Business Day following receipt. Checks drawn on banks that are not members of the Federal Reserve System may take longer to be converted and invested. INVESTMENT BY FEDERAL FUNDS WIRE IS STRONGLY SUGGESTED.

    The Funds reserve the right to suspend the offering of shares from time to time and to reject any purchase order for any reason.

    BY WIRE. Wire funds pursuant to the instructions set forth below for all Funds except the Money Market Fund. Initial purchases must be accompanied by a New Account Form which should be mailed to the appropriate address listed below under "By Check".

                   United Missouri Bank, n.a.
                   ABA No. 101000695
                   DST Systems, Inc./AC 9870371553
                   FBO TCW Galileo ______________ Fund
                   (Name on the Fund Account) _____________________

                   Federal funds wires for the Money Market Fund only, should be sent pursuant to the instructions set forth below. Then, complete the New Account Form and mail to the appropriate address listed below under "By Check". For same day credit to the Money Market Fund, Federal funds wires must be received by the Transfer Agent at or before 12:00 p.m. Eastern time on a Business Day.

                   United Missouri Bank, n.a.
                   ABA No. 101000695
                   DST Systems, Inc./AC 9870371170
                   FBO TCW Galileo Money Market Fund
                   (Name on the Fund Account) _____________________

    BY CHECK.      Send your New Account Form and check payable to the Fund in which you are investing to the address listed below. If you are adding money to your account, include a note specifying the Fund name, your account number, and the name(s) your account is registered in.

                   REGULAR MAIL:

                   TCW Galileo _______________ Fund
                   DST Systems, Inc.
                   P.O. Box 419951
                   Kansas City, MO  64141-6951

                   EXPRESS, REGISTERED OR CERTIFIED MAIL:

                   TCW Galileo ________________ Fund
                   DST Systems, Inc.
                   1004 Baltimore, 2nd Floor
                   Kansas City, MO  64105-2005

    BY EXCHANGE.   Call the Transfer Agent at (800) 248-4486. The new account will have the same registration as the account from which you are exchanging.

    If you need help completing the New Account Form, please call the Transfer Agent at (800) 248-4486, the Shareholder Relations Department at TCW Galileo Funds, Inc. at (800) FUND TCW (800-386-3829) or your investment representative at TCW Galileo Funds, Inc.

 PURCHASE AND SETTLEMENT

    Shares of each Fund may be purchased by sending a completed New Account Form and payment to DST Systems, Inc. Federal funds received by the Transfer Agent by 4:00 p.m. (Eastern time) (12:00 p.m. Eastern Time for the Money Market Fund) on a Business Day will be processed on that day unless the New York Stock Exchange closes earlier. If the New York Stock Exchange closes earlier than 4:00 p.m. (Eastern Time) (12:00 p.m. Eastern time for the Money Market Fund) purchase orders received after its close will be executed the next Business Day and receive the net asset value for that day.

DISTRIBUTOR

    TCW Brokerage Services (the "Distributor"), 865 South Figueroa Street, Suite 1800 Los Angeles, California 90017.


                          SHAREHOLDER ACCOUNT SERVICES

GENERAL

    When you make an initial investment in a Fund, a shareholder account is opened in accordance with the instructions set forth in your New Account Form. All transactions into or out of a Fund are entered in your account and are recorded in full and fractional shares. Share certificates will not be issued.

CHECK WRITING PRIVILEGE

    Money Market will, upon request, provide a shareholder with forms of checks which may be drawn on the shareholder's Money Market account. These checks may be drawn in amounts of $1,000 or more, may be made payable to the order of any person and may be cashed or deposited, but not certified. There is no charge for this service and no limit to the number of checks that may be written. When a check is presented for payment, a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to pay the check. This enables a redeeming shareholder to continue earning daily income through the day before the check is presented for payment. Checks in amounts exceeding the value of the shareholder's account at the time the check is presented for payment or requiring redemption of shares purchased by check for which good funds have not been collected will not be honored.

    A shareholder wishing to use this method of redemption should telephone the Shareholder Relations Department at (800) FUND TCW (800-386-3829) or your investment representative at TCW Galileo Funds, Inc. This service is subject to the rules and regulations of United Missouri Bank of Kansas City, N.A. and Missouri Law. All notices with respect to checks are to be given to DST Systems, Inc. Stop payment instructions may be given by calling DST Systems, Inc. at 800-248-4486. The Fund reserves the right to impose conditions on or to terminate this service at any time with respect to a particular shareholder or all shareholders of the Fund in general. Since income is earned daily, it is not possible for a shareholder to determine in advance the precise balance in his account so as to write a check for the redemption of the entire account.
See "Redemption and Exchange of Shares."

                       REDEMPTION AND EXCHANGE OF SHARES

REDEMPTIONS AND EXCHANGES

         The following are the procedures you may follow to exchange or redeem your shares.

BY PHONE.     Call the Transfer Agent at (800) 248-4486. If you find the phones busy during unusually volatile markets, please consider placing your order by express mail or by telegram if you have authorized telephone services. For the Funds' exchange policy, see "Other
              Conditions Relating to Shares - Excessive Trading and Exchange
              Limitations." You cannot make redemptions or exchanges by phone unless you have completed the "Telephone Privileges" portion of the New Account Form. Telephone redemption requests must be for a minimum of $1,000.

BY MAIL. Indicate the account name(s) and numbers, Fund name(s) and the exchange or redemption amount. For exchanges, mail to the attention of the Fund you are exchanging from and indicate the Fund(s) you are exchanging to. We require the signature of all owners exactly as registered, and possibly a signature guarantee (see "Other Conditions Relating to Shares - Signature Guarantees").

              NOTE: Redemptions from retirement accounts, including IRAs, must be in writing. For employer-sponsored retirement accounts, call the Transfer Agent at (800) 248-4486, the Shareholder Relations Department at (800) FUND TCW (800-386-3829) or your plan administrator for instructions.

              MAILING ADDRESSES:

              REGULAR MAIL                 EXPRESS, REGISTERED OR
                                           CERTIFIED MAIL

              TCW Galileo Funds, Inc.      TCW Galileo Funds, Inc.
              DST Systems, Inc.            DST Systems, Inc.
              P.O. Box 419951              1004 Baltimore, 2nd Floor
              Kansas City, MO  64141-6951  Kansas City, MO  64105-2005

SYSTEMATIC WITHDRAWAL PLAN

    You may establish a Systematic Withdrawal Plan if your shares in a Fund, when valued at the net asset value at the time of the establishment of the Systematic Withdrawal Plan, equal $10,000 or more. Shareholders who elect to establish a Systematic Withdrawal Plan may receive a monthly, quarterly, semiannual or annual check in a stated amount on the 1st or 15th day of the month. Systematic Withdrawal Plans are subject to a minimum annual withdrawal of $500. Fund shares will be redeemed as necessary to meet withdrawal payments. Withdrawals may result in a gain or loss for tax purposes, may involve the use of principal and may eventually deplete all of the shares in the account. A Systematic Withdrawal Plan may be terminated by a shareholder on 30 days' written notice or by the Company at any time.

RECEIVING YOUR PROCEEDS

    Generally, redemption proceeds for the Funds will be mailed to the address you designated on your New Account Form or wired to your bank. The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form. However, the right of redemption may be suspended or the date of payment postponed (i) during periods when the New York Stock Exchange is closed for other than weekends or holidays or when trading on such exchange is restricted as determined by the Securities and Exchange Commission by rule or regulation; (ii) during periods in which an emergency, as determined by the Securities and Exchange Commission, exists which causes disposal of, or valuation of the net asset value of, a Fund's portfolio securities to be unreasonable or impracticable; or (iii) for such other periods as the Securities and Exchange Commission may permit. If you have purchased shares by check and subsequently submit a redemption request, the redemption proceeds will not be transmitted to you until the check used for investment has cleared, which may take up to fifteen days. This restriction does not apply to shares purchased by wire payment. To receive the net asset value for a specific day, a telephone redemption request or a written redemption request in proper form must be received by the Transfer Agent before the close of the New York Stock Exchange on that day. See "Redemption and Exchange of Shares - Redemptions and Exchanges."

SHAREHOLDER INQUIRIES

    Written shareholder inquiries may be directed either to TCW Galileo Funds, Inc., DST Systems, Inc., P.O. Box 419951, 1004 Baltimore, 2nd Floor, Kansas City, Missouri 64105-2005 or to TCW Galileo Funds, Inc., Attn: Shareholder Relations Department, 865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017. Shareholders may also call the Transfer Agent at (800) 248-4486, the Shareholder Relations Department of the Company at (800) FUND TCW (800-386-
3829), or their investment representative.

                      OTHER CONDITIONS RELATING TO SHARES

ACCOUNT BALANCE

    If your account with a Bond Fund or Equity Fund drops below $25,000 as a result of redemptions and/or exchanges for six months or more, the Fund has the right to close your account, after giving 60 days' written notice, unless you make additional investments to bring your account value to $25,000 or more. If your account with Money Market drops below $10,000 as a result of redemptions and/or exchanges, the Fund has the right to close your account, after giving 30 days' written notice, unless you make additional investments to bring your account value to $10,000 or more.

EXCESSIVE TRADING AND EXCHANGE LIMITATIONS

    The exchange privilege is available only to shareholders residing in a state in which shares of the Fund being acquired may legally be sold.

    To protect each Fund's performance and to minimize Fund costs, each Fund restricts excessive trading. Shareholders are limited to one exchange of shares in the same Fund during any 15-day period. This includes exchanges in and out of the same Fund. Shareholders who frequently exchange substantial assets from one Fund to another may be restricted from making additional investments. Any such restriction will be made on a prospective basis only, upon notice to the shareholder not later than ten days following such shareholder's most recent exchange.

    The exchange privilege may be terminated or revised at any time by the Company upon such notice as may be required by applicable regulatory agencies (presently 60 days prior written notice for termination or material revision), provided that the exchange privilege may be terminated or materially revised without notice at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on the New York Stock Exchange is restricted, (c) when an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, (d) during any other period when the Securities and Exchange Commission by order so permits (provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist) or (e) if a Fund would be unable to invest amounts effectively in accordance with the investment objective, policies and restrictions.

NONPAYMENT

    If your check or wire does not clear, you will be responsible for any loss the Funds incur. You may be prohibited or restricted from making future purchases in any of the Funds

REDEMPTIONS IN EXCESS OF $250,000

    Redemption proceeds are normally paid in cash. However, if you redeem more than $250,000, or 1% of a Fund's net assets, in any 90-day period, the Fund may in its discretion: (a) pay the difference between the redemption amount and the lesser of these two figures with securities of the Fund or (b) delay the transmission of your proceeds for up to five business days after your request is received.

SIGNATURE GUARANTEES

    A signature guarantee is designed to protect you and the Funds by verifying your signature. You will need one to:

    (a) Establish or change certain services after the account is opened, such
                                             -----
        as sending us written instructions asking us to wire redemption proceeds or changing the bank account to which proceeds are wired.
    (b) Redeem shares in a Fund within 60 days after the Transfer Agent has received a request to change the address or bank of record.
    (c) Redeem shares when (i) proceeds are being mailed to an address other than the address of record, (ii) proceeds are made payable to other than the registered owner(s), or (iii) proceeds are being sent to a bank account or an address not listed on your New Account Form.
    (d) Transfer shares to another owner.

These requirements may be waived or modified in certain instances.

    A signature guarantee can generally be obtained from a commercial bank, trust company, savings and loan association, federal savings bank, a member firm of a national securities exchange or from a financial institution that participates in STAMP. A notary public cannot provide a signature guarantee.

    If a corporation, partnership, trust or fiduciary requests redemption, the Transfer Agent may require written evidence of authority acceptable to the Transfer Agent before it accepts the redemption request.

TELEPHONE EXCHANGES AND REDEMPTIONS

    By establishing these services, you authorize us to: (a) redeem or exchange shares from your account based on any instructions reasonably believed by us to be genuine and (b) honor any written instructions for a redemption or exchange without a signature guarantee. Shareholders who elect the telephone exchange and redemption option bear the risk of any loss, damages, expense or cost arising from their election of the telephone exchange and redemption option, including risk of unauthorized use, provided the Transfer

Agent and the Funds employ reasonable procedures to confirm that telephone instructions are genuine. These services may be modified or withdrawn without notice. The Transfer Agent employs procedures considered by it to be reasonable to confirm that instructions communicated by telephone are genuine, including requiring account registration verification from the caller and recording telephone instructions. If reasonable procedures are not employed, the Transfer Agent and the Funds may be responsible for losses due to unauthorized or fraudulent instructions.

OTHER CONDITIONS

    Each Fund and its agents reserve the right to: (a) reject any purchase or exchange prior to receipt of the confirmation statement; (b) reject any purchase or exchange and cancel any purchase due to nonpayment; (c) waive or lower the investment minimums; (d) waive or lower the telephone redemption minimum; and
(e) modify the conditions of purchase at any time.


                                NET ASSET VALUE

    The net asset value (the current market value of a Fund share) of each Fund's shares is determined after the close of business on the New York Stock Exchange (currently 4:00 p.m., Eastern Time) or, on days when the New York Stock Exchange closes prior to 4:00 p.m. Eastern Time at such earlier time, each Business Day (i.e., any weekday exclusive of days the NYSE is closed for trading). The NYSE is currently scheduled to be closed on New Year's Day, Martin Luther King Jr.'s Birthday, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, the net asset value of a Fund will not be calculated on any weekday when there is no activity in the Fund's shares.

    In the calculation of net asset value: (a) an equity portfolio security listed or traded on the New York or American Stock Exchange or other domestic or foreign stock exchange is valued at its latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price), and (b) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price prior to the time of valuation. When market quotations are not readily available, including circumstances under which it is determined by the Adviser that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors (valuation of securities for which market quotations are not readily available may also be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors). For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts quoted in foreign currencies will be valued in U.S. dollars based on the prevailing exchange rates on that day. Dividends receivable are accrued as of the ex-dividend date or as of the time that the relevant ex-dividend date and amounts become known.

    Certain of the Funds' portfolio securities may be valued by an outside pricing service approved by the Company's Board of Directors. The pricing service utilizes a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters and/or research and evaluations by its staff, including review of broker-dealer market price quotations, in determining what it believes is the fair value of the portfolio securities valued by such pricing service.

    Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, unless the Board of Directors determines that cost does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board of Directors. Other short-term debt securities will be valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value on the 61st day unless the Board of Directors determines this value does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board of Directors. Listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at their latest bid price. Unlisted options are also valued at their latest bid price. Futures are valued at the latest sale price on the commodities exchange on which they trade unless the Board of Directors determines that this price does not reflect their market value, in which case they will be valued at their fair value as determined by the Board of Directors. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors.

    The fair value of Money Market's investments will be determined by using the amortized cost method of valuation unless, due to special circumstances, the use of such a method with respect to any security or securities would result in a valuation which does not approximate fair market value. The amortized cost method of valuation involves the valuing of securities at a price on a given date and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity regardless of the impact of fluctuating interest rates on the market value of the security.

    While this method provides certainty in valuation, it may result in periods in which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the security. During such periods, the yield to investors in Money Market may differ somewhat from that obtained in a similar fund which uses available market quotations to value all of its portfolio securities.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

    The amount of dividends of net investment income (i.e., all income other than long-and short-term capital gains) and distributions of net realized long- and short-term capital gains payable to shareholders will be determined separately for each Fund. Dividends from the net investment income of the Bond Funds will be declared and paid monthly. Dividends from the net investment income of the Equity Funds will be declared and paid annually except for the Convertible Securities Fund which will declare and pay dividends quarterly. Dividends from the net investment income of Convertible Securities will be declared and paid quarterly. Dividends from net investment income of Money Market will be declared each Business Day for the Fund as of 4:00 p.m., Eastern Time. If payment for shares in Money Market is received in and reinvested into Federal Funds by such time, the shares are entitled to the dividend declared that day. Distributions of any net long-term and net short-term capital gains earned by a Fund will be distributed no less frequently than annually. Each Bond Fund's final distributions for each calendar year will include any remaining net investment income and net realized short-term capital gains deemed, for federal income tax purposes, undistributed during the year, as well as all net long-term capital gains realized during the year. All dividends with respect to the Equity Funds and the Bond Funds will be paid to the shareholders of record on the day before the last Business Day of the period in which the dividend is declared. Dividends and distributions paid by a Fund will be automatically reinvested (at the current net asset value on the last Business Day of the period in which the dividend was declared) in additional shares of that Fund for your account unless you instruct the Fund on the New Account Form or later in writing to pay dividends and/or distributions in cash.

    If for any fiscal year, a Fund's total distributions exceed net investment income and net realized capital gains, the excess distributions generally will be treated as a tax-free return of capital (up to the amount of the shareholder's tax basis in his or her shares). The amount treated as a tax-free return of capital will reduce a shareholder's adjusted basis in his or her shares. If, however, in addition to distributing all of its net investment income, a Fund were to distribute net realized gains which could have been offset by a capital loss carryover, such distributions would be taxable as ordinary dividend income to shareholders and the Fund would lose the benefit of the carryover. Pursuant to the requirements of the 1940 Act and other applicable laws, a notice will accompany each distribution with respect to the estimated sources of the distribution.

    In the event that a Bond Fund distributes an amount in excess of its net investment income and net realized capital gains, such distributions may have the effect of decreasing the Fund's total assets, which may increase the expense ratio.

TAXES

    Each Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") and intends to maintain its qualification thereunder. By so qualifying and by distributing all of its net investment income and net realized capital gains within the time periods specified in the Internal Revenue Code, each Fund would not be required to pay any federal income tax. Each Fund may be subject to nominal, if any, state and local taxes.

    Dividends derived from a Fund's taxable net investment income and distributions of a Fund's net short-term capital gains (including short-term gains from investment in tax-exempt obligations) are taxable to shareholders as ordinary income for federal income tax purposes, regardless of how long shareholders have held their Fund shares and whether such dividends or distributions are received in cash or reinvested in additional shares. Distributions of long-term capital gains are taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held its Fund shares and whether such distributions are received in cash or reinvested in additional shares. Dividends and distributions paid by the Bond Funds and distributions of capital gains paid by the Equity Funds do not qualify for the dividends received deduction for corporations. As a general rule, dividends paid by the Equity Funds, to the extent derived from dividends attributable to stock of certain types of U.S. corporations, will, provided certain conditions are met, qualify for the 70% dividends received deduction for corporations. Dividends and distributions may also be subject to state or local taxes.

    Any dividend or capital gains distribution received by a shareholder of a Fund will have the effect of reducing the net asset value of the shareholder's stock in that Fund by the exact amount of such dividend or distribution. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or capital gains distributions, such payment or distribution would be in part a return of the shareholder's investment to the extent of such reduction below the shareholder's cost, but nonetheless would be fully taxable at either ordinary or capital gains rates. Therefore, an investor should consider the implications of purchasing Fund shares immediately prior to a dividend or distribution record date.

    Income or gain from a Fund's investments in foreign securities may be subject to foreign withholding or other taxes. So long as more than 50% of Asia Pacific Equities, Emerging Markets Equities, European Equities, Japanese Equities and Latin America Equities' assets at the close of any taxable year consist of debt or equity securities of foreign corporations, the Fund may elect to treat any such foreign income taxes paid by it as paid directly by its shareholders. At the present time, the Funds do not anticipate that they will make this election; however, if in any year the Funds make the election, they will so notify shareholders in writing and advise shareholders of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If the Funds make the election, each shareholder will be required to include in income its proportionate share of the amount of foreign income taxes paid by the Funds and will be entitled to claim either a credit (which is subject to certain limitations), or, if the shareholder itemizes deductions, a deduction for its share of the foreign income taxes in computing federal income tax liability.

    Certain of the Equity Funds may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long a Fund holds its investment. In addition, a Fund may be subject to income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains were distributed to the Fund's shareholders.

    As a general rule, a shareholder's gain or loss on a sale or redemption of Fund shares will be a long-term capital gain or loss if the shareholder has held his or her Fund shares for more than one-year and will be a short-term capital gain or loss if he or she has held his or her Fund shares for one year or less; provided that if a shareholder receives a capital gain dividend with respect to any share and if such share has been held by the shareholder for six months or less, then any loss on the sale or exchange of such share shall, to the extent of the capital gain dividend, be treated as a long-term capital loss. An exchange of shares is treated for federal income tax purposes as a redemption of shares given in exchange by the shareholder.

    For redemptions made after July 28, 1997, net capital gains are subject to a maximum tax rate of 20%, so long as the shares were held for more than eighteen
(18) months. Shares held no more than eighteen months but more than one year, are subject to a tax at a maximum rate of 20%.

    Dividends to shareholders who are non-resident aliens may be subject to a 30% United States withholding tax under provisions of the Internal Revenue Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Non-resident shareholders should consult their own tax advisers.

    Shareholders are notified annually of the federal tax status of dividends and any distributions. To avoid being subject to a 31% federal backup withholding on dividends, distributions and redemption payments, shareholders must furnish the Fund with their correct taxpayer identification number. Shareholders should consult their own tax advisers with respect to the applicability of state, local, estate and gift taxes and non-U.S. taxes to their investment in a Fund.


                            PERFORMANCE INFORMATION

    From time to time, a Bond Fund may publish its 30-day "yield." The yield of a Bond Fund refers to the income generated by an investment in the Fund over the 30-day period identified in the publication, and is computed by dividing the net investment income per share earned by the Fund during the period of computation by the maximum public offering price per share on the last day of the period. The income is "annualized" by assuming that the amount of income is generated each month over a one-year period and is compounded semiannually. The annualized income is then shown as a percentage of the maximum public offering price. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in a Bond Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

    From time to time, an Equity Fund or Bond Fund may quote its "total return" in publications. The total return of a Fund is based on historical earnings and is not intended to indicate future performance. The "average annual total return" of a Fund refers to a figure reflecting the average annualized percentage increase (or decrease) in the value of an initial investment in the Fund of $1,000 over the life of the Fund. Average annual total return reflects all income earned by the Fund, any appreciation or depreciation of the Fund's assets, and all expenses incurred by the Fund for the period. It also assumes reinvestment of all dividends and distributions paid by the Fund. In addition to the foregoing, a Fund may publish its total return over different periods of time by means of aggregate average, and year-by-year or other types of total return figures. The Funds' total return calculation will be calculated from the inception date of their predecessor limited partnerships, if applicable.

    From time to time Money Market may advertise its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of Money Market refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. For the seven days ended April 30, 1997, the yield and effective yield of Money Market were 5.20% and 5.34%, respectively. Past performance is no guarantee of future results.

    Comparative performance information may be used from time to time in publishing information about the Company's shares, including data from Lipper Analytical Services, Inc., CDA Technologies, Inc. or similar independent services which monitor the performance of mutual funds or with other appropriate indexes of investment securities. The performance information may also include evaluations of the Funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Money and The Wall Street Journal. The Funds may also compare their performance to that of recognized broad-based securities markets indices including the Standard & Poor's 500 Stock Index, the Russell 2000 Stock Index, or more narrowly-based indices which reflect the market sectors in which a Fund invests.

                              GENERAL INFORMATION

ORGANIZATION, SHARES AND VOTING RIGHTS

    The Company was incorporated as a Maryland corporation on September 15, 1992 and is registered with the Securities and Exchange Commission as an open-end, management investment company. The Company has acknowledged that the name "TCW" is owned by The TCW Group, Inc. ("TCW"), the parent of the Adviser. The Company has agreed to change its name and the name of the Funds at the request of TCW if any advisory agreement into which TCW or any of its affiliates and the Company may enter is terminated.

    Shares of each Fund are of a single class with each share representing an equal proportionate share in the assets, liabilities, income and expenses of the Fund and having the same rights as any other share of the Fund. All shares issued will be fully paid and nonassessable and will have no preemptive or conversion rights. Each share has one vote and fractional shares have fractional votes. As a Maryland corporation, the Company is not required to hold an annual shareholder meeting in any year in which the selection of directors is not required to be acted on under the 1940 Act. Shareholder approval will be sought only for certain changes in the operation of the Funds and for the election of directors under certain circumstances. Directors may be removed by a majority of all votes entitled to be cast by shareholders at a meeting. A special meeting of the shareholders will be called to elect or remove directors if requested by the holders of ten percent of the Company's outstanding shares.
All shareholders of the Funds will vote together with all other shareholders of the Funds and with all shareholders of all other funds that the Company may form in the future on all matters affecting the Company, including the election or removal of directors. For matters where the interests of separate Funds are not identical, the matter will be voted on separately by each affected Fund. For matters affecting only one Fund, only the shareholders of that Fund will be entitled to vote thereon. Voting is not cumulative. Upon request in writing by ten or more shareholders who have been shareholders of record for at least six months and hold at least the lesser of shares having a net asset value of $25,000 or one percent of all outstanding shares, the Company will provide the requesting shareholders either access to the names and addresses of all shareholders of record or information as to the approximate number of shareholders of record and the approximate cost of mailing any proposed communication to them. If the Company elects the latter procedure, and the requesting shareholders tender material for mailing together with the reasonable expenses of the mailing, the Company will either mail the material as requested or submit the material to the Securities and Exchange Commission for a determination that the mailing of the material would be inappropriate.

CODE OF ETHICS

    The Adviser is subject to a Code of Ethics with respect to investment transactions in which the Adviser's officers, directors and certain other persons have a beneficial interest to avoid any actual or potential conflict or abuse of their fiduciary position. The Code of Ethics contains several restrictions and procedures designed to eliminate conflicts of interest including: (a) pre-clearance of personal investment transactions to ensure that personal transactions by employees are not being conducted at the same time as the Adviser's clients; (b) quarterly reporting of personal securities transactions; (c) a prohibition against personally acquiring securities in an initial public offering, entering into uncovered short sales and writing uncovered options; (d) a seven day "black out period" prior or subsequent to a Fund transaction during which portfolio managers are prohibited from making certain transactions in securities which are being purchased or sold by a client of such manager; (e) a prohibition, with respect to certain investment personnel, from profiting in the purchase and sale, or sale and purchase, of the same (or equivalent) securities within 60 calendar days; and (f) a prohibition against acquiring any security which is subject to firm wide or, if applicable, a department restriction of the Adviser. The Code of Ethics provides that exemptive relief may be given from certain of its requirements, upon application. The Adviser's Code of Ethics complies with regulatory requirements and, insofar as it relates to persons associated with registered investment companies, the Report of the Advisory Group on Personal Investing of the Investment Company Institute.

TRANSFER AGENT AND CUSTODIANS

    DST Systems, Inc., P.O. Box 419951, Kansas City, MO 64141-6951, serves as transfer agent for the Fund. The BNY Western Trust Company, 700 South Flower Street, Suite 200, Los Angeles, California 90017, serves as custodian for the Fund. Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004; Morgan Guaranty Trust Company, 60 Wall Street, New York, New York 10260; and The Bank of New York, 90 Washington Street, New York, New York 10286 act as limited custodians under the terms of certain repurchase and futures agreements.

INDEPENDENT AUDITORS

    Deloitte & Touche LLP, 1000 Wilshire Boulevard, Los Angeles, California
90017.

LEGAL COUNSEL

    O'Melveny & Myers LLP, 400 South Hope Street, Los Angeles, California 90071.

 REPORTS TO SHAREHOLDERS

          The fiscal year of the Company ends on October 31 of each year. The Company will send to the shareholders of each Fund on a semiannual basis financial statements for the Fund that identify the securities held by the Fund and that contain other information. An annual report, containing audited financial statements for each Fund, will be sent to shareholders of the Fund each year. In an effort to reduce expenses, the Company intends to consolidate mailings of annual and semi annual report to households having multiple accounts with the same address of record. One copy of each report will be furnished to that address. Additional reports may be requested by notifying the Company.

                                    APPENDIX

    In attempting to achieve its investment objective or objectives, a Fund may employ, among others, one or more of the strategies or securities set forth below. Detailed information concerning these strategies, their related risks and other strategies employed by the Funds is contained elsewhere in this Prospectus and the Statement of Additional Information. The Funds may, in addition, invest in other instruments (including derivative investments) or use other investment strategies that are developed or become available in the future and that are consistent with their objectives and restrictions.

STRATEGIES AVAILABLE TO ALL BOND FUNDS AND EQUITY FUNDS

    REPURCHASE AGREEMENTS. Repurchase agreements, which may be viewed as a type of secured lending by a Fund, typically involve the acquisition by a Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The repurchase agreements will provide that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be maintained in a segregated account and, with respect to United States repurchase agreements, will be marked to market daily to ensure that the full value of the collateral, as specified in the repurchase agreement, does not decrease below the repurchase price plus accrued interest. If such a decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Fund will accrue interest from the institution until the date the repurchase occurs. Although this date is deemed by each Fund to be the maturity date of a repurchase agreement, the maturities of the collateral securities are not subject to any limits and may exceed one year. Repurchase agreements maturing in more than seven days will be considered illiquid for purposes of the restriction on each Fund's investment in illiquid and restricted securities. Latin American repurchase agreements entered into by Latin America Equities are governed by local regulations and business practices that are different than those prevailing in the United States. For example, Mexican repurchase agreements are not marked to market during the term of the agreement and do not require the counterparty to add to the underlying securities if their value declines. Should a counter party to a Mexican repurchase agreement become insolvent during the term of the repurchase agreement, the Fund could suffer upon a loss the sale of the securities subject to the agreement if their value declined. Foreign repurchase agreements also entail currency risk.

STRATEGIES AVAILABLE TO ALL BOND FUNDS AND EQUITY FUNDS (EXCEPT INTERNATIONAL EQUITIES)

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. From time to time, in the ordinary course of business, any Bond Fund or Equity Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased or sold are subject to market fluctuation, and no interest or dividends accrue to the purchaser prior to the settlement date. While a Fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. At the time a Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security purchased or, if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. An increase in the percentage of a Fund's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund's net asset value. The Adviser does not believe that any Fund's net asset value or income will be adversely affected by its purchase of securities on such basis.

STRATEGIES AVAILABLE TO ALL BOND FUNDS AND EQUITY FUNDS (EXCEPT MID-CAP GROWTH AND INTERNATIONAL EQUITIES)

    OPTIONS. The Bond Funds and the Equity Funds (except Mid-Cap Growth) may write covered call and put options, so long as the aggregate value of the securities underlying the calls or obligations underlying the puts determined as of the date the options or puts are sold does not exceed 25% of the Fund's total assets. In addition, the Bond Funds and the Equity Funds may purchase put and call options, so long as the aggregate premiums paid on all such options which are held by the Fund at any time do not exceed 20% of the Fund's total assets.

    The Bond Funds and the Equity Funds authorized to engage in options trading expect to deal only in options that are listed on U.S. or foreign securities exchanges or are written in over-the-counter transactions ("OTC Options"). Listed options are issued or guaranteed by the exchange on which they trade or by a clearing corporation such as the Options Clearing Corporation ("OCC"). Ownership of a listed call option would give a Fund the right to buy from the OCC (in the U.S.) or other clearing corporation or exchange the underlying security or currency covered by the option at the stated exercise price (the price per unit of the underlying security or currency) by filing an exercise notice prior to the expiration date of the option. Ownership of a listed put option would give a Fund the right to sell the underlying security or currency to the OCC (in the U.S.) or other clearing corporation or exchange at the stated exercise price. OTC Options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with a Fund. With respect to OTC Options, such variables as expiration date, exercise price and premium will be agreed upon between a Fund and the transacting dealer, without the intermediation of a third party such as the OCC.

    As a writer of covered put options, a Fund incurs an obligation to buy the security (or currency) underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election (certain listed and OTC put options written by a Fund will be exercisable by the purchaser only on a specific date). A Fund will write covered put options for three purposes: (a) to receive the premiums paid by purchasers; (b) when the Adviser wishes to purchase the security underlying the option (or a security denominated in the currency underlying the option) at a price lower than its current market price, in which case it will write the covered put at an exercise price reflecting the lower purchase price sought; and
(c) to close out a long put option position.

    The Bond Funds and the Equity Funds (except Mid-Cap Growth and International Equities) are permitted to write covered call options on portfolio securities and, with respect to the Equity Funds (except Earnings Momentum, Mid-Cap Growth and International Equities) and Core Fixed Income, on the U.S. dollar and foreign currencies, in order to hedge against the decline in the value of a security or currency in which such security is denominated and to close out long call option positions. As a writer of a call option, a Fund has the obligation, upon notice of exercise of the option, to deliver the security or amount of currency underlying the option (certain listed and OTC call options written by a Fund will be exercisable by the purchaser only on a specific date). The Bond Funds and the Equity Funds may write covered call options for purposes similar to those relating to covered put options.

    The permitted Equity Funds and Core Fixed Income may also purchase and write options on currencies for hedging purposes. Each Fund may purchase listed and OTC call and put options. A Fund may purchase call options to close out a covered call position or to protect against an increase in the price of a security it anticipates purchasing or, in the case of call options on a foreign currency, to hedge against an adverse exchange rate change of the currency in which the security it anticipates purchasing is denominated vis-a-vis the currency in which the exercise price is denominated. A Fund may purchase put options on securities which it holds in its portfolio only to protect itself against a decline in the value of the security. A Fund may also purchase put options to close out written put positions in a manner similar to call option closing purchase transactions.

STRATEGIES AVAILABLE TO CORE FIXED INCOME, LONG-TERM MORTGAGE-BACKED SECURITIES, MORTGAGE-BACKED SECURITIES, MONEY MARKET AND LATIN AMERICA EQUITIES

    REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.

STRATEGIES AVAILABLE TO CORE FIXED INCOME, LONG-TERM MORTGAGE-BACKED SECURITIES AND MORTGAGE-BACKED SECURITIES

    GUARANTEED MORTGAGE-PASS THROUGH SECURITIES. Core Fixed Income, Long-Term Mortgage-Backed Securities and Mortgage-Backed Securities may invest in mortgage pass-through securities representing participation interests in pools of residential mortgage loans purchased from individual lenders by a Federal Agency or originated by private lenders and guaranteed, to the extent provided in such securities, by a Federal Agency. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semiannually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments (not necessarily in fixed amounts) that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

    The guaranteed mortgage pass-through securities in which the Funds may invest include those issued or guaranteed by GNMA, FNMA and FHLMC. GNMA certificates are direct obligations of the U.S. Government and, as such, are backed by the "full faith and credit" of the United States. FNMA is a federally chartered, privately owned corporation and FHLMC is a corporate instrumentality of the United States. FNMA and FHLMC certificates are not backed by the full faith and credit of the United States but the issuing agency or instrumentality has the right to borrow, to meet its obligations, from an existing line of credit with the U.S. Treasury. The U.S. Treasury has no legal obligation to provide such line of credit and may choose not to do so.

    Certificates for these types of mortgage-backed securities evidence an interest in a specific pool of mortgages. These certificates are, in most cases, "modified pass-through" instruments, wherein the issuing agency guarantees the payment of principal and interest on mortgages underlying the certificates, whether or not such amounts are collected by the issuer on the underlying mortgages.

    COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTICLASS PASS-THROUGH SECURITIES. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral is collectively hereinafter referred to as "Mortgage Assets"). Multiclass pass-through securities are equity interests in a trust composed of Mortgage Assets. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by Federal Agencies, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit ("REMIC"). REMICs include governmental and/or private entities that issue a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities, but unlike CMOs, which are required to be structured as debt securities, REMICs may be structured as indirect ownership interests in the underlying assets of the REMICs themselves. However, there are no effects on a Fund from investing in CMOs issued by entities that have elected to be treated as REMICs, and all future references to CMOs shall also be deemed to include REMIC.

    In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. Certain CMOs may have variable or floating interest rates and others may be Stripped Mortgage Securities.

    The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to certain of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on other mortgage-backed securities. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches are generally higher than prevailing market yields on mortgage-backed securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield on these tranches generally are more volatile. The Funds will not invest in CMO and REMIC residuals.

    PRIVATE MORTGAGE PASS-THROUGH SECURITIES. Private mortgage pass-through securities are structured similarly to the GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by United States and foreign private issuers such as originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed rate or adjustable rate mortgage loans. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of GNMA, FNMA and FHLMC, such securities generally are structured with one or more types of credit enhancement.

    Mortgage-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, those securities may contain elements of credit support, which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in a security. The Funds will not pay any fees for credit support, although the existence of credit support may increase the price of a security.

    STRIPPED MORTGAGE SECURITIES. Stripped Mortgage Securities may be issued by Federal Agencies, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped Mortgage Securities not issued by Federal Agencies will be treated by the Funds as illiquid securities so long as the staff of the Securities and Exchange Commission maintains its position that such securities are illiquid.

    Stripped Mortgage Securities usually are structured with two classes that receive different proportions of the interest and principal distribution on a pool of mortgage assets. A common type of Stripped Mortgage Security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). PO classes generate income through the accretion of the deep discount at which such securities are purchased, and, while PO classes do not receive periodic payments of interest, they receive monthly payments associated with scheduled amortization and principal prepayment from the mortgage assets underlying the PO class. The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such security's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities.

    A Fund may purchase Stripped Mortgage Securities for income, or for hedging purposes to protect the Fund's portfolio against interest rate fluctuations. For example, since an IO class will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment.

    MORTGAGE DOLLAR ROLLS. The Funds may enter into mortgage dollar rolls with a bank or a broker-dealer. A mortgage dollar roll is a transaction in which a Fund sells mortgage-related securities for immediate settlement and simultaneously purchases the same type of securities for forward settlement at a discount. While the Fund begins accruing interest on the newly purchased securities from the purchase or trade date, it is able to invest the proceeds from the sale of its previously owned securities, which will be used to pay for the new securities, in money market investments until the future settlement date. The use of mortgage dollar rolls is a speculative technique involving leverage, and is considered to be a form of borrowing by the Fund.

    ASSET-BACKED SECURITIES. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Various types of assets, primarily automobile and credit card receivables, are securitized in pass-through structures similar to mortgage pass-through structures. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans and is likely to experience substantial prepayments. As with mortgage-related securities, asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties and use similar credit enhancement techniques. The cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed or mortgage-backed securities depends on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Core Fixed Income, Long-Term Mortgage-Backed Securities and Mortgage-Backed Securities may each invest in any such instruments or variations as may be developed, to the extent consistent with its investment objectives and policies and applicable regulatory requirements.

STRATEGIES AVAILABLE TO LONG-TERM MORTGAGE-BACKED SECURITIES AND MORTGAGE-BACKED SECURITIES

    INVERSE FLOATERS. Inverse floaters constitute a class of CMOs with a coupon rate that moves inversely to a designated index, such as LIBOR or COFI. Inverse floaters have coupon rates that typically change at a multiple of the changes of the relevant index rate. Any rise in the index rate (as a consequence of an increase in interest rates) causes a drop in the coupon rate on an inverse floater while any drop in the index rate causes an increase in the coupon rate of an inverse floater. In some circumstances, the coupon on an inverse floater could decrease to zero. In addition, like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase and their average lives will extend. Inverse floaters exhibit greater price volatility than the majority of mortgage-backed securities. In addition, some inverse floaters display extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets. As described above, inverse floaters may be used alone or in tandem with interest-only stripped mortgage instruments. The Adviser believes that, notwithstanding the fact that inverse floaters exhibit price volatility, the use of inverse floaters as a component of the Fund's overall portfolio, in light of the Fund's anticipated portfolio composition in the aggregate, is compatible with the Fund's objective.

STRATEGIES AVAILABLE TO THE EQUITY FUNDS (EXCEPT EARNINGS MOMENTUM, MID-CAP GROWTH AND INTERNATIONAL EQUITIES) AND CORE FIXED INCOME

    FORWARD CURRENCY TRANSACTIONS. The Equity Funds (except Earnings Momentum, Mid-Cap Growth and International Equities) and Core Fixed Income may enter into forward currency transactions. A foreign currency forward contract involves an obligation to purchase or sell a specific currency at an agreed future date, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders. A Fund may enter into foreign currency forward contracts in order to protect against the risk that the U.S. dollar value of the Fund's dividends, interest and net realized capital gains in local currency will decline to the extent of any devaluation of the currency during the intervals between (a) (i) the time the Fund becomes entitled to receive or receives dividends, interest and realized gains or (ii) the time an investor gives notice of a requested redemption of a certain amount and (b) the time such amount(s) are converted into U.S. dollars for remittance out of the particular country or countries.

    At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

    The cost to a Fund of engaging in forward currency transactions may vary with factors such as the length of the contract period and the market conditions then prevailing.

Because forward currency transactions are usually conducted on a principal basis, no fees or commissions are involved, although the price charged in the transaction includes a dealer's markup. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a devaluation of the foreign currency in relation to the U.S. dollar, they also limit any potential gain if that foreign currency appreciates with respect to the U.S. dollar.

STRATEGIES AVAILABLE TO THE EQUITY FUNDS (EXCEPT INTERNATIONAL EQUITIES) AND HIGH YIELD BOND

    CONVERTIBLE SECURITIES. The Equity Funds (except International Equities) and High Yield Bond Fund may invest directly in convertible securities, bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a prescribed amount of common or preferred stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the securities worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

    To the extent that a convertible securities investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income securities (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, may sell at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege.) At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

STRATEGIES AVAILABLE TO CONVERTIBLE SECURITIES

    SHORT SALES AGAINST THE BOX. The Convertible Securities Fund may from time to time make short sales of securities it owns or has the right to acquire through conversion or exchange of other securities it owns. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. In a short sale, the Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. The Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss.

    To secure its obligation to deliver the securities sold short, the Fund will deposit in a separate escrow account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund may close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund may want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short. However, the Fund will not purchase and deliver new securities to satisfy its short order if such purchase and sale would cause the Fund to violate any test imposed by the Internal Revenue Code as to regulated investment companies.

    The Fund may make a short sale in order to hedge against market risks when the Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. However, to the extent that in a generally rising market the Fund maintains short positions in securities rising with the market, the net asset value of the Fund would be expected to increase to a lesser extent than the net asset value of an investment company that does not engage in short sales. The Fund may also make a short sale when it does not want to sell the security it owns, because, among other reasons, it wishes to defer recognition of gain or loss for Federal income tax purposes. In such case, any future losses in the Fund's long position should be reduced by a gain in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment value or conversion premiums. Additionally, the Fund may use short sales when it is determined that a convertible security can be bought at a small conversion premium and has a yield advantage relative to the underlying common stock sold short. The potential risk in this strategy is the possible loss of any premium over conversion value in the convertible security at the time of purchase. The purpose of this strategy is to produce income from the yield advantage and to provide the potential for a gain should the conversion premium increase.

STRATEGIES AVAILABLE TO CONVERTIBLE SECURITIES, MID-CAP GROWTH, VALUE OPPORTUNITIES, LATIN AMERICA EQUITIES AND EMERGING MARKETS EQUITIES

    Lending of Portfolio Securities. The Latin America Equities, Emerging Markets Equities, Convertible Securities, Mid-Cap Growth and Value Opportunities Funds may, consistent with applicable regulatory requirements, lend their portfolio securities to brokers, dealers and other financial institutions, provided such loans are callable at any time by the Funds (subject to the notice provisions described below), and are at all times secured by cash, bank letters of credit, other money market instruments rated A-1, P-1 or the equivalent or securities of the United States Government (or its agencies or instrumentalities), which are maintained in a segregated account and that are equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the Funds continue to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. A Fund will not lend more than 25% of the value of its total assets (10% with respect to Mid-Cap Growth). A loan may be terminated by the borrower on one business day's notice, or by a Fund on two business day's notice. If the borrower fails to deliver the loaned securities within two days after receipt of notice, the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially. However, loans of portfolio securities will only be made to firms deemed by the Adviser to be creditworthy. Upon termination of the loan, the borrower is required to return the securities to the Funds. Any gain or loss in the market place during the loan period would inure to the Fund.

    When voting or consent rights which accompany loaned securities pass to the borrower, the Fund will call the loaned securities, to be delivered within one day after notice, to permit the Fund to vote the securities if the matters involved would have a material effect on the Fund's investment in such loaned securities. A Fund will pay reasonable finder's, administrative and custodian fees in connection with a loan of securities.

STRATEGIES AVAILABLE TO ASIA PACIFIC EQUITIES, LATIN AMERICA EQUITIES AND EMERGING MARKETS EQUITIES

    INVESTMENT IN OTHER INVESTMENT VEHICLES. Investment in other investment companies or similar investment vehicles may be the sole or most practical means by which a Fund can participate in certain Latin American, Asian and other emerging securities markets or invest in particular industries within those markets. Some of these investment vehicles may be closed-end investment companies which may trade at a discount from their net asset value. Such investments may involve the payment of substantial premiums above the value of such issuers' portfolio securities, and are subject to limitations under the 1940 Act (see below) and market availability. There can be no assurance that vehicles or funds for investing in certain Latin American, Asian and other Emerging Markets Equities countries will be available for investment, particularly in the early stages of the Fund's operations. In addition, special tax considerations may apply. The Funds do not intend to invest in such vehicles or funds unless, in the judgment of the Adviser, the potential benefits of such investment justify the payment of any applicable premium or sales charges. As a shareholder in an investment company, the Funds would bear their ratable share of that investment company's expenses, including its advisory and administration fees. At the same time the Fund would continue to pay their own management and advisory fees and other expenses. Under the 1940 Act, the Funds generally may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its total assets in any one investment company, as long as that investment does not represent more than 3% of the voting stock of the acquired investment company at the time such shares are purchased.

    INVESTMENT FOR THE PURPOSE OF ACQUIRING CONTROL. The Asia Pacific Equities, Latin America Equities and Emerging Markets Equities Funds may acquire the securities of wholly-owned subsidiaries in order to facilitate investing in the securities of certain foreign issuers. The tax laws of certain countries impose a capital gains tax on profits derived from securities dispositions. Certain of these countries have double taxation treaties whereby residents of one country are exempt from taxation on their investments in the securities of issuers in another country. The Funds intend to establish wholly-owned subsidiaries in certain foreign countries to take advantage of these double taxation treaties in order to avoid the imposition of various taxes, including capital gains taxes.

 PRO FORMA PORTFOLIO COMPOSITION OF HIGH YIELD BOND AND CONVERTIBLE SECURITIES FUNDS

    The table below reflects the portfolio composition by quality rating category of High Yield Bond's and convertible securities on April 30, 1997 as a percentage of total assets. Other assets may include cash and cash equivalents and equity securities. The allocations in the table are not necessarily representative of the composition of the Fund's portfolio at other times. Portfolio composition is likely to change over time.


                                HIGH YIELD BOND
                                ---------------

RATINGS CATEGORY:     MOODY'S        S&P
----------------      -------        ---

Aaa/AAA               0%            0%
Aa/AA                 0             0
A/A                   0.6           0.6
Baa/BBB               0.6           1.3
Ba/BB                27.3          29.9
B/B                  65.3          62.5
Caa/CCC               1.0           0.4
Ca/CC                 0.5           0
D/D                   0             0.3
NR/NR                 4.7           5.0
                      ----         ----
 TOTAL                100%         100%


                             CONVERTIBLE SECURITIES
                             ----------------------

RATINGS CATEGORY:     MOODY'S        S&P
----------------      -------        ---

Aaa/AAA               3.3%           0%
Aa/AA                 2.2            8.2
A/A                  18.7           25.6
Baa/BBB              14.6           12.2
Ba/BB                14.3            8.6
B/B                  36.7           29.5
Caa/CCC               0.9            2.4
Ca/CC                 0              0
D/D                   0              0
NR/NR                 9.3           13.5
                      ----          ----
 TOTAL                100%          100%

EMERGING MARKET COUNTRY DESIGNATION

     Presently, there are approximately 170 countries considered to be Emerging Market Countries by the International Finance Corporation, a member of the World Bank Group, approximately 40 of which currently have established securities markets. The following is a list of countries not included within the World Bank definition of an Emerging Market Country:

               Belgium                   Luxembourg
               Ireland                   Austria
               Spain                     France
               Israel                    Iceland
               Hong Kong                 Germany
               Singapore                 Denmark
               New Zealand               United States
               Australia                 Sweden
               The United Kingdom        Finland
               Italy                     Norway
               The Netherlands           Japan
               Kuwait                    Switzerland
               Canada

DESCRIPTION OF S&P AND MOODY'S RATINGS

S&P

   AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

   AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

   A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

   BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

   Fixed income securities rated AAA, AA, A and BBB are considered investment grade.

   BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- Rating.

   B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

   CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

   CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

   C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

   CI - The rating CI is reserved for income bonds on which no interest is being paid.

   D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

   PLUS (+) or MINUS (-) - The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

MOODY'S

   Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

   A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

   Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured, interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Fixed income securities which are rated Aaa, Aa, A and Baa are considered investment grade.

   Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

   Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                               GRAPHICS APPENDIX

Performance graph on page 21 compares the performance of the Galileo Core Fixed Income Fund since inception of predecessor limited partnership (January 1, 1990) through April 30, 1997 to that of the Lehman Brothers Aggregate Bond and Salomon Brothers Broad Based Bond Indexes using a minimum initial investment of $250,000. At October 31, 1996 and April 30, 1997, the value of an investment in the Fund would have been $406,649 and $413,190 compared to $440,432 and $448,122 for the Lehman Brothers Aggregate Bond Index and $442,913 and $450,326 for the Salomon Broad Index. The Fund's average annualized total return is 6.6% (1 year), 6.2% (3 years), 6.1% (5 years) and 7.1% (since inception).

Performance graph on page 22 compares the performance of the Galileo High Yield Fund since inception of predecessor limited partnership (February 1, 1989) through April 30, 1997 to that of the Salomon Brothers High Yield Cash Pay Index using a minimum initial investment of $250,000. At October 31, 1996 and April 30, 1997, the value of an investment in the Fund would have been $562,805 and $592,290 compared to $558,977 and $587,390, respectively, for an investment in the index. The Fund's average annualized total return is 11.6% (1 year), 10.8% (3 years), 10.6% (5 years) and 11.0% (since inception).

Performance graph on page 23 compares the performance of the Galileo Mortgage-Backed Securities Fund since of inception of predecessor limited partnership (February 1, 1990) through April 30, 1997 to that of the Salomon Brothers One Year U.S. Treasury Bill Index using a minimum initial investment of $250,000. At October 31, 1996 and April 30, 1997, the value of an investment in the Fund would have been $397,172 and $409,195 compared to $373,334 and $383,130, respectively, for an investment in the index. The Fund's average annualized total return is 7.4% (1 year), 7.2% (3 years), 5.8% (5 years) and 7.0% (since inception).

Performance graph on page 24 compares the performance of the Galileo Long-Term Mortgage-Backed Securities Fund since inception of predecessor limited partnership (June 18, 1993) through April 30, 1997 to that of the Lehman Brothers Mortgage-Backed Securities Index using a minimum initial investment of $250,000. At October 31, 1996 and April 30, 1997, the value of an investment in the Fund would have been $304,814 and $313,625 compared to $305,596 and $320,145, respectively, for an investment in the index. The Fund's average annualized total return is 12.2% (1 year), 9.5% (3 years) and 6.6% (since inception).

Performance graph on page 25 compares the performance of the Galileo Core Equity Fund since inception of predecessor limited partnership (July 1, 1991) through April 30, 1997, to that of the S&P 500 Index using a minimum initial investment of $250,000. At October 31, 1996 and April 30, 1997, the value of an investment in the Fund would have been $534,639 and $569,212 compared to $549,783 and $630,579, respectively, for an investment in the index. The Fund's average annualized total return is 11.2% (1 year), 14.0% (3 years), 14.5% (5 years) and 18.1% (since inception).

Performance graph on page 26 compares the performance of the Galileo Earnings Momentum Fund since inception of predecessor limited partnership (May 1, 1993) through April 30, 1997 to that of the Russell 2000 Index using a minimum initial investment of $250,000. At October 31, 1996 and April 30, 1997, the value of an investment in the Fund would have been $402,953 and $331,086 compared to $398,406 and $409,432, respectively, for an investment in the index. The Fund's average annualized total return is (27.7)% (1 year), 3.4% (3 years) and 7.3% (since inception).

Performance graph on page 27 compares the performance of the Galileo Mid-Cap Growth Fund since inception of predecessor limited partnership (November 1, 1994) through April 30, 1997 to that of the S&P 400 Mid Cap Index using a minimum initial investment of $250,000. At October 31, 1996 and April 30, 1997, the value of an investment in the Fund would have been $479,777 and $378,463 compared to $355,581 and $380,097, respectively for an investment in the index. The Fund's average annualized total return is (24.5)% (1 year) and 18.0% (since inception).

Performance graph on page 28 compares the performance of the Galileo Small Cap Growth Fund since inception of predecessor limited partnership (December 1, 1989) through April 30, 1997 to that of the Russell 2000 Index using a minimum initial investment of $250,000. At October 31, 1996 and April 30, 1997 the value of an investment in the Fund would have been $901,671 and $710,418 compared to $569,047 and $580,383, respectively, for an investment in the index. The Fund's average annualized total return is (27.3)% (1 year), 16.9% (3 years), 15.2% (5 years) and 15.1% (since inception).

Performance graph on page 29 compares the performance of the Galileo Asia Pacific Equities Fund since inception of predecessor limited partnership (April 1, 1993) through April 30, 1997 to that of the Morgan Stanley Combined Far East Ex Japan Free Investable Index using a minimum initial investment of $250,000. At October 31, 1996 and April 30, 1997, the value of an investment in the Fund would have been $435,478 and $454,936 compared to $405,823 and $402,760, respectively, for an investment in the index. The Fund's average annualized total return is 0.5% (1 year), 4.6% (3 years) and 15.8% (since inception).

Performance graph on page 30 compares the performance of the Galileo Emerging Markets Equities Fund since inception of predecessor limited partnership (June 1, 1993) through April 30, 1997 to that of the International Finance Corporation ("IFC") Emerging Markets Equities Composite Global Total Return Index using a minimum initial investment of $250,000. At October 31, 1996 and April 30, 1997, the value of an investment in the Fund would have been $312,254 and $358,228 compared to $348,051 and $381,988, respectively, for an investment in the index. The Fund's average annualized total return is 10.5% (1 year), (2.5)% (3 years) and 9.6% (since inception).

Performance graph on page 31 compares the performance of the Galileo Latin America Equities Fund since inception of predecessor limited partnership (July 1, 1991) through April 30, 1997 to that of the IFC Latin America Investable Index using a minimum initial investment of $250,000. At October 31, 1996 and April 30, 1997, the value of an investment in the Fund would have been $414,966 and $543,669 compared to $518,776 and $641,609, respectively, for an investment in the index. The Fund's average annualized total return is 33.6% (1 year), (3.0)% (3 years), 6.6% (5 years) and 14.2% (since inception).

                                     PART B
                            TCW GALILEO FUNDS, INC.
                     865 SOUTH FIGUEROA STREET, SUITE 1800
                         LOS ANGELES, CALIFORNIA  90017
                                 (800) FUND TCW

                               THE GALILEO FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION
                                NOVEMBER 1, 1997

                       _________________________________


    This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus dated the same date which describes TCW Galileo Money Market Fund, TCW Galileo Core Fixed Income Fund, TCW Galileo High Yield Bond Fund, TCW Galileo Long-Term Mortgage-Backed Securities Fund, TCW Galileo Mortgage-Backed Securities Fund, TCW Galileo Convertible Securities Fund, TCW Galileo Core Equity Fund, TCW Earnings Momentum Fund, TCW Mid-Cap Growth Fund, TCW Galileo Small Cap Growth Fund, TCW Galileo Value Opportunities Fund, TCW Galileo Asia Pacific Equities Fund, TCW Galileo Emerging Markets Equities Fund, TCW Galileo European Equities Fund, TCW Galileo International Equities Fund, TCW Galileo Japanese Equities Fund and TCW Galileo Latin America Equities Fund. This Statement of Additional Information should be read in conjunction with the Prospectus. A Prospectus may be obtained without charge by writing TCW Galileo Funds, Inc., Attention: Shareholder Relations Department, 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017 or by calling the Company's Shareholder Relations Department at (800) FUND TCW. This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.

                               TABLE OF CONTENTS

                                                                   Page
                                                                   ----


GENERAL INFORMATION...............................................  B-3

INVESTMENT PRACTICES..............................................  B-4
  (See the Appendix to the Prospectus)

RISK FACTORS......................................................  B-15
  (See "Risk Considerations" in the Prospectus)

INVESTMENT RESTRICTIONS...........................................  B-22

DIRECTORS AND OFFICERS OF THE COMPANY.............................  B-26

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS...................  B-30

DETERMINATION OF NET ASSET VALUE..................................  B-33
  (See "Net Asset Value" in the Prospectus)

HOW TO BUY AND REDEEM SHARES......................................  B-33
  (See "Purchase of Shares" and "Redemption
   and Exchange of Shares" in the Prospectus)

HOW TO EXCHANGE SHARES............................................  B-33
  (See "Redemption and Exchange of Shares" in the Prospectus)

EXCHANGES-IN-KIND.................................................  B-34

DISTRIBUTIONS AND TAXES...........................................  B-34
  (See "Dividends, Distributions and Taxes" in the Prospectus)

INVESTMENT RESULTS................................................  B-38
  (See "Performance Information" in the Prospectus)

FINANCIAL STATEMENTS..............................................  B-42

                              GENERAL INFORMATION

    As of September 30, 1997, the following shareholders owned of record 5% or more (but less than 25%) of the outstanding shares of the following Funds: CORE FIXED INCOME -- Greater Los Angeles Zoo Association (7.6%), TCW Profit Sharing & Savings Plan (9.2%), Mead Foundation (20.3%), Barbara Pruitt Trust (7.9%); Marlene Foskett Trust (7.9%), Janice Miller (5.3%) and Doheny Eye Institute (5.7%); HIGH YIELD BOND --Genesee County Employees Retirement System (18.6%), TCW Capital Investment Corporation (12.0%); and G. Collins (5.4%); LONG-TERM MORTGAGE-BACKED SECURITIES --St. Vincents Medical Center Foundation (6.7%), Hep & Co. (10.1%), Mac & Co. GCMF 8563392, Mellon Bank, NA (16.5%), Mac & Co. FSPF 8631262, Mellon Bank, NA (15.3%), and Bost & Co., CWCF 0012002 (21.2%) and The
TCW Group Inc. (15.6%) and Jeffries and Company Inc. (13.8%); MORTGAGE-BACKED SECURITIES -- St. Vincents Medical Center Foundation (7.0%), The TCW Group, Inc. (15.6%), and Jeffries and Company Inc. (13.8%); ASIA PACIFIC EQUITIES -- Sobrato 1979 Revocable Trust (7.4%), Three-M Operating Subsidiary Ltd. (13.2%), and TCW Profit Sharing & Savings Plan (5.0%); EMERGING MARKETS EQUITIES -- Duke Endowment Trust (20.2%)and Mac & Co. 861-5202, Mellon Bank, NA (20.3%); LATIN AMERICA EQUITIES -- TCW Profit Sharing and Savings Plan (5.0%); CORE EQUITY -- Duke Endowment Trust (7.9%) and The Salk Institute (5.3%); SMALL CAP GROWTH -- TCW Capital Investment Corp (6.6%), Mac & Co. GCMF 8563402, Mellon Bank, NA (6.1%), Mac & Co. FSPF 8631272, Mellon Bank, NA (5.9%) and Salem Hospital Retirement Plan (8.0%); MID CAP GROWTH -- Duke Endowment Trust (21.0%); EARNINGS MOMENTUM -- TCW Capital Investment Corp. (8.9%) and State Street Bank and Trust Co. TTE Goldman Sachs Pension Plan (15.8%) and CONVERTIBLE SECURITIES --Kresge Foundation (14.5%), Buck Foundation (7.4%), William & Charlene Nored (5.6%), Transition Zone Horticultural Institute (7.8%), B.F. Foundation (12.8%) and The Rose Hills Foundation (12.5%). All communications to these shareholders can be addressed to TCW Funds Management, Inc, 865 South Figueroa Street, 18th Floor, Los Angeles, California, 90017, Attention: Shareholder Relations Department.

    As of September 30, 1997, Ministers and Missionaries Benefit Board owned 71.1% of the outstanding shares of Latin American Equities; Duke Endowment Trust owned 30.2% of the outstanding shares of Earnings Momentum; and Saxon & Co. FBO PNC owned 40.8% of the outstanding shares of Money Market. As a result of these holdings, each of these entities may be considered a "control person" as defined in the Investment Company Act of 1940 with respect to the Fund in which it invests. All communications to these shareholders can be addressed to TCW Funds Management, Inc., 865 South Figueroa Street, 18th Floor, Los Angeles, California 90017, Attention: Shareholder Relations Department.

                              INVESTMENT PRACTICES

STRATEGIES AVAILABLE TO ALL FUNDS

    MONEY MARKET INSTRUMENTS. All Funds may invest in money market instruments, although the Bond Funds and Equity Funds may do so for defensive or temporary purposes only. These instruments are limited to:

         U.S. Government Securities.  Obligations issued or guaranteed as to
         --------------------------
    principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes and bonds;

         Bank Obligations.
         ----------------

              (Bond Funds and Equity Funds) Obligations (including certificates of deposit, bankers' acceptances, commercial paper (see below) and other debt obligations of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except as permitted below.

              (Money Market) U.S. dollar denominated instruments issued or guaranteed by the 50 largest bank holding companies in the United States, in terms of total assets, their subsidiaries and their London branches. Such bank obligations may be general obligations of the parent bank holding company or may be limited to the issuing entity by the terms of the specific obligation or by government regulation;

         Eurodollar Certificates of Deposit.  (Bond Funds and Equity Funds)
         ----------------------------------
    Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more (investments in Eurodollar certificates may be affected by changes in currency rates or exchange control regulations, or changes in governmental administration or economic or monetary policy in the United States and abroad);

         Obligations of Savings Institutions.  (Bond Funds and Equity Funds)
         -----------------------------------
    Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more (investments in savings institutions above $100,000 in principal amount are not protected by federal deposit insurance);

         Fully Insured Certificates of Deposit.  (Bond Funds and Equity Funds)
         -------------------------------------
    Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the Federal Deposit Insurance Corporation), limited to $100,000 principal amount per certificate and to 15% or less of the Fund's total assets in all such obligations and in all illiquid assets, in the aggregate;

         Commercial Paper.  The Bond Funds and the Equity Funds may purchase
         ----------------
    commercial paper rated within the two highest grades by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by a company having an outstanding debt issue rated at least AAA by S&P's or Aaa by Moody's. Money Market may purchase commercial paper rated the highest grade by S&P or Moody's, or, if not rated, issued by a company which has an outstanding debt issue which the Adviser determines to be of comparable quality;

         World Bank Securities.  (Money Market)  Obligations of the
         ---------------------
    International Bank for Reconstruction and Development, also known as the World Bank (these obligations are supported by subscribed but unpaid commitments of member countries, and there is no assurance that these commitments will be undertaken or complied with in the future.

         Money Market Mutual Funds.  (Bond Funds and Equity Funds)  Shares of
         -------------------------
    United States money market investment companies not affiliated with the Adviser, subject to applicable legal restrictions and the Adviser's determination that such investments are beneficial to the relevant Fund and appropriate in view of such considerations as yield (taking into account the advisory fees and expenses of the money market fund), quality and liquidity.

STRATEGIES AVAILABLE TO ALL BOND FUNDS AND EQUITY FUNDS (EXCEPT INTERNATIONAL EQUITIES)

    WHEN, AS AND IF ISSUED SECURITIES. The Bond Funds and the Equity Funds (except International Equities) may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization, leveraged buyout or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio of the Fund until the Adviser determines that issuance of the security is probable. At such time, the Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At such time, the Fund will also establish a segregated account with its custodian bank in which it will continuously maintain cash or U.S. Government Securities or other liquid portfolio securities equal in value to recognized commitments for such securities. Settlement of the trade will ordinarily occur within three Business Days (as defined in the Prospectus under "Purchase of Shares") of the occurrence of the subsequent event. Once a segregated account has been established, if the anticipated event does not occur and the securities are not issued, the Fund will have lost an investment opportunity. Each Fund may purchase securities on such basis without limit. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value. The Adviser does not believe that the net asset value of the Fund will be adversely affected by its purchase of securities on such basis. Each Fund may also sell securities on a "when, as and if issued" basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Fund at the time of the sale.

STRATEGIES AVAILABLE TO ALL BOND FUNDS AND EQUITY FUNDS (EXCEPT MID-CAP GROWTH AND INTERNATIONAL EQUITIES)

    OPTIONS. The Bond Funds and the Equity Funds (except Mid-Cap Growth and International Equities) may purchase and write (sell) call and put options as described in the Prospectus Appendix, including options listed on U.S. or foreign securities exchanges or written in over-the-counter transactions ("OTC Options").

    Exchange-listed options are issued by the Options Clearing Corporation ("OCC") (in the U.S.) or other clearing corporation or exchange which assures that all transactions in such options are properly executed. OTC Options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with a Fund. With OTC Options, such variables as expiration date, exercise price and premium will be agreed upon between a Fund and the transacting dealer, without the intermediation of a third party such as the OCC. If the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, a Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. Each Fund will engage in OTC Option transactions only with brokers or financial institutions deemed creditworthy by the Fund's management.

    COVERED CALL WRITING. The Bond Funds and the Equity Funds (except Mid-Cap Growth and International Equities) are permitted to write covered call options on securities and (for the Equity Funds, except Mid-Cap Growth and International Equities and, for the Bond Funds, Core Fixed Income) on the U.S. Dollar and foreign currencies. Generally, a call option is "covered" if a Fund owns, or has the right to acquire, without additional cash consideration (or for additional cash consideration held for the Fund by its custodian in a segregated account) the underlying security (currency) subject to the option except that in the case of call options on U.S. Treasury bills, a Fund might own U.S. Treasury bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the exercise price and a maturity date no later than that of the security (currency) deliverable under the call option. A call option is also covered if a Fund holds a call on the same security as the underlying security (currency) of the written option, where the exercise price of the call used for coverage is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the marked to market difference is maintained by a Fund in cash, U.S. Government Securities or other liquid portfolio securities which a Fund holds in a segregated account maintained with its custodian.

    The writer of an option receives from the purchaser, in return for a call it has written, a "premium"; i.e., the price of the option. Receipt of these premiums may better enable a Fund to earn a higher level of current income than it would earn from holding the underlying securities (currencies) alone. Moreover, the premium received will offset a portion of the potential loss incurred by the Fund if the securities (currencies) underlying the option are ultimately sold (exchanged) by the Fund at a loss. Furthermore, a premium received on a call written on a foreign currency will ameliorate any potential loss of value on the portfolio security due to a decline in the value of the currency.

    However, during the option period, the covered call writer has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security (or the exchange rate of the currency in which it is denominated) increase, but has retained the risk of loss should the price of the underlying security (or the exchange rate of the currency in which it is denominated) decline. The premium received will fluctuate with varying economic market conditions. If the market value of the portfolio securities (or the currencies in which they are denominated) upon which call options have been written increases, a Fund may receive a lower total return from the portion of its portfolio upon which calls have been written than it would have had such calls not been written.

    As regards listed options and certain OTC Options, during the option period, a Fund may be required, at any time, to deliver the underlying security (currency) against payment of the exercise price on any calls it has written (exercise of certain listed and OTC Options may be limited to specific expiration dates). This obligation is terminated upon the expiration of the option period or at such earlier time when the writer effects a closing purchase transaction. A closing purchase transaction is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction.

    Closing purchase transactions are ordinarily effected to realize a profit on an outstanding call option, to prevent an underlying security (currency) from being called, to permit the sale of an underlying security (or the exchange of the underlying currency) or to enable a Fund to write another call option on the underlying security (currency) with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be wholly or partially offset by unrealized appreciation in the market value of the underlying security (currency). Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part or exceeded by a decline in the market value of the underlying security (currency).

    If a call option expires unexercised, a Fund realizes a gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security (currency) during the option period. If a call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security (currency) equal to the difference between the purchase price of the underlying security (currency) and the proceeds of the sale of the security (currency) plus the premium received on the option less the commission paid.

    COVERED PUT WRITING. As a writer of a covered put option, a Fund incurs an obligation to buy the security underlying the option from the purchaser of the put, at the option's exercise price at any time during the option period, at the purchaser's election (certain listed and OTC put options written by a Fund will be exercisable by the purchaser only on a specific date). A put is "covered" if, at all times, the Fund maintains, in a segregated account maintained on its behalf at the Fund's custodian, cash, U.S. Government Securities or other liquid portfolio securities in an amount equal to at least the exercise price of the option, at all times during the option period. Similarly, a short put position could be covered by the Fund by its purchase of a put option on the same security (currency) as the underlying security of the written option, where the exercise price of the purchased option is equal to or more than the exercise price of the put written or less than the exercise price of the put written if the marked to market difference is maintained by the Fund in cash, U.S. Government Securities or other liquid portfolio securities which the Fund holds in a segregated account maintained at its custodian. In writing puts, a Fund assumes the risk of loss should the market value of the underlying security (currency) decline below the exercise price of the option (any loss being decreased by the receipt of the premium on the option written). In the case of listed options, during the option period, the Fund may be required, at any time, to make payment of the exercise price against delivery of the underlying security (currency). The operation of and limitations on covered put options in other respects are substantially identical to those of call options.

    The Funds will write put options for three purposes: (a) to receive the income derived from the premiums paid by purchasers; (b) when the Adviser wishes to purchase the security (or a security denominated in the currency underlying the option) underlying the option at a price lower than its current market price, in which case it will write the covered put at an exercise price reflecting the lower purchase price sought; and (c) to close out a long put option position. The potential gain on a covered put option is limited to the premium received on the option (less the commissions paid on the transaction) while the potential loss equals the differences between the exercise price of the option and the current market price of the underlying securities (currencies) when the put is exercised, offset by the premium received (less the commissions paid on the transaction).

    PURCHASING CALL AND PUT OPTIONS. A Fund may purchase a call option in order to close out a covered call position (see "Covered Call Writing" above), to protect against an increase in price of a security it anticipates purchasing or, in the case of a call option on foreign currency, to hedge against an adverse exchange rate move of the currency in which the security it anticipates purchasing is denominated vis-a-vis the currency in which the exercise price is denominated. The purchase of the call option to effect a closing transaction on a call written over-the-counter may be a listed or an OTC Option. In either case, the call purchased is likely to be on the same securities (currencies) and have the same terms as the written option. If purchased over-the-counter, the option would generally be acquired from the dealer or financial institution which purchased the call written by the Fund.

    A Fund may purchase put options on securities or currencies which it holds in its portfolio to protect itself against a decline in the value of the security and to close out written put option positions. If the value of the underlying security or currency were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Fund would incur no additional loss. In addition, a Fund may sell a put option which it has previously purchased prior to the sale of the securities (currencies) underlying such option. Such a sale would result in a net gain or loss depending whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold. Such gain or loss could be offset in whole or in part by a change in the market value of the underlying security (currency). If a put option purchased by a Fund expired without being sold or exercised, the premium would be lost.

    OPTIONS ON TREASURY BONDS AND NOTES. Because trading interest in options written on Treasury bonds and notes tends to center on the most recently auctioned issues, the exchanges on which such securities trade will not continue indefinitely to introduce options with new expirations to replace expiring options on particular issues. Instead, the expirations introduced at the commencement of options trading on a particular issue will be allowed to run their course, with the possible addition of a limited number of new expirations as the original ones expire. Options trading on each issue of bonds or notes will thus be phased out as new options are listed on more recent issues, and options representing a full range of expirations will not ordinarily be available for every issue on which options are traded.

    OPTIONS ON TREASURY BILLS. Because a deliverable Treasury bill changes from week to week, writers of Treasury bill calls cannot provide in advance for their potential exercise settlement obligations by acquiring and holding the underlying security. However, if a Fund holds a long position in Treasury bills with a principal amount of the securities deliverable upon exercise of the option, the position may be hedged from a risk standpoint by the writing of a call option. For so long as the call option is outstanding, a Fund will hold the Treasury bills in a segregated account with its custodian, so that they will be treated as being covered.

    OPTIONS ON FOREIGN CURRENCIES. The Equity Funds (except Mid-Cap Growth and International Equities) and Core Fixed Income may purchase and write options on foreign currencies for purposes similar to those involved with investing in foreign currency forward contracts. See the Appendix to the Prospectus. For example, in order to protect against declines in the dollar value of portfolio securities which are denominated in a foreign currency, a Fund may purchase put options on an amount of such foreign currency equivalent to the current value of the portfolio securities involved. As a result, the Fund would be enabled to sell the foreign currency for a fixed amount of U.S. dollars, thereby "locking in" the dollar value of the portfolio securities (less the amount of the premiums paid for the options). Conversely, a Fund may purchase call options on foreign currencies in which securities it anticipates purchasing are denominated to secure a set U.S. dollar price for such securities and protect against a decline in the value of the U.S. dollar against such foreign currency. Each of these Funds may also purchase call and put options to close out written option positions.

    Each of these Funds may also write call options on foreign currency to protect against potential declines in its portfolio securities which are denominated in foreign currencies. If the U.S. dollar value of the portfolio securities falls as a result of a decline in the exchange rate between the foreign currency in which it is denominated and the U.S. dollar, then a loss to a Fund occasioned by such value decline would be ameliorated by receipt of the premium on the option sold. At the same time, however, the Fund gives up the benefit of any rise in value of the relevant portfolio securities above the exercise price of the option and, in fact, only receives a benefit from the writing of the option to the extent that the value of the portfolio securities falls below the price of the premium received. A Fund may also write options to close out long call option positions. A put option on a foreign currency would be written by the Fund for the same reason it would purchase a call option, namely, to hedge against an increase in the U.S. dollar value of a foreign security which a Fund anticipates purchasing. Here, the receipt of the premium would offset, to the extent of the size of the premium, any increased cost to a Fund resulting from an increase in the U.S. dollar value of the foreign security. However, a Fund could not benefit from any decline in the cost of the foreign security which is greater than the price of the premium received. A Fund may also write options to close out long put and call option positions.

    The markets in foreign currency options are relatively new and a Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Funds will not purchase or write such options unless and until, in the opinion of the Adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

    The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security, including foreign securities held in a "hedged" investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

    There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $ l million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.

STRATEGIES AVAILABLE TO ALL BOND FUNDS AND EQUITY FUNDS (EXCEPT MID-CAP GROWTH, VALUE OPPORTUNITIES AND INTERNATIONAL EQUITIES)

    FUTURES CONTRACTS. The Bond Funds and the Equity Funds (except Mid-Cap Growth, Value Opportunities and International Equities) may purchase and sell interest rate, currency, and index futures contracts ("futures contracts"), on securities eligible for purchase by the Fund. Subject to certain limitations, a Fund may enter into futures contracts or options on such contracts to attempt to protect against possible changes in the market value of securities held in or to be purchased by the Fund resulting from interest rate or market fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage its effective maturity or duration, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

    To the extent futures positions constitute "bona fide hedge" positions as defined by the rules and regulations of the Commodity Futures Trading Commission ("CFTC"), there is no overall limitation on the percentage of a Fund's assets which may be committed to futures contracts and options or futures contracts, provided the aggregate value of such positions does not exceed the value of such Fund's portfolio securities. With respect to futures positions that are not "bona fide hedge" positions, no Fund may enter into futures contracts or related options if, immediately thereafter, the amount of initial margin and premiums for unexpired futures contracts and options on futures contracts exceeds 5% of the Fund's liquidation value, after taking into account unrealized profits and losses on such futures contracts, provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less
(more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

    A Fund may purchase or sell interest rate futures for the purpose of hedging some or all of the value of its portfolio securities against changes in prevailing interest rates or to manage its duration or effective maturity. If the Adviser anticipates that interest rates may rise and, concomitantly, the price of certain of its portfolio securities may fall, the Fund may sell futures contracts. If declining interest rates are anticipated, the Fund may purchase futures contracts to protect against a potential increase in the price of securities the Fund intends to purchase. Subsequently, appropriate securities may be purchased by the Fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts. A Fund may purchase or sell futures on various currencies in which its portfolio securities are denominated for the purpose of hedging against anticipated changes in currency exchange rates. A Fund will enter into currency futures contracts to "lock in" the value of a security purchased or sold in a given currency vis-a-vis a different currency or to hedge against an adverse currency exchange rate movement of a portfolio security's denominated currency vis-a-vis a different currency. Foreign currency futures contracts would be entered into for the same reason and under the same circumstances as foreign currency forward contracts. See the Appendix to the Prospectus. The Adviser will assess such factors as cost spreads, liquidity and transaction costs in determining whether to utilize futures contracts or forward contracts in its foreign currency transactions and hedging strategy.

    Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker's client but is, rather, a good faith deposit on the futures contract which will be returned to a Fund upon the proper termination of the futures contract. The margin deposits are marked to market daily and the Fund may be required to make subsequent deposits of cash or U.S. Government Securities called "variation margin", with the Fund's futures contract clearing broker, which are reflective of price fluctuations in the futures contract. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

    At any time prior to expiration of a futures contract, a Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of any variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or gain.

    Although many futures contracts call for actual commitment or acceptance of securities, the contracts usually are closed out before the settlement date without making or taking delivery. A short futures position is usually closed out by purchasing futures contracts for the same aggregate amount of the underlying instruments and with the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and realize a gain. If the offsetting purchase price exceeds the sales price, the seller would pay the difference and would realize a loss. Similarly, a long futures position in usually closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the offsetting sales price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that a Fund will be able to enter into a closing transactions.

    OPTIONS ON FUTURES CONTRACTS. The Bond Funds and the Equity Funds (except Mid-Cap Growth, Value Opportunities and International Equities) may also purchase and write call and put options on futures contracts which are traded on an exchange and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option.

    Funds will purchase and write options on futures contracts for identical purposes to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts. If, for example, a Fund wished to protect against an increase in interest rates and the resulting negative impact on the value of a portion of its fixed-income portfolio, it might write a call option on an interest rate futures contract, the underlying security of which correlates with the portion of the portfolio the Fund seeks to hedge. Any premiums received in the writing of options on futures contracts may, of course, provide a further hedge against losses resulting from price declines in portions of a Fund's portfolio.

STRATEGIES AVAILABLE TO HIGH YIELD BOND AND THE EQUITY FUNDS

    CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stock or other securities that may be converted into or exchanged for common stock or other equity securities of the same or a different issuer. The Funds will only invest in convertible securities that are rated at least B by either S&P or Moody's or, if not rated, determined to be of comparable quality by the Adviser. Convertible securities provide a conversion right for a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Therefore, they generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the proximity of its price to its value as a nonconvertible fixed income security.

    The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege), and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

    Convertible Securities, High Yield Bond and Core Equity may also invest in Eurodollar convertible securities, and Emerging Markets Equities and Latin America Equities may invest in Eurodollar convertible securities convertible into Latin American securities. Eurodollar convertible securities are fixed income securities of a U.S. issuer or a foreign issuer that are denominated in U.S. dollars and issued outside the United States. They are convertible into or exchangeable for equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States. Each of these Funds may also invest in convertible securities that are convertible into or exchangeable for (a) foreign equity securities (Emerging Markets Equities and Latin American, in the case of Latin America Equities) listed, or represented by "Depositary Instruments" (as defined in the Prospectus under "Investment Objectives and Policies -TCW Galileo Core Equity Fund") listed, on securities exchanges or traded in other regulated markets in the United States or (b) publicly traded equity securities eligible for purchase by the Fund.


                                  RISK FACTORS

    RATING CATEGORIES. A description of the rating categories as published by Moody's and S&P is set forth in the Appendix to the Prospectus. Ratings assigned by Moody's and/or S&P to securities acquired by a Fund reflect only the views of those agencies as to the quality of the securities they have undertaken to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. There is no assurance that a rating assigned initially will not change. A Fund may retain a security whose rating has changed or has become unrated.

    RESTRICTED SECURITIES. Each Fund may invest in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), or which are otherwise not readily marketable. These securities are generally referred to as private placements or restricted securities. The Adviser, pursuant to procedures adopted by the Board of Directors of the Company, will make a determination as to the liquidity of each restricted security purchased by a Fund. If a restricted security is determined to be "liquid," it will not be included within the category "illiquid securities," which under each Bond Fund's and Equity Fund's current policies may not exceed 15% of the Fund's net assets and which under Money Market's current policies may not exceed 10% of the Fund's net assets.

    Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration. The Securities and Exchange Commission has recently adopted Rule 144A under the Securities Act, which permits each Fund to sell restricted securities to qualified institutional buyers without limitation. The Rule 144A marketplace of sellers and qualified institutional buyers is new and still developing and may take a period of time to develop into a mature liquid market. As such, the market for certain private placements purchased pursuant to Rule 144A may be initially small or may, subsequent to purchase, become illiquid. Furthermore, the Adviser may not possess all the information concerning an issue of securities that it wishes to purchase in a private placement to which it would normally have had access, had the registration statement necessitated by a public offering been filed with the Securities and Exchange Commission.

    OPTIONS TRANSACTIONS. In addition to the risk considerations set forth in the Prospectus under "Risk Considerations -- Options," options are subject to the following risks.

    The effective use of options also depends on a Fund's ability to terminate option positions at times when the Adviser deems it desirable to do so. Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. If a covered call option writer is unable to effect a closing purchase transaction or to purchase an offsetting OTC Option, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call option writer may not be able to sell an underlying security at a time when it might otherwise be advantageous to do so. A secured put option writer who is unable to effect a closing purchase transaction or to purchase an offsetting OTC Option would continue to bear the risk of decline in the market price of the underlying security until the option expires or is exercised. In addition, a secured put writer would be unable to utilize the amount held in cash or U.S. Government Securities or other high grade short-term obligations as security for the put option for other investment purposes until the exercise or expiration of the option.

    As discussed in the Prospectus, a Fund's ability to close out its position as a writer of an option is dependent upon the existence of a liquid secondary market. There is no assurance that such a market will exist, particularly in the case of OTC Options, as such options will generally only be closed out by entering into a closing purchase transaction with the purchasing dealer. However, the Fund may be able to purchase an offsetting option which does not close out its position as a writer but constitutes an asset of equal value to the obligation under the option written. If the Fund is not able to either enter into a closing purchase transaction or purchase an offsetting position, it will be required to maintain the securities subject to the call, or the collateral underlying the put, even though it might not be advantageous to do so, until a closing transaction can be entered into (or the option is exercised or expires).

    Among the possible reasons for the absence of a liquid secondary market on an exchange are: (a) insufficient trading interest in certain options; (b) restrictions on transactions imposed by an exchange; (c) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (d) interruption of the normal operations on an exchange; (e) inadequacy of the facilities of an exchange or the OCC or other relevant clearing corporation to handle current trading volume; or (f) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the relevant clearing corporation as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms.

    In the event of the bankruptcy of a broker through which a Fund engages in transactions in options, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC Option purchased by a Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by a Fund only with brokers or financial institutions deemed creditworthy by the Fund's management.

    Each of the exchanges has established limitations governing the maximum number of options on the same underlying security or futures contract (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a Fund may write.

    The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

    The extent to which a Fund may enter into transactions involving options may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and a Fund's intention to qualify as such (see "Dividends, Distributions and Taxes" in the Prospectus).

    FUTURES CONTRACTS AND RELATED OPTIONS. There are certain risks inherent in the use of futures contracts and options on futures contracts. Successful us of futures contracts by a Fund is subject to the ability of the Adviser to correctly predict movements in the direction of interest rates or changes in market conditions. In addition, there can be no assurance that there will be a correlation between price movements in the underlying securities, currencies or index and the price movements in the securities which are the subject of the hedge.

    Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered into, and there can be no assurance that an active market will exist for a particular contract or option at any particular time. If a Fund has hedged against the possibility of an increase in interest rates or a decrease in the value of portfolio securities and interest rates fall or the value of portfolio securities increase instead, a Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily be at increased prices that reflect the decline in interest rates. While utilization of futures contracts and options on futures contracts may be advantageous to the Fund, if the Fund is not successful in employing such instruments in managing the Fund's investments, the Fund's performance will be worse than if the Fund did not make such investments.

    Each Fund will enter into transactions in futures contracts for hedging purposes only, including without limitation, futures contracts that are "bona fide hedges" as defined by the CFTC. In connection with the purchase of sale of futures contracts, a Fund will be required to either (i) segregate sufficient cash or other liquid assets to cover the outstanding position or (ii) cover the futures contract by either owning the instruments underlying the futures contracts or by holding a portfolio of securities with characteristics substantially similar to the underlying index or stock index comprising the futures contracts or by holding a separate offsetting option permitting it to purchase or sell the same futures contract. A call option is "covered" if written against securities owned by the Fund writing the option or if written against related securities the Fund holds. A put option is "covered" if the Fund writing the option maintains at all time cash, short-term Treasury obligations or other liquid assets with a value equal to the option exercise price in a segregated account with the Fund's custodian, or if it has bought and holds a put on the same security (and on the same amount of securities) where the exercise price of the put held by the Fund is equal to or greater than the exercise price of the put written by the Fund.

    Exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on open futures positions. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on a Fund's ability to effectively hedge its portfolio.

    Futures contracts and options thereon which are purchased or sold on foreign commodities exchanges may have greater price volatility than their U.S. counterparts. Furthermore, foreign commodities exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges. Brokerage commissions, clearing costs and other transaction costs may be higher on foreign exchanges. Greater margin requirements may limit a Fund's ability to enter into certain commodity transactions on foreign exchanges. Moreover, differences in clearance and delivery requirements on foreign exchanges may occasion delays in the settlement of a Fund's transactions effected on foreign exchanges.

    In the event of the bankruptcy of a broker through which a Fund engages in transactions in futures or options thereon, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy, of the writer of an OTC option purchased by a Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by a Fund only with brokers or financial institutions deemed creditworthy by the Adviser.

    There is no assurance that a liquid secondary market will exist for futures contracts and related options in which a Fund may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. In addition, limitations imposed by an exchange or board of trade on which futures contracts are traded may compel or prevent a Fund from closing out a contract which may result in reduced gain or increased loss to the Fund. The absence of a liquid market in futures contracts might cause a Fund to make or take delivery of the underlying securities (currencies) at a time when it may be disadvantageous to do so.

    The extent to which a Fund may enter into transactions involving futures contracts and options thereon may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and the Fund's intention to qualify as such (see "Dividends, Distributions and Taxes" in the Prospectus).

    Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund notwithstanding that the purchase or sale of a futures contract would not result in a loss, as in the instance where there is no movement in the prices of the futures contract or underlying securities (currencies).

    Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, a Fund will not purchase or write options on foreign currency futures contracts unless and until, in the Adviser's opinion, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts.

PORTFOLIO TURNOVER

    A portfolio turnover rate of 100% would occur if all of a Fund's securities that are included in the computation of turnover were replaced once during a period of one year. The portfolio turnover rate is calculated by dividing the lesser of the value of purchases or sales of portfolio securities for the year by the monthly average value of portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

    Certain practices that may be employed by the Funds could result in high portfolio turnover. For example, portfolio securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the Adviser believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of securities.

BROKERAGE PRACTICES

    The Adviser is responsible for the placement of the Funds' portfolio transactions and the negotiation of prices and commissions, if any, with respect to such transactions. Fixed income and unlisted equity securities are generally purchased from a primary market maker acting as principal on a net basis without a stated commission but at prices generally reflecting a dealer spread. Listed equity securities are normally purchased through brokers in transactions executed on securities exchanges involving negotiated commissions. Both fixed income and equity securities are also purchased in underwritten offerings at fixed prices which include discounts to underwriters and/or concessions to dealers. In placing a portfolio transaction, the Adviser seeks to obtain the best execution for the Fund, taking into account such factors as price (including the applicable dealer spread or commission, if any), size of order, difficulty of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities.

    Consistent with its policy of securing best execution, in selecting broker-dealers and negotiating any commissions or prices involved in Fund transactions, the Adviser considers the range and quality of the professional services provided by such firms. Brokerage services include the ability to most effectively execute large orders without adversely impacting markets and positioning securities in order to enable the Adviser to effect orderly purchases or sales for a Fund. Accordingly, transactions will not always be executed at the lowest available commission. In addition, the Adviser may effect transactions which cause a Fund to pay a commission or net price in excess of a commission or net price which another broker-dealer would have charged if the Adviser first determines that such commission or net price is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer to the Fund.

    Research services include such items as reports on industries and companies, economic analyses and review of business conditions, portfolio strategy, analytic computer software, account performance services, computer terminals and various trading and/or quotation equipment. They also include advice from broker-dealers as to the value of securities and availability of securities, buyers, and sellers. In addition, they include recommendations as to purchase and sale of individual securities and timing of transactions.

    Fixed income securities are generally purchased from the issuer or a primary market maker acting as principal on a net basis with no brokerage commission paid by the client. Such securities, as well as equity securities, may also be purchased from underwriters at prices which include underwriting fees.

    The Adviser maintains an internal allocation procedure to identify those broker-dealers who have provided it with research services and endeavors to place sufficient transactions with them to ensure the continued receipt of research services the Adviser believes are useful. When the Adviser receives products or services that are used both for research and other purposes, it makes a good faith allocation. While the non-research portion will be paid in cash by the Adviser, the portion attributable to research may be paid through brokerage commissions.

    Research services furnished by broker-dealers may be used in providing services for any or all of the clients of the Adviser, as well as clients of affiliated companies, and may be used in connection with accounts other than those which pay commissions to the broker-dealers providing the research services.

    For the fiscal period ended October 31, 1994, Core Equity, Small Cap Growth, Asia Pacific Equities, Latin America Equities and Emerging Markets Equities paid $235,387, $244,413, $297,785, $1,174,489 and $365,789 in brokerage commissions, respectively. For the fiscal years ended October 31, 1995 and 1996, Core Equity, Small Cap Growth, Earnings Momentum, Asia Pacific Equities, Latin America Equities and Emerging Markets Equities paid $391,662 and $237,979, $205,604 and $345,369, $280,024 and $399,530, $564,590 and $470,820, $423,996 and $195,703
and $414,350 and $353,334 in brokerage commissions, respectively.    During the
fiscal period June 3, 1996 to October 31, 1996, Mid-Cap Growth paid $97,907 in brokerage commissions.

                            INVESTMENT RESTRICTIONS

    The investment restrictions numbered 1 through 8 below have been adopted by the Company with respect to the Funds as fundamental policies (except as otherwise provided in 1). In addition, the restrictions numbered 11, 13, 14 and 15 have also been adopted by the Company as fundamental policies with respect to Money Market. A fundamental policy affecting a particular Fund may not be changed without the vote of a majority of the outstanding shares of the affected Fund. Investment restrictions 9 through 13 with respect to a Bond Fund or Equity Fund and 9, 10 and 12 with respect to Money Market may be changed by vote of a majority of the Company's Board of Directors at any time.

    Investment policies adopted by the Company are:

1. No Fund will borrow money, except that (a) a Fund may borrow from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities, (b) Core Fixed Income, Long-Term Mortgage-Backed Securities, Mortgage-Backed Securities, Latin America Equities and Money Market may each enter into reverse repurchase agreements, (c) Core Fixed Income, Long-Term Mortgage-Backed Securities and Mortgage-Backed Securities may utilize mortgage dollar rolls, and (d) each Fund other than Money Market may enter into futures contracts for hedging purposes subject to the conditions set forth in paragraph 8 below. The total amount borrowed by a Fund (including, for this purpose, reverse repurchase agreements and mortgage dollar rolls) at any time will not exceed 30% (or, in the case of Money Market, 10%) of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. As an operating policy, whenever borrowings pursuant to (a) exceed 5% (or, in the case of Money Market, 10%) of the value of a Fund's total assets, the Fund will not purchase any securities.

2. No Fund will issue senior securities as defined in the 1940 Act, provided that the Funds may (a) enter into repurchase agreements; (b) purchase securities on a when-issued or delayed delivery basis; (c) purchase or sell financial futures contracts or options thereon; and (d) borrow money in accordance with the restrictions described in paragraph 1 above.

3. No Fund will underwrite securities of other companies, except insofar as the Fund might be deemed to be an underwriter for purposes of the Securities Act by virtue of disposing of portfolio securities.

4. No Fund will purchase any securities that would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of any one particular industry or group of industries, provided that this limitation shall not apply to any Fund's purchase of U.S. Government Securities, and, in the case of Money Market, to the purchase of obligations of domestic branches of United States banks. The European Equities Fund may invest more than 25% of the value of its total assets in a single European country, the International Equities Fund may invest more than 25% of the value of its total assets in shares of registered investment companies and the Japanese Equities Fund may invest more than 25% of the value of its total assets in debt securities issued or guaranteed by the Japanese government. In determining industry classifications for foreign issuers, each Fund will use reasonable classifications that are not so broad that the primary economic characteristic of the companies in a single class are materially different. Each Fund will determine such classifications of foreign issuers based on the issuer's principal or major business activities.

5. No Fund will invest in real estate, real estate mortgage loans, residual interests in REMICs, oil, gas and other mineral leases (including other universal exploration or development programs), or real estate limited partnerships, except that a Fund may purchase securities backed by real estate or interests therein, or issued by companies, including real estate investment trusts, which invest in real estate or interests therein, and except that Core Fixed Income, Long-Term Mortgage-Backed Securities and Mortgage-Backed Securities are not prohibited from investing in real estate mortgage loans.

6. No Fund may make loans of cash except by purchasing qualified debt obligations or entering into repurchase agreements.

7. Each Fund may effect short sales of securities or maintain a short position only if the Fund at the time of sale either owns or has the right to acquire at no additional cost securities equivalent in kind and amount to those sold.

8. No Fund will invest in commodities or commodities contracts, except that each Bond Fund or Equity Fund may enter into futures contracts or purchase related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts does not exceed 5% of the value of the Fund's total assets, after taking into account unrealized gains and unrealized losses on such contracts it has entered into, provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less (more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. The entry into foreign currency forward contracts shall not be deemed to involve investing in commodities.

9. No Fund will purchase securities on margin, except that a Fund may obtain any short-term credits necessary for clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts and related options will not be deemed to be a purchase of securities on margin.

10. No Fund will purchase the securities of an issuer for the purpose of acquiring control or management thereof except that Asia Pacific Equities, Emerging Markets Equities and Latin America Equities may acquire the securities of subsidiaries in order to facilitate investing in the securities of foreign issuers.

11. No Fund will purchase illiquid securities or other securities that are not readily marketable if more than 15% (or, in the case of Money Market, 10%) of the net assets of the Fund would be invested in such securities, which include: (a) repurchase agreements with maturities greater than seven calendar days; (b) to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon; (c) over-the-counter options; (d) variable rate demand notes with a demand period of more than seven days; and (e) foreign securities not traded on a recognized domestic or foreign exchange or developed over-the-counter market, to the extent a liquid secondary market does not exist for such instruments.

12. No Fund will purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except that each Fund may (a) purchase put and call options if the aggregate premiums paid on all such options which are held by the Fund at any time do not exceed 20% of the Fund's total assets, and (b) write covered put and call options if the aggregate value of the securities underlying the calls, the obligations underlying the puts, or the futures contracts underlying options on futures determined as of the date the options are sold does not exceed 25% of the Fund's total assets.

13. No Fund (except the Equity Funds) will purchase the securities of any issuer (other than U.S. Government Securities) if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of the issuer (the "5% Limitation"), except that for the Bond Funds up to 25% of the value of the Fund's total assets may be invested without regard to the 5% Limitation. No Fund (except the Equity Funds) will purchase more than 10% of the voting securities of any one issuer (the "10% Limitation"), except that up to 25% of the value of the Fund's assets may be invested without regard to the 10% Limitation. Each Equity Fund will limit its investments so that at the close of each quarter of the taxable year, (a) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer (other than U.S. Government Securities) or in the securities of two or more issuers (other than U.S. Government Securities) which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses and (b) with respect to 50% of the market value of its total assets not more than 5% will be invested in the securities of a single issuer (other than U.S. Government Securities) and the Fund will not own more than 10% of the outstanding voting securities of a single issuer.

14. Money Market may not purchase securities of other investment companies if immediately after such purchase the Fund will own (a) more than 3% of the total outstanding voting stock of the acquired company, (b) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund, or (c) securities issued by all investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund, except to the extent permitted by the Investment Company Act of 1940 and any applicable rules or exemptive orders issued thereunder.

15. Money Market may not purchase any security that matures more than one year from the date of purchase or which has an implied maturity of more than one year. For the purposes of satisfying this requirement, the maturity of a portfolio instrument shall be deemed to be the period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made, except that:

    a. An instrument that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

    b. A variable rate instrument not subject to an interest rate cap, the principal amount of which is scheduled on the face of the instrument to be paid in 397 calendar days or less shall be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

    c. A variable rate instrument that is subject to a demand feature shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

    d. A floating rate instrument that is subject to a demand feature shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

    e. A repurchase agreement shall be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or where no date is specified, but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

    f. A portfolio lending agreement shall be treated as having a maturity equal to the period remaining until the date on which the loaned securities are scheduled to be returned, or where no date is specified, but the agreement is subject to demand, the notice period applicable to a demand for the return of the loaned securities. Portfolio securities may be loaned if collateral values are continuously maintained at no less than 100% by "marking to market" daily. Money Market currently has no intention of engaging in lending portfolio securities.

    The Company may make commitments more restrictive than the restrictions listed above with respect to a Fund so as to permit the sale of shares of the Fund in certain states. Should the Company determine that any such delivery is no longer in the best interests of the Fund and its shareholders, the Company will revoke the commitment by terminating the sale of shares of the Fund in the state involved. The percentage limitations contained in the restrictions listed above apply, with the exception of (1) and (11), at the time of purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the Fund.


                     DIRECTORS AND OFFICERS OF THE COMPANY

    A board of five directors is responsible for overseeing the Fund's affairs. The Fund has an executive committee, consisting of Marc I. Stern, Chairman, John
C. Argue and Thomas E. Larkin, which may act for the Board of Directors between meetings, except where Board action is required by law. The directors and officers of the Fund, and their business addresses and their principal occupations for the last five years are set forth below.


Name and Address                         Principal Occupations and Other Affiliations
----------------                         --------------------------------------------

Marc I. Stern* (53)                      President and Director, The TCW
Chairman                                 Group, Inc. (formerly TCW Management
865 South Figueroa Street                Company) and the Adviser; Vice
Los Angeles, California  90017           Chairman, TCW Asset Management
                                         Company; Chairman, TCW Americas
                                         Development, Inc.; Chairman, TCW Asia
                                         Ltd. (since January 1993) and TCW
                                         London International, Limited (since
                                         March 1993); Executive Vice
                                         President, Trust Company of the West
                                         since May 1993.  Trustee, TCW/DW
                                         Mutual Funds (since April 1995).
                                         Director of Qualcomm Incorporated
                                         (wireless communications); formerly
                                         President of Sun America, Inc.
                                         (financial services company).



Thomas E. Larkin, Jr.* (58)              President and Director, Trust Company
Director and President                   of the West; Vice Chairman and
865 South Figueroa Street                Director, TCW Asset Management
Los Angeles, California 90017            Company; Executive Vice President and
                                         Director, The TCW Group, Inc.;
                                         Chairman of the Adviser; Member of
                                         the Board of Trustees of the
                                         University of Notre Dame; Director of
                                         Orthopaedic Hospital of Los Angeles;
                                         Senior Vice President, TCW
                                         Convertible Securities Fund, Inc.;
                                         President and Trustee, TCW/DW Mutual
                                         Funds.

John C. Argue (65)                       Of Counsel, Argue Pearson Harbison &
Director                                 Myers (law firm); Director, Avery
801 South Flower Street                  Dennison Corporation (manufacturer of
Los Angeles, California 90017            self-adhesive products and office
                                         supplies) and CalMat Company
                                         (producer of aggregates, asphalt and
                                         ready mixed concrete); Director,
                                         Coast Savings Financial Inc. And
                                         Coast Federal Bank (a subsidiary of
                                         Coast Savings Financial Inc.) and TCW
                                         Convertible Securities Fund, Inc.;
                                         Advisory Director, LAACO Ltd. (owner
                                         and operator of private clubs and
                                         real estate); Trustee, TCW/DW Mutual
                                         Funds.

Norman Barker, Jr. (75)                  Former Chairman of the Board, First
Director                                 Interstate Bank of California and
707 Wilshire Blvd.                       former Vice Chairman of the Board,
Los Angeles, CA  90017                   First Interstate Bancorp; Director,
                                         American Health Properties, Inc., ICN
                                         Pharmaceuticals, Inc., TCW
                                         Convertible Securities Fund, Inc.;
                                         Chairman of the Board Fidelity
                                         Federal Bank and America Income
                                         Shares, Inc.

Richard W. Call (73)                     President, The Seaver Institute (a
800 West 6th Street                      private foundation); Director, TCW
Los Angeles, CA  90017                   Convertible Securities Fund, Inc.

----------------------

* Directors who are or may be deemed to be "interested persons" of the Company as defined in the 1940 Act. Mr. Stern and Mr. Larkin are both officers of the Adviser.

COMPENSATION OF INDEPENDENT DIRECTORS

    The Company pays each Independent Director an annual fee of $35,000 plus a per meeting fee of $500 for meetings of the Board of Directors or Committees of the Board of Directors attended by the Director prorated among the Funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Directors and officers of the Company who are employed by the Adviser or an affiliated company thereof receive no compensation nor expense reimbursement from the Company.

    The following table illustrates the compensation paid to the Company's Independent Directors by the Company for the fiscal year ended October 31, 1996.


                                                Aggregate Compensation
    Name of Independent Director                   From the Company
    ----------------------------               -------------------------

    John C. Argue............................................ $39,000

    Norman Barker, Jr........................................ $39,000

    Richard W. Call.......................................... $39,000

    The following table illustrates the total compensation paid to Company's Independent Directors for the calendar year ended December 31, 1996 by the 14 TCW/DW Funds, in the case of Mr. Argue, and the TCW Convertible Securities Fund, Inc. in the case of Messrs. Barker and Call, as well as from the Company. The TCW/DW Funds and TCW Convertible Securities Funds, Inc. are included solely because the Company's Adviser, TCW Funds Management, Inc., also serves as investment adviser to those investment companies.


                                                                             Total Cash
                                                  For Service as           Compensation from
                           For Service as          Director and            the TCW Galileo
                            Trustee and          Committee Member          Funds, Inc., 14
                           Committee Member          of the TCW            TCW/DW Funds, and
Name of Independent            of 14            Convertible Securities    the TCW Convertible
    Director               TCW/DW Funds              Fund, Inc.           Securities Fund, Inc.
 -------------------       --------------       ---------------------     ---------------------

John C. Argue              $66,483                        --                   $105,483

Norman Barker, Jr.            --                        $12,000                  51,000

Richard W. Call                                          12,000                  51,000

The officers of the Company who are not also directors of the Company are:


                                                                     Position(s) Held          Principal Occupation(s)
Name and Address                                                     with Company              During Past 5 Years(1)
----------------------------------------------                       -----------------------   -------------------------------------

Alvin R. Albe, Jr. (44)+                                             Senior Vice               Executive Vice President, Finance and
                                                                     President                 Administration, The TCW Group, Inc.,
                                                                                               Trust Company of the West and TCW
                                                                                               Asset Management Company; formerly
                                                                                               President of Oakmont Corporation
                                                                                               (investment management services).

Michael E. Cahill (46)+                                              Senior Vice               Managing Director, General Counsel
                                                                     President,                and Secretary, The TCW Group, Inc.,
                                                                     General                   Trust Company of the West and TCW
                                                                     Counsel                   Asset Management Company; formerly
                                                                     and Assistant             General Counsel and Senior Vice
                                                                     Secretary                 President of Act III Communications
                                                                                               (media and entertainment business).





Ronald E. Robison (58)+                                              Senior Vice               Managing Director, Trust Company of
                                                                     President                 the West and TCW Asset Management
                                                                                               Company; Managing Director and Chief
                                                                                               Operating Officer, the Adviser;
                                                                                               Senior Vice President and Chief
                                                                                               Operating Officer, TCW Convertible
                                                                                               Securities Fund, Inc.


David K. Sandie (42)+                                                Senior Vice               Managing Director, Chief Financial
                                                                     President, Principal      Officer and Assistant Secretary, The
                                                                     Accounting Officer and    TCW Group, Inc., Trust Company of the
                                                                     Treasurer                 West, TCW Asset Management Company
                                                                                               and the Adviser; Principal Accounting
                                                                                               Officer, Treasurer and Assistant
                                                                                               Secretary, TCW Convertible Securities
                                                                                               Fund, Inc.



Jeffrey Peterson (51)+                                               Senior Vice President     Managing Director, Trust Company of
                                                                                               the West and TCW Asset Manage  ment
                                                                                               Company; President, TCW Brokerage
                                                                                               Services since January 1994; formerly
                                                                                               Managing Director, Kidder Peabody &
                                                                                               Co.; Director, The Presley Companies
                                                                                               (publicly-traded home builder).



Philip K. Holl (47)+                                                 Secretary                 Vice President and Associate General
                                                                                               Counsel, Trust Company of the West,
                                                                                               TCW Asset Management Company and the
                                                                                               Adviser; Secretary to TCW Convertible
                                                                                               Securities Fund, Inc., formerly
                                                                                               General Counsel and Secretary to The
                                                                                               Reserve Group of Mutual Funds (New
                                                                                               York).

-----------------------

(1) Positions with The TCW Group, Inc. and its affiliates may have changed over time.

    +Address is 865 South Figueroa Street, 18th Floor, Los Angeles, California 90017
    In addition, Hilary G.D. Lord is Managing Director, Chief Compliance Officer and Assistant Secretary of the Adviser. Marie M. Bender and Cathryn M. Taylor are Senior Vice Presidents, Associate General Counsels and Assistant Secretaries of the Adviser. Mohan V. Phansalkar is Vice President and Assistant Secretary of the Adviser. The directors and officers of the Company collectively own less than 1% of the outstanding shares of any Fund.


                INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

     The Company and the Adviser are parties to an Investment Management and Advisory Agreement ("Advisory Agreement"). Under the Advisory Agreement, the Company retains the Adviser to manage the investment of its assets, to place orders for the purchase and sale of its portfolio securities, to administer its day-to-day operations, and to be responsible for overall management of the Company's business affairs subject to control by the Board of Directors of the Company. The Adviser is responsible for obtaining and evaluating economic, statistical, and financial data and for formulating and implementing investment programs in furtherance of the Company's investment objectives.

     The Adviser has retained, at its sole expense, two affiliated companies to act as Sub-Adviser to certain of the Funds. TCW Asia Limited acts as a Sub-Adviser to Asia Pacific Equities and Emerging Markets Equities and TCW London International, Limited is a Sub-Adviser to Emerging Markets Equities, European Equities, Japanese Equities and International Equities (the "Sub-Adviser"). The Sub-Advisers provide their respective Fund with investment advice and portfolio management subject to the overall supervision of the Adviser.

     The Adviser furnishes to the Company office space at such places as are agreed upon from time to time and all office facilities, business equipment, supplies, utilities and telephone service necessary for managing the affairs and investments and keeping the general accounts and records of the Company (exclusive of the necessary records of any transfer agent, registrar, dividend disbursing or reinvesting agent or custodian) and arranges for officers or employees of the Adviser to serve, without compensation from the Company, as officers, directors or employees of the Company if desired and reasonably required by the Company.

     As compensation for the services rendered, facilities furnished, and expenses paid by the Adviser, it is paid monthly fees by the Funds computed at the annual rates set forth in the Prospectus under "Management of the Funds -- Advisory and Sub-Advisory Agreements."

   The fee allocable to each Fund is calculated daily by applying the annual management fee percent for the Fund to the Fund's net asset value. The fee is payable for each calendar month as soon as practicable after the end of that month. In addition, each Bond Fund and Equity Fund reimburses the Adviser for the costs of providing accounting services to the Fund, including maintaining the Fund's financial books and records, calculating its daily net asset value, and preparing its financial statements, in an amount not exceeding $35,000 for any fiscal year (subject to the expense limited described below). Money Market also reimburses the Adviser for the Fund's accounting services, but in an amount not exceeding 0.10% of the Fund's average daily net assets. For the fiscal period ended October 31, 1994 the total amounts, net of any expense reimbursement were: Money Market - $46,568; High Yield Bond - $462,669; Core Fixed Income - $104,626; Long-Term Mortgage-Backed - $164,317; Mortgage-Backed - $633,297; Core Equity - $676,603; Small Cap Growth - $188,092; Asia Pacific Equities - $282,692; Emerging Markets Equities - $368,538; and Latin America Equities - $976,475. The total amounts paid, net of any expense reimbursement, for the fiscal years ended October 31, 1995 and 1996 were: Money Market - $304,000 and $636,886; High Yield Bond - $708,000 and $962,968; Core Fixed
Income - $143,000 and $162,166; Long-Term Mortgage-Backed Securities - $353,000 and $448,392; Mortgage-Backed - $494,000 and $407,692; Core Equity - $1,214,000
and $1,584,110; Small Cap Growth - $444,000 and $1,136,389; Earnings Momentum - $517,000 and $776,853; Asia Pacific Equities - $441,000 and $525,269; Emerging
Markets Equities - $555,000 and $576,468; and Latin America Equities - $610,000 and $649,251. During the fiscal period ended October 31, 1996, Mid-Cap Growth paid $352,611 in advisory fees. For the six months ended April 30, 1997, the total amounts paid, net of any expense reimbursement were: Money Market - $286,134; High Yield Bond - $789,656; Core Fixed Income - $44,618; Long-Term Mortgage Backed - $281,809; Mortgage-Backed Securities - $117,658; Core Equity
- $860,782; Earnings Momentum - $359,847; Mid-Cap Growth - $478,033; Small Cap Growth - $613,353; Asia Pacific Equities - $244,900; Emerging Markets Equities
- $318,107; and Latin American Equities - $372,663. For the period ended
April 30, 1997 Convertible Securities paid $73,134 in advisory fees.

   Except for expenses specifically assumed by the Adviser under the Advisory Agreement, each Fund bears all expenses incurred in its operations. Fund expenses include the fee of the Adviser; compensation and expenses of directors of the Company who are not officers or employees of the Adviser; registration, filing and other fees in connection with filings with regulatory authorities; fees and expenses of independent accountants; the expenses of printing and mailing proxy statements and shareholder reports; custodian and transfer and dividend disbursing agent charges; brokerage fees and commissions and securities transaction costs; taxes and corporate fees; legal fees; the fees of any trade association; the cost of stock certificates, if any, representing shares of the Fund; the organizational and offering expenses, whether or not advanced by the Adviser; expenses of shareholder and director meetings; premiums for the fidelity bond and any errors and omissions insurance; interest and taxes; and any other ordinary or extraordinary expenses incurred in the course of the Fund's business.

    The Advisory Agreement also provides that each Fund (except for Money Market) will reimburse the Adviser for the Fund's organizational expenses, up to a maximum amount of $50,000 per Fund. Such organizational expenses will be amortized by each Fund over five years.

    The Advisory Agreement was approved by each Fund's initial shareholder and will continue in effect as to each Fund initially for two years and thereafter from year to year if such continuance is specifically approved at least annually by (a) the Board of Directors of the Company or by the vote of a majority of the outstanding voting securities of the Fund, and (b) vote of a majority of the directors who are not "interested persons" of the Company or the Adviser (the Independent Directors), cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated without penalty at any time on 60 days' written notice, by vote of a majority of the Board of Directors of the Company or by vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement terminates automatically in the event of assignment.

    The Company has acknowledged that the name "TCW" is owned by The TCW Group, Inc. (formerly, TCW Management Company) ("TCW"), the parent of the Adviser. The Company has agreed to change its name and the name of the Funds at the request of TCW if any advisory agreement into which TCW or any of its affiliates and the Company may enter is terminated.

    The Advisory Agreement also provides that, in the event the ordinary business expenses of the Fund for any fiscal year exceed the most restrictive expense limitation applicable in the states where a Fund's shares are qualified for sale, the compensation due the Adviser for such fiscal year shall be reduced by the amount of such excess. Ordinary business expenses do not include (a) interest and taxes, (b) brokerage commissions, (c) certain litigation and indemnification expenses as described in the Advisory Agreement, and (d) other extraordinary business expenses. The Advisory Agreement and Sub-Advisory Agreements also provides that the Adviser and Sub-Advisers shall not be liable to the Company for any actions or omissions if it acted in good faith without gross negligence, willful misfeasance, bad faith, or from reckless disregard of their duties.

                        DETERMINATION OF NET ASSET VALUE

    As discussed in the Prospectus, the Company will not calculate the net asset value of the Funds on certain holidays, weekends and when there is no activity in a Fund's shares. On those days, securities held by a Fund may nevertheless be actively traded, and the value of the Fund's shares could be significantly affected.

    A Fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding.


                          HOW TO BUY AND REDEEM SHARES

    Shares in a Fund may be purchased and redeemed in the manner described in the Prospectus and in this Statement of Additional Information.

COMPUTATION OF PUBLIC OFFERING PRICES

    The Funds offer their shares to the public on a continuous basis. The public offering price per share of each Fund is equal to its net asset value per share next computed after receipt of a purchase order. See "Determination of Net Asset Value", above.

DISTRIBUTIONS IN KIND

     If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make a redemption payment wholly in cash, the Fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund's net assets by distribution in kind of portfolio securities in lieu of cash. Shareholders receiving distributions in kind may incur brokerage commissions or other costs when subsequently disposing of shares of those securities.


                             HOW TO EXCHANGE SHARES

     A shareholder may exchange all or part of its shares of one Fund for shares of another Fund (subject to receipt of any required state securities law clearances with respect to certain Funds in the shareholder's state of residence). An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. See "Distributions and Taxes" below.

     The exchange privilege enables a shareholder to acquire shares in a Fund with different investment objectives or policies when the shareholder believes that a shift between Funds is an appropriate investment decision.

     Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested, at a price as described above, in shares of the Fund being acquired. The Company reserves the right to reject any exchange request.

     As described in the Prospectus, the exchange privilege may be terminated or revised by the Company.

                               EXCHANGES-IN-KIND

     The Funds may, at the sole discretion of the Adviser, accept securities in exchange for shares of a Fund. Securities which may be accepted in exchange for shares of any Fund must (1) meet the investment objectives and policies of the Fund; (2) be acquired for investment and not for resale; (3) be liquid securities which are not restricted as to transfer either by law or liquidity of market (determined by reference to liquidity policies established by the Board of Directors); and (4) have a value which is readily ascertainable as evidenced by, for example, a listing on a recognized stock exchange.


                            DISTRIBUTIONS AND TAXES

     Each of the Funds intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). A Fund that is a regulated investment company and distributes to its shareholders at least 90% of its taxable net investment income (including, for this purpose, its net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses), will not be liable for federal income taxes to the extent its taxable net investment income and its net realized long-term and short-term capital gains, if any, are distributed to its shareholders. However, a Fund will be taxed on that portion of taxable net investment income and long-term and short-term capital gains that it retains. Furthermore, a Fund will be subject to United States corporate income tax (and possibly state or local income or franchise tax) with respect to such distributed amounts in any year that it fails to qualify as a regulated investment company or fails to meet the 90% distribution requirement.

     To qualify as a regulated investment company, in addition to the 90% distribution requirement described above, a Fund must (a) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business in investing in such stock, securities or currencies and (b) diversify its holdings so that at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's assets is represented by cash items, U.S. Government Securities and other securities, limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government Securities) or in the securities of two or more issuers (other than U.S. Government Securities) which the Fund controls (i.e., holds at least 20% of the combined voting power) and which are engaged in the same or similar trades or businesses or related trades or businesses. A Fund's employment of the investment strategies described in this Statement of Additional Information and in the Prospectus may be limited by these requirements for qualification.

     With respect to the Equity Funds that invest in foreign currency or forward foreign exchange contracts and Core Fixed Income, gains from such foreign currency and forward foreign exchange contracts relating to investments in stocks, securities or foreign currencies are considered to be qualifying income for purposes of the 90% gross income test described in clause (a) above, provided such gains are directly related to the Fund's principal business of investing in stock or securities. It is currently unclear, however, who will be treated as the issuer of certain foreign currency instruments or how foreign currency contracts will be valued for purposes of the asset diversification requirements applicable to the Fund described in clause (c) above. Until such time as these uncertainties are resolved, each Fund will utilize the more conservative, or limited, definition or approach with respect to determining permissible investments in its portfolio.

     Investments in foreign currencies, forward contracts, options, futures contracts and options thereon may subject a Fund to special provisions of the Internal Revenue Code that may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), may accelerate recognition of income to a Fund, and may defer Fund losses.
These rules also (a) could require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they had been closed out in a fully taxable transaction) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes.

     As a general rule, a Fund's gain or loss on a sale or exchange of an investment will be a long-term capital gain or loss if the Fund has held the investment for more than one year and will be a short-term capital gain or loss if it has held the investment for one year or less. Furthermore, as a general rule, a shareholder's gain or loss on a sale or redemption of Fund shares will be a long-term capital gain or loss if the shareholder has held his or her Fund shares for more than one year and will be a short-term capital gain or loss if he or she has held his or her Fund shares for one year or less. For federal, state and local income tax purposes, an exchange by a shareholder of shares in one Fund or securities for shares in a Fund will be treated as a taxable sale for a purchase price equal to the fair market value of the shares received.

     Net capital gains on sales after July 28, 1997 by individual taxpayers are subject to a maximum tax rate of 20%, so long as the shares were held for more than eighteen months. Gains on shares held no more than eighteen months but more than one year are subject to a tax at a maximum rate of 28%. Gain on sales of shares held a year or less is "short-term" capital gain, subject to taxation at ordinary income rates.

     Any loss realized on the disposition by a shareholder of its shares in a Fund will be disallowed to the extent the shares disposed of are replaced with other Fund shares, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a period (of 61 days) beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends (as defined below) received by the shareholder with respect to such share.

     While only the Equity Funds expect to realize a significant amount of net long-term capital gains, any such realized gains will be distributed as described in the Prospectus. See "Dividends, Distributions and Taxes" in the Prospectus. Such distributions ("capital gain dividends"), if any, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed to the shareholder after the close of the Fund's prior taxable year. A Fund may be subject to taxes in foreign countries in which each invests. If such a Fund invests in an entity which is classified as a "passive foreign investment company" ("PFIC") for U.S. tax purposes, the application of certain technical tax provisions applying to such companies could result in the imposition of federal income tax with respect to such investments at the Fund level which could not be eliminated by distributions to the shareholders of the Fund. It is not anticipated that any taxes at the Fund level with respect to investments in PFICs will be significant.

     Under the Internal Revenue Code, a nondeductible excise tax of 4% is imposed on a Fund to the extent the Fund does not distribute by the end of any calendar year at least 98% of its ordinary income for that calendar year and at least 98% of the net amount of its capital gains (both long-term and short-term) for the one-year period ending on October 31 of such calendar year (or December 31 if the Fund so elects), plus any undistributed amounts of taxable income for prior years. For this purpose, however, any income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end. Each Fund intends to meet these distribution requirements to avoid the excise tax liability.

     Dividends generally are taxable to shareholders at the time they are paid. However, dividends declared in October, November and December and made to shareholders of record in such a month are treated as paid and are taxable as of December 31, provided that the Fund pays the dividend during January of the following year.

     If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that it has provided a correct taxpayer identification number and that it is not subject to "backup withholding," then the shareholder may be subject to a 31% "backup withholding" tax with respect to (a) taxable dividends and distributions and (b) the proceeds of any redemptions of Fund shares. An individual's taxpayer identification number is his social security number. The 31% "backup withholding" tax is not an additional tax and may be credited against a taxpayer's regular federal income tax liability.

     Dividends to shareholders who are non-resident aliens may be subject to a 30% United States withholding tax under provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Non-resident shareholders should consult their own tax advisers.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Internal Revenue Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Internal Revenue Code sections and the Treasury Regulations promulgated thereunder. The Internal Revenue Code and these Regulations are subject to change by legislative or administrative action.

     Each shareholder will receive annual information from its Fund regarding the tax status of Fund distributions. Shareholders are urged to consult their attorneys or tax advisers with respect to the applicability of federal, state, local, estate and gift taxes and non-U.S. taxes to their investment in the Fund.

                               INVESTMENT RESULTS

     From time to time, the Company may quote the performance of a Fund in terms of yield, actual distributions, total return or capital appreciation in reports or other communications to shareholders or in other published material.

     The Bond Funds may quote a 30-day yield figures which is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows:

                    YIELD = 2[(a-b) + 1)/6/ - 1]
                               ---
                                cd

Where:    a =  dividends and interest earned during the period.

          b =  expenses accrued for the period (net of reimbursement).

          c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

          d = the maximum offering price per share on the last day of the period.

     For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by one of the Bond Funds at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

     The yield of Money Market is its net income expressed in annualized terms. The SEC requires by rule that a yield quotation set forth in an advertisement for a "money market" fund be computed by a standardized method based on a historical seven calendar day period. The standardized yield is computed by determining the net change (exclusive of realized gains and losses and unrealized appreciation and depreciation) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period return by 365/7. The determination of net change in account value reflects the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and such additional shares, and all fees that are charged to all shareholder accounts, in proportion to the length of the base period and the Fund's average account size. Money Market may also calculate its effective yield by compounding the unannualized base period return (calculated as described above) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one.

     The yield quoted at any time represents the amount being earned on a current basis for the indicated period and is a function of the types of instruments in Money Market, their quality and length of maturity, and the Fund's operating expenses. The length of maturity for the Fund is the average dollar weighted maturity of the Fund. This means that the Fund has an average maturity of a stated number of days for all of its issues. The calculation is weighted by the relative value of the investment.

     Each Bond Fund's and Equity Fund's total return may be calculated on an "average annual total return" basis, and may also be calculated on an "aggregate total return" basis, for various periods. Average annual total return reflects the average annual percentage change in the value of an investment in a Fund over the particular measuring period. Aggregate total return reflects the cumulative percentage change in value over the measuring period. Average annual total return figures provided for the Bond Funds and Equity Funds will be computed according to a formula prescribed by the SEC. The formula for an average annual total return can be expressed as follows:

                    P(1+T)(n) = ERV

Where:  P   =  a hypothetical initial payment of $1,000
        T   =  average annual total return
        n   =  number of years
        ERV =  Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods or the life of the Fund

     The formula for calculating aggregate total return can be expressed as follows:
          Aggregate Total Return =   [ (ERV) - 1 ]
                                         ---
                                          P

     The calculation of average annual total return and aggregate total return assumes reinvestment of all income dividends and capital gain distributions on the reinvestment dates during the period and includes all recurring fees charged to all shareholder accounts.

     The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period and reflects deduction of all nonrecurring charges at the end of the measuring period covered by the computation. A Fund's net investment income changes in response to fluctuations in interest rates and the expenses of the Fund.

     A Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

     Investors should recognize that, because the Bond Funds will have a high component of fixed-income securities, in periods of declining interest rates the yields of the Bond Funds will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates yields will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the Bond Funds from the continuous sale of shares will likely be invested in portfolio instruments producing lower yields than the balance of the Bond Funds' securities, thereby reducing the current yields of the Bond Funds. In periods of rising interest rates, the opposite can be expected to occur.

     Comparative performance information may be used from time to time in publishing information about the Company's shares, including data from Lipper Analytical Services, Inc., CDA Technologies, Inc. or similar independent services which monitor the performance of mutual funds or with other appropriate indexes of investment securities. The performance information may also include evaluations of the Funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Money and The Wall Street Journal. A Fund may compare its performance to other investments or relevant indexes including, but not limited to, the following: High Yield Bond -- First Boston High Yield Index, Salomon Brothers High Yield Cash Pay Index and Lehman Brothers Government/Corporate Bond Index; High Yield Bond and Core Fixed Income -- Lehman Brothers Aggregate Bond Index; Core Fixed Income and Long-Term Mortgage-Backed Securities -- Salomon Brothers Broad Investment Grade Index; Long-Term Mortgage-Backed Securities -- Lehman Brothers Mortgage-Backed Securities Index; Mortgage-Backed Securities -- Salomon Brothers Three Month Treasury Bill Benchmark and Salomon Brothers One Year U.S. Treasury Bill Index; Convertible Securities -- First Boston Convertible Index, NASDAQ Composite and Standard & Poor's 500 w/income; Core Equity -- Standard & Poor's 500; Small Cap Growth - National Association of Securities Dealers Automated Quotations System, Lipper Small Company Gross Average and Russell 2000; Earnings Momentum -- Standard & Poor's 500, Standard & Poor's Midcap 400, and the Russell 2000; Mid-Cap Growth -- Standard & Poor's Midcap 400, Russell Midcap Index, and the Wilshire Midcap Index; Asia Pacific Equities - Morgan Stanley Combined Far East ex Japan Index; Emerging Markets Equities -- International Finance Corporation Emerging Markets Equities Composite Global Total Return Investable Index; European Equities -- Morgan Stanley Capital International European Equities; International Equities -- Morgan Stanley Combined Far East ex Japan Index, Morgan Stanley Capital International

European Equities and Tokyo Stock Exchange First Section Index; Japanese Equities -- Tokyo Stock Exchange First Section Index; Latin America Equities -- Baring Securities Emerging Markets Equities Index, International Finance Corporation Latin America Investable Index, and Morgan Stanley Capital International Latin America Index; and Money Market -- Donoghue's Money Fund Average(TM) and the average yields reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

                              FINANCIAL STATEMENTS

     Set forth on the following pages are certain financial statements of the Funds.

                            TCW GALILEO FUNDS, INC.


                                                                   ANNUAL REPORT

                                                                OCTOBER 31, 1995

                                                         TCW GALILEO FUNDS, INC.

TABLE OF CONTENTS
-----------------

Letter to Shareholders.....................................................   3

Schedule of Investments:
  TCW Galileo Money Market Fund............................................   4
  TCW Galileo High Grade Fixed Income Fund.................................   6
  TCW Galileo High Yield Bond Fund.........................................   9
  TCW Galileo Mortgage Backed Securities Fund..............................  15
  TCW Galileo Long-Term Mortgage Backed Securities Fund....................  18
  TCW Galileo Core Equity Fund.............................................  20
  TCW Galileo Earnings Momentum Fund.......................................  23
  TCW Galileo Smal1 Cap Growth Fund........................................  29
  TCW Galileo Asia Pacific Equity Fund.....................................  34
  TCW Galileo Emerging Markets Fund........................................  38
  TCW Galileo Latin America Equity Fund....................................  46

Statements of Assets and Liabilities.......................................  49
Statements of Operations...................................................  53
Statements of Changes in Net Assets........................................  57
Notes to Financial Statements..............................................  68
Financial Highlights.......................................................  75
Independent Auditors' Report...............................................  87

                    THIS PAGE IS INTENTIONALLY LEFT BLANK.

                                                         TCW GALILEO FUNDS, INC.


TO OUR SHAREHOLDERS
-------------------

We are pleased to submit the October 31, 1995 Annual Report for the TCW Galileo Funds. The Galileo Mutual Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front-end loads, 12b-1 or deferred sales charges. Additionally, the Funds are supported by TCW's unique depth and breadth of portfolio management and unparalleled personal services.

In fiscal 1995, we witnessed dramatic increases in the domestic stock and bond markets. Equities were fueled by lower interest rates, slower economic growth and strong corporate profits, while the fixed income market recovered sharply, with interest rates declining in anticipation of a possible shift in Fed policy from tightening to easing. Abroad, emerging markets continued to experience turbulence as a result of the Mexican peso devaluation. For the coming fiscal year, the Funds have been positioned to benefit from improving conditions in emerging markets as well as from domestic economic growth at a moderate, non-inflationary pace as the general level of interest rates continues to decline. Below is a summary of each Fund's net asset value and returns through October 31, 1995.

                                  Net Asset Value                          Total Return - Annualized
                                     per Share                                As of October 31, 1995
                                  ---------------      -------------------------------------------------------------------------
                                                        Latest Twelve
                                    October 31,          Months Ended           Latest             Since          Inception
                                       1995            October 31, 1995        5 Years           Inception          Date
                                  ---------------      ----------------        --------          ---------       ----------
TCW Galileo Money Market Fund         $ 1.00                  5.67%               4.65%             5.88%         07/14/88

TWC Galileo High Grade Fixed
  Income Fund                           9.61                 13.92                8.39 /(1)/        8.09 /(1)/    01/01/90 /(2)/

TCW Galileo High Yield Bond Fund        9.74                 14.65               15.47 /(1)/       11.21 /(1)/    02/01/89 /(2)/

TCW Galileo Mortgage Backed
  Securities Fund                       9.58                 10.16                6.61 /(1)/        6.96 /(1)/    02/01/90 /(2)/

TCW Galileo Long-Term Mortgage
  Backed Securities Fund                9.56                 16.84                                  5.37          07/17/93

TCW Core Equity Fund                   13.69                 18.85                                 14.91 /(1)/    07/01/91 /(2)/

TCW Galileo Earnings
  Momentum Fund                        11.47                 14.76                                 14.34 /(1)/    05/01/93 /(2)/

TCW Galileo Small Cap
  Growth Fund                          13.53                 49.89               26.43 /(1)/       18.86 /(1)/    12/01/89 /(2)/

TCW Galileo Asia Pacific
  Equity Fund                           8.67                (10.98)                                18.91 /(1)/    04/01/93 /(2)/

TCW Galileo Emerging Markets
  Equity Fund                           7.19                (26.11)                                 3.80 /(1)/    06/01/93 /(2)/

TCW Galileo Latin America
  Equity Fund                           7.92                (40.95)                                 6.36 /(1)/    07/01/91 /(2)/

/(1)/ Performance data includes the performance of the predecessor limited partnership for periods before the TCW Galileo Funds' registration became effective. The predecessor limited partnerships were not registered under the Investment Company Act of 1940 ("1940 Act") and, therefore were not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnerships had been registered under the 1940 Act, the limited partnership's performance may have been adversely affected.

/(2)/ Inception date of predecessor limited partnership.


TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds. Please call your Account Representative or our Shareholder Relations Department at (800) FUND TCW [(800) 386-3829] if you have any questions or would like further information on the TCW Galileo Funds.

Very truly yours,



/s/ MARC I. STERN
---------------------
Marc I. Stern
Chairman of the Board

December 19, 1995

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Money Market Fund
                                                                 October 31,1995

SCHEDULE OF INVESTMENTS
-----------------------

 Principal
   Amount       INVESTMENTS                                                    Value
-----------     -----------                                                 ------------
                AGENCY FIXED INCOME SECURITIES (13.4% of Net Assets)
$ 1,000,000     Federal Farm Credit Bank, 5.95%, due 02/23/96               $    981,158
  5,000,000     Federal Farm Credit Bank, 6.1%, due 11/01/95                   5,000,000
  2,400,000     Federal Home Loan Bank, 5.35%, due 10/21/96                    2,273,383
  2,000,000     Federal Home Loan Mortgage Corp., 5.57%, due 01/02/96          1,980,815
  1,315,000     Federal Home Loan Mortgage Corp., 5.85%, due 11/01/95          1,315,000
                                                                             -----------
                TOTAL AGENCY FIXED INCOME SECURITES (Cost: $11,550,356)       11,550,356
                                                                             -----------
                COMMERCIAL PAPER (69.4%)
  2,000,000     American Express Credit Corp., 5.65%, due 12/11/95             1,987,444
  2,000,000     Ameritech Corp., 5.51%, due 03/08/96                           1,960,818
  1,500,000     Ameritech Corp., 5.67%, due 12/22/95                           1,487,951
  2,500,000     Barclay's U.S. Funding Corp., 5.68%, due 01/12/96              2,471,600
  2,000,000     BellSouth Telecommunications, Inc., 5.7%, due 11/07/95         1,998,100
  2,000,000     Ciesco L.P., 5.55%, due 01/19/96                               1,975,642
  1,500,000     Ciesco L.P., 5.63%, due 11/02/95                               1,499,765
  3,000,000     CIT Group Holdings, Inc., 5.72%, due 11/06/95                  2,997,617
  3,000,000     Commercial Credit Company, 5.74%, due 11/22/95                 2,989,955
  2,000,000     Florida Power Corp.,5.73%, due 11/06/95                        1,998,408
  3,000,000     Ford Motor Credit Co., 5.61%, due 12/18/95                     2,978,028
  2,000,000     General Electric Capital Corp., 5.72%, due 11/14/95            1,995,869
  1,000,000     Hartford Steam Boiler Inspection & Insurance Company,
                  5.75%, due 11/03/95                                            999,681
  1,000,000     Hartford Steam Boiler Inspection & Insurance Company
                  5.71%, due 12/20/95                                            992,228
  1,000,000     Illinois Tool Works, Inc., 5.74%, due 11/07/95                   999,043
  2,000,000     Intel Corp., 5.7%, due 11/10/95                                1,997,150
  2,415,000     Metlife Funding, Inc., 5.71%, due 11/17/95                     2,408,871
  2,000,000     Pacific Mutual Life Insurance Company, 5.675%, due 11/07/95    1,998,108
  1,000,000     Pitney-Bowes Credit Corp., 5.66%, due 11/13/95                   998,113
  1,400,000     Pitney-Bowes Credit Corp, 5.75%, due 11/28/95                  1,393,963
  3,000,000     Prudential Funding Corp, 5.7%, due 11/13/95                    2,994,300
  1,000,000     Prudential Funding Corp,5.73%, due 11/13/95                      998,090
  2,000,000     SAFECO Credit Company, 5.66%, due 11/13/95                     1,996,227
  1,470,000     Sara Lee Corp., 5.71%, due 11/17/95                            1,466,270

See accompanying Notes to Financial Statements.

TCW Galileo Money Market Fund

-----------------------------------

 Principal
   Amount       INVESTMENTS                                                    Value
-----------     -----------                                                 ------------
                COMMERCIAL PAPER (Continued)
$ 1,000,000     Toyota Motor Credit Corp., 6.15%, due 12/29/95               $   990,092
  3,000,000     Toyota Motor Credit Corp., 6.4%, due 11/13/95                  2,993,600
  3,000,000     Transamerica Finance Corp., 5.72%, due 11/20/95                2,990,943
  3,000,000     United Parcel Service of America, Inc., 5.71%, due 11/03/95    2,999,048
  1,980,000     USAA Capital Corp., 5.73%, due 11/10/95                        1,977,164
  2,390,000     Walmart Stores, Inc., 5.65%, due 12/22/95                      2,370,870
                                                                             -----------
                TOTAL COMMERCIAL PAPER (Cost: $59,904,958)                    59,904,958
                                                                             -----------
                CORPORATE FIXED INCOME SECURITIES (17.3%)
  1,720,000     American General Finance Corp., 5%, due 06/15/96               1,710,164
  2,000,000     American General Finance Corp., 8.875%, due 03/15/96           2,020,321
  1,500,000     Associates Corp. of North America, MTN, 4.94%, due 04/02/96    1,493,845
  1,000,000     Associates Corp. of North America, MTN, 8.75%, due 04/04/96    1,009,920
  2,500,000     Associates Corp. of North America, 4.5%, due 02/15/96          2,487,774
  1,500,000     Bank of New York - Delaware, MTN, 6%, due 09/26/96             1,499,903
  4,750,000     Smithkline Beecham Corp., MTN, 5.25%, 01/26/96                 4,743,473
                                                                             -----------
                TOTAL CORPORATE FIXED INCOME SECURITIES (Cost: $14,965,400)   14,965,400
                                                                             -----------
                SHORT-TERM INVESTMENTS (Cost: $1,260) (0.0%)
                --------------------------------------------
      1,260     Bank of New York Depositary Reserve, 5%, due 11/01/95              1,260
                                                                             -----------
                TOTAL INVESTMENTS (Cost: $86,421,974) (100.1%)                86,421,974

                LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)                   (119,680)
                                                                             -----------
                NET ASSETS (100%)                                            $86,302,294
                                                                             ===========

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo High Grade Fixed Income Fund
                                                                October 31, 1995

SCHEDULE OF INVESTMENTS
-----------------------

 Principal
   Amount       FIXED INCOME SECURITIES                                        Value
-----------     -----------------------                                     ------------
                ASSET-BACKED SECURITIES (4.1% of Net Assets)
$   212,841     AFC Home Equity Loan Trust, Series 1993-2, Class A,
                  6%, due 01/20/13                                          $    208,287
    198,849     AFC Home Equity Loan Trust, Series 1992-4, Class A,
                  6.2%, due 09/15/07                                             197,397
    501,436     Old Stone Credit Corp Home Equity Trust 1992-4A
                6.55%, due 11/25/07                                              500,118
    598,639     UCFC Home Equity Loans 1993-D, Class A-l,
                5.45%, due 07/10/13                                              584,547
                                                                             -----------
                TOTAL ASSET-BACKED SECURITIES (Cost: $1,530,420)               1,490,349
                                                                             -----------
                FEDERAL AGENCY OBLIGATIONS
                  AGENCY PASS-THROUGHS (32.7%)

    963,241     Federal National Mortgage Association,
                  Pool #190264, 8%, due 07/01/24                                 987,919
  1,619,494     Federal National Mortgage Association,
                  Pool #290364, 8%, due 11/01/24                               1,660,986
    315,247     Federal National Mortgage Association,
                  Pool #304278, 8%, due 02/01/25                                 323,324
    887,512     Federal National Mortgage Association,
                  Pool #307103, 8%, due 03/01/25                                 910,250
  l,971,142     Government National Mortgage Association,
                  Pool #356363, 7%, due 06/15/23                               1,959,434
     29,142     Government National Mortgage Association,
                  Pool #346662, 7%, due 07/15/23                                  28,969
    892,084     Government National Mortgage Association,
                  Pool #376466, 7%, due 04/15/24                                 886,785
    969,377     Government National Mortgage Association,
                  Pool #780030, 7%, due 06/15/24                                 967,254
  1,004,850     Government National Mortgage Association,
                  Pool #395887, 7.5%, due 10/15/25                             1,018,978
  1,000,000     Government National Mortgage Association,
                  Pool #414693, 7.5%, due 10/15/25                             1,014,060
  1,995,249     Government National Mortgage Association,
                  Pool #409862, 8.5%, due 06/15/25                             2,078,171
                                                                             -----------
                TOTAL FEDERAL AGENCY OBLIGATIONS-
                AGENCY PASS-THROUGHS (Cost: $11,554,891)                      11,836,130
                                                                             -----------
                FINANCIAL (1.6%)
    500,000     American General Finance Corp., 7.25%, due 05/15/05              518,750
     60,000     Security Pacific Corp., 11.5%, due 11/15/00                       72,525
                                                                             -----------
                TOTAL FINANCIAL (Cost: $577,629)                                 591,275
                                                                             -----------

See accompanying Notes to Financial Statements.

TCW GALILEO HIGH GRADE FIXED INCOME FUND

-----------------------------------


Principal
Amount          FIXED INCOME SECURITIES                                             Value
---------       -----------------------                                          ----------
                INDUSTRIAL (11.1%)
$   200,000     Carnival Cruise Lines, Inc., 7.2%, due 10/01/23                  $   198,000
    200,000     General Motors Corp., 9.125%, due 07/15/01                           224,750
  1,000,000     General Motors Corp., 9.4%, due 07/15/21                           1,241,250
  1,000,000     International Paper Company, 8.125%, due 06/15/24                  1,083,750
  1,000,000     Northrop Grumman Corp., 9.375%, due 10/15/24                       1,168,750
    100,000     Whirlpool Corp., 9.1%, due 03/15/04                                  115,125
                                                                                 -----------
                TOTAL INDUSTRIAL (Cost: $3,611,532)                                4,031,625
                                                                                 -----------
                RETAIL (4.0%)
  1,000,000     May Department Stores Company, 8.375%, due 08/01/24                1,108,750
     90,000     May Department Stores Company, 9.75%, due 02/15/21                   116,437
    200,000     J. C. Penney Company, Inc., 9.05%, due 03/01/01                      224,250
                                                                                 -----------
                TOTAL RETAIL (Cost: $1,297,652)                                    1,449,437
                                                                                 -----------
                TRANSPORTATION (COST: $1,127,182) (3.4%)
  1,150,000     United Air Lines, 9.56%, due 10/19/18                              1,235,042
                                                                                 -----------
                U.S. TREASURY OBLIGATIONS (37.0%)
    710,000     United States Treasury Bonds, 8.125%, due 08/15/21                   858,972
  1,480,000     United States Treasury Bonds, 10.75%, due 08/15/05                 1,983,052
    750,000     United States Treasury Notes, 6.25%, due 08/31/00                    765,075
  1,200,000     United States Treasury Notes, 7.5%, due 05/15/02                   1,303,464
  5,435,000     United States Treasury Notes, 7.5%, due 02/15/05                   5,992,794
  2,385,000     United States Treasury Notes, 8.125%, due 02/15/98                 2,508,686
                                                                                 -----------
                TOTAL U. S. TREASURY OBLIGATIONS
                  (Cost: $13,076,142)                                             13,412,043
                                                                                 -----------
                UTILITY - ELECTRIC & GAS (2.4%)
    600,000     ANR Pipeline, 9.625%, due 11/01/21                                   750,000
     90,000     Chugach Electric Association Services A, 9.14 %, due 03/15/22        101,700
                                                                                 -----------
                TOTAL UTILITY - ELECTRIC & GAS
                  (Cost: $832,204)                                                   851,700
                                                                                 -----------
                TOTAL FIXED INCOME SECURITIES
                  (COST: $33,607,652) (96.3%)                                     34,897,601
                                                                                 -----------



See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.




                                                                October 31, 1995





  Principal
   Amount      FIXED INCOME SECURITIES                                 Value
-------------  -----------------------                                 -----
               SHORT-TERM INVESTMENTS (COST $1,046,659) (2.9%)

$1,046,659     Bank of New York Depositary Reserve, 5%, due 11/01/95  $ 1,046,659
                                                                      -----------
               TOTAL INVESTMENTS (COST: $34,654,311) (99.2%)           35,944,260

               EXCESS OF OTHER ASSETS OVER LIABILITIES (0.8%)             291,670
                                                                      -----------
               NET ASSETS (100%)                                      $36,235,930
                                                                      ===========


See accompanying Notes to Financial Statements.

TCW Galileo High Yield Bond Fund

SCHEDULE OF INVESTMENTS
-----------------------

  Principal
   Amount       CORPORATE FIXED INCOME SECURITIES                               Value
------------    ---------------------------------                            -----------
                CONSUMER STAPLES (12.6% OF NET ASSETS)
                FOOD AND DRUG RETAILING (2.7%)
$   125,000     Dominick's Finer Foods, 10.875%, due 05/01/05                $   131,563
    321,000     Homeland Stores, Inc., Series C, 12.25%, due 03/01/99            166,920
  1,000,000     Penn Traffic Company, 10.25%, due 02/15/02                       913,750
    560,000     Ralphs Grocery Company, 10.45%, due 06/15/04                     561,400
    710,000     Ralphs Grocery Company, 11%, due 06/15/05                        685,150
                                                                             -----------
                Total Food and Drug Retailing                                  2,458,783
                                                                             -----------

                HEALTHCARE AND HOSPITAL MANAGEMENT (4.2%)
    940,000     Dade International, Inc., 13%, due 02/01/05                    1,024,600
    760,000     Integrated Health Services, Inc., 10.75%, due 07/15/04           809,400
    120,000     Integrated Health Services, Inc., 9.625%, due 05/31/02           121,800
    855,000     Ornda Healthcorp, 12.25%, due 05/15/02                           940,500
    950,000     Tenet Healthcare Corp., 10.125%, due 03/01/05                  1,021,250
                                                                             -----------
                    Total Healthcare and Hospital Management                   3,917,550
                                                                             -----------

                OTHER CONSUMER STAPLES (5.7%)
    590,000     American Safety Razor Company, (144A), 9.875%, due 08/01/05      592,950  *
    885,000     Chiquita Brands, Inc., 9.125%, due 03/01/04                      885,000
    475,000     Cott Corp., 9.375%, due 07/01/05                                 484,500
  1,185,000     Curtice-Burns Foods, Inc., 12.25%, due 02/01/05                1,229,438
    950,000     Foodbrands America, Inc., 9.75%, due 07/15/00                    926,250
    590,000     La Petite Holdings, Inc., 9.625%, due 08/01/01                   522,150
    250,000     Revlon Consumer Products Corp., 9.5%, 06/01/99                   253,437
    395,000     Specialty Foods Corp., 10.25%, due 08/15/01                      363,400
                                                                             -----------
                    Total Other Consumer Staples                               5,257,125
                                                                             -----------
                    TOTAL CONSUMER STAPLES (Cost: $11,624,442)                11,633,458
                                                                             -----------

                CONSUMER CYCLICALS (33.7%)
                AUTO PARTS AND EQUIPMENT (0.8%)
    740,000     Motorwheel Corp., 11.5%, due 03/01/00                            695,600
                                                                             -----------

* Restricted security. (See Note 6)

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                October 31, 1995

  Principal
   Amount       CORPORATE FIXED INCOME SECURITIES                               Value
------------    ---------------------------------                            -----------
                ENTERTAINMENT AND LEISURE (8.6%)
$   860,000     AMC Entertainment, Inc., 11.875%, due 08/01/00               $   936,325
    915,000     Aztar Corp., 11%, due 10/01/02                                   896,700
    485,000     Aztar Corp., 13.75%, due 10/01/04                                523,800
    900,000     Bally's Grand, Inc., Series B, 10.375%, due 12/15/03             897,750
  1,135,000     Bally's Park Place, Inc., 9.25%, due 03/15/04                  1,119,394
  1,150,000     California Hotel Finance Corp., 11%, due 12/01/02              1,201,750
    950,000     Griffin Gaming, Inc., Variable Rate, due 06/30/00                855,000
  1,060,000     Harrah's Operations, Inc., 10.875%, due 04/15/02               1,158,050
    325,000     United Artists Theatre Circuit, Inc., 11.5%, due 05/01/02        347,750
                                                                             -----------
                Total Entertainment and Leisure                                7,936,519
                                                                             -----------

                LODGING (3.0%)
    750,000     John Q. Hammons Hotels, L.P., 8.875%, due 02/15/04               727,500
    725,000     La Quinta Motor Inns, 9.25%, due 05/15/03                        768,500
  1,260,000     Red Roof Inns, Inc., Series B, 9.625%, due 12/15/03            1,253,700
                                                                             -----------
                    Total Lodging                                              2,749,700
                                                                             -----------

                MEDIA (10.2%)
  1,200,000     Ackerley Communications, Inc., 10.75%, due 10/01/03            1,260,000
    850,000     Argyle Television, Inc., 9.75%, due 11/01/05                     847,875
    500,000     Century Communications Corp., 9.5% , due 08/15/00                510,000
    500,000     Comcast Corp., 9.125%, due 10/15/06                              508,750
    400,000     Comcast Corp., 9.375%, due 05/15/05                              410,000
    685,000     Continental Cablevision, Inc., 8.875%, due 09/15/05              717,538
  1,085,000     Garden State Newspaper Company, 12%, due 07/01/04              1,087,712
    870,000     Heritage Media Corp., 11%, due 06/15/02                          933,075
    800,000     Jones Intercable, Inc., 11.5%, due 07/15/04                      878,000
    695,000     K-III Communications Corp., 10.625%, due 05/01/02                741,912
    950,000     Rogers Cablesystems, 10%, due 03/15/05                           995,125
    635,000     Telemundo Group, Inc., 10.25%, due 12/30/01                      603,250
                                                                             -----------
                    Total Media                                                9,493,237
                                                                             -----------

                RESTAURANTS (1.7%)
  1,040,000     Flagstar Companies, Inc., 10.75%, due 09/15/01                   967,200
    465,000     Flagstar Companies, Inc., 10.875%, due 12/01/02                  423,150
    200,000     Foodmaker, Inc., 9.25%, due 03/01/99                             185,000
                                                                             -----------
                    Total Restaurants                                          1,575,350
                                                                             -----------

See accompanying Notes to Financial Statements.

TCW Galileo High Yield Bond Fund

-----------------------------------

 Principal
   Amount       CORPORATE FIXED INCOME SECURITIES                               Value
-----------     ---------------------------------                            -----------
                RETAILERS (3.4%)
$ 1,130,000     Brylane, L.P., 10%, due 09/01/03                             $ 1,050,900
    500,000     Finlay Fine Jewelry, Inc., 10.625%, due 05/01/03                 493,125
    815,000     Hills Stores Company, 10.25%, due 09/30/03                       709,050
  1,025,000     Orchard Supply Hardware Stores Corp., 9.375%, due 02/15/02       940,438
                                                                             -----------
                    Total Retailers                                            3,193,513
                                                                             -----------

                TEXTILES AND APPAREL (3.0%)
    765,000     Ithaca Industries, Inc., 11.125%, due 12/15/02                   673,200
    920,000     Reeves Industries, Inc., 11%, due 07/15/02                       901,600
    360,000     Salant Corp., 10.5%, due 12/31/98                                313,200
  1,040,000     United States Leather, Inc., 10.25%, due 07/31/03                852,800
                                                                             -----------
                    Total Textiles and Apparel                                 2,740,800
                                                                             -----------

                TRANSPORTATION (1.9%)
    810,000     International Shipholding Corp., 9%, due 07/01/03                810,000
    680,000     Moran Transportation, Inc., 11.75%, due 07/15/04                 635,800
    101,488     US Air, Inc., Equipment Trust Certificate 90-A, 11.2%,
                  due 03/19/05                                                    96,413
    230,000     US Air, Inc., Senior Secured Pass Thru Certificate,
                  9.625%, due 09/01/03                                           218,500
                                                                             -----------
                    Total Transportation                                       1,760,713
                                                                             -----------

                OTHER CONSUMER CYCLICALS (1.1%)
  1,050,000     Sealy Corp., 9.5%, due 05/01/03                                1,053,936
                                                                             -----------

                TOTAL CONSUMER CYCLICALS (Cost: $31,396,830)                  31,199,368
                                                                             -----------

                BASIC MATERIALS (16.8%)
                CHEMICALS (3.2%)
    320,000     Borden Chemical and Plastics, L.P., 9.5%, due 05/01/05           328,000
  1,275,000     NL Industries, Inc., 11.75%, due 10/15/03                      1,354,688
  1,300,000     Sherritt Gordon Limited, 9.75%, due 04/01/03                   1,326,000
                                                                             -----------
                    Total Chemicals                                            3,008,688
                                                                             -----------

                ENERGY (3.6%)
    815,000     Energy Ventures, Inc., 10.25%, due 03/15/04                      849,637
    970,000     Flores and Rucks, Inc., 13.5%, due 12/01/04                    1,086,400
  1,270,000     Maxus Energy Corp., 9.875%, due 10/15/02                       1,254,125
    120,000     Tuboscope Corp., 10.75%, due 04/15/03                            121,200
                                                                             -----------
                    Total Energy                                               3,311,362
                                                                             -----------

See accompanying Notes to Financial Statements.

                                                        TCW GALILEO FUNDS, INC.

                                                                OCTOBER 31, 1995

 Principal
   Amount       CORPORATE FIXED INCOME SECURITIES                               Value
-----------     ---------------------------------                            -----------
                FOREST PRODUCTS AND PAPER (6.7%)
$   740,000     Container Corporation of America, 9.75%, due 04/01/03        $   743,700
    350,000     Container Corporation of America, 10.75%, due 05/01/02           365,750
    500,000     Container Corporation of America, 11.25%, due 05/01/04           526,250
    900,000     Malette, Inc., 12.25%, due 07/15/04                            1,005,750
    865,000     Rainy River Forest Products, Inc., 10.75%, due 10/15/01          951,500
    995,000     Repap Wisconsin, Inc., 9.25%, due 02/01/02                       966,394
    790,000     Stone Consolidated Corp., 10.25%, due 12/15/00                   843,325
    800,000     Stone Container Corp., 10.75%, due 10/01/02                      838,000
                                                                             -----------
                    Total Forest Products and Paper                            6,240,669
                                                                             -----------

                METALS AND MINING (3.3%)
    850,000     Carbide Graphite Group, Inc., 11.5%, due 09/01/03                918,000
    990,000     Northwestern Steel and Wire Company, 9.5%, due 06/15/01          970,200
  1,235,000     Republic Engineering Steel, 9.875%, due 12/15/01               1,139,288
                                                                             -----------
                    Total Metals and Mining                                    3,027,488
                                                                             -----------
                TOTAL BASIC MATERIALS (Cost: $14,894,562)                     15,588,207
                                                                             -----------

                INDUSTRIAL (23.9%)
                BUSINESS SERVICES AND DISTRIBUTORS (7.9%)
  1,320,000     Big Flower Press, Inc., 10.75%, due 08/01/03                   1,399,200
  1,055,000     Earle M. Jorgensen Company, 10.75%, due 03/01/00               1,012,800
    900,000     Envirosource, Inc., 9.75%, due 06/15/03                          804,375
  1,165,000     Fleming Companies, Inc., 10.625%, due 12/15/01                 1,229,075
  1,265,000     Mid-American Waste Systems, Inc., 12.25%, due 02/15/03         1,277,650
  1,050,000     Webcraft Technologies, Inc., 9.375%, due 02/15/02                992,250
    610,000     Williamhouse Regency of Delaware, Inc., 11.5%, due 06/15/05      616,100
                                                                             -----------
                    Total Business Services and Distributors                   7,331,450
                                                                             -----------
                CAPITAL GOODS (0.8%)
    855,000     Terex Corp., Units, (144A), 13.75%, due 05/15/02                 724,613  *
                                                                             -----------

                COMMUNICATION SERVICES (5.3%)
    755,000     MFS Communications, Inc., 0/9.375%, Step-up, due 01/15/04        586,069
  1,115,000     Mobile Telecommunications Corp., 13.5%, due 12/15/02           1,257,162
    415,000     Paging Network, Inc., 11.75%, due 05/15/02                       458,056
    500,000     Pan Am Sat, L.P., 9.75%, due 08/01/00                            525,000
    830,000     Rogers Cantel Mobile Communications, Inc., 10.75%,
                  due 11/01/01                                                   869,425
    940,000     Telex Communications, Inc., 12%, due 07/15/04                    972,900
    205,000     USA Mobile Communications, Inc., 9.5%, due 02/01/04              195,263
                                                                             -----------
                    Total Communication Services                               4,863,875
                                                                             -----------

* Restricted security. (See Note 6)

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

-----------------------------------

 Principal
   Amount       CORPORATE FIXED INCOME SECURITIES                               Value
-----------     ---------------------------------                            -----------
                CONTAINERS AND PACKAGING (2.1%)
$   830,000     Plastic Containers, Inc., 10.75%, due 04/01/01               $   863,200
  1,110,000     Sweetheart Cup Corp., 9.625%, due 09/01/00                     1,110,000
                                                                             -----------
                    Total Containers and Packaging                             1,973,200
                                                                             -----------
                MISCELLANEOUS MANUFACTURING (7.8%)
    580,000     American Rice, Inc. 13%, due 07/31/02                            545,200
    500,000     BE Aerospace, 9.75%, due 03/01/03                                501,250
    570,000     Communications and Power Industries, Inc.,
                  (144A), 12%, due 08/01/05                                      582,825  *
    420,000     Dictaphone Corp., 11.75%, due 08/01/05                           417,900
  1,156,000     Foamex L.P., 9.5%, due 06/01/00                                1,156,000
    695,000     NEWFLO Corp., 13.25%, due 11/15/02                               712,375
  1,115,000     PMI Acquisition Corp., 10.25%, due 09/01/03                    1,142,875
    955,000     Talley Manufacturing and Technology, Inc.,
                  10.75%, due 10/15/03                                           964,550
  1,100,000     Waters Corp., Series B, 12.75%, due 09/30/04                   1,210,000
                                                                             -----------
                    Total Miscellaneous Manufacturing                          7,232,975
                                                                             -----------
                TOTAL INDUSTRIAL (Cost: $21,548,745)                          22,126,113
                                                                             -----------

                CREDIT SENSITIVE (6.0%)
                FINANCIAL SERVICES AND INSTITUTIONS (4.9%)
    560,000     American Annuity Group, Inc., 11.125%, due 02/01/03              604,800
  1,150,000     Bankers Life Holding Corp., 13%, due 11/01/02                  1,311,000
  1,250,000     CDV Acquisition, 9.75%, due 02/15/03                           1,293,750
    630,000     Reliance Group Holdings, Inc., 9%, due 11/15/00                  642,600
    690,000     Trizec Finance Corp., 10.875%, due 10/15/05                      697,762
                                                                             -----------
                    Total Financial Services and Institutions                  4,549,912
                                                                             -----------

                UTILITIES (1.1%)
    578,946     Midland Cogeneration Ventures, L.P., Series
                  C-91, 10.33%, due 07/23/02                                     604,998
    129,875     Midland Cogeneration Ventures, L.P., Series
                  C-94, 10.33%, due 07/23/02                                     135,719
    290,000     Texas New Mexico Power, 10.75%, due 09/15/03                     306,719
                                                                             -----------
                    Total Utilities                                            1,047,436
                                                                             -----------
                TOTAL CREDIT SENSITIVE  (Cost: $5,445,992)                     5,597,348
                                                                             -----------

                MULTI-INDUSTRY (1.5%)
    660,000     Bell and Howell Group, Inc., 10.75%, due 10/01/02                706,200
    730,000     Valcor, Inc., 9.625%, due 11/01/03                               678,900
                                                                             -----------
                TOTAL MULTI-INDUSTRY (Cost: $1,411,726)                        1,385,100
                                                                             -----------

                TOTAL CORPORATE FIXED INCOME SECURITIES
                  (COST: $86,322,297) (94.5%)                                 87,529,594
                                                                             -----------

* Restricted security. (See Note 6)

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                October 31, 1995

 Principal
   Amount       U.S. TREASURY                                                   Value
-----------     -------------                                                ------------
$    58,000     U.S. Treasury Security Stripped, due 02/15/96                $    57,085
     58,000     U.S. Treasury Security Stripped, due 08/15/96                     55,411
     58,000     U.S. Treasury Security Stripped, due 02/15/97                     54,054
     58,000     U.S. Treasury Security Stripped, due 08/15/97                     52,589
     58,000     U.S. Treasury Security Stripped, due 02/15/98                     51,036
     58,000     U.S. Treasury Security Stripped, due 08/15/98                     49,582
     58,000     U.S. Treasury Security Stripped, due 02/15/99                     48,127
                                                                             -----------
                TOTAL U.S. TREASURY SECURITIES
                  (COST: $357,511) (0.4%)                                        367,884
                                                                             -----------
   Number of
Shares, Rights
 or Warrants    EQUITY SECURITIES
--------------  -----------------
     21,420     Edisto Resources Corp., (Restricted Security), Common Stock      117,810  *  **
        300     Haynes International Corp., (Private Placement), Common Stock        300  *  **
        100     PST Holdings, Inc., Common Stock                                     100  **
      3,654     Salant Corp., Common Stock                                        15,073  **
        555     Terex Corp., Stock Appreciation Rights, (144A),
                  expires 07/31/96                                                    56  *  **
        429     Terex Corp., Stock Appreciation Rights, expires 07/01/97              21  **
     17,349     Transamerican Refining, Warrants, expires 02/15/02                60,721  **
                                                                             -----------
                TOTAL EQUITY SECURITIES (COST: $258,193) (0.2%)                  194,081
                                                                             -----------
  Principal
   Amount       SHORT-TERM INVESTMENTS (COST: $2,169,101) (2.3%)
-----------     ------------------------------------------------
$ 2,169,101     Bank of New York Depositary Reserve, 5%, due 11/01/95          2,169,101
                                                                             -----------

                TOTAL INVESTMENTS (COST $89,107,102) (97.4%)                  90,260,660

                EXCESS OF OTHER ASSETS OVER LIABILITIES (2.6%)                 2,391,701
                                                                             -----------

                NET ASSETS (100%)                                            $92,652,361
                                                                             ===========

*   Restricted security. (See Note 6)

**  Non-income producing.

See accompanying Notes to Financial Statements.

TCW Galileo Mortgage Backed Securities Fund


SCHEDULE OF INVESTMENTS
-----------------------


 Principal
  Amount        FIXED INCOME SECURITIES                                                           Value
----------      -----------------------                                                        -----------

               COLLATERALIZED MORTGAGE OBLIGATIONS -
                FIXED RATE (28.1% OF NET ASSETS)

$     2,130    CMO Mortgage Investors Trust (5-J), 1225.2%, due 12/22/20, (I/O)                $    59,282
      3,565    CMO Mortgage Investors Trust (6-J), 1752.4%, due 02/22/21, (I/O)                    121,648
  1,867,461    Federal Home Loan Mortgage Corp. (1238-E), 6.5%, due 02/15/04, (PAC)              1,864,286
  3,767,254    Federal Home Loan Mortgage Corp. (1298-E), 7%, due 06/15/04, (PAC)                3,777,576
  1,439,168    Federal Home Loan Mortgage Corp. (1087-G), 8.5%, due 08/15/20, (PAC)              1,466,857
  1,534,527    Federal National Mortgage Association (93-201-BA), 4.625%, due 0/25/08, (PAC)     1,513,535
    750,000    Federal National Mortgage Association (92-152-K), 7%, due 04/25/99                  758,558
  9,000,000    Federal National Mortgage Association (91-83-G), 8.8%, due 11/25/19, (PAC)        9,117,720
    837,274    Prudential Home Mortgage Securities (92-36-A2), 6.5%, due 11/25/99, (PAC)           833,950
  3,158,037    Ryland Acceptance Corporation Four (63-D), 8.75%, due 04/01/19                    3,290,706
     73,768    Ryland Acceptance Corporation Four (61-A), 8.9%, due 12/01/08                        73,768
  1,604,041    Sears Mortgage Securities (88-A-A2), 0.656%, due 05/25/18, (I/O)                     15,880
                                                                                               -----------
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS -
                FIXED RATE (Cost: 24,195,667)                                                   22,893,766
                                                                                               -----------
               COLLATERALIZED MORTGAGE OBLIGATIONS -
                VARIABLE RATE (25.6%)
    118,754    Columbia Savings and Loan (88-1A), 6.606%, due 08/25/18                             118,160
  3,260,472    Federal Home Loan Mortgage Corp. (1573-GC), 8.562%, due 01/15/23, (I/F)           2,230,065
    166,625    Guardian Savings and Loan Association (88-1-A), 6.68%, due 07/25/18                 141,631
    372,988    Guardian Savings and Loan Association (88-3-A), 7.127%, due 11/25/18                317,040
    400,155    Guardian Savings and Loan Association (89-3-A), 7.731%, due 05/25/19                340,132
  2,036,270    Guardian Savings and Loan Association (89-5-A), 8.063%, due 07/25/19              1,934,457
  1,981,541    Guardian Savings and Loan Association (89-4-A), 8.263%, due 07/25/19              1,882,464
    102,256    Merrill Lynch Trust (26-B), 6.638%, due 07/01/16                                    102,831
    368,948    Residential Funding Mortgage Securities I (89-4B-B), 6.051%, due 07/25/19           359,033
  4,848,287    Resolution Trust Corp. (92-1-A2), 7.532%, due 08/25/20                            4,860,408
  8,104,086    Resolution Trust Corp. (92-M4-A3), 8.23%, due 09/25/21                            7,875,551
      3,690    Resolution Trust Corp. (91-6-D2), 3,152%, due 08/25/20, (I/O)                       107,493
      6,751    Resolution Trust Corp. (91-6-C2), 3,390.6%, due 09/25/28, (I/O)                     266,136
    309,607    Western Federal Savings and Loan Association (88-9-A), 6.48%, due 12/25/18          306,801
                                                                                               -----------
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS -
                VARIABLE RATE (Cost: 23,569,653)                                                20,842,202
                                                                                               -----------

I/F - Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O - Interest Only security.
PAC - Planned Amortization Class.
See accompanying Notes to Financial Statements.


                                                                              TCW GALILEO FUNDS, INC.


                                                                                     October 31, 1995

 Principal
  Amount        FIXED INCOME SECURITIES                                                     Value
----------      -----------------------                                                  ----------
               NON-AGENCY VARIABLE RATE
                PASS-THROUGH SECURITIES  (2.0%)
$  1,482,274   Greenwich Capital Acceptance, Inc. (91-03), (Private Placement),
                8.494%, due 08/25/19                                                    $  1,448,923 *
   144,545     National Bank of Washington, (Private Placement), 7.989%,
                due 01/25/19                                                                 145,990 *
                                                                                          ----------
               TOTAL NON-AGENCY VARIABLE RATE PASS-
                THROUGH SECURITIES (Cost: $1,615,615)                                      1,594,913
                                                                                          ----------

               U.S. GOVERNMENT AGENCY OBLIGATIONS - FIXED RATE
                PASS-THROUGH SECURITIES (3.8%)
 1,416,553     Federal Home Loan Mortgage Corp., Gold Pool #M19147, 8.5%,
                due 12/01/96                                                               1,426,738
   484,171     Federal Home Loan Mortgage Corp., Gold Pool #M11777, 9%,
                due 11/01/96                                                                 488,558
   200,346     Federal Home Loan Mortgage Corp., Pool #212346, 9.5%,
                due 08/01/01                                                                 209,989
   930,905     Federal National Mortgage Association, Pool #163492, 8.5%,
                due 05/01/16                                                                 959,120
                                                                                          ----------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS -
                FIXED RATE PASS-THROUGH SECURITIES (Cost: $3,168,681)                      3,084,405

               U.S. GOVERNMENT AGENCY OBLIGATIONS - VARIABLE RATE
                PASS-THROUGH SECURITIES  (32.8%)
    86,890     Federal Home Loan Mortgage Corp., Pool #770584, 7%, due 05/01/19               88,592
   182,028     Federal Home Loan Mortgage Corp., Pool #405877, 7.698%, due 12/01/20          185,203
 4,681,163     Federal Home Loan Mortgage Corp., Pool #846024, 7.737%, due 07/01/24        4,757,466
   179,541     Federal Home Loan Mortgage Corp., Pool #865006, 7.807%, due 08/01/18          182,232
 4,797,989     Federal Home Loan Mortgage Corp., Pool #407166, 8.004%, due 09/01/22        4,885,457
   270,899     Federal Home Loan Mortgage Corp., Pool #865270, 8.053%, due 12/01/18          274,210
   223,438     Federal Home Loan Mortgage Corp., Pool #865009, 8.184%, due 11/01/18          227,734
   303,932     Federal Home Loan Mortgage Corp., Pool #865275, 8.531%, due 02/01/19          312,345
   702,189     Federal Home Loan Mortgage Corp., Pool #310005, 9.918%, due 11/01/19          725,668
 4,898,051     Federal National Mortgage Association, Pool #318764, 6.12%, due 08/01/25    5,009,139
 2,179,246     Federal National Mortgage Association, Pool #303334, 6.755%, due 04/01/25   2,236,909
   497,793     Federal National Mortgage Association, Pool #111365, 7.508%, due 09/01/19     513,225
 3,970,014     Federal National Mortgage Association, Pool #303063, 7.621%, due 09/01/24   4,055,885
   167,778     Federal National Mortgage Association, Pool #96193, 7.728%, due 09/01/18      169,398
 3,000,000     Federal National Mortgage Association, Pool #328747, 7.839%, due 10/01/24   3,075,469
                                                                                          ----------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS -
                VARIABLE RATE PASS-THROUGH SECURITIES (Cost: $26,634,208)                 26,698,932
                                                                                          ----------
               TOTAL FIXED INCOME SECURITIES (COST: $79,183,824) (92.3%)                  75,114,218
                                                                                          ----------

*  Restricted security. (See Note 6)

See accompanying Notes to Financial Statements.

TCW Galileo Mortgage Backed Securities Fund

-----------------------------------

 Principal
  Amount     SHORT-TERM INVESTMENTS (COST: $5,202,783)(6.4%)           Value
----------   ----------------------------------------------         -----------

$5,202,783   Bank of New York Depositary Reserve, 5%, due 11/01/95  $ 5,202,783
                                                                    -----------

             TOTAL INVESTMENTS (COST: $84,386,607) (98.7%)           80,317,001

             EXCESS OF OTHER ASSETS OVER LIABILITIES (1.3%)           1,048,738
                                                                    -----------

             NET ASSETS (100%)                                      $81,365,739
                                                                    ===========



See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.


TCW Galileo Long-Term Mortgage Backed Securities Fund
                                                                October 31, 1995
SCHEDULE OF INVESTMENTS
-----------------------

Principal
 Amount         FIXED INCOME SECURITIES                                                            Value
---------       -----------------------                                                         ----------
               COLLATERALIZED MORTGAGE OBLIGATIONS -
                 FIXED RATE (41.3% OF NET ASSETS)
 $ 2,000,000   CMC Securities Corporation III  (94-A-A12), 6.75%,
                 due 02/25/24 (PAC)                                                           $   1,909,460
     250,281   Federal Home Loan Mortgage Corp. (1484-K), 6%,
                 due 01/15/98                                                                       250,069
   1,875,170   Federal Home Loan Mortgage Corp. (1688-M), 6%, due 08/15/13                        1,779,255
   2,000,000   Federal Home Loan Mortgage Corp. (1665-M), 6.5%, due 01/15/24                      1,949,140
   3,144,107   Federal Home Loan Mortgage Corp. (1717-MA), 6.5%, due 04/15/24                     3,046,985
   3,281,909   Federal Home Loan Mortgage Corp. -
               Government National Mortgage Association(43-OA), 6.5%, due 07/17/23                3,231,532
   3,038,000   Federal National Mortgage Association (92-194-D), 5.75%, due 09/25/13, (PAC)       3,019,468
   2,000,000   Federal National Mortgage Association (93-X-130A-NA), 6.5%, due 05/25/23           1,857,980
   1,894,734   Federal National Mortgage Association (93-223-EA), 6.5%, due 12/25/23, (PAC)       1,807,197
   1,423,329   Federal National Mortgage Association (93-114-K), 6.5%, due 07/25/08, (PAC)        1,394,791
   1,911,450   Federal National Mortgage Association (94-27-DA), 6.5%, due 11/25/23, (PAC)        1,852,845
     500,000   Federal National Mortgage Association (93-2-B), 7.2%, due 11/25/03                   518,060
   1,541,264   Federal National Mortgage Association (94-36-UB), 7.5%, due 08/25/23, (TAC)        1,528,564
   2,190,368   GE Capital Mortgage Services, Inc. (91-3-G), 9.5%, due 05/25/21                    2,336,203
   2,668,624   Prudential Home Mortgage Securities (93-54-A5), 6.5%, due 01/25/24, (PAC)          2,650,797
   3,827,923   Ryland Acceptance Corporation Four (63-D), 8.75%, due 04/01/19                     3,988,734
                                                                                                -----------
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS -
                 FIXED RATE (Cost: $31,462,618)                                                  33,121,080
                                                                                                -----------
               COLLATERALIZED MORTGAGE OBLIGATIONS -
                 VARIABLE RATE (14.2%)
   1,500,000   CMC Securities Corporation III (94-A-A22), 6.441%, due 02/25/24, (I/F)               714,375
   1,820,539   Federal Home Loan Mortgage Corp. (1646-MC), 6.489%, due 10/15/22 (I/F) (PAC)       1,307,001
   1,098,461   Federal Home Loan Mortgage Corp. (1637-VB), 10.152%, due 12/15/23 (I/F)              963,943
   2,000,000   Federal National Mortgage Association (93-X-225C-VS), 5.907%, due 12/25/23, (I/F)  1,202,860
   2,288,691   Federal National Mortgage Association (93-189-S), 6.862%, due 10/25/23, (I/F)      1,402,556
   1,952,082   Federal National Mortgage Association (93-110-SE), 9.387%, due 5/25/23, (I/F)      1,809,775
   1,000,000   Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23, (I/F)(PAC)     697,160
   2,886,645   Federal National Mortgage Association (93-179-SL), 10.5%, due 10/25/23, (I/F)      2,452,869
     975,414   Prudential Home Mortgage Securities (93-47-A8), 10.063%, due 12/25/23, (I/F)         817,163
         837   TMAC Mortgage Securities Corp. (3-A), 6.538%, due 04/20/13                               838
                                                                                                 ----------
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS - VARIABLE RATE (Cost: $12,348,568)     11,368,540

I/F - Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
PAC - Planned Amortization Class.
TAC - Targeted Amortization Class.

See accompanying Notes to Financial Statements.

TCW Galileo Long-term Mortgage Backed Securities Fund

----------------------------------


Principal
 Amount                       FIXED INCOME SECURITIES                                                             Value
---------                     ----------------------                                                              -----
                               U.S. GOVERNMENT AGENCY OBLIGATIONS -
                               FIXED RATE PASS-THROUGH SECURITIES (23.2%)

   $3,224,551                  FHA (#012-11218), 7.125%, due 04/01/29                                           $ 3,162,091
    1,771,271                  FHA (#000-13002), 7.125%, due 03/01/04                                             1,714,431
    2,907,867                  FHA (#012-11216), 7.185%, due 05/01/29                                             2,855,177
    1,953,086                  FHA (#044-10592), 7.625%, due 09/01/22                                             1,968,965
    1,381,637                  FHA (#081-11017), 7.75%, due 04/01/24                                              1,379,482
    2,574,908                  FHA (#112-43055), 9.25%, due 05/25/32                                              2,671,467
       34,989                  Federal Home Loan Mortgage Corp., Pool #250685, 6.5%, due 10/01/99                    34,027
    1,738,120                  Federal National Mortgage Association, Pool #310001, 6%, due 09/01/00              1,713,144
       22,251                  Federal National Mortgage Association, Pool #62420, 7.5%, due 03/01/06                22,759
       32,130                  Federal National Mortgage Association, Pool #29542, 8.75%, due 07/01/09               33,411
    1,430,090                  Government National Mortgage Association, Pool #365618, 7%, due 10/15/33           1,389,876
    1,578,205                  Government National Mortgage Association, Pool #351003, 7.5%, due 07/15/28         1,565,390
       67,691                  Government National Mortgage Association, Pool #3933, 8.25%, due 07/15/04             70,028
       21,081                  Government National Mortgage Association, Pool #176192, 8.25%, due 12/15/01           21,523
       19,620                  Government National Mortgage Association, Pool #217350, 9.25%, due 08/15/00           20,429
                                                                                                                 ----------
                               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS - FIXED RATE
                               PASS-THROUGH SECURITIES (Cost: $18,883,966)                                       18,622,200
                                                                                                                 -----------
                               U.S. GOVERNMENT AGENCY OBLIGATIONS -
                               VARIABLE RATE PASS-THROUGH SECURITIES (10.7%)
    2,421,842                  Federal Home Loan Mortgage Corp., Pool #846089, 7.688%, due 09/01/24               2,468,656
    3,019,137                  Federal National Mortgage Association, Pool #293181, 7.187%, due 10/01/24          3,072,817
    2,999,239                  Federal National Mortgage Association, Pool #124410, 7.893%, due 07/01/22          3,060,274
                                                                                                                 ----------
                               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS -
                               VARIABLE RATE PASS-THROUGH SECURITIES (Cost: $8,576,958)                           8,601,747
                                                                                                                 ----------
                               TOTAL FIXED INCOME SECURITIES (COST: $71,272,110) (89.4 %)                       71,713,567
                                                                                                                 ----------
                               SHORT-TERM INVESTMENTS (COST: $7,821,021) (9.8%)
    7,821,021                  Bank of New York Depositary Reserve, 5%, due 11/01/95                              7,821,021
                                                                                                                 ----------
                               TOTAL INVESTMENTS (COST: $79,093,131) (99.2%)                                     79,534,588

                               EXCESS OF OTHER ASSETS OVER LIABILITIES (0.8% )                                      624,578
                                                                                                                 ----------
                               NET ASSETS (100%)                                                                $80,159,166
                                                                                                                ===========


See accompanying Notes to Financial Statements.

                                                        TCW GALILEO FUNDS, INC.


TCW Galileo Core Equity Fund
                                                                October 31, 1995


SCHEDULE OF INVESTMENTS
-----------------------

Number
of Shares       EQUITY SECURITIES                                             Value
---------       -----------------                                             -----

                CONSUMER STAPLES (17.3% OF NET ASSETS)
                COSMETICS - HOUSEHOLD PRODUCTS (1.1%)
  27,800        Proctor & Gamble Co.                                    $   $2,251,800
                                                                        --------------
                LEISURE, ENTERTAINMENT, PHOTO AND MEDIA (7.3%)
 100,000        Electronic Arts, Inc.                                        3,662,500  **
 176,600        News Corp. Ltd.                                              3,509,925
 145,766        Viacom, Inc. Class B                                         7,288,300  **
                                                                        --------------
                Total Leisure, Entertainment, Photo and Media               14,460,725
                                                                        --------------
                DRUGS & HOSPITAL SUPPLY (1.2%)
  99,000        Ivax Corp.                                                   2,252,250
                                                                        --------------
                HEALTHCARE (6.0%)
  82,000        Amgen, Inc.                                                  3,936,000  **
 161,000        Columbia/HCA Healthcare Corp.                                7,909,125
                                                                        --------------
                Total Healthcare                                            11,845,125
                                                                        --------------
                RETAIL (1.7%)
  89,666        Home Depot, Inc.                                             3,340,059
                                                                        --------------
                TOTAL CONSUMER STAPLES (Cost: $28,693,455)                  34,149,959
                                                                        --------------
                CONSUMER CYCLICALS (10.1%)
                AUTOS AND AUTO PARTS (10.1%)
 127,100        Chrysler Corp.                                               6,561,538
 183,435        Ford Motor Company                                           5,273,756
 159,600        Lear Seating Corp.                                           4,428,900  **
  84,200        Magna International, Inc.                                    3,641,650
                                                                        --------------
                Total Autos and Auto Parts                                  19,905,844
                                                                        --------------
                TOTAL CONSUMER CYCLICALS (Cost: $20,348,711)                19,905,844
                                                                        --------------




**  Non-income producing.

See accompanying Notes to Financial Statements.

TCW Galileo Core Equity Fund

-----------------------------------


Number
of Shares  EQUITY SECURITIES                                                          Value
---------  -----------------                                                       -----------

           CAPITAL GOODS (47.7%)
           AEROSPACE AND CONGLOMERATES (6.4%)
 101,000   Boeing Company                                                          $ 6,628,125
  67,200   United Technologies Corp.                                                 5,964,000
                                                                                   -----------
           Total Aerospace and Conglomerates                                        12,592,125
                                                                                   -----------
           ELECTRONICS - SEMICONDUCTORS AND INSTRUMENTS (9.3%)
 127,300   Intel Corp.                                                               8,895,088
 238,000   National Semiconductor Corp.                                              5,801,250  **
  55,100   Texas Instruments, Inc.                                                   3,760,575
                                                                                   -----------
           Total Electronics - Semiconductors and Instruments                       18,456,913
                                                                                   -----------
           ELECTRICAL INSTRUMENTS AND TELECOMMUNICATION EQUIPMENT (5.0%)
 118,500   Motorola, Inc.                                                            7,776,562
  56,500   Northern Telecom Ltd.                                                     2,034,000
                                                                                   -----------
           Total Electrical Instruments and Telecommunication Equipment              9,810,562
                                                                                   -----------
           INFORMATION PROCESSING (23.4%)
  51,700   America Online, Inc.                                                      4,136,000  **
 114,900   Computer Sciences Corp.                                                   7,683,938  **
  78,300   First Data Corp.                                                          5,177,588
 110,200   General Motors Corp. Class E                                              5,193,175
  87,900   Hewlett-Packard Company                                                   8,141,737
  50,700   Microsoft Corp.                                                           5,070,000  **
 118,600   Storage Technology Corp.                                                  2,920,525  **
  62,500   Xerox Corp.                                                               8,109,375
                                                                                   -----------
           Total Information Processing                                             46,432,338
                                                                                   -----------
           MACHINERY AND INFRASTRUCTURE (3.6%)
 126,000   America Standard Companies                                                3,370,500  **
  66,100   Caterpillar, Inc.                                                         3,709,862
                                                                                   -----------
           Total Machinery and Infrastructure                                        7,080,362
                                                                                   -----------

           TOTAL CAPITAL GOODS (Cost: $68,720,644)                                  94,372,300
                                                                                   -----------

           BASIC INDUSTRIES (14.1%)
           PAPER, FOREST PRODUCTS & CONTAINERS (1.4%)
  51,500   Champion International Corp.                                              2,755,250
                                                                                   -----------




**  Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.


                                                                October 31, 1995




Number
of Shares    EQUITY SECURITIES                                           Value
---------    -----------------                                           -----

             TRANSPORTATION (12.7%)
    79,800   AMR Corp.                                                  5,266,800**
    86,961   Burlington Northern Santa Fe                               7,293,854
    94,500   Delta Airlines, Inc.                                       6,201,563
    68,500   Northwest Airlines Corp.                                   2,748,562**
    20,900   UAL Corp.                                                  3,675,787**
                                                                     ------------
             Total Transportation                                      25,186,566
                                                                      ------------

             TOTAL BASIC INDUSTRIES (Cost: $21,607,956)                27,941,816
                                                                     ------------

             CREDIT SENSITIVE (6.9%)
             BANKS, FINANCIAL SERVICES AND BUILDING (6.9%)
   111,100   Citicorp                                                   7,207,612
   106,600   Green Tree Financial Corp.                                 2,838,225
    64,300   Merrill Lynch & Co., Inc.                                  3,568,650
                                                                     ------------
             Total Banks, Financial Services and Building              13,614,487
                                                                     ------------
             TOTAL CREDIT SENSITIVE (Cost: $10,008,112)                13,614,487
                                                                     ------------
             TOTAL EQUITY SECURITIES (COST: $149,378,878) (96.1%)     189,984,406
                                                                     ------------

Principal
Amount       TOTAL SHORT-TERM INVESTMENTS (COST: $8,328,211) (4.2%)
---------    ------------------------------------------------------
$8,328,211   Bank of New York Depositary Reserve, 5%, due 11/01/95      8,328,211
                                                                     ------------
             TOTAL INVESTMENTS (COST: $157,707,089)(100.3%)           198,312,617
             LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%)               (591,795)
                                                                     ------------
             NET ASSETS (100.0%)                                     $197,720,822
                                                                     ============


**  Non-income producing.

See accompanying Notes to Financial Statements.

TCW Galileo Earnings Momentum Fund


SCHEDULE OF INVESTMENTS
-----------------------


 Number
of Shares      EQUITY SECURITIES                                    Value
---------      -----------------                                -------------
               CONSUMER STAPLES (35.2% OF NET ASSETS)
               BEVERAGES, TOBACCO AND DISTRIBUTION (2.1%)
  27,500       Canadaigua Wine Company, Inc., Class A              $1,320,000  **
                                                                   ----------
                 COSMETICS AND HOUSEHOLD PRODUCTS (0.9%)
  37,900         First Alert, Inc.                                    587,450  **
                                                                   ----------
                 DRUGS & HOSPITAL SUPPLY (7.0%)
  21,900         Biochem Pharma, Inc.                                 837,675  **
  15,700         Dura-Pharmaceuticals, Inc.                           459,225  **
  21,900         Liposome Company, Inc.                               336,712  **
  52,300         Matrix Pharmaceuticals, Inc.                         758,350  **
   6,500         Myriad Genetics, Inc.                                175,500  **
   8,900         Neurogen Corp.                                       198,025  **
  37,200         Noven Pharmaceuticals, Inc.                          381,300  **
  55,700         Pharmacyclics, Inc.                                  807,650  **
  27,900         Sepracor, Inc.                                       470,813  **
                                                                   ----------
                 Total Drugs & Hospital Supply                      4,425,250
                                                                   ----------
                 FOODS, HOTELS AND RESTAURANTS (1.2%)
  58,200         Landry's Seafood Restaurants, Inc.                   785,700  **
                                                                   ----------
                 HEALTHCARE (11.6%)
  10,200         AHI Healthcare Systems, Inc.                         142,800  **
  30,300         Alpharma, Inc., Class A                              727,200
  43,900         AmeriSource Health Corp., Class A                  1,196,275  **
  54,700         Apria Healthcare Group, Inc.                       1,182,888  **
  24,000         Depotech Corp.                                       348,000  **
  26,100         Inphynet Medical Management, Inc.                    469,800  **
  31,500         Integrated Health Services, Inc.                     720,563
  19,300         Medic Computer Systems, Inc.                       1,027,725  **
  50,000         Perrigo Company                                      612,500  **
  10,097         Summit Care Corp.                                    209,513  **
  10,600         Total Renal Care Holdings, Inc.                      215,975  **
   3,700         United Dental Care, Inc.                             112,850  **
  13,700         Vencor, Inc.                                         380,175  **
                                                                   ----------
                 Total Healthcare                                   7,346,264
                                                                   ----------





**  Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.


                                                                October 31, 1995




Number of
Shares            EQUITY SECURITIES                                              Value
---------         -----------------                                              -----

                  LEISURE, ENTERTAINMENT, PHOTO AND MEDIA (2.9%)
   11,800         Franklin Electronic Publishers, Inc.                        $  488,225  **
   34,500         Heritage Media Corp.                                           974,625  **
   13,100         Hollywood Entertainment Corp.                                  350,425  **
                                                                              ----------
                    Total Leisure, Entertainment, Photo and Media              1,813,275
                  RETAIL (6.5%)
   30,000         Bed, Bath & Beyond, Inc.                                       937,500  **
   15,000         De Rigo S.p.A. (ADR)  (Italy)                                  309,375  **
   21,300         Gymboree Corp.                                                 481,912  **
    9,100         Oakley, Inc.                                                   313,950  **
   25,500         OfficeMax, Inc.                                                631,125  **
   24,975         Staples, Inc.                                                  664,959  **
   34,400         Stein Mart, Inc.                                               378,400  **
   23,200         Williams-Sonoma, Inc.                                          403,100  **
                                                                              ----------
                    Total Retail                                               4,120,321
                                                                              ----------
                  SERVICES - BUSINESS (3.0%)
    7,900         CBT Group, PLC (ADR) (Ireland)                                 356,488  **
   31,500         Corporate Express, Inc.                                        822,938  **
   21,200         Stewart Enterprises, Inc., Class A                             715,500
                                                                              ----------
                    Total Services - Business                                  1,894,926
                                                                              ----------
                   TOTAL CONSUMER STAPLES (Cost:$19,042,269)                  22,293,186
                                                                              ----------
                  CONSUMER CYCLICALS (1.1%)
                  AUTOMOTIVE AND AUTOMOTIVE PARTS (1.1%)
   25,100         ABS Industries, Inc.                                           232,175
   30,600         Titan Wheel International, Inc.                                443,700
                                                                              ----------
                    TOTAL CONSUMER CYCLICALS (Cost:$652,797)                     675,875
                                                                              ----------

**  Non-income producing.

See accompanying Notes to Financial Statements.

TCW Galileo Earnings Momentum Fund

-----------------------------------


Number
of Shares  EQUITY SECURITIES                                           Value
---------  -----------------                                           -----
          CAPITAL GOODS (45.8%)
          COMPUTER SOFTWARE AND SERVICES (9.9%)
 47,700   American Management Systems, Inc.                         $1,377,337  **
  8,300   Computron Software, Inc.                                     141,100  **
 17,700   Filenet Corp.                                                803,137  **
 32,100   FIserv, Inc.                                                 826,575  **
  4,700   Logic Works, Inc.                                             71,675  **
 11,500   NETCOM On-Line Communication Services, Inc.                  669,875  **
 21,800   Nimbus CD International, Inc.                                174,400  **
 26,200   Open Environment Corp.                                       255,450  **
 14,600   Progress Software Corp.                                      956,300  **
  7,800   Remedy Corp.                                                 335,400  **
 11,300   Zebra Technologies Corp.                                     672,350  **
                                                                    ----------
          Total Computer Software and Services                       6,283,599
                                                                    ----------
          ELECTRICAL EQUIPMENT (2.8%)
 29,300   AFC Cable Systems, Inc.                                      344,275  **
 27,300   Brooktree Corp.                                              327,600  **
 15,400   Kemet Corp.                                                  531,300  **
 59,000   Magnetek, Inc.                                               582,625  **
                                                                    ----------
          Total Electrical Equipment                                 1,785,800
                                                                    ----------
          ELECTRONICS - COMMUNICATION EQUIPMENT (8.1%)
 28,100   Cidco, Inc.                                                  832,462  **
 38,100   Comverse Technology, Inc.                                    866,775  **
 23,500   Digital Link Corp.                                           373,062  **
 48,600   ECI Telecommunications, Ltd.                                 923,400
 25,600   Octel Communications Corp.                                   873,600  **
 20,100   Plantronics, Inc.                                            670,838  **
  2,500   Premisys Communications, Inc.                                223,750  **
 26,700   Tekelec                                                      387,150  **
                                                                    ----------
          Total Electronics - Communication Equipment                5,151,037
                                                                    ----------
          ELECTRONICS - SEMICONDUCTORS AND INSTRUMENTS (6.6%)
 26,600   ASM Lithography Holding N.V.                               1,320,025  **
 33,000   Digital Biometrics, Inc.                                     206,250  **
 31,500   Electro Scientific Industries, Inc.                          976,500  **
  7,500   EPIC Design Technology, Inc.                                 345,000  **
 24,400   Methode Electronics, Inc., Class A                           561,200
 17,300   SDL, Inc.                                                    441,150  **
 14,600   Veeco Instruments, Inc.                                      350,400  **
                                                                    ----------
          Total Electronics - Semiconductors and Instruments         4,200,525
                                                                    ----------




**  Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.



                                                                October 31, 1995



Principal
Amount                EQUITY SECURITIES                                 Value
---------            ------------------                                 -----

                     INFORMATION PROCESSING (9.9%)
  14,820             Adobe Systems, Inc.                             $     844,740
  25,100             Baan Company, N.V.                                  1,066,750  **
  23,700             BDM International, Inc.                               592,500  **
  22,100             Cadmus Communications Corp.                           535,925
   5,600             Checkfree Corp.                                       118,300  **
   4,700             Firefox Communications, Inc.                           81,075  **
  38,200             FTP Software, Inc.                                  1,031,400  **
   1,700             Netscape Communications Corp.                         149,600  **
  30,000             Quickresponse Services, Inc.                          750,000  **
  46,700             Symantec Corp.                                      1,135,394  **
                                                                     -------------
                         Total Information Processing                    6,305,684
                                                                     -------------
                     MACHINERY AND INFRASTRUCTURE (1.8%)
  30,000             Indresco, Inc.                                        513,750  **
  33,800             Thermo Power Corp.                                    485,875  **
  15,400             Westinghouse Air Brake Company                        134,750  **
                                                                     -------------
                         Total Machinery and Infrastructure              1,134,375
                                                                     -------------
                     OFFICE EQUIPMENT AND BUILDING SUPPLIES (0.4%)
  34,800             Cameron Ashley, Inc.                                  269,700  **
                                                                     -------------
                     POLLUTION CONTROL (6.3%)
  30,000             Molten Metal Technologies, Inc.                     1,155,000  **
  61,200             Tetra Technologies, Inc.                              810,900  **
  74,200             USA Waste Services, Inc.                            1,558,200  **
  20,800             U.S. Filter Corp.                                     483,600  **
                                                                     -------------
                         Total Pollution Control                         4,007,700
                                                                     -------------
                     TOTAL CAPITAL GOODS (Cost: $23,244,596)            29,138,420
                                                                     -------------
                     BASIC INDUSTRIES (4.4%)
                     CHEMICALS (1.1%)
  28,300             Mississippi Chemical Corp.                            682,737
                                                                     -------------
                     ENERGY AND OIL SERVICES (1.3%)
  31,900             United Meridian Corp.                                 538,312  **
  11,500             Weatherford Enterra, Inc.                             277,438  **
                                                                     -------------
                         Total Energy and Oil Services                     815,750
                                                                     -------------

**  Non-income producing.

See accompanying Notes to Financial Statements.

TCW Galileo Earnings Momentum Fund


SCHEDULE OF INVESTMENTS
-----------------------



  Number
of Shares      EQUITY SECURITIES                                                  Value
---------      -----------------                                                  -----

          METALS (0.6%)
15,300    Schnitzer Steel Industries, Inc.                                      $  405,450
                                                                                ----------
          TRANSPORTATION (1.4%)
53,200    Arkansas Best Corp.                                                      485,450
28,600    Atlas Air, Inc.                                                          425,425  **
                                                                                ----------
              Total Transportation                                                 910,875
                                                                                ----------
          TOTAL BASIC INDUSTRIES (Cost: $2,909,678)                              2,814,812
                                                                                ----------
          CREDIT SENSITIVE (3.0%)
          BANKS (0.8%)
27,800    Vallicorp Holdings, Inc.                                                 361,400
 7,300    WFS Financial, Inc.                                                      121,362  **
                                                                                ----------
              Total Banks                                                          482,762
                                                                                ----------
          INSURANCE (2.2%)
22,000    PartnerRe Holdings, Ltd.                                                 585,750
31,700    PXRE Corp.                                                               808,349
                                                                                ----------
              Total Insurance                                                    1,394,099
                                                                                ----------
          TOTAL CREDIT SENSITIVE (Cost: $1,775,275)                              1,876,861
                                                                                ----------
          TOTAL EQUITY SECURITIES (COST: $47,624,615) (89.5%)                   56,799,154
                                                                                ----------




**  Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.




                                                                October 31, 1995

    Principal
     Amount       SHORT-TERM INVESTMENTS (COST: $5,299,744) (8.4%)            Value
--------------    ------------------------------------------------        --------------
$    5,299,744    Bank of New York Depositary Reserve, 5%, due 11/01/95   $    5,299,744
                                                                          ---------------
                  TOTAL INVESTMENTS (COST: $52,924,359) (97.9%)               62,098,898

                  EXCESS OF OTHER ASSETS OVER LIABILITIES (2.1%)               1,312,332
                                                                          ---------------
                  NET ASSETS (100%)                                          $63,411,230
                                                                          ===============









**  Non-income producing.

See accompanying Notes to Financial Statements.

TCW Galileo Small Cap Growth Fund

SCHEDULE OF INVESTMENTS
-----------------------


Number
of Shares     EQUITY SECURITIES                                     Value
---------     -----------------                                     -----

             CONSUMER STAPLES (49.9% OF NET ASSETS)
             BEVERAGES, TOBACCO AND DISTILLERY (1.6%)
   17,000    Canandaigua Wine Company, Inc., Class A             $  816,000  **
   11,700    Odwalla, Inc.                                          236,925  **
                                                                 ----------
                Total Beverages, Tobacco and Distillery           1,052,925
                                                                 ----------
             COSMETICS AND HOUSEHOLD PRODUCTS (2.4%)
   29,500    Sola International, Inc.                               722,750  **
   43,800    Thermolase Corp.                                       892,425  **
                                                                 ----------
                Total Cosmetics and Household Products            1,615,175
                                                                 ----------
             DRUGS AND HOSPITAL SUPPLY (2.2%)
   26,300    Dura-Pharmaceuticals, Inc.                             769,275  **
   19,700    Gulf South Medical Supply, Inc.                        408,775  **
   17,300    Safeskin Corp.                                         311,400  **
                                                                 ----------
                Total Drugs and Hospital Supply                   1,489,450
                                                                 ----------
             FOODS, HOTELS AND RESTAURANTS (2.0%)
    8,000    Apple South, Inc.                                      164,000
   16,600    Boston Chicken, Inc.                                   561,287  **
   15,000    Papa John's International, Inc.                        577,500  **
                                                                 ----------
                Total Foods, Hotels and Restaurants               1,302,787
                                                                 ----------
             HEALTHCARE (13.7%)
   20,200    American Oncology Resources, Inc.                      707,000  **
   25,600    AmeriSource Health Corp., Class A                      697,600  **
   17,800    CRA  Managed Care, Inc.                                427,200  **
    8,200    Compdent Corp.                                         255,225  **
   17,400    HealthPlan Services Corp.                              358,875  **
    6,800    Healthwise of America, Inc.                            200,600  **
   24,600    Lincare Holdings, Inc.                                 611,925  **
   39,700    Medaphis Corp.                                       1,260,475  **
   15,600    Medic Computer Systems, Inc.                           830,700  **
   29,300    MedPartners, Inc.                                      820,400  **
   16,000    Omnicare, Inc.                                         580,000

**  Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.



                                                                October 31, 1995




Number
of Shares        EQUITY SECURITIES                                                   Value
---------        -----------------                                                   -----
                 HEALTHCARE (CONTINUED)
    10,800       Orthodontic Centers of America, Inc.                         $    345,600  **
     3,500       Oxford Health Plans, Inc.                                         273,875  **
    23,550       PhyCor, Inc.                                                      865,462  **
    21,000       Rotech Medical Corp.                                              477,750  **
     4,200       Summit Medical Systems, Inc.                                       69,300  **
     1,000       Thermo Cardiosystems, Inc.                                         48,500  **
     2,600       United Dental Care, Inc.                                           79,300  **
     5,400       Vencor, Inc.                                                      149,850  **
                                                                              ------------
                     Total Healthcare                                            9,059,637
                                                                              ------------
                 LEISURE, ENTERTAINMENT, PHOTO AND MEDIA (8.5%)
       600       American Radio Systems Corp.                                       13,500  **
    10,800       Anchor Gaming                                                     237,600  **
    10,200       Clear Channel Communication, Inc.                                 836,400  **
    25,400       Hollywood Entertainment Corp.                                     679,450  **
    18,200       Learning Company (The)                                          1,073,800  **
     9,100       Lin Television Corp.                                              260,487  **
     6,100       Premiere Radio Networks, Inc.                                     106,750  **
    18,700       Regal Cinemas, Inc.                                               733,975  **
    19,800       Scientific Games Holdings Corp.                                   648,450  **
    48,500       Westwood One, Inc.                                                763,875  **
     8,200       Young Broadcasting Corp.                                          250,100  **
                                                                             -------------
                     Total Leisure, Entertainment, Photo and Media               5,604,387
                                                                             -------------
                 RETAIL (10.7%)
    14,900       Bed, Bath & Beyond, Inc.                                          465,625  **
    11,000       Blyth Industries, Inc.                                            555,500  **
    11,600       Department 56, Inc.                                               526,350  **
     7,800       Gymboree Corp.                                                    176,475  **
    38,100       Just for Feet, Inc.                                               900,112  **
    18,900       Kenneth Cole Productions, Inc.                                    772,537  **
    19,050       OfficeMax, Inc.                                                   471,488  **
    27,000       Petsmart, Inc.                                                    904,500  **
    36,300       Renters Choice, Inc.                                              608,025  **
    33,000       Stein Mart, Inc.                                                  363,000  **
    24,800       Sunglass Hut International, Inc.                                  675,800  **
    14,300       Tiffany & Company                                                 623,837
                                                                             -------------
                     Total Retail                                                7,043,249
                                                                             -------------




**  Non-income producing.

See accompanying Notes to Financial Statements.

TCW Galileo Small Cap Growth Fund

-------------------------------------



Number
of Shares    EQUITY SECURITIES                                       Value
---------    -----------------                                       -----
             SERVICES - BUSINESS (8.8%)
   9,600     Alternative Resources Corp.                      $    297,600  **
   9,900     CBT Group, PLC (ADR)(Ireland)                         446,738  **
  34,200     Corporate Express, Inc.                               893,475  **
   3,600     Corrections Corporation of America                    196,200  **
  18,900     Filenet Corp.                                         857,588  **
  50,000     Gartner Group, Inc., Class A                        2,181,250  **
  16,500     Information Resources, Inc.                           179,438  **
   9,800     Robert Half International, Inc.                       357,700  **
  21,400     Romac International, Inc.                             395,900  **
                                                              ------------
                 Total Services - Business                       5,805,889
                                                              ------------
             TOTAL CONSUMER STAPLES (Cost:$22,219,506)          32,973,499
                                                              ------------
             CONSUMER CYCLICALS (0.5%)
             AUTOMOTIVE AND AUTOMOTIVE PARTS (0.5%)
  22,650     Titan Wheel International, Inc.                       328,425
                                                              ------------
             TOTAL CONSUMER CYCLICALS (Cost:$282,693)              328,425
                                                              ------------
             CAPITAL GOODS (37.1%)
             COMPUTER SOFTWARE AND SERVICES (16.1%)
  28,600     Atria Software, Inc.                                1,022,450  **
   2,500     Broderbund Software, Inc.                             173,437  **
  13,600     Cambridge Technology Partners, Inc.                   771,800  **
  13,900     Computron Software, Inc.                              236,300  **
  21,000     Datastream Systems, Inc.                              467,250  **
   6,400     Discreet Logic, Inc.                                  364,800  **
   1,200     Imnet Systems, Inc.                                    30,450  **
   7,800     Inso Corp.                                            278,850  **
  14,000     Logic Works, Inc.                                     213,500  **
  60,000     Macromedia, Inc.                                    2,220,000  **
   6,300     Maxis, Inc.                                           278,775  **
  11,800     NETCOM On-Line Communication Services, Inc.           687,350  **
  30,400     Netmanage, Inc.                                       619,400  **
   3,600     Peoplesoft, Inc.                                      309,600  **
  53,200     Platinum Software Corp.                               352,450  **
  18,100     Premenos Technology Corp.                             710,425  **
  11,400     Remedy Corp.                                          490,200  **
  31,400     Security Dynamics Technologies, Inc.                  989,100  **
     900     Verity, Inc.                                           33,075  **
   5,700     Xylogics, Inc.                                        394,015  **
                                                              ------------
                 Total Computer Software and Services           10,643,227
                                                              ------------




**  Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.



                                                                October 31, 1995




Number of
Shares or
Warrants    EQUITY SECURITIES                                                      Value
--------    -----------------                                                      -----
             ELECTRICAL EQUIPMENT (1.3%)
   14,100    Baldor Electric Company                                       $     338,400
   20,400    C.P. Clare Corp.                                                    527,850  **
                                                                           -------------
                 Total Electrical Equipment                                      866,250
                                                                           -------------
             ELECTRONICS - COMMUNICATION EQUIPMENT (7.1%)
    3,384    American Satellite Network, Inc., Warrants, expires 06/30/99               3  **
   12,800    Ascend Communications, Inc.                                          832,000  **
   16,000    Cascade Communications Corp.                                       1,140,000  **
   10,900    Centennial Cellular Corp.                                            198,925  **
   36,800    Cidco, Inc.                                                        1,090,200  **
   42,000    LCI International, Inc.                                              756,000  **
    7,100    Premisys Communications, Inc.                                        635,450  **
                                                                            -------------
                 Total Electronics - Communication Equipment                    4,652,578
                                                                            -------------
             ELECTRONICS - SEMICONDUCTORS AND INSTRUMENTS (6.7%)
    5,800    ArcSys, Inc.                                                         243,600  **
   12,300    ASM Lithography Holding N.V.                                         610,387  **
   22,300    EPIC Design Technology, Inc.                                       1,025,800  **
    2,300    ESS Technology, Inc.                                                  69,000  **
   20,000    Maxim Integrated Products, Inc.                                    1,495,000  **
   14,000    Methode Electronics, Inc., Class A                                   322,000
   14,200    Microchip Technology, Inc.                                           563,563  **
   12,400    TelCom Semiconductor, Inc.                                            97,650  **
                                                                           --------------
                 Total Electronics - Semiconductors and Instruments             4,427,000
                                                                           --------------
             INFORMATION PROCESSING (5.9%)
   12,948    Adobe Systems, Inc.                                                  738,036
   24,700    Aspen Technology, Inc.                                               679,250  **
   23,600    Astea International, Inc.                                            424,800  **
    3,000    Business Objects S.A. (ADR)(France)                                  129,750  **
   25,500    Computer Management Sciences, Inc.                                   522,750  **
   25,700    HNC Software, Inc.                                                   655,350  **
    6,700    Oak Technology, Inc.                                                 366,825  **
    7,400    Peak Technologies Group (The)                                        186,850  **
   10,700    Performance Systems International, Inc                               189,925  **
                                                                           --------------
                 Total Information Processing                                   3,893,536
                                                                           --------------
             TOTAL CAPITAL GOODS (Cost:$14,052,090)                            24,482,591
                                                                           --------------




**  Non-income producing.

See accompanying Notes to Financial Statements.

TCW Galileo Small Cap Growth Fund

-----------------------------------

  Number
  of Shares    EQUITY SECURITIES                                      Value
------------   -----------------                                 ----------
               BASIC INDUSTRIES (1.9%)........
               ENERGY AND OIL SERVICES (0.1%).
 2,600         Global Industries, Ltd.                          $    68,250 **
                                                                -----------
               TRANSPORTATION (1.8%)
54,700         Atlas Air, Inc.                                      813,662 **
10,000         Fritz Companies, Inc.                                350,000 **
                                                                -----------
                  Total Transportation                            1,163,662
                                                                -----------
               TOTAL BASIC INDUSTRIES (Cost: $1,179,538)          1,231,912
                                                                -----------
               CREDIT SENSITIVE (1.0%)
               BANKS (0.0%)
   500         Jayhawk Acceptance Corp                                6,000 **
                                                                -----------
               INSURANCE (1.0%)
21,900         Crop Growers Corp.                                   284,700 **
10,600         Gallagher (Arthur J.) & Company                      374,975
                                                                -----------
                  Total Insurance                                   659,675
                                                                -----------
               TOTAL CREDIT SENSITIVE (Cost: $620,951)              665,675
                                                                -----------
               TOTAL EQUITY SECURITIES (COST:$38,354,778)(90.4%) 59,682,102
                                                                -----------
  Principal
  Amount       SHORT-TERM INVESTMENTS (COST: $8,024,583) (12.1%)
-----------    ------------------------------------------------
$8,024,583     Bank of New York Depositary Reserve, 5%, due
               11/01/95                                           8,024,583
                                                                -----------
               TOTAL INVESTMENTS (COST: $46,379,361) (102.5%)    67,706,685
               LIABILITIES IN EXCESS OF OTHER ASSETS (-2.5%)     (1,650,670)
                                                                -----------
               NET ASSETS (100%)                                 66,056,015
                                                                ===========



**  Non-income producing.
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.


TCW Galileo Asia Pacific Equity Fund

                                                                October 31, 1995

SCHEDULE OF INVESTMENTS
-----------------------



Number of
  Shares                       EQUITY SECURITIES                                                       Value
--------                       -----------------                                                       -----

                                CHINA (COST: $276,988) (0.5% OF NET ASSETS)
     250,000                    Shanghai Yaohua Pilkington Glass Company Limited, Series B          $   245,000
                                                                                                    -----------
                                HONG KONG (38.3%)
     235,000                    Amoy Properties, Limited                                                226,435
     408,000                    ASM Pacific Technology, Limited                                         385,214
     282,000                    Cheung Kong Holdings, Limited                                         1,590,211
     159,500                    China Light & Power Company, Limited                                    849,919
     110,000                    Citic Pacific, Limited                                                  343,581
     313,400                    Consolidated Electric Power Asia, Limited                               634,356
     156,000                    Dao Heng Bank Group, Limited                                            572,001
     218,000                    Guoco Group, Limited                                                  1,009,390
     113,800                    Hang Seng Bank, Limited                                                 953,019
     242,000                    Hong Kong Electric Holdings, Limited                                    823,172
     262,400                    Hong Kong Telecommunications, Limited                                   458,160
     305,000                    Hong Kong & China Gas Company, Limited                                  495,066
     155,437                    HSBC Holdings Public, Limited                                         2,261,654
     269,000                    Hutchison Whampoa, Limited                                            1,482,113
     330,000                    Hysan Development Company, Limited                                      840,813
      21,000                    Jardine Matheson Holdings, Limited                                      128,100
     350,000                    New World Development Company, Limited                                1,362,555
   1,480,000                    Ng Fung Hong, Limited                                                   660,390
     186,000                    Sun Hung Kai Properties, Limited                                      1,485,488
     130,000                    Swire Pacific, Limited, Class A                                         975,193
     174,000                    Varitronix International, Limited                                       331,941
                                                                                                    -----------
                                TOTAL HONG KONG (Cost: $15,579,953)                                  17,868,771
                                                                                                    -----------
                                INDIA (2.3%)
      12,000                    Bajaj Auto, Limited (GDS)                                               318,000
      30,000                    India Cement, Limited (GDR)                                             228,900
      31,000                    Larsen & Toubro Limited (GDR)                                           550,250
                                                                                                    -----------
                                TOTAL INDIA (Cost: $1,075,160)                                        1,097,150
                                                                                                    -----------
                                INDONESIA (5.5%)
     270,000                    PT Astra International                                                  540,713
     145,450                    PT Bank Bali                                                            339,298
      90,000                    PT HM Sampoerna                                                         831,866
      81,470                    PT Indofood Sukses Makmur                                               376,512
     177,000                    PT Semen Gresik                                                         459,639
                                                                                                    -----------
                                TOTAL INDONESIA (Cost: $2,080,143)                                    2,548,028
                                                                                                    -----------





See accompanying Notes to Financial Statements.

TCW Galileo Asia Pacific Equity Fund

-----------------------------------


Number of
 Shares
or Warrants                    EQUITY SECURITIES                                                      Value
-----------                    -----------------                                                      -------

                               MALAYSIA (14.3%)
      81,000                   Berjaya South Island (Prime Utilities Berhad)                       $  748,820
     176,000                   Commerce Asset Holdings                                                872,384
     319,000                   DCB Holdings Berhad                                                    903,540
     466,000                   Faber Group Berhad                                                     395,972
     594,500                   Lion Land Berhad                                                       643,145
     175,000                   Malakoff Berhad                                                        519,768
      32,000                   MBF Capital Berhad                                                      30,212
     235,000                   New Straits Times Press Berhad                                         739,575
      80,000                   Petronas Gas Berhad                                                    270,653
      80,000                   Petronas Gas Berhad Warrants, expires 08/17/00                         139,732  **
     445,000                   Renong Berhad                                                          679,229
      18,000                   Sime Darby Berhad                                                       44,965
     100,000                   Telekom Malaysia Berhad                                                715,972
                                                                                                   ----------
                               TOTAL MALAYSIA (Cost: $6,630,538)                                    6,703,967
                                                                                                   ----------
                               PAKISTAN (COST: $541,108) (0.6%)
       3,010                   Pakistan Telecommunications Corporation (GDS)                          281,435
                                                                                                   ----------
                               PHILIPPINES (2.5%)
   1,501,500                   Belle Corporation                                                      227,762
      46,900                   Manila Electric Company, Series B                                      349,409
     345,100                   Pilipino Telephone Corporation                                         304,812
     148,000                   Security Bank Corporation                                              272,811
                                                                                                   ----------
                               TOTAL PHILIPPINES (Cost: $1,325,501)                                 1,154,794
                                                                                                   ----------
                               SINGAPORE (11.7%)
      80,000                   City Development, Limited                                              495,225
     104,000                   Development Bank of Singapore, Limited                               1,191,935
      97,000                   Far East Levingston Shipbuilding, Limited                              418,606
      30,000                   Fraser & Neave Limited                                                 354,439
     110,000                   Keppel Corporation, Limited                                            902,724
     195,000                   Parkway Holdings, Limited, Warrants, expires 10/13/98                  248,320 **
     115,000                   Singapore Land, Limited                                                642,731
      91,000                   United Overseas Bank, Limited                                          798,302
      80,000                   Van der Horst, Limited                                                 410,329
                                                                                                   ----------
                               TOTAL SINGAPORE (Cost: $5,025,645)                                   5,462,611
                                                                                                   ----------

**  Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.




                                                                October 31, 1995




   Number of
Shares Warrants
  or Rights                   EQUITY SECURITIES                                                Value
---------------               -----------------                                                -------
                              SOUTH KOREA (8.1%)
             115              Daewoo Corporation Warrants, expires 11/08/96                 $    28,750 **
              35              Dong Yang Dragon Trust                                            525,000
           9,000              Halla Engineering & Construction Company, Limited                 451,647
           9,000              Halla Engineering & Construction Rights, expires 11/22/95          26,252 **
          11,000              Korea Electric Power Corporation (New ADR)                        270,875
          14,500              Korea Electric Power Corporation (ADR)                            358,875
          60,000              Korea Exchange Bank (IN)                                          666,492
          13,000              L.G. Chemical, Limited (GDR)                                      308,750
          13,500              L.G. Securities, Limited                                          296,393
           7,400              Pohang Iron & Steel Comapny, Limited (ADR)                        190,550
               2              Samsung Electronics Company, Limited (1/2 Voting GDR)                 210
           5,500              Samsung Electronics Company, Limited (144A) (1/2 Voting GDR)      643,500 *
             130              Tong Yang Cement Corporation, Warrants, expires 08/18/96           19,500 **
                                                                                             ----------
                              TOTAL SOUTH KOREA (Cost: $4,141,984)                            3,786,794
                                                                                             ----------
                              TAIWAN (COST: 948,718) (1.8%)
          93,300              The Taiwan Index Fund, Limited                                    863,025
                                                                                             ----------
                              THAILAND (7.1%)
         162,100              Bank of Ayudhya Public Company, Limited                           933,829
         243,780              Electricity Generating Public Company, Limited                    832,939
           9,600              Mathicon Public Company, Limited                                   48,057
          35,800              Phatra Thanakit Public Company, Limited                           280,199
          63,500              PTT Exploration & Production Public Company, Limited              575,209
           8,700              The Siam Cement Company, Limited Public Company, Limited          474,231
          36,000              Swedish Motor Corp. Public Company, Limited                       160,191
                                                                                             ----------
                              TOTAL THAILAND (Cost: $2,724,985)                               3,304,655
                                                                                             ----------
                              TOTAL EQUITY SECURITIES (COST: $40,351,723) (92.7%)            43,316,230
                                                                                             ----------

*   Restricted security. (See Note 6)

**  Non-income producing.

See accompanying Notes to Financial Statements.

TCW Galileo Asia Pacific Equity Fund

-----------------------------------

 Principal
 Amount         CONVERTIBLE SECURITIES                                                            Value
-----------     ----------------------                                                          ------------
$   365,000     PHILIPPINES (COST: $365,000) (0.8%)
                Bacnotan Consolidated Industries, Inc., Convertible Bond, 5.5%, due 06/21/04    $    368,650
                                                                                                ------------
                SOUTH KOREA (COST: 340,734) (0.6%)
    210,000     Daewoo Electronics Public Company, Limited, Convertible Bond,
                 3.5%, due 12/31/07                                                                  268,800
                                                                                                ------------
                THAILAND (2.7%)
    315,000     Land & House Public Company, Limited, Convertible Bond,
                 5%, due 04/29/03                                                                    384,300
    905,000     Siam Commercial Bank Public Company, Limited, Convertible Bond,
                 3.25%, due 01/24/04                                                                 907,263
                                                                                                ------------
                TOTAL THAILAND (Cost: $1,269,400)                                                  1,291,563
                                                                                                ------------
                TOTAL CONVERTIBLE SECURITIES (COST: $1,975,134) (4.1%)                             1,929,013
                                                                                                ------------
                SHORT-TERM INVESTMENTS (COST: $1,797,438) (3.9%)
                ------------------------------------------------

  1,797,438     Bank of New York Depositary Reserve, 5%, due 11/01/95                              1,797,438
                                                                                                ------------
                TOTAL INVESTMENTS (COST: $44,124,295) (100.7%)                                    47,042,681

                LIABILITIES IN EXCESS OF OTHER ASSETS (-0.7%)                                       (333,274)
                                                                                                ------------
                NET ASSETS (100%)                                                                $46,709,407
                                                                                                ============






See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Emerging Markets Fund


                                                                October 31, 1995


SCHEDULE OF INVESTMENTS
-----------------------


 Number
of Shares          EQUITY SECURITIES                                                      Value
---------          -----------------                                                      -----
                ARGENTINA (3.3% OF NET ASSETS)
   38,400       Astra Compania Argentina de Petroleo, S.A.                          $       56,809
    2,600       Banco Frances del Rio de la Plata, S.A. (ADR)                               56,875
    5,000       Banco de Galicia y Buenos Aires, S.A., Series B                             23,591
    4,800       Banco de Galicia y Buenos Aires, S.A. (ADR)                                 91,800
    3,300       Buenos Aires Embotelladora, S.A. (ADR)                                      75,488
    8,900       Compania Interamericana de Automoviles, S.A.                                32,472
   99,702       Compania Naviera Perez Companc S.A.C.F.I.M.F.A.                            439,510
    8,300       IRSA Inversiones y Representaciones, S.A.                                   17,423
   14,040       Juan Minetti, S.A.                                                          34,384
    8,846       Molinos Rio de la Plata, S.A.                                               55,265
   10,800       Nobleza Piccardo                                                            41,563
   26,500       Sociedad Comercial del Plata Sociedad Anonima                               53,509
    8,400       Telecom Argentina STET-France Telecom, S.A., Series B                       32,327
    4,200       Telecom Argentina STET-France Telecom, S.A., Series B (ADR)                161,175
   12,600       Telefonica de Argentina Sociedad Anonima                                   261,450
    9,700       TRANSPORTADORA DE GAS DEL SUR, S.A. (ADR)                                   99,425
   10,401       Yacimientos Petroliferos Fiscales Sociedad del Estado (ADR)                178,117
                                                                                     -------------
                TOTAL ARGENTINA (Cost: $1,889,118)                                       1,711,183
                                                                                     -------------
                BRAZIL (2.9%)
  355,600       Brasmotor, S.A.                                                             83,205
1,552,473       CENTRAIS ELETRICAS BRASILEIRAS, S.A. (ELETROBRAS)                          440,750
    3,500       Clark Automotive Products Corporation (CAPCO) (ADR)                         26,688**
9,220,000       Companhia Brasileira de Petroleo Ipiranga                                   87,732
   17,500       Companhia Energetica de Sao Paulo                                          173,906
4,300,000       Companhia Paranaense de Energia (COPEL)                                     31,749
7,400,000       Companhia Siderurgica Nacional                                             158,527
    7,500       Companhia Souza Cruz Industria e Comercio                                   53,661
  760,000       Light-Servicos de Electricidade, S.A.                                      229,596
4,850,000       Lojas Americanas, S.A.                                                     116,005
2,700,000       Telecomunicacoes Brasileiras, S.A. (Telebras)                               89,682
                                                                                     -------------
                TOTAL BRAZIL (Cost: $1,971,885)                                          1,491,501
                                                                                     -------------

**  Non-income producing.
See accompanying Notes to Financial Statements.

TCW Galileo Emerging Markets Fund

----------------------------------

  Number
  of Shares  EQUITY SECURITIES                                            Value
-----------  -----------------                                          ----------

             CHILE (3.6%)
  3,300      Administradora de Fondos de Pensiones Provida, S.A.             80,850
  1,900      Banco O'Higgins                                                 40,613
  3,000      Chilectra, S.A.                                                125,250
  6,800      Chilgener, S.A. (ADR)                                          163,200
  5,400      Compania Cervecerias Unidas, S.A.                              124,875
  2,300      Compania de Telecomunicaciones de Chile, S.A.                  165,600
  4,900      Embotelladora Andina, S.A.                                     162,925
 11,100      Enersis, S.A. (ADR)                                            278,888
  7,650      Genesis Chile Fund Limited                                     291,656
  5,100      Madeco, S.A.                                                   126,862
  9,850      Maderas y Sinteticos Sociedad Anonima (MASISA) (ADR)           176,069
  2,650      Santa Isabel, S.A.                                              59,956
  1,500      Sociedad Quimica y Minera de Chile, S.A.                        65,062
                                                                        -----------
             TOTAL CHILE (Cost: $1,857,199)                               1,861,806
                                                                        -----------

             CHINA (1.2%)
 24,000      Shandong Huaneng Power (ADR)                                   192,000
586,690      Shanghai Dajiang, Series B                                     344,974
 98,200      Shanghai Yaohua Pilkington Glass Company Limited, Series B      96,236
                                                                        -----------
             TOTAL CHINA (Cost: $650,405)                                   633,210
                                                                        -----------

             COLOMBIA (2.0%)
 30,200      Almacenes Exito, S.A.                                          109,014
 12,400      Banco Industrial Colombiano                                    168,950
 28,246      Banco de Bogota                                                130,850
  8,300      Cementos Diamante, S.A., (144A) (ADS)                          141,100*
 14,470      Compania Nacional de Chocolates, S.A.                          115,348
  9,000      Compania Suramericana de Seguros, S.A.                         158,829
 39,200      Compania de Cemento Argos, S.A.                                235,837
                                                                        -----------
             TOTAL COLOMBIA (Cost: $1,440,880)                            1,059,928
                                                                        -----------

             GREECE (1.3%)
 34,760      Aegek                                                          366,249
  7,230      Ergo Bank                                                      311,571
                                                                        -----------
             TOTAL GREECE (Cost: $619,459)                                  677,820
                                                                        -----------

             HONG KONG (COST: $459,858) (0.9%)
223,000      Consolidated Electric Power Asia, Limited                      451,376
                                                                        -----------





* Restricted security. (See Note 6)
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.



                                                                October 31, 1995



 Number
or Shares            EQUITY SECURITIES                                      Value
---------            -----------------                                      -----

                     INDIA (1.8%)
   6,000             Hindalco Industries, Limited (GDR)                  $  186,000
  43,000             Larsen & Toubro Limited (GDR)                          763,250
                                                                         ----------
                     TOTAL INDIA (Cost: $892,850)                           949,250
                     INDONESIA (2.7%)                                    ----------
 141,000             PT Astra International                                 282,372
 104,000             PT Bank International Indonesia 'Foreign'              363,908
  72,475             PT Indofood Sukses Makmur                              334,942
   8,900             PT Indonesian Satellite Corporation (ADR)              294,813
 190,080             PT Mayora Indah                                        135,951
                                                                         ----------
                     TOTAL INDONESIA (Cost: $1,415,239)                   1,411,986
                     IRELAND (COST: $275,000) (0.5%)                     ----------
  27,500             Central Asia Investment Company Limited                275,000  +
                     MALAYSIA (16.5%)                                    ----------
  94,000             Berjaya South Island (Prime Utilities Berhad)          869,001
 252,000             Commerce Asset Holdings                              1,249,095
 445,000             Development & Commercial Bank Holdings Berhad        1,260,425
 128,000             Genting Berhad                                       1,102,754
  20,000             Land & General Holdings Berhad                          46,420
 794,500             Lion Land Berhad                                       859,510
 523,000             MBF Capital Berhad                                     493,784
 265,000             New Straits Times Press Berhad                         833,989
 620,000             Renong Berhad                                          946,341
 113,000             Technology Resources Industries Berhad                 286,723
  81,000             Telekom Malaysia Berhad                                579,937
                                                                         ----------
                     TOTAL MALAYSIA (Cost: $8,393,073)                    8,527,979
                                                                         ----------

+   Security valued at fair value by the Adviser. (See Note 2)


See accompanying Notes to Financial Statements.

TCW Galileo Emerging Markets Fund

-----------------------------------



Number
of Shares
or Units          EQUITY SECURITIES                                                                Value
-----------       -----------------                                                                -----

                   MEXICO (13.3%).
    165,600        Cemex, S.A. de C.V.                                                           $  513,850
    386,700        Cifra, S.A. de C.V., Series C                                                    395,972
      3,600        Coca Cola FEMSA, S.A. de C.V. (ADR)                                               64,800
     21,000        DESC, S.A. de C.V., Serices B                                                     67,828
     13,400        Empresas ICA Sociedad Controladora, S.A. de C.V. (ADR)                           127,300
     12,500        Empresas La Moderna, S.A. de C.V., (ADR)                                         175,000
     99,600        Fomento Economica Mexicano, S.A. de C.V., Series B                               207,348
     22,440        Gruma, S.A. de C.V.                                                               66,465
    143,800        GRUPO CARSO, S.A. de C.V.  Series A1                                             756,522  **
    182,700        Grupo Cementos de Chihuahua, S.A. de C.V., Series B                              128,843
      4,300        Grupo Embotellador de Mexico (GDR)                                                44,613
     95,900        Grupo Financiero Inbursa, S.A. de C.V., Series B                                 261,054  **
     63,000        Grupo Industria Alfa, S.A. de C.V., Series A                                     724,189
     26,394        Grupo Industrial San Luis, S.A. de C.V., Units                                   124,711
     43,700        Grupo Industrial Bimbo, S.A. de C.V., Series A                                   166,417
     10,613        Grupo Industrial Maseca, S.A. de C.V. (ADR)                                      102,150
     14,030        Grupo Televisa, S.A. (ADR)                                                       242,018
    217,600        Industria Automotriz, S.A. Series B                                               62,272  + **
     66,600        Jugos del Valle, S.A. de C.V., Series B                                          116,292
     26,600        Kimberly-Clark de Mexico, S.A. de C.V., Series A                                 348,914
     11,500        Panamerican Beverage (ADR)                                                       314,813
     55,745        Telefonos de Mexico, S.A. de C.V., Series L (ADR)                              1,532,987
     17,300        Transportacion Maritima Mexicana, S.A. de C.V. (TMM), Series A (ADR)             108,125
     27,100        Tubos de Acero de Mexico, S.A. de C.V. (TAMSA) (ADR)                             182,925
                                                                                               ------------
                   TOTAL MEXICO (Cost: $9,192,704)                                                6,835,408
                                                                                               ------------
                   PAKISTAN (COST: $713,687) (0.7%)
      3,970        Pakistan Telecommunications (GDS)                                                371,195
                                                                                              -------------
                   PANAMA (COST: $96,875) (0.2%)
      3,100        Banco Latinamericano de Exportaciones, S.A. (ADR)                                129,425
                                                                                              -------------
                   PERU (1.0%)
     14,859        Credicorp, Limited                                                               245,174
     83,344        Cerveceria Backus y Johnson, S.A.                                                149,130
      5,647        Compania de Minas Buenaventura, S.A.                                              30,985
     19,890        Enrique Ferreyros, S.A.                                                           22,792
     34,751        Explosivos, S.A.                                                                  92,965
                                                                                               ------------
                   TOTAL PERU (Cost: $530,085)                                                      541,046
                                                                                               ------------





+   Security valued at fair value by the Adviser. (See Note 2)

**  Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.




                                                                October 31, 1995


 Number of
Shares or
  Units             EQUITY SECURITIES                                                  Value
----------          -----------------                                                  -----
                    PHILIPPINES (1.7%)
   209,000          Bacnotan Cement Corporation                                   $  200,653
    94,000          Manila Electric Company, Series B                                700,307
                                                                                  ----------
                    TOTAL PHILIPPINES (Cost: $905,948)                               900,960
                                                                                  ----------
                    PORTUGAL (2.9%)
    25,590          Corticeira Amorim                                                249,802
    28,467          Espirito Santo Financial Holding, S.A. (ADR)                     313,137
    15,750          Portugal Telecom                                                 297,950
    20,650          Soares da Costa                                                  287,771
    15,000          Sonae Investments, Series A                                      346,371
                                                                                  ----------
                    TOTAL PORTUGAL (Cost: $1,802,225)                              1,495,031
                                                                                  ----------
                    SINGAPORE (Cost: $385,647)(0.8%)
    80,000          Van der Horst, Limited                                           410,329
                                                                                  ----------
                    SOUTH AFRICA (10.0%)
     8,300          Anglo Alpha Limited                                              295,778
     5,100          Anglovaal Limited (144A) (ADR)                                   192,844  *
    29,500          Barlow Limited                                                   380,071
    18,400          DeBeers Consolidated Mines Limited (ADR)                         506,000
    20,000          Malbak Limited                                                   132,950
    45,591          Malbak Limited (144A)                                            303,065  *
   103,281          Murray & Roberts Holdings Limited                                721,948
    10,500          Nedcor Limited, Units (144A) (GDR)                               582,750  *
    54,700          Pick 'n Pay Stores Limited                                       198,677
    16,559          Pretoria Portland Cement Company Limited                         453,920
    33,525          Sasol Limited                                                    289,484
    21,546          The South African Breweries, Limited (ADR)                       702,938
    12,200          The South African Breweries, Limited (Ordinary Shares)           400,480
                                                                                  ----------
                    TOTAL SOUTH AFRICA (Cost: $4,095,436)                          5,160,905
                                                                                  ----------


* Restricted security. (See Note 6)

See accompanying Notes to Financial Statements.

TCW Galileo Emerging Markets Fund

-----------------------------------



  Number
of shares
or Warrants         EQUITY SECURITIES                                            Value
------------        -----------------                                          ----------
                    SOUTH KOREA (4.1%)
          60        Daewoo Corporation Warrants, expires 11/08/96              $   15,000  **
          20        Dong Yang Dragon Trust                                        300,000
      25,000        Korea Electric Power Corporation (New ADR)                    615,625
      38,000        Korea Exchange Bank (IN)                                      422,112
      11,800        L.G. Chemical, Limited (GDR)                                  280,250
       9,784        Pohang Iron & Steel Company, Limited (ADR)                    251,938
          42        Samsung Electronics Company, Limited (1/2
                    Voting GDR)                                                     4,326
          60        Samsung Electronics Company, Limited (1/2
                    Voting GDR)                                                     6,300
         593        Samsung Electronics Company, Limited (1/2
                    Non-Voting GDR)                                                32,615
       3,000        Samsung Electronics Company, Limited (144A)
                    (1/2 Non-Voting GDR)                                          195,750  *
                                                                              -----------
                    TOTAL SOUTH KOREA (Cost: $2,245,246)                        2,123,916
                                                                              -----------
                    TAIWAN (COST: $430,352) (0.8%)
      43,000        The Taiwan Index Fund, Limited                                397,750
                                                                              -----------
                    THAILAND (3.8%)
      54,000        PTT Exploration & Production Public
                    Company, Limited                                              489,154
      13,200        The Siam Cement Company, Limited Public
                    Company, Limited                                              719,523
      94,000        Thai Farmer's Bank                                            776,798
                                                                              -----------
                    TOTAL THAILAND (Cost: $1,992,153)                           1,985,475
                                                                              -----------
                    TURKEY (1.5%)
     444,000        Cimentas, A.S.                                                268,356
   1,898,000        Eczacibasi Yapi                                               225,732
     808,000        Netas Telekomunik                                             279,626
       3,098        Turkiye Garanti Bankasi (ADR)                                  27,882
                                                                              -----------
                    TOTAL TURKEY (Cost: $895,624)                                 801,596
                                                                              -----------
                    VIETNAM (COST: $378,350) (0.7%)
      32,900        Lazard Vietnam Fund Limited  (Preference Shares)              378,350
                                                                              -----------
                    TOTAL COMMON STOCK (Cost: $43,529,298) (78.2%)             40,582,425
                                                                              -----------

*   Restricted Security. (See Note 6)
**  Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.


                                                                October 31, 1995

Number of
Shares or
Rights              PREFERRED STOCK                                              Value
------------        -----------------                                          ----------
                    BRAZIL (12.7%)
46,582,985          Banco Bradesco, S.A                                        $   426,300
   915,800          Banco Itau, S.A                                                271,426
       535          BARDELLA S/A INDUSTRIAS MECANICAS                               77,891
 1,192,000          Caemi Mineracao e Metalurgia, S.A                               67,558
 2,626,289          CENTRAIS ELETRICAS BRASILEIRAS, S.A. (ELETROBRAS)              748,340
 1,013,677          Companhia Cervejaria Brahma                                    386,875
 7,794,064          COMPANHIA ENERGETICA DE MINAS GERAIS (CEMIG)                   166,969
   372,164          COMPANHIA ENERGETICA DE MINAS GERAIS (CEMIG), Rights,
                      expires 11/24/95                                                   -  **
   656,900          COMPANHIA DE TECIDOS NORTE DE MINAS (COTEMINAS)                204,940
 5,739,300          Compania Vale do Rio Doce                                      925,116
   227,600          Confab Industrial, S.A                                         120,711
 2,600,000          Duratex, S.A                                                   127,080
   143,771          Industrias Klabin de Papel e Celulose, S.A                     134,561
   354,600          Itausa - Investimentos Itau, S.A                               202,818
 5,887,000          Petroleo Brasileiro, S.A. (PETROBRAS)                          508,195
13,110,916          Refrigeracao Parana, S.A                                        30,950
31,947,492          Telecomunicacoes Brasileiras, S.A. (Telebras)                1,295,375
 5,668,700          Telecomunicacoes de San Paulo, S.A. (Telesp)                   813,579
79,807,000          Usinas Siderurgicas de Minas Gerais, S.A. (USIMINAS)            74,695  **
                                                                                ----------
                    TOTAL BRAZIL (Cost: $7,127,608)                              6,583,379
                                                                                ----------
                    PERU (COST: $359,653) (0.8%)
   227,056          CPT - Telefonica del Peru, S.A                                 405,278
                                                                                ----------
                      TOTAL PREFERRED STOCK (Cost: $7,487,261) (13.5%)           6,988,657
                                                                                ----------
                    TOTAL EQUITY SECURITIES (COST: $51,016,559) (91.7%)         47,571,082
                                                                                ----------

**  Non-income producing.

See accompanying Notes to Financial Statements.

TCW Galileo Emerging Markets Fund

-----------------------------------


Principal
Amount                 CONVERTIBLE SECURITIES                                                             Value
---------              ----------------------                                                             -----

                       INDIA (COST: $509,760) (0.9%)
$   450,000            Reliance Industries, Limited, Convertible Bond, 3.5%, due 11/03/99            $          456,750
                                                                                                     ------------------
                       PHILIPPINES (COST: $641,000) (1.3%)
    650,000            Bacnotan Consolidated Industries, Inc., Convertible Bond, 5.5%, due 06/21/04             656,500
                                                                                                     ------------------
                       SOUTH KOREA (1.4%)
    230,000            Daewoo Electronics Public Company, Limited, Convertible Bond, 3.5%,
                         due 12/31/07                                                                           294,400
    150,000            Goldstar, Convertible Bond, 3.25%, due 12/31/06                                          189,000
CHF 250,000            Yukong Limited, Convertible Bond, 1%, due 12/31/98                                       233,172
                                                                                                     ------------------
                       TOTAL SOUTH KOREA (Cost: $1,192,690)                                                     716,572
                                                                                                     ------------------
                       THAILAND (1.9%)
 $  303,000            Land & House Public Company, Limited, Convertible Bond, 5%, due 04/29/03                 369,660
    640,000            Siam Commercial Bank Public Company, Limited, Convertible Bond,
                         3.25%, due 01/24/04                                                                    641,600
                                                                                                     ------------------
                       TOTAL THAILAND (Cost: $1,049,629)                                                      1,011,260
                                                                                                     ------------------
                       TOTAL CONVERTIBLE SECURITIES (COST: $3,393,079) (5.5%)                                 2,841,082
                                                                                                     ------------------
                       SHORT-TERM INVESTMENTS (COST: $1,580,516) (3.0%)
  1,580,516            Bank of New York Depositary Reserve, 5%, due 11/01/95                                  1,580,516
                                                                                                     ------------------
                       TOTAL INVESTMENTS (COST: $55,990,154) (100.2%)                                        51,992,680

                       LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)                                          (119,496)
                                                                                                     ------------------

                       NET ASSETS (100%).                                                               $    51,873,184
                                                                                                     ==================


CHF Swiss Franc.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Latin America Equity Fund


                                                                October 31, 1995


SCHEDULE OF INVESTMENTS
-----------------------

Number
of Shares           EQUITY SECURITIES                                            Value
------------        -----------------                                          ----------
                    COMMON STOCK
                    ARGENTINA (9.3% OF NET ASSETS)
      97,400        Astra Compania Argentina de Petroleo, S.A                  $  144,094
       8,600        Banco Frances del Rio de la Plata, S.A. (ADR)                 188,125
      11,200        Banco de Galicia y Buenos Aires, S.A. (ADR)                   214,200
       6,600        Buenos Aires Embotelladora, S.A. (ADR)                        150,975
      20,000        Compania Interamericana de Automoviles, S.A                    72,971
     224,441        Compania Naviera Perez Companc S.A.C.F.I.M.F.A                989,389
      40,050        IRSA Inversiones y Representaciones, S.A                       84,071
      31,107        Juan Minetti, S.A                                              76,182
      19,900        Molinos Rio de la Plata, S.A                                  124,325
      24,500        Nobleza Piccardo                                               94,287
      47,500        Sociedad Comercial del Plata Sociedad Anonima                  95,912
      40,500        Telecom Argentina STET - France Telecom, S.A., Series B       155,863
       5,600        Telecom Argentina STET - France Telecom, S.A.,
                       Series B (ADR)                                             214,900
      23,500        Telefonica de Argentina Sociedad Anonima                      487,625
      16,255        TRANSPORTADORA DE GAS DEL SUR, S.A. (ADR)                     166,614
      21,900        Yacimientos Petroliferos Fiscales Sociedad
                      del Estado (ADR)                                            375,038
                                                                               ----------
                     TOTAL ARGENTINA (Cost: $3,797,211)                         3,634,571
                                                                               ----------
                    BRAZIL (5.8%)
   3,035,033        CENTRAIS ELETRICAS BRASILEIRAS, S.A. (ELETROBRAS)             861,651
       6,700        Clark Automotive Products Corporation (CAPCO) (ADR)            51,088  **
      16,837        COMPANHIA ENERGETICA DE MINAS GERAIS (CEMIG) (144A)           354,629  *
   4,300,000        Companhia Paranaense de Energia (COPEL)                        31,749
  12,400,000        Companhia Siderurgica Nacional                                265,641
      16,900        Companhia Souza Cruz Industria e Comercio                     120,915
   1,337,900        Light-Servicos de Electricidade, S.A                          404,180
   5,200,000        Telecomunicacoes Brasileiras, S.A. (Telebras)                 172,720
                                                                               ----------
                    TOTAL BRAZIL (Cost: $3,102,176)                             2,262,573
                                                                               ----------
                    CHILE (6.9%)
       4,770        Administradora de Fondos de Pensiones
                      Provida, S.A                                                116,865
      16,000        Chilgener, S.A. (ADR)                                         384,000
       3,700        Compania Cervecerias Unidas, S.A                               85,560
       5,600        Compania de Telecomunicaciones de Chile, S.A                  403,200
       4,850        Embotelladora Andina, S.A                                     161,263
      16,782        Enersis, S.A. (ADR)                                           421,648
       8,300        Genesis Chile Fund Limited                                    316,438
       6,300        Madeco, S.A                                                   156,713
      22,363        Maderas y Sinteticos Sociedad Anonima (MASISA) (ADR)          399,739
       5,625        Santa Isabel, S.A                                             127,266
       2,370        Sociedad Quimica y Minera de Chile, S.A                       102,799
                                                                               ----------
                      TOTAL CHILE (Cost: $2,645,947)                            2,675,491
                                                                               ----------

*  Restriced security. (See Note 6)
** Non-income producing.

See accompanying Notes to Financial Statements.

TCW Galileo Latin America Equity Fund

-----------------------------------

Number
of Shares           EQUITY SECURITIES                                            Value
------------        -----------------                                          ----------
                    COLOMBIA (5.9%)
      69,400        Almacenes Exito, S.A                                       $  250,516
      72,979        Banco de Bogota                                               338,076
       9,770        Banco Industrial Colombiano                                   133,116
      18,900        Cementos Diamante, S.A. (144A) (ADS)                          321,300  *
     104,828        Compania de Cementos Argos, S.A                               630,671
      29,358        Compania Nacional de Chocolates, S.A                          234,028
      22,600        Compania Suramericana de Seguros, S.A                         398,837
                                                                               ----------
                    TOTAL COLOMBIA (Cost: $3,296,251)                           2,306,544
                                                                               ----------
                    MEXICO (31.7%)
     275,500        Cemex, S.A. de C.V                                            854,866
     790,040        Cifra, S.A. de C.V., Series C                                 808,983
       2,300        Coca Cola FEMSA, S.A. de C.V. (ADR)                            41,400
      49,290        Corporacion Industrial San Luis, S.A. de C.V                  232,894
      32,700        DESC, S.A. de C.V., Series B                                  105,618
      23,300        Empresas ICA Sociedad Controladora, S.A. de C.V. (ADR)        221,350
      19,200        Empresas La Moderna, S.A. de C.V. (ADR)                       268,800
     125,300        Fomento Economico Mexicano, S.A. de C.V., Series B            260,850
      41,760        Gruma, S.A. de C.V                                            123,690
     234,200        GRUPO CARSO, S.A. de C.V., Series A1                        1,232,110  **
     143,100        Grupo Cementos de Chihuahua, S.A. de C.V., Series B           100,917
     186,900        Grupo Financiero Inbursa, S.A. de C.V., Series B              508,769
     121,359        Grupo Industrial Alfa, S.A., Series A                       1,395,029
      83,600        Grupo Industrial Bimbo, S.A. de C.V., Series A                318,364
      11,358        Grupo Industrial Maseca, S.A. de C.V. (ADR)                   109,321
      28,040        Grupo Televisa, S.A. (ADR)                                    483,690
   1,740,800        Industria Automotriz, S.A. Series B                           498,179  +**
     134,700        Jugos Del Valle, S.A. de C.V., Series B                       235,200
      52,600        Kimberly-Clark de Mexico, S.A. de C.V., Series A              689,958
      21,200        Panamerican Beverages, Inc. (ADR)                             580,350
     101,345        Telefonos de Mexico, S.A., de C.V., Series L (ADR)          2,786,988
      28,700        Transportacion Maritima Mexicana, S.A. de C.V. (TMM),
                      Series A (ADR)                                              179,375
      45,882        Tubos de Acero de Mexico, S.A. de C.V. (TAMSA) (ADR)          309,704
                                                                               ----------
                    TOTAL MEXICO (Cost: $17,016,462)                           12,346,405
                                                                               ----------
                    PANAMA (COST: $151,563) (0.5%)
       4,850        Banco Latinoamericano de Exportaciones, S.A. (ADR)            202,488
                                                                               ----------
                    PERU (2.9%)
     167,197        Cerveceria Backus y Johnston, S.A                             299,171
      18,072        Compania de Minas Buenaventura, S.A                            99,161
      19,339        Credicorp, Limited                                            319,094
      53,642        Enrique Ferreyros, S.A                                         61,467
     128,466        Explosivos, S.A                                               343,671
                                                                               ----------
                    TOTAL PERU (Cost: $1,122,597)                               1,122,564
                                                                               ----------


+   Security valued at fair value by the Advisor. (See Note 2)
**  Restricted Security. (See Note 6).
**  Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.


                                                                October 31, 1995



Number
of Shares           EQUITY SECURITIES                                            Value
------------        -----------------                                          ----------
                    VENEZUELA (COST: $971) (0.1%)
      18,920        C.A. La Electricidad de Caracas, S.A.C.A                   $    21,591
                                                                               -----------
                    TOTAL COMMON STOCK (Cost: $31,133,178)(63.1%)               24,572,227
                                                                               -----------
                    PREFERRED STOCK
                    BRAZIL (34.2%)
      23,473        Aracruz Celulose, S.A. (ADR)                                   217,125
  86,178,780        Banco Bradesco, S.A                                            788,658
   1,586,000        Banco Itau, S.A                                                470,060
       1,160        BARDELLA, S/A INDUSTRIAS MECANICAS                             168,885
     475,000        Brasmotor, S.A                                                 111,143
   3,175,000        Caemi Mineracao e Metalurgia, S.A                              179,947
   5,188,180        CENTRAIS ELECTRICAS BRASILEIRAS, S.A. (ELETROBRAS)           1,478,329
   9,830,000        Companhia Brasileira de Petroleo Ipiranga                       93,536
   2,434,784        Companhia Cervejaria Brahma                                    929,249
   1,403,400        COMPANHIA DE TECIDOS NORTE DE MINAS (COTEMINAS)                437,833
      34,200        Companhia Energetica de Sao Paulo (ADR)                        339,863
  10,028,800        Compania Vale do Rio Doce                                    1,616,539
     827,200        Confab Industrial, S.A                                         438,719
     288,062        Industrias Klabin de Papel e Celulose, S.A                     269,609
     486,000        Itausa -  Investimentos Itau, S.A                              277,974
   5,900,000        Lojas Americanas, S.A                                          141,119
  10,389,999        Petroleo Brasileiro, S.A. (PETROBRAS)                          896,915
  20,353,207        Refrigeracao Parana, S.A                                        48,047
  58,825,257        Telecomunicacoes Brasileiras, S.A. (Telebras)                2,385,188
  13,102,800        Telecomunicacoes de San Paulo, S.A. (Telesp)                 1,880,530
 161,395,000        Usinas Siderurgicas de Minas Gerais, S.A.  (USIMINAS)          151,056
                                                                               -----------
                    TOTAL BRAZIL (Cost: $14,001,907)                            13,320,324
                                                                               -----------

                    PERU (COST: $600,882) (1.9%)
     406,676        CPT -Telefonica del Peru, S.A                                  725,887
                                                                               -----------
                       TOTAL PREFERRED STOCK (Cost: $14,602,790)(36.1%)         14,046,211
                                                                               -----------
                    TOTAL EQUITY SECURITIES (COST: $45,735,968) (99.2%)         38,618,438
                                                                               -----------

Principal
Amount              SHORT-TERM INVESTMENTS (COST: $361,443)(0.9%)                 Value
------------        ---------------------------------------------               ----------
$    361,443        Bank of New York Depositary Reserve, 5%, due 11/01/95          361,443
                                                                               -----------
                    TOTAL INVESTMENTS (COST: $46,097,411) (100.1%)              38,979,881

                    LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)                  (37,960)
                                                                               -----------
                    NET ASSETS (100%)                                          $38,941,921
                                                                               ===========


See accompanying Notes to Financial Statements.


                                                                            TCW GALILEO
                                                                            MONEY MARKET
STATEMENTS OF ASSETS AND LIABILITIES                                            FUND
------------------------------------                                        -------------

ASSETS

 Investments, at Value(1)                                                  $       86,422
 Receivables for Fund Shares Sold                                                      --
 Receivables for Fund Shares Issued upon Reinvestment of Dividends                     --
 Receivables for Securities Sold                                                       --
 Accrued Interest and Dividends Receivable                                            388
 Deferred Organization Costs                                                           --
                                                                           --------------
    Total Assets                                                                   86,810
                                                                           --------------
LIABILITIES
 Distribution Payable                                                                 408
 Payables for Securities Purchased                                                     --
 Management Fees and Other Accrued Expenses                                           100
                                                                           --------------
    Total Liabilities                                                                 508
                                                                           --------------
NET ASSETS                                                                 $       86,302
                                                                           ==============
NET ASSETS CONSIST OF:
 Paid-in Capital                                                           $       86,302
 Undistributed (Overdistributed) Net Realized Gain (Loss) on Investments
   and Foreign Currency Transactions                                                   --
 Unrealized Appreciation (Depreciation) on Investments
   and Foreign Currency Translations                                                   --
 Undistributed (Overdistributed) Net Investment Income (Loss)                          --
                                                                           --------------
NET ASSETS                                                                 $       86,302
                                                                           ==============
CAPITAL SHARES OUTSTANDING                                                     86,302,294
                                                                           ==============
NET ASSET VALUE PER SHARE                                                  $         1.00
                                                                           ==============




(1) The identified cost for the TCW Galileo Money Market Fund, the TCW Galileo High Grade Fixed Income Fund, the TCW Galileo High Yield Bond Fund, the TCW Galileo Mortgage Backed Securities Fund and the TCW Galileo Long-Term Mortgage Backed Securities Fund at October 31, 1995 was $86,422, $34,654, $89,107, $84,387 and $79,093, respectively.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.



                                                     Dollar Amounts in Thousands
                                                      (Except per Share Amounts)

                                                                October 31, 1995

   TCW GALILEO       TCW GALILEO     TCW GALILEO        TCW GALILEO LONG-TERM
   HIGH GRADE        HIGH YIELD      MORTGAGE BACKED       MORTGAGE BACKED
FIXED INCOME FUND    BOND FUND       SECURITIES FUND       SECURITIES FUND
-----------------    -----------     ---------------    ---------------------
  $   35,944         $   90,261        $   80,317            $   79,534
           2                 74               100                    --
         104                556               395                   411
           -                213               410                   134
         466              2,388               631                   556
          23                 23                23                    26
  ----------         ----------        ----------            ----------
      36,539             93,515            81,876                80,661
  ----------         ----------        ----------            ----------


         113                756               422                   417
         133                  -                --                    --
          57                107                88                    85
  ----------         ----------        ----------            ----------
         303                863               510                   502
  ----------         ----------        ----------            ----------
  $   36,236         $   92,652        $   81,366            $   80,159
  ==========         ==========        ==========            ==========


  $   37,992         $   92,834        $   90,117            $   80,258
      (3,623)            (1,457)           (4,516)                 (562)
       1,290              1,154            (4,070)                  441
         577                121              (165)                   22
  ----------         ----------        ----------            ----------
  $   36,236         $   92,652        $   81,366            $   80,159
  ==========         ==========        ==========            ==========

   3,770,108          9,513,757         8,494,948             8,384,717
  ==========         ==========        ==========            ==========

  $     9.61         $     9.74        $     9.58            $     9.56
  ==========         ==========        ==========            ==========

------------------------------------------------

                                                     TCW          TCW GALILEO
                                                GALILEO CORE   EARNINGS MOMENTUM
                                                 EQUITY FUND         FUND
                                                ------------   -----------------
ASSETS

 Investments, at Value (1)                          $198,313         $62,099
 Receivables for Fund Shares Sold                         --             425
 Receivables for Securities Sold                          --           1,722
 Accrued Interest and Dividends Receivable               179              21
 Deferred Organization Costs                              23               3
                                                  ----------       ---------
    Total Assets                                     198,515          64,270
                                                  ----------       ---------

LIABILITIES

 Payable for Fund Shares Redeemed                         --             100
 Payables for Securities Purchased                       600             648
 Management Fees and Other Accrued Expenses              194             111
                                                  ----------       ---------
    Total Liabilities                                    794             859
                                                  ----------       ---------

NET ASSETS                                          $197,721         $63,411
                                                  ==========       =========

NET ASSETS CONSIST OF:

  Paid-in Capital                                   $165,491         $54,036
  Undistributed (Overdistributed) Net Realized
   Gain (Loss) on Investments and Foreign
   Currency Transactions                              (8,994)            368
  Unrealized Appreciation (Depreciation) on
   Investments and Foreign Currency
   Translations                                       40,606           9,175
  Undistributed (Overdistributed) Net Investment
   Income (Loss)                                         618            (168)
                                                  ----------       ---------
NET ASSETS                                          $197,721         $63,411
                                                  ==========       =========
CAPITAL SHARES OUTSTANDING                        14,445,808       5,529,534
                                                  ==========       =========
NET ASSET VALUE PER SHARE                             $13.69          $11.47
                                                  ==========       =========


(1) The identified cost for the TCW Galileo Core Equity Fund, the TCW Galileo Earnings Momentum Fund, the TCW Galileo Small Cap Growth Fund, the TCW Galileo Asia Pacific Equity Fund, the TCW Galileo Emerging Markets Fund and the TCW Galileo Latin America Equity Fund at October 31, 1995 was $157,707, $52,924, $46,379, $44,124, $55,990, $46,098, respectively.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.



                                                     Dollar Amounts in Thousands
                                                      (Except per Share Amounts)

                                                                October 31, 1995

                                                    TCW GALILEO          TCW GALILEO     TCW GALILEO        TCW GALILEO
                                                    SMALL CAP            ASIA PACIFIC    EMERGING MARKETS   LATIN AMERICA
                                                    GROWTH FUND          EQUITY FUND     FUND               EQUITY FUND
                                                    -----------          -----------     ----------------   -------------
ASSETS

 Investments, at Value (1)                        $      67,706        $      47,042   $        51,993    $        38,980
 Receivables for Fund Shares Sold                            --                   23                --                 --
 Receivables for Securities Sold                          1,380                  129                --                205
 Accrued Interest and Dividends Receivable                   29                   49                77                 25
 Deferred Organization Costs                                  7                    7                 7                 23
                                                  -------------        -------------   ---------------    ---------------
    Total Assets                                         69,122               47,250            52,077             39,233
                                                  -------------        -------------   ---------------    ---------------

LIABILITIES

 Payable for Fund Shares Redeemed                            --                  247                --                178
 Payables for Securities Purchased                        2,968                  179                73                 --
 Management Fees and Other Accrued Expenses                  98                  115               131                113
                                                     ----------        -------------   ---------------    ---------------
    Total Liabilities                                     3,066                  541               204                291
                                                     ----------        -------------   ---------------    ---------------

NET ASSETS                                        $      66,056        $      46,709   $        51,873            $38,942
                                                     ==========        =============   ===============    ===============

NET ASSETS CONSIST OF:

  Paid-in Capital                                 $      43,294        $      44,719   $        64,223    $        73,707
  Undistributed (Overdistributed) Net Realized
   Gain (Loss) on Investments and Foreign
   Currency Transactions                                  1,840               (1,182)           (8,620)           (28,111)
  Unrealized Appreciation (Depreciation) on
   Investments and Foreign Currency
   Translations                                          21,327                2,918            (3,997)            (7,118)
  Undistributed (Overdistributed) Net Investment
   Income (Loss)                                           (405)                 254               267                464
                                                  -------------        -------------   ---------------    ---------------
NET ASSETS                                        $      66,056              $46,709   $        51,873    $        38,942
                                                  =============        =============   ===============    ===============
CAPITAL SHARES OUTSTANDING                            4,883,358            5,385,801         7,217,659          4,914,720
                                                  =============        =============   ===============    ===============
NET ASSET VALUE PER SHARE                         $       13.53        $        8.67             $7.19    $          7.92
                                                  =============        =============   ===============    ===============

STATEMENTS OF OPERATIONS
------------------------

                                                    TCW GALILEO
                                                    MONEY MARKET
                                                        FUND
                                                    ------------
INVESTMENT INCOME

 Income:
  Interest                                              $7,122
                                                        ------

Expenses:
  Management Fees                                          304
  Custodian Fees                                            44
  Registration Fees                                          9
  Transfer Agent Fees                                       36
  Directors Fees and Expenses                               10
  Audit and Tax Fees                                        24
  Accounting Service Fees                                  117
  Legal Fees                                                 3
  Amortization of Deferred Organization Costs               --
  Other                                                     10
                                                        ------
 Total Expenses                                            557
 Less Expenses Borne by Investment Adviser                  95
                                                        ------
 Net Expenses                                              462
                                                        ------
 Net Investment Income                                   6,660
                                                        ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY

 Net Realized (Loss) on Investments and
 Foreign Currency Transactions During the Year              --
 Change in Unrealized Appreciation (Depreciation)
 on Investments and Foreign Currency
 Translations During the Year                               --
                                                        ------
 Net Realized and Unrealized Gain (Loss) on Investments
 and Foreign Currency During the Year                       --
                                                        ------
INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                         $6,660
                                                        ======



See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.



                                                     Dollar Amounts in Thousands
                                                     Year Ended October 31, 1995




                                                        TCW GALILEO         TCW GALILEO     TCW GALILEO      TCW GALILEO LONG-TERM
                                                      HIGH GRADE FIXED     HIGH YIELD     MORTGAGE BACKED       MORTGAGE BACKED
                                                         INCOME FUND         BOND FUND      SECURITIES FUND      SECURITIES FUND
                                                      ----------------    --------------   ----------------   ---------------------
INVESTMENT INCOME

 Income:
  Interest                                               $      2,528        $     9,880    $     7,647        $      6,042
                                                        -------------        -----------    -----------        ------------

Expenses:
  Management Fees                                                 143                708            494                 353
  Custodian Fees                                                    7                 10             15                  10
  Registration Fees                                                --                  1             --                  10
  Transfer Agent Fees                                              27                 32             37                  28
  Directors Fees and Expenses                                      10                 10             10                  10
  Audit and Tax Fees                                               21                 18             29                  27
  Accounting Service Fees                                          35                 35             35                  35
  Legal Fees                                                        1                 --             --                   1
  Amortization of Deferred Organization Costs                      10                 10             10                  10
  Other                                                             4                  9              7                   2
                                                          ------------        -----------    -----------        -----------
 Total Expenses                                                   258                833            637                 486
 Less Expenses Borne by Investment Adviser                         15                 17             21                   5
                                                         ------------        -----------    -----------        ------------
 Net Expenses                                                     243                816            616                 481
                                                          ------------        -----------    -----------        -----------
 Net Investment Income                                          2,285              9,064          7,031               5,561
                                                          ------------        -----------    -----------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY

 Net Realized (Loss) on Investments and
 Foreign Currency Transactions During the Year
 Change in Unrealized Appreciation (Depreciation)             (1,514)            (1,241)        (4,070)               (531)
 on Investments and Foreign Currency
 Translations During the Year                                   3,904              5,286          6,177               6,062
                                                          ------------        -----------    -----------        -----------
 Net Realized and Unrealized Gain (Loss) on Investments
 and Foreign Currency During the Year                           2,390              4,045          2,107               5,531
                                                         ------------        -----------    -----------         -----------
INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                          $      4,675        $    13,109    $     9,138         $    11,092
                                                         ============        ===========    ===========         ===========


------------------------------------

                                                           TCW         TCW GALILEO
                                                      GALILEO CORE   EARNINGS MOMENTUM
                                                      EQUITY FUND         FUND
                                                      ------------   -----------------

INVESTMENT INCOME

 Income:
  Dividends                                                 $1,874         $ 132
  Interest                                                     280           311
                                                            ------         -----
    Total                                                    2,154           443
                                                            ------         -----

 Expenses:
  Management Fees                                            1,214           517
  Custodian Fees                                                16            16
  Registration Fees                                             13            19
  Transfer Agent Fees                                           42            19
  Directors Fees and Expenses                                   10            10
  Audit and Tax Fees                                            18            18
  Accounting Service Fees                                       35            35
  Legal Fees                                                     2             3
  Amortization of Deferred Organization Costs                   10             1
  Other                                                         13             4
                                                             ------         -----
 Total Expenses                                              1,373           642
 Less Expenses Borne by Investment Adviser                      --            53
                                                            ------         -----
 Net Expenses                                                1,373           589
                                                            ------         -----
 Net Investment Income (Loss)                                  781          (146)
                                                            ------         -----

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY

Net Realized Gain (Loss) on Investments and
   Foreign Currency Transactions During the Year            (5,733)          368
  Change in Unrealized Appreciation (Depreciation) on
   Investments and Foreign Currency Translations
   During the Year                                          33,993         7,003
                                                            ------         -----
  Net Realized and Unrealized Gain(Loss)on Investments
   and Foreign Currency During the Year                     28,260         7,371
                                                            ------         -----

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                  $29,041        $7,225
                                                           =======        ======



See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.



                                                     Dollar Amounts in Thousands
                                                     Year Ended October 31, 1995




                                                          TCW GALILEO  TCW GALILEO     TCW GALILEO      TCW GALILEO
                                                           SMALL CAP   ASIA PACIFIC  EMERGING MARKETS  LATIN AMERICA
                                                          GROWTH FUND  EQUITY FUND        FUND          EQUITY FUND
                                                          -----------  ------------  ----------------  -------------

INVESTMENT INCOME

 Income:
  Dividends                                               $       78   $     789(1)  $      902(1)     $      164(1)
  Interest                                                       190         186            257               150
                                                          ----------   ----------    -----------       -----------
    Total                                                        268         975          1,159             1,314
                                                          ----------   ----------    -----------       -----------

 Expenses:
  Management Fees                                                444         441            555               610
  Custodian Fees                                                  16         133            207               202
  Registration Fees                                               --          --              2                28
  Transfer Agent Fees                                             22          20             23                28
  Directors Fees and Expenses                                     10          10             10                10
  Audit and Tax Fees                                              19          19             19                18
  Accounting Service Fees                                         35          35             35                35
  Legal Fees                                                       1           1              1                --
  Amortization of Deferred Organization Costs                      2           2              2                10
  Other                                                            2           3              7                17
                                                          ----------   ----------    -----------       -----------
 Total Expenses                                                  551         664            861               958
 Less Expenses Borne by Investment Adviser                        15          17             --                --
                                                          ----------   ----------   ------------       -----------
 Net Expenses                                                    536         647            861               958
                                                          ----------   ----------    -----------       -----------
 Net Investment Income (Loss)                                   (268)        328            298               356
                                                          ----------   ----------    -----------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY

Net Realized Gain (Loss) on Investments and
   Foreign Currency Transactions During the Year
  Change in Unrealized Appreciation (Depreciation) on          4,011        (612)        (7,843)          (27,909)
   Investments and Foreign Currency Translations
   During the Year                                            13,475      (5,846)       (11,550)          (21,001)
                                                          ----------   ----------    -----------       -----------
  Net Realized and Unrealized Gain(Loss)on Investments
   and Foreign Currency During the Year                       17,486      (6,458)       (19,393)          (48,910)
                                                          ----------   ----------    -----------       -----------

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                 $   17,218   $  (6,130)    $  (19,095)       $  (48,554)
                                                          ==========   ==========    ===========       ===========



(1) Net of foreign taxes withheld of $63, $92 and $94 for TCW Galileo Asia Pacific Equity Fund, TCW Galileo Emerging Markets Fund and TCW Galileo Latin America Equity Fund, respectively.

TCW Galileo Money Market Fund
                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                                                           Ten Months Ended
                                                                           YEAR ENDED                      October 31, 1994
                                                                        OCTOBER 31, 1995                       (Note 1)
                                                                        ----------------                   -----------------
OPERATIONS
  Net Investment Income                                                  $      6,660                         $        2,385
                                                                         ------------                         --------------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Investment Income                                     (6,660)                                (2,385)
                                                                         ------------                         --------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from Shares Sold
    (666,989,130 shares in 1995 and 453,783,500 shares in 1994)               666,989                                453,784
  Proceeds from Shares Issued upon Reinvestment of Dividends
    (4,274,516 shares in 1995 and 1,784,433 shares in 1994)                     4,274                                  1,784
  Cost of Shares Redeemed
    (709,352,932 shares in 1995 and 412,380,355 shares in 1994)              (709,353)                              (412,380)
                                                                         ------------                         --------------
  Increase (Decrease) in Net Assets Resulting from
    Capital Share Transactions                                                (38,090)                                43,188
                                                                         ------------                         --------------
  Increase (Decrease) in Net Assets                                           (38,090)                                43,188

NET ASSETS
  Beginning of Period                                                         124,392                                 81,204
                                                                         ------------                         --------------
  End of Period                                                          $     86,302                         $      124,392
                                                                         ============                         ==============

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo High Grade Fixed Income Fund
                                                     Dollar Amounts in Thousands

STATMENT OF CHANGES IN NET ASSETS
---------------------------------

                                                                                   Ten Months Ended
                                                                  Year Ended       October 31, 1994
                                                               October 31, 1995        (Note 1)
                                                               ----------------    ----------------
OPERATIONS

  Net Investment Income                                               $ 2,285          $ 2,155
  Net Realized (Loss) on Investments and
   Foreign Currency Transactions                                       (1,514)          (2,038)
  Change in Unrealized Appreciation (Depreciation) on
   Investments and Foreign Currency Translations                        3,904           (2,883)
                                                                      -------          -------
  Increase (Decrease) in Net Assets Resulting from Operations           4,675           (2,766)
                                                                      -------          -------
DISTRIBUTIONS TO SHAREHOLDERS

 Distributions from Net Investment Income                              (2,147)          (1,718)
                                                                      -------          -------
CAPITAL SHARE TRANSACTIONS

  Proceeds from Shares Sold
   (2,119,508 shares in 1995 and 3,963,230 shares in 1994)             19,224           37,183
  Proceeds from Shares Issued upon Reinvestment of Dividends
   (189,055 shares in 1995 and 163,910 shares in 1994)                  1,718            1,564
  Cost of Shares Redeemed
   (4,148,031 shares in 1995 and 1,837,337 shares in 1994)            (37,387)         (17,438)
                                                                      -------          -------
  Increase (Decrease) in Net Assets Resulting from
   Capital Share Transactions                                         (16,445)          21,309
                                                                      -------          -------
  Increase (Decrease) in Net Assets                                   (13,917)          16,825

NET ASSETS

 Beginning of Period                                                   50,153           33,328
                                                                      -------          -------
 End of Period                                                        $36,236          $50,153
                                                                      =======          =======


See accompanying Notes to Financial Statements.

TCW Galileo High Yield Bond Fund
                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                                     Ten Months Ended
                                                                    YEAR ENDED       October 31, 1994
                                                                 OCTOBER 31, 1995        (Note 1)
                                                                 ----------------    ----------------
OPERATIONS

 Net Investment Income                                                $ 9,064             $ 6,285
 Net Realized (Loss) on Investments                                    (1,241)               (216)
 Change in Unrealized Appreciation (Depreciation)
 on Investments                                                         5,286              (6,353)
                                                                      -------             -------
 Increase (Decrease) in Net Assets Resulting from Operations           13,109                (284)
                                                                      -------             -------
DISTRIBUTIONS TO SHAREHOLDERS

 Distributions from Net Investment Income                              (9,725)             (5,497)
                                                                      -------             -------
CAPITAL SHARE TRANSACTIONS

  Proceeds from Shares Sold
   (4,675,533 shares in 1995 and 3,745,877 shares in 1994)             44,410              36,528
  Proceeds from Shares Issued upon Reinvestment of Dividends
   (753,663 shares in 1995 and 589,062 shares in 1994)                  7,155               5,762
  Cost of Shares Redeemed
   (5,518,004 shares in 1995 and 2,016,091 shares in 1994)           (52,874)             (19,669)
                                                                     -------              -------
  Increase (Decrease) in Net Assets Resulting from
   Capital Share Transactions                                         (1,309)              22,621
                                                                     -------              -------
  Increase in Net Assets                                               2,075               16,840

NET ASSETS

 Beginning of Period                                                  90,577               73,737
                                                                     -------              -------
 End of Period                                                       $92,652              $90,577
                                                                     =======              =======



See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Mortgage Backed Securities Fund
                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                                       Ten Months Ended
                                                                       YEAR ENDED      October 31, 1994
                                                                     OCTOBER 31, 1995       (Note 1)
                                                                     ----------------  ----------------

OPERATIONS

 Net Investment Income                                                   $ 7,031            $ 7,221
 Net Realized (Loss) on Investments                                       (4,070)              (446)
 Change in Unrealized Appreciation (Depreciation)
 on Investments                                                            6,177             (7,605)
                                                                         -------           ----------
 Increase (Decrease) in Net Assets Resulting from Operations               9,138               (830)
                                                                         -------           ----------
DISTRIBUTIONS TO SHAREHOLDERS

  Distributions from Net Investment Income                                (7,576)            (6,642)
  Distributions in Excess of Net Investment Income                          (165)                --
                                                                         -------            ---------
  Total Distributions to Shareholders                                     (7,741)            (6,642)
                                                                         -------            ---------

CAPITAL SHARE TRANSACTIONS

  Proceeds from Shares Sold
   (1,303,201 shares in 1995 and 18,907,101 shares in 1994)               12,379            183,889
  Proceeds from Shares Issued upon Reinvestment of Dividends
   (779,171 shares in 1995 and 782,691 shares in 1994)                     7,325              7,544
  Cost of Shares Redeemed
   (7,928,897 shares in 1995 and 20,325,505 shares in 1994)              (74,683)          (196,679)
                                                                         -------          -----------
  (Decrease) in Net Assets Resulting from
   Capital Share Transactions                                            (54,979)            (5,246)
                                                                         -------          -----------
  (Decrease) in Net Assets                                               (53,582)           (12,718)

NET ASSETS

 Beginning of Period                                                     134,948            147,666
                                                                         -------          -----------
 End of Period                                                           $81,366           $134,948
                                                                         =======          ===========



See accompanying Notes to Financial Statements.

TCW Galileo Long-term Mortgage Backed Securities Fund

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                                          Ten Months Ended
                                                                       YEAR ENDED        October 31, 1994
                                                                     OCTOBER 31, 1995        (Note 1)
                                                                     ----------------    ----------------
OPERATIONS

 Net Investment Income                                               $    5,561          $       2,931
 Net Realized (Loss) on Investments                                        (531)                   (44)
 Change in Unrealized Appreciation (Depreciation)
  on Investments                                                          6,062                 (5,713)
                                                                     ----------          -------------
 Increase (Decrease) in Net Assets Resulting from Operations             11,092                 (2,826)
                                                                     ----------          -------------
DISTRIBUTIONS TO SHAREHOLDERS

 Distributions from Net Investment Income                                (6,263)                (2,207)
                                                                     ----------          -------------
CAPITAL SHARE TRANSACTIONS

  Proceeds from Shares Sold
   (1,550,163 shares in 1995 and 5,158,471 shares in 1994)               14,209                 48,322
  Proceeds from Shares Issued upon Reinvestment of Dividends
   (681,560 shares in 1995 and 229,472 shares in 1994)                    6,205                  2,152
  Cost of Shares Redeemed
   (1,293,849 shares in 1995 and 445,928 shares in 1994)                (11,716)                (4,024)
                                                                     ----------          -------------
  Increase in Net Assets Resulting from
   Capital Share Transactions                                             8,698                 46,450

  Increase in Net Assets                                                 13,527                 41,417

NET ASSETS

 Beginning of Period                                                     66,632                 25,215
                                                                     ----------          -------------
 End of Period                                                       $   80,159          $      66,632
                                                                     ==========          =============

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Core Equity Fund

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                                       Ten Months Ended
                                                                       YEAR ENDED      October 31, 1994
                                                                     OCTOBER 31, 1995       (Note 1)
                                                                     ----------------  ----------------
OPERATIONS

 Net Investment Income                                                   $   781            $   383
 Net Realized (Loss) on Investments                                       (5,733)            (2,535)
 Change in Unrealized Appreciation (Depreciation)
  on Investments                                                          33,993               (964)
                                                                         -------            -------
 Increase (Decrease) in Net Assets Resulting from Operations              29,041             (3,116)
                                                                         -------            -------
DISTRIBUTIONS TO SHAREHOLDERS

 Distributions from Net Investment Income                                   (543)                --
                                                                         -------            -------
CAPITAL SHARE TRANSACTIONS

  Proceeds from Shares Sold
   (7,935,518 shares in 1995 and 7,946,014 shares in 1994)                94,454             93,851
  Proceeds from Shares Issued upon Reinvestment of Dividends
   (40,364 shares in 1995 and 8,694 shares in 1994)                          437                102
  Cost of Shares Redeemed
   (5,300,160 shares in 1995 and 914,855 shares in 1994)                 (61,790)           (10,600)
                                                                         -------            -------
  Increase in Net Assets Resulting from
   Capital Share Transactions                                             33,101             83,353
                                                                         -------            -------
  Increase in Net Assets                                                  61,599             80,237

NET ASSETS

 Beginning of Period                                                     136,122             55,885
                                                                         -------            -------
 End of Period                                                          $197,721           $136,122
                                                                         =======            =======

See accompanying Notes to Financial Statements.

TCW Galileo Earnings Momentum Fund
                                                     Dollar Amounts in Thousands

STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                             Year Ended
                                                          October 31, 1995
                                                          ----------------

OPERATIONS

 Net Investment (Loss)                                         $ (146)
 Net Realized Gain on Investments                                 368
 Change in Unrealized Appreciation on Investments               7,003
                                                              -------
 Increase in Net Assets Resulting from Operations               7,225
                                                              -------
DISTRIBUTIONS TO SHAREHOLDERS

 Distributions in Excess of Net Investment Income                 (22)
                                                              -------
CAPITAL SHARE TRANSACTIONS

  Shares Issued upon Exchange of Limited Partnership
   Interests (4,059,985 shares) (Note 1)                       40,600
  Proceeds from Shares Sold (3,047,975 shares)                 31,464
  Proceeds from Shares Issued upon
   Reinvestment of Dividends (2,265 shares)                        21
  Cost of Shares Redeemed (1,580,691 shares)                  (15,877)
                                                              -------
  Increase in Net Assets Resulting from
   Capital Share Transactions                                  56,208
                                                              -------
  Increase in Net Assets                                       63,411

NET ASSETS

 Beginning of Period                                               --
                                                              -------
 End of Period                                                $63,411
                                                              =======

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
TCW Galileo Small Cap Growth Fund

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                                        March 1, 1994
                                                                                       (Commencement of
                                                                     Year Ended       Operations) through
                                                                  October 31, 1995     October 31, 1994
                                                                  ----------------    -------------------
OPERATIONS

 Net Investment (Loss)                                                $  (268)            $  (137)
 Net Realized Gain (Loss) on Investments                                4,011                 (34)
 Change in Unrealized Appreciation (Depreciation)
  on Investments                                                       13,475              (1,225)
                                                                      -------             -------
 Increase (Decrease) in Net Assets Resulting from Operations           17,218              (1,396)
                                                                      -------             -------
DISTRIBUTION TO SHAREHOLDERS
 Distributions from Realized Gains                                     (2,137)                 --
                                                                      -------             -------
CAPITAL SHARE TRANSACTIONS

  Shares Issued upon Exchange of Limited Partnership Interests
   (3,557,120 shares in 1994) (Note 1)                                     --              35,571
  Proceeds from Shares Sold
   (1,983,967 shares in 1995 and 2,394,053 shares in 1994)             23,244              21,442
  Proceeds from Shares Issued upon Reinvestment of Dividends
   (163,629 shares in 1995)                                             2,073                  --
  Cost of Shares Redeemed
   (2,704,761 shares in 1995 and 510,650 shares in 1994)              (25,431)             (4,528)
                                                                      -------             -------
  Increase (Decrease) in Net Assets Resulting from
   Capital Share Transactions                                            (114)             52,485
                                                                      -------             -------
  Increase in Net Assets                                               14,967              51,089

NET ASSETS

 Beginning of Period                                                   51,089                  --
                                                                      -------             -------
 End of Period                                                        $66,056             $51,089
                                                                      =======             =======

TCW Galileo Asia Pacific Equity Fund
                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                                        March 1, 1994
                                                                                       (Commencement of
                                                                     Year Ended       Operations) through
                                                                  October 31, 1995     October 31, 1994
                                                                  ----------------    -------------------
OPERATIONS

  Net Investment Income                                              $   328                $  144
  Net Realized Gain (Loss) on Investments and
   Foreign Currency Transactions                                        (612)                1,288
  Change in Unrealized Appreciation (Depreciation) on Investments
   and Foreign Currency Translations                                  (5,846)                  (49)
                                                                     -------               -------
  Increase (Decrease) in Net Assets Resulting from Operations         (6,130)                1,383
                                                                     -------               -------

DISTRIBUTIONS TO SHAREHOLDERS

  Distributions from Net Investment Income                              (218)                   --
  Distributions from Realized Gains                                     (676)                   --
  Distributions in Excess of Realized Gains                           (1,182)                   --
                                                                     -------               -------
  Total Distributions to Shareholders                                 (2,076)                   --
                                                                     -------               -------


CAPITAL SHARE TRANSACTIONS

  Shares Issued upon Exchange of
   Limited Partnership Interests
   (4,449,194 shares in 1994) (Note 1)                                    --                44,492
  Proceeds from Shares Sold
   (1,755,040 shares in 1995 and 1,329,385 shares in 1994)            15,396                12,575
  Proceeds from Shares Issued Upon Reinvestment of Dividends
   (234,996 shares in 1995)                                             2,01                    --
  Cost of Shares Redeemed
   (1,905,568 shares in 1995 and 477,246 shares in 1994)              (16,54)               (4,431)
                                                                     -------               -------
  Increase in Net Assets Resulting from
   Capital Share Transactions                                            896                52,636
                                                                     -------               -------
  Increase (Decrease) in Net Assets                                   (7,310)               54,019

NET ASSETS

 Beginning of Period                                                  54,019                    --
                                                                     -------               -------
 End of Period                                                       $46,709               $54,019
                                                                     =======               =======

See Accompanying Notes to Financial Statements.

                                                        TCW GALILEO FUNDS, INC.

TCW Galileo Emerging Markets Fund

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                                                 March 1, 1994
                                                                                               (Commencement of
                                                                Year Ended                      Operations) through
                                                             October 31, 1995                    October 31, 1994
                                                             ----------------                  --------------------
OPERATIONS

  Net Investment Income (Loss)                                      $    298                              $   (31)
  Net Realized (Loss) on Investments and
   Foreign Currency Transactions                                      (7,843)                                (777)
  Change in Unrealized Appreciation (Depreciation) on
   Investments and Foreign Currency Translations                     (11,550)                               2,816
                                                                    --------                              -------
  Increase (Decrease) in Net Assets Resulting from Operations        (19,095)                               2,008
                                                                    --------                              -------

CAPITAL SHARE TRANSACTIONS

   Shares Issued upon Exchange of
   Limited Partnership Interests
   (3,721,358 shares in 1994) (Note 1)                                    --                               37,213
  Proceeds from Shares Sold
   (2,180,661 shares in 1995 and 4,382,042 shares in 1994)            17,546                               39,241
  Cost of Shares Redeemed
   (2,181,253 shares in 1995 and 885,149 shares in 1994)             (16,790)                              (8,250)
                                                                     -------                              -------
   Increase (Decrease) in Net Assets Resulting from
    Capital Share Transactions                                           756                               68,204
                                                                     -------                              -------
   Increase (Decrease) in Net Assets                                 (18,339)                              70,212


NET ASSETS

 Beginning of Period                                                  70,212                                   --
                                                                     -------                              -------

 End of Period                                                       $51,873                              $70,212
                                                                     =======                              =======

See accompanying Notes to Financial Statements.

TCW Galileo Latin America Equity Fund


                                                     Dollar Amounts in Thousands



STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                                  Ten Months Ended
                                                              Year Ended          October 31, 1994
                                                          October 31, 1995            (Note 1)
                                                          ----------------        ----------------
OPERATIONS

 Net Investment Income................................          $    356               $     108
 Net Realized Gain (Loss) on Investments and
  Foreign Currency Transactions                                  (27,909)                  9,404
 Change in Unrealized Appreciation (Depreciation) on
 Investments and Foreign Currency Translations                   (21,001)                (11,092)
                                                                --------                --------
  (Decrease) in Net Assets Resulting from Operations             (48,554)                 (1,580)
                                                                --------                --------

DISTRIBUTIONS TO SHAREHOLDERS

  Distributions in Excess of Realized Gains                       (9,447)                     --
                                                                --------                --------

CAPITAL SHARE TRANSACTIONS

  Proceeds from Shares Sold
   (467,985 shares in 1995 and 3,184,275 shares in 1994)           4,319                  46,812
  Proceeds from Shares Issued upon Reinvestment of Dividends
   (867,090 shares in 1995 and 488,821 shares in 1994)             8,922                   7,235
  Cost of Shares Redeemed
   (4,601,924 shares in 1995 and 1,443,344 shares in 1994)       (38,908)                (19,767)
                                                                --------                --------
   Increase (Decrease) in Net Assets Resulting from
   Capital Share Transactions                                    (25,667)                 34,280
                                                                --------                --------
   Increase (Decrease) in Net Assets                             (83,668)                 32,700

NET ASSETS

  Beginning of Period                                            122,610                  89,910
                                                                --------                --------
   End of Period                                                $ 38,942                $122,610
                                                                ========                ========

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.




                                                                October 31, 1995


NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE 1 -  ORGANIZATION

TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, that currently offers a selection of eleven no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Funds Management, Inc. (the "Adviser") is the investment adviser to the Funds, as well as the administrator of their day-to-day operations. TCW Asia Limited and TCW London International, Limited are sub-advisers for the TCW Galileo Emerging Markets Fund and TCW Asia Limited is a sub-adviser to the TCW Galileo Asia Pacific Equity Fund. The advisers are registered under the Investment Advisers Act of 1940. Each Fund has distinct investment objectives and policies. There is one diversified money market fund (the TCW Galileo Money Market Fund), four diversified bond funds (the TCW Galileo High Grade Fixed Income Fund, the TCW Galileo High Yield Bond Fund, the TCW Galileo Mortgage Backed Securities Fund and the TCW Galileo Long-Term Mortgage Backed Securities Fund) and six non-diversified equity funds (the TCW Galileo Core Equity Fund, the TCW Galileo Earnings Momentum Fund, the TCW Galileo Small Cap Growth Fund, the TCW Galileo Asia Pacific Equity Fund, the TCW Galileo Emerging Markets Fund, and the TCW Galileo Latin America Equity Fund) currently offered by the Company. The TCW Galileo Earnings Momentum Fund commenced operations on November 1, 1994, resulting from the exchange of limited partnership interests in a separate limited partnership. The assets and liabilities were transferred at historical cost from the limited partnership to the Fund on November 1, 1994 and the fair value of which was exchanged for shares of common stock of the Fund. The transfer was treated as a tax-free exchange in accordance with the Internal Revenue Code.

The primary investment objective of each Fund follows: (1) the TCW Galileo Money Market Fund seeks current income, preservation of capital and liquidity by investing in short-term money market securities; (2) the TCW Galileo High Grade Fixed Income Fund seeks capital appreciation and income through investment principally in high grade fixed income securities emphasizing high quality and liquid investments; (3) the TCW Galileo High Yield Bond Fund seeks high current income through investment principally in high yield fixed income securities; (4) the TCW Galileo Mortgage Backed Securities Fund seeks income by investing primarily in short-term mortgage backed securities; (5) the TCW Galileo Long-Term Mortgage Backed Securities Fund seeks income by investing primarily in long-term mortgage backed securities; (6) the TCW Galileo Core Equity Fund emphasizes capital appreciation and preservation with focus on long-term results; (7) the TCW Galileo Earnings Momentum Fund seeks capital appreciation through investment primarily in publicly-traded equity securities of companies experiencing or expected to experience accelerating earnings growth; (8) the TCW Galileo Small Cap Growth Fund seeks long-term capital appreciation, primarily by investing in publicly-traded equity securities of smaller capitalization companies; (9) the TCW Galileo Asia Pacific Equity Fund seeks long-term capital appreciation, primarily by investing in equity securities of companies in the Asia Pacific region; (10) the TCW Galileo Emerging Markets Fund seeks long-term capital appreciation by investing in equity securities of companies in emerging market countries around the world; and (11) the TCW Galileo Latin America Equity Fund seeks long-term capital appreciation, primarily by investing in Latin American equity securities.

Effective October 31, 1994, the fiscal year end of each Fund was changed from December 31 to October 31. As a result, the 1994 financial statement information covers less than a full twelve month period.

-----------------------------------------

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF ACCOUNTING: The Funds use the accrual method of accounting for financial reporting purposes.

SECURITY VALUATIONS: The value of securities held in the TCW Galileo Money Market Fund is determined by using the amortized cost method applied to each individual security unless, due to special circumstances, the use of such a method would result in a valuation that does not approximate fair market value. Equity fund securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities, including the bond fund securities, for which over-the-counter market quotations are readily available, are valued at the latest bid price prior to the time of valuation. Securities for which market quotations are not readily available, including circumstances under which it is determined by the Adviser that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value on the 61st day prior to maturity.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date or at the time the relevant ex-dividend date and amounts become known. Interest income is recorded on the accrual basis. Original issue discount is accreted as interest income using a constant yield to maturity method. The TCW Galileo High Yield Bond Fund recognizes as interest income discounts on securities purchased at the time the security is sold. The TCW Galileo High Grade Fixed Income Fund recognizes as interest income discounts on securities purchased using a constant yield to maturity accretion method. Premiums on securities purchased are not amortized, except for mortgage backed obligations for which amortization has been elected as allowed by federal income tax regulations. Realized and unrealized gains and losses on investments are recorded on the basis of specific identification.

FOREIGN CURRENCY TRANSLATION: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statements of Operations with the related net realized gain
(loss). Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes. It is not practicable to separately identify that portion of gains and losses of the Funds that arise as a result of changes in the exchange rates from the fluctuations that arise from changes in market prices of investments during the period.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of couterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The Funds did not enter into any forward foreign currency contracts during fiscal 1995.

DOLLAR ROLL TRANSACTIONS: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collaterialized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. There were no such transactions outstanding as of October 31, 1995.

                                                         TCW GALILEO FUNDS, INC.


                                                                October 31, 1995



REPURCHASE AGREEMENTS: The Funds may invest in repurchase agreements secured by U.S. Government obligations and in other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

OPTIONS: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. There were no option contracts outstanding as of October 31, 1995.

Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid.

DEFERRED ORGANIZATION COSTS: For those Funds which commenced operations during 1993, organization costs of $50,000 per Fund have been deferred and are being amortized on a straight line basis over a five-year period from the commencement of operations of each Fund. Organization costs of $10,000 per Fund for the TCW Galileo Small Cap Growth Fund, the TCW Galileo Asia Pacific Equity Fund and the TCW Galileo Emerging Markets Fund have been deferred and are also being amortized on a straight line basis over a five-year period from the commencement of operations of each Fund. Organizational costs of approximately $3,800 for the TCW Galileo Earnings Momentum Fund have been deferred and are also being amortized on a straight line basis over a five year period from the commencement of operations.

Upon formation of the Funds, the Company sold and issued to the Adviser 10,006 shares of common stock (one share each of the TCW Galileo Money Market Fund, the TCW Galileo Small Cap Growth Fund, the TCW Galileo Earnings Momentum Fund, the TCW Galileo Asia Pacific Equity Fund, the TCW Galileo Emerging Markets Fund, and the TCW Galileo Long-Term Mortgage Backed Securities Fund, and 2,000 shares each of the other five Funds, collectively the "Initial Shares"). In the event the Adviser redeems any of its Initial Shares from one or more of the Funds prior to the end of the five-year period, the proceeds of the redemption payable in respect of such shares will be reduced by any unamortized organization costs in the same ratio as the number of Initial Shares being redeemed bears to the number of Initial Shares outstanding at the time of the redemption.

EXPENSE ALLOCATION: Common expenses incurred by the Company are allocated among the Funds based upon the ratio of net assets of each Fund to the combined net assets of all the Funds. All other expenses are charged to each Fund as incurred on a specific identification basis.

NET ASSET VALUE: The Net Asset Value of each Fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares on each business day as of 9:00 A.M. Pacific Time for the TCW Galileo Money Market Fund and as of 1:00 P.M. Pacific Time for the other Funds.

DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income of the TCW Galileo Money Market Fund are declared each business day. It is the policy of the equity funds to declare and pay, or reinvest, dividends from net investment income annually and the bond funds to declare and pay, or reinvest, dividends from net investment income monthly. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed no less frequently than annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

------------------------------------------

NOTE 3 - FEDERAL INCOME TAXES

It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. At October 31, 1995, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

                                   TCW            TCW            TCW               TCW
                               GALILEO HIGH     GALILEO        GALILEO        GALILEO LONG-TERM        TCW
                                GRADE FIXED    HIGH YIELD   MORTGAGE BACKED    MORTGAGE BACKED    GALILEO CORE
                                INCOME FUND    BOND FUND    SECURITIES FUND    SECURITIES FUND     EQUITY FUND
                               ------------   ----------   ----------------    ---------------    ------------

Unrealized Appreciation        $ 1,336,944     $ 2,684,724   $   186,296        $ 2,401,352        $44,300,605
Unrealized (Depreciation)          (46,995)     (1,531,166)   (4,255,902)        (1,959,895)        (3,695,077)
                               -----------     -----------   -----------        -----------        -----------
Net Unrealized Appreciation
 (Depreciation)                $ 1,289,949     $ 1,153,558   $(4,069,606)       $   441,457        $40,605,528
                               ===========     ===========   ===========        ===========        ============
Cost of Investments for Federal
Income Tax Purposes            $34,654,311     $89,107,102   $84,386,607        $79,093,131        $ 157,707,089
                               ===========     ===========   ===========        ===========        ============


                                TCW GALILEO    TCW GALILEO   TCW GALILEO        TCW GALILEO        TCW GALILEO
                                  EARNINGS      SMALL CAP    ASIA PACIFIC        EMERGING         LATIN AMERICA
                               MOMENTUM FUND   GROWTH FUND    EQUITY FUND      MARKETS FUND        EQUITY FUND
                               -------------  ------------   -------------     -------------       ------------

Unrealized Appreciation        $12,344,959     $22,098,802   $ 4,500,339        $ 3,067,962        $  1,984,073
Unrealized (Depreciation)       (3,170,420)       (771,138)   (1,663,958)        (7,376,190)        (10,488,696)
                               -----------     -----------   -----------        -----------        ------------
Net Unrealized Appreciation
 (Depreciation)                $ 9,174,539     $21,327,664   $ 2,836,381        $(4,308,228)       $ (8,504,623)
                               ===========     ===========   ===========        ===========        ============
Cost of Investments for Federal
Income Tax Purposes            $52,924,359     $46,379,021   $44,206,300        $56,300,908        $ 47,484,504
                               ===========     ===========   ===========        ===========        ============

At October 31, 1995, the following Funds had net realized loss carryforwards for federal income tax purposes:


                                                                        Expiring in
                                               --------------------------------------------------------
                                                   2001                 2002                2003
TCW Galileo High Grade Fixed Income Fund           $       --            $2,712,000         $   203,000
TCW Galileo High Yield Bond Fund                           --               243,700           1,213,000
TCW Galileo Mortgage Backed Securities Fund                --               446,000           4,070,000
TCW Galileo Long-Term Mortgage
 Backed Securities Fund                                    --                44,000             531,000
TCW Galileo Core Equity Fund                          726,000             6,864,000           1,403,000
TCW Galileo Emerging Markets Fund                          --               483,600           7,490,000
TCW Galileo Latin America Equity Fund                      --                   --           26,437,000
TCW Galileo Asia Pacific Fund                              --                   --              914,000


                                                         TCW GALILEO FUNDS, INC.




                                                                October 31, 1995





NOTE 4 - INVESTMENT ADVISORY AND ACCOUNTING SERVICE FEES

The Funds pay to the Adviser, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees:

     TCW Galileo Money Market Fund                          0.25%
     TCW Galileo High Grade Fixed Income Fund               0.40%
     TCW Galileo High Yield Bond Fund                       0.75%
     TCW Galileo Mortgage Backed Securities Fund            0.50%
     TCW Galileo Long-Term Mortgage Backed Securities Fund  0.50%
     TCW Galileo Core Equity Fund                           0.75%
     TCW Galileo Earnings Momentum Fund                     1.00%
     TCW Galileo Small Cap Growth Fund                      1.00%
     TCW Galileo Asia Pacific Equity Fund                   1.00%
     TCW Galileo Emerging Markets Fund                      1.00%
     TCW Galileo Latin America Equity Fund                  1.00%

The TCW Galileo Money Market Fund reimburses the Adviser for the costs of providing accounting services to the Fund in an amount not exceeding an annual rate of 0.10% of the Fund's average daily net assets. Each equity and bond Fund also reimburses the Adviser for the cost of providing accounting services to the Fund in an amount not exceeding $35,000 for any fiscal year.

In addition to the management and accounting service fees, each Fund bears all expenses incurred in its operations. The Adviser voluntarily agreed to reduce its fees from each Fund, or to pay the operating expenses of each Fund, to the extent necessary to limit the ordinary operating expenses of each Fund to the following annual percentages of net assets through December 31, 1994:

     TCW Galileo Money Market Fund                          0.40%
     TCW Galileo High Yield Bond Fund                       0.79%
     TCW Galileo Mortgage Backed Securities Fund            0.55%
     TCW Galileo Long-Term Mortgage Backed Securities Fund  0.65%
     TCW Galileo Core Equity Fund                           1.00%
     TCW Galileo Earnings Momentum Fund                     1.14%
     TCW Galileo Small Cap Growth Fund                      1.09%
     TCW Galileo Asia Pacific Equity Fund                   1.40%
     TCW Galileo Emerging Markets Fund                      1.87%
     TCW Galileo Latin America Equity Fund                  1.50%

Beginning January 1, 1995, the ordinary operating expenses of the TCW Galileo Money Market Fund and the TCW Galileo Earnings Momentum Fund are limited to the annual percentages reflected above. Such limitation will cease as of December 31, 1995 for the TCW Galileo Earnings Momentum Fund.

Certain officers and/or directors of the Company are officers and/or directors of the Adviser.

----------------------------------------

NOTE 5 - PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the Year ended October 31, 1995 were as follows:

                 TCW           TCW            TCW               TCW
             GALILEO HIGH    GALILEO        GALILEO      GALILEO LONG-TERM       TCW
             GRADE FIXED   HIGH YIELD   MORTGAGE BACKED   MORTGAGE BACKED   GALILEO CORE
             INCOME FUND    BOND FUND   SECURITIES FUND   SECURITIES FUND    EQUITY FUND
             -----------  -----------  ----------------  -----------------  ------------

Purchases    $75,120,299   $31,680,339   $34,108,880      $31,394,805        $112,430,867

Sales        $83,227,900   $36,058,308   $90,114,114      $14,713,779        $ 84,411,448

              TCW GALILEO   TCW GALILEO  TCW GALILEO    TCW GALILEO       TCW GALILEO
               EARNINGS      SMALL CAP   ASIA PACIFIC    EMERGING        LATIN AMERICA
             MOMENTUM FUND  GROWTH FUND  EQUITY FUND   MARKETS FUND       EQUITY FUND
             -------------  -----------  ------------  ------------      -------------

Purchases    $58,896,909   $36,906,367   $42,255,212      $42,236,922        $ 44,534,719

Sales        $40,584,024   $42,159,184   $43,255,244      $39,237,744        $ 74,768,179




NOTE 6 - RESTRICTED SECURITIES

The following restricted securities held by the Funds as of October 31, 1995 were valued both at the date of acquisition and October 31, 1995, in accordance with the security valuation policy of the Funds described in Note 2. The restricted securities include securities purchased in private placement transactions without registration under the Securities Act of 1933, as well as Rule 144A securities. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers or in a public offering registered under the Securities Act of 1933. Each Fund will bear any costs incurred in connection with the disposition of such securities.


TCW GALILEO HIGH YIELD BOND FUND:

     NUMBER OF SHARES, RIGHTS,                                                          DATE OF
     UNITS OR PRINCIPAL AMOUNT                         INVESTMENT                     ACQUISITION    COST
     -------------------------       ------------------------------------------      ------------  --------

$        290,000                     American Safety Razor Company,
                                     (144A), 9.875%, due 08/01/05                       07/27/95  $290,000
$         75,000                     American Safety Razor Company,
                                     (144A), 9.875%, due 08/01/05                       07/28/95    75,469
$        225,000                     American Safety Razor Company,
                                     (144A), 9.875%, due 08/01/05                       07/31/95   226,406
$        570,000                     Communications and Power Industries, Inc.,
                                     (144A), 12%, due 08/01/05                          08/02/95   570,000
             244                     Haynes International Corp.,
                                     (Private Placement), Common Stock                  06/12/90     2,432
              56                     Haynes International Corp.,
                                     (Private Placement), Common Stock                  02/03/92       555
$        215,000                     Terex Corp., Units, (144A),
                                     13.75%, due 05/15/02                               04/27/95   215,000
$        640,000                     Terex Corp., Units, (144A),
                                     13.75%, due 05/15/02                               06/16/95   569,600
             300                     Terex Corp., Stock Appreciation Rights, (144A),
                                     expires 07/31/96                                   07/24/92       299
             165                     Terex Corp., Stock Appreciation Rights, (144A),
                                     expires 07/31/96                                   07/09/93         1
              90                     Terex Corp., Stock Appreciation Rights, (144A),
                                     expires 07/31/96                                   12/28/93         1

The Fund holds 21,420 shares of Edisto Resources Corp., which are valued at a discount to the market price of the unrestricted securities of the same class due to restrictions on the sale of the shares by the Fund. The discount on these shares totaled $13,090 at October 31, 1995.

The total value of restricted securities is $2,018,554, which represents 2.2% of net assets of the Fund at October 31, 1995.

                                                         TCW GALILEO FUNDS, INC.


                                                                October 31, 1995
NOTE 6 - RESTRICTED SECURITIES (CONTINUED)


TCW Galileo Mortgage Backed Securities Fund:

                                                                           DATE OF
 NUMBER OF SHARES                      INVESTMENT                        ACQUISITION      COST
---------------------   ----------------------------------------        ------------    ---------
$      1,482,274       Greenwich Capital Acceptance, Inc. (91-03),
                       (Private Placement), 8.494%, due 08/25/19          03/21/91    $ 1,472,552
         144,545       National Bank of Washington,
                       (Private Placement), 7.989%, due 01/25/19          06/13/90        143,063

The total value of restricted securities is $1,594,913, which represents 2.0% of net assets of the Fund at October 31, 1995.


TCW Galileo Asia Pacific Equity Fund:

                                                                           DATE OF
 NUMBER OF SHARES                      INVESTMENT                        ACQUISITION      COST
---------------------   ----------------------------------------        ------------    ---------
           5,500       Samsung Electronics Company, Limited (144A)
                        (1/2 Voting GDR)(South Korea)                       7/7/95     $  576,050

The total value of restricted securities is $643,500, which represents 1.4% of net assets of the Fund at October 31, 1995.

TCW Galileo Emerging Markets Fund:

                                                                           DATE OF
 NUMBER OF SHARES                      INVESTMENT                        ACQUISITION      COST
---------------------   ----------------------------------------        ------------    ---------
           5,100       Anglovaal Limited (144A) (ADR), (South Africa)      6/23/94     $  139,383
           8,300       Cementos Diamante, S.A. (144A) (ADS) (Colombia)     5/17/94        136,870
          45,591       Malbak Limited (144A) (South Africa)                7/25/95        262,365
          10,500       Nedcor Limited Units, (144A) (GDR) (South Africa)   5/23/95        472,500
           3,000       Samsumg Electronics Company, Limited (144A)
                        (1/2 Non-Voting GDR)(South Korea)                   9/1/95        205,056

The total value of restricted securities is $1,415,509, which represents 2.7% of net assets of the Fund at October 31, 1995.


TCW Galileo Latin America Equity Fund:

                                                                           DATE OF
 NUMBER OF SHARES                      INVESTMENT                        ACQUISITION      COST
---------------------   ----------------------------------------        ------------    ---------
          18,900       Cementos Diamante, S.A. (144A ADS)(Colombia)        5/17/94     $  311,989
          16,837       COMPANHIA ENERGETICA DE MINAS GERAIS
                       (CEMIG)(144A)                                      12/14/94     $  510,097

The total value of restricted securities is $675,929, which represents 1.7% of net assets of the Fund at October 31, 1995.

TCW Galileo Money Market Fund


FINANCIAL HIGHLIGHTS
--------------------


                                                                         Ten Months Ended
                                                       YEAR ENDED        October 31, 1994
                                                    OCTOBER 31, 1995          (Note 1)
                                                    ----------------     -----------------
Net Asset Value per Share, Beginning of Period         $   1.00             $     1.00

Income from Investment Operations:

 Net Investment Income                                   0.0549                 0.0304

Less Distributions:

 Distributions from Net Investment Income               (0.0549)               (0.0304)
                                                       --------             ----------
Net Asset Value per Share, End of Period               $   1.00             $     1.00
                                                       ========             ==========
Total Return                                               5.67%                  3.04% /(1)/


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)               $ 86,302             $  124,392

Ratio of Expenses to Average Net Assets (4)                0.40%                  0.40% /(3)/

Ratio of Net Investment Income to Average Net Assets       5.49%                  3.65% /(3)/



(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(2) For the period July 14, 1988 (commencement of operations) to December 31, 1988 and not indicative of a full year's operating results.

(3) Annualized.

(4) The Investment Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.40% of net assets as disclosed in Note 4 of the Notes to Financial Statements. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.46% for the fiscal year ended October 31, 1995, 0.68% for the ten months ended October 31, 1994, 0.52%, 0.49%,
    0.47%, 0.51% and 0.71% for the years ended December 31, 1993 through 1989, respectively, and 0.47% for the period July 14, 1988 (commencement of operations) through December 31, 1988.

                                                       TCW GALILEO FUNDS, INC.

                                                                            Year Ended December 31,
                                                            ------------------------------------------------------
                                                            1993       1992           1991         1990       1989
                                                            ----       ----           ----         ----       ----
Net Asset Value per Share, Beginning of Period         $    1.00   $     1.00   $     1.00   $     1.00   $    1.00

Income from Investment Operations:

 Net Investment Income                                    0.0293       0.0381       0.0620       0.0800      0.0882

Less Distributions:

 Distributions from Net Investment Income                (0.0293)     (0.0381)     (0.0620)     (0.0800)    (0.0882)
                                                       ---------   ----------   ----------   ----------   ---------
Net Asset Value per Share, End of Period               $    1.00   $     1.00   $     1.00   $     1.00   $    1.00
                                                       =========   ==========   ==========   ==========   =========
Total Return
                                                            2.97%        3.92%        6.35%        8.18%       9.22%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)               $  81,204   $  183,465   $  140,987   $  167,572   $  88,620

Ratio of Expenses to Average Net Assets (4)                 0.40%        0.40%        0.40%        0.40%       0.40%

Ratio of Net Investment Income to Average Net Assets        2.93%        3.81%        6.20%        8.00%       8.82%


                                                             July 14, 1988
                                                            (Inception) to
                                                          December 31, 1988
                                                          -----------------
Net Asset Value per Share, Beginning of Period             $    1.00

Income from Investment Operations:

 Net Investment Income                                        0.0379

Less Distributions:

 Distributions from Net Investment Income                    (0.0379)
                                                           ---------
Net Asset Value per Share, End of Period                   $    1.00
                                                           =========
Total Return
                                                                7.68% /(2)/

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                   $  63,703

Ratio of Expenses to Average Net Assets (4)                     0.40% /(3)/

Ratio of Net Investment Income to Average Net Assets            8.08% /(3)/


TCW Galileo High Grade Fixed Income Fund


FINANCIAL HIGHLIGHTS
--------------------


                                                                                          March 1, 1993
                                                                       Ten Months       (Commencement of
                                                   YEAR ENDED            Ended         Operations) through
                                                OCTOBER 31, 1995    October 31, 1994    December 31, 1993
                                                ----------------    ----------------   -------------------
Net Asset Value per Share, Beginning of Period    $    8.94          $    10.04           $    10.00
                                                  ---------          ----------           ----------
Income (Loss) from Investment Operations:
 Net Investment Income                                 0.58                0.44                 0.45
 Net Realized and Unrealized Gain (Loss) on
  Investments and Foreign Currency                     0.62               (1.16)                0.19
                                                  ---------          ----------           ----------

  Total from Investment Operations                     1.20               (0.72)                0.64
                                                  ---------          ----------           ----------
Less Distributions:
  Distributions from Net Investment Income            (0.53)              (0.38)               (0.45)
  Distributions from Realized Gains                      --                  --                (0.14)
  Distributions in Excess of Realized Gains              --                  --                (0.01)
                                                  ---------          ----------           ----------
   Total Distributions                                (0.53)              (0.38)               (0.60)
                                                  ---------          ----------           ----------
Net AssetValue per Share, End of Period           $    9.61          $     8.94           $    10.04
                                                  =========          ==========           ==========

Total Return                                          13.92%              (7.24)% /(1)/         6.54% /(2)/


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)          $      36,236      $   50,153           $   33,328

Ratio of Expenses to Average Net Assets /(4)/              0.68%           0.50% /(3)/          0.50% /(3)/

Ratio of Net Investment Income to Average Net Assets       6.38%           6.11% /(3)/          5.24% /(3)/

Portfolio Turnover Rate                                  223.78%         208.63% /(1)/        149.96% /(2)/


(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(2) For the period March 1, 1993 (commencement of operations) through December 31, 1993 and not indicative of a full year's operating results.

(3)  Annualized.

(4) The Investment Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.50% of net assets through December 31, 1994, as disclosed in Note 4 of the Notes to Financial Statements. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.72% for the fiscal year ended October 31, 1995, 0.68% for the ten months ended October 31, 1994 and 0.89% for the period March 1, 1993 (commencement of operations) through December 31, 1993.

                                                         TCW GALILEO FUNDS, INC.



TCW Galileo High Yield Bond Fund


FINANCIAL HIGHLIGHTS
--------------------

                                                                                                   March 1, 1993
                                                                              Ten Months         (Commencement of
                                                           YEAR ENDED           Ended           Operations) through
                                                        OCTOBER 31, 1995    October 31, 1994     December 31, 1993
                                                        ----------------    ----------------     -------------------
Net Asset Value per Share, Beginning of Period          $        9.43       $          10.12     $            10.00
                                                        -------------       ----------------     -------------------

Income (Loss) from Investment Operations:

 Net Investment Income                                           0.92                   0.73                   0.74
 Net Realized and Unrealized Gain (Loss) on Investments          0.39                  (0.77)                  0.27
                                                        -------------       ----------------     -------------------
   Total from Investment Operations                              1.31                  (0.04)                  1.01
                                                        -------------       ----------------     ------------------
Less Distributions:

  Distributions from Net Investment Income                      (1.00)                 (0.65)                 (0.74)
  Distributions from Realized Gains                              --                    --                     (0.15)
                                                        -------------       ----------------     ------------------
   Total Distributions                                          (1.00)                 (0.65)                 (0.89)
                                                        -------------       ----------------     ------------------
Net Asset Value per Share, End of Period                $        9.74       $           9.43     $            10.12
                                                        =============       ================     ==================

Total Return                                                    14.65%                 (0.34)%(1)             10.47%(2)


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                $      92,652       $         90,577     $           73,737

Ratio of Expenses to Average Net Assets /(4)/                    0.87%                  0.79%(3)               0.79%(3)

Ratio of Net Investment Income to Average Net Assets             9.60%                  9.18%(3)               8.60%(3)

Portfolio Turnover Rate                                         36.32%                 34.01%(1)              47.60%(2)





(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(2) For the period March 1, 1993 (commencement of operations) through December 31, 1993 and not indicative of a full year's operating results.

(3)  Annualized.

(4) The Investment Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.79% of net assets through December 31, 1994, as disclosed in Note 4 of the Notes to Financial Statements. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.88% for the fiscal year ended October 31, 1995, 0.91% for the ten months ended October 31, 1994 and 0.96% for the period March 1, 1993 (commencement of operations) through December 31, 1993.

TCW Galileo Mortgage Backed Securities Fund

FINANCIAL HIGHLIGHTS
--------------------

                                                                                                   March 1, 1993
                                                                               Ten Months         (Commencement of
                                                          YEAR ENDED             Ended           Operations) through
                                                        OCTOBER 31, 1995    October 31, 1994     December 31, 1993
                                                        ------------------------------------------------------------
Net Asset Value per Share, Beginning of Period          $       9.41           $         9.86       $         10.00
                                                        ------------           --------------    ------------------
Income (Loss) from Investment Operations:

 Net Investment Income                                          0.67                     0.42                  0.50
 Net Realized and Unrealized Gain (Loss) on Investments         0.25                    (0.48)                (0.12)
                                                        ------------           --------------    ------------------
  Total from Investment Operations                              0.92                    (0.06)                 0.38
                                                        ------------           --------------    ------------------
Less Distributions:
  Distributions from Net Investment Income                     (0.71)                   (0.39)                (0.50)
  Distributions in Excess of Net Investment Income             (0.04)                    --                    --
  Distributions from Realized Gains                             --                       --                   (0.02)
                                                        ------------           --------------    ------------------
  Total Distributions                                          (0.75)                   (0.39)                (0.52)
                                                        ------------           --------------    ------------------
Net Asset Value per Share, End of Period                 $      9.58           $         9.41    $             9.86
                                                        ============           ==============    ==================

Total Return                                                   10.16%                   (0.61)%(1)             3.89%(2)


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                $     81,366           $      134,948    $          147,666

Ratio of Expenses to Average Net Assets(4)                      0.61%                    0.55%(3)              0.55%(3)

Ratio of Net Investment Income to Average Net Assets            7.13%                    5.18%(3)              5.98%(3)

Portfolio Turnover Rate                                        37.83%                   65.64%(1)             70.44%(2)




(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(2) For the period March 1, 1993 (commencement of operations) through December 31, 1993 and not indicative of a full year's operating results.

(3)  Annualized.

(4) The Investment Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.55% of net assets through December 31, 1994, as disclosed in Note 4 of the Notes to Financial Statements. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.63% for the fiscal year ended October 31, 1995, 0.62% for the ten months ended October 31, 1994 and 0.70% for the period March 1, 1993 (commencement of operations) through December 31, 1993.

                                                          TCW GALILEO FUNDS,INC.

TCW Galileo Long-term Mortgage Backed Securities Fund


FINANCIAL HIGHLIGHTS
--------------------

                                                                                                   June 17, 1993
                                                                            Ten Months           (Commencement of
                                                          YEAR ENDED           Ended            Operations) through
                                                        OCTOBER 31, 1995   October 31, 1994      December 31, 1993
                                                        ----------------   ----------------     -------------------
Net Asset Value per Share, Beginning of Period          $        8.95       $       10.07        $          10.00
                                                        -------------       -------------        ----------------
Income (Loss) from Investment Operations:

  Net Investment Income                                          0.72                0.63                    0.28
  Net Realized and Unrealized Gain (Loss) on Investments         0.71               (1.26)                   0.07
                                                        -------------       -------------        ----------------
    Total from Investment Operations                             1.43               (0.63)                   0.35
                                                        -------------       -------------        ----------------
Less Distributions:
   Distributions from Net Investment Income                     (0.82)              (0.49)                  (0.28)
                                                        -------------       -------------        ----------------
Net Asset Value per Share, End of Period                $        9.56       $        8.95        $          10.07
                                                        =============       =============        ================

Total Return                                                    16.84%              (6.39)%(1)               3.51%(2)


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                $      80,159       $      66,632        $         25,215

Ratio of Expenses to Average Net Assets(4)                       0.68%               0.65%(3)               0.65%(3)

Ratio of Net Investment Income to Average Net Assets             7.88%               8.03%(3)               5.37%(3)

Portfolio Turnover Rate                                         23.76%              36.71%(1)              44.47%(2)




(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(2) For the period June 17, 1993 (commencement of operations) through December 31, 1993 and not indicative of a full year's operating results.

(3) Annualized.

(4) The Investment Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.65% of net assets through December 31, 1994, as disclosed in Note 4 of the Notes to Financial Statements. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.69% for the fiscal year ended October 31, 1995, 0.78% for the ten months ended October 31, 1994 and 1.13% for the period June 17, 1993 (commencement of operations) through December 31, 1993.

TCW Galileo Core Equity Fund


FINANCIAL HIGHLIGHTS
--------------------


                                                                                                   March 1, 1993
                                                                              Ten Months         (Commencement of
                                                          YEAR ENDED            Ended           Operations) through
                                                        OCTOBER 31, 1995   October 31, 1994      December 31, 1993
                                                        ----------------   ----------------     -------------------
Net Asset Value per Share, Beginning of Period           $      11.57       $      11.81           $      10.00
                                                         ------------       ------------           ------------
Income (Loss) from Investment Operations:
 Net Investment Income                                           0.06               0.04                   0.03
 Net Realized and Unrealized Gain (Loss) on Investments          2.11              (0.28)                  1.81
                                                         ------------       ------------           ------------
  Total from Investment Operations                               2.17              (0.24)                  1.84
                                                         ------------       ------------           ------------
Less Distributions:

  Distributions from Net Investment Income                      (0.05)              --                    (0.03)
                                                         ------------       ------------           ------------
Net Asset Value per Share, End of Period                 $      13.69       $      11.57           $      11.81
                                                         ============       ============           ============
Total Return                                                    18.85%             (2.03)% /(1)/          18.41% /(2)/


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                 $    197,721       $    136,122           $     55,885

Ratio of Expenses to Average Net Assets                          0.85%              0.91% /(3)/            1.00% /(3)(4)/

Ratio of Net Investment Income to Average Net Assets             0.48%              0.44% /(3)/            0.55% /(3)/

Portfolio Turnover Rate                                         53.77%             23.53% /(1)/           29.67% /(2)/



(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(2) For the period March 1, 1993 (commencement of operations) through December 31, 1993 and not indicative of a full year's operating results.

(3) Annualized.

(4) The Investment Adviser voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.00% of net assets through December 31, 1994, as disclosed in Note 4 of the Notes to Financial Statements. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.09% for the period March 1, 1993 (commencement of operations) through December 31, 1993.

                                                         TCW GALILEO FUNDS, INC.


TCW Galileo Earnings Momentum Fund


FINANCIAL HIGHLIGHTS
--------------------
                                                             NOVEMBER 1, 1994
                                                             (COMMENCEMENT OF
                                                            OPERATIONS) THROUGH
                                                             OCTOBER 31, 1995
                                                            -------------------

Net Asset Value per Share, Beginning of Period               $   10.00
                                                             ---------
Income from Investment Operations:
 Net Investment (Loss)                                           (0.03)
 Net Realized and Unrealized Gain on Investments                  1.51
                                                             ---------
  Total from Investment Operations                                1.48
                                                             ---------
Less Distributions:
 Distributions in Excess of Net Investment Income                (0.01)
                                                             ---------
Net Asset Value per Share, End of Period                     $   11.47
                                                             =========
Total Return                                                     14.76%


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                     $  63,411

Ratio of Expenses to Average Net Assets /(1)/                     1.14%

Ratio of Net Investment (Loss) to Average Net Assets             (0.28%)

Portfolio Turnover Rate                                          85.91%



(1) The Investment Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.14% of net assets as disclosed in Note 4 of the Notes to Financial Statements. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.24% for the period November 1, 1994 (commencement of operations) through October 31, 1995.

TCW Galileo Small Cap Growth Fund


FINANCIAL HIGHLIGHTS
--------------------


                                                                                   March 1, 1994
                                                                                  (Commencement of
                                                             YEAR ENDED          Operations) through
                                                          OCTOBER 31, 1995        October 31, 1994
                                                          ----------------       -------------------
Net Asset Value per Share, Beginning of Period             $       9.39           $       10.00
                                                           ------------           -------------
Income (Loss) from Investment Operations:
 Net Investment (Loss)                                            (0.07)                  (0.04)
 Net Realized and Unrealized Gain (Loss) on Investments            4.72                   (0.57)
                                                           ------------           -------------
  Total from Investment Operations                                 4.65                   (0.61)
                                                           ------------           -------------
Less Distribuions:
 Distribution for Net Realized Gains                              (0.51)                     --
                                                           ------------           -------------
Net Asset Value per Share, End of Period                   $      13.53           $        9.39
                                                           ============           =============
Total Return                                                      49.89%                  (6.10)% /(1)/


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                   $     66,056           $      51,089

Ratio of Expenses to Average Net Assets /(3)/                      1.21%                   1.09% /(2)/

Ratio of Net Investment Loss to Average Net Assets                (0.61)%                 (0.59)% /(2)/

Portfolio Turnover Rate                                           89.73%                  88.63% /(1)/



(1) For the period March 1, 1994 (commencement of operations) through October 31, 1994 and not indicative of a full year's operating results.

(2) Annualized.

(3) The Investment Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.09% of net assets through December 31, 1994, as disclosed in Note 4 of the Notes to Financial Statements. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.24% for the fiscal year ended October 31, 1995 and 1.39% for the period March 1, 1994 (commencement of operations) through October 31, 1994.

                                                         TCW GALILEO FUNDS, INC.



TCW Galileo Asia Pacific Equity Fund


FINANCIAL HIGHLIGHTS
--------------------


                                                                                        March 1, 1994
                                                                                      (Commencement of
                                                                   YEAR ENDED        Operations) through
                                                                OCTOBER 31, 1995       October 31, 1994
                                                                ----------------     -------------------
Net Asset Value per Share, Beginning of Period                   $      10.19          $      10.00
                                                                -------------        --------------
Income from Investment Operations:
 Net Investment Income                                                   0.06                  0.03
 Net Realized and Unrealized Gain (Loss) on Investments
  and Foreign Currency                                                  (1.19)                 0.16
                                                                -------------        --------------
  Total from Investment Operations                                      (1.13)                 0.19
                                                                -------------        --------------
Less Distributions:

 Distributions from Net Investment Income                               (0.01)                  --
 Distributions from Realized Gains                                      (0.38)                  --
                                                                -------------        --------------
  Total Distributions                                                   (0.39)                  --
                                                                -------------        --------------
Net Asset Value per Share, End of Period                         $       8.67        $        10.19
                                                                =============        ==============
Total Return                                                           (10.98)%                1.90% /(1)/


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                         $     46,709          $     54,019

Ratio of Expenses to Average Net Assets /(3)/                            1.47%                 1.40% /(2)/

Ratio of Net Investment Income to Average Net Assets                     0.74%                 0.45% /(2)/

Portfolio Turnover Rate                                                102.01%                46.75% /(1)/

(1) For the period March 1, 1994 (commencement of operations) through October 31, 1994 and not indicative of a full year's operating results.

(2) Annualized.

(3) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.40% of net assets through December 31, 1994 as disclosed in Note 4 of the Notes to Financial Statements. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.51% for the fiscal year ended October 31, 1995 and 1.60% for the period March 1, 1994 (commencement of operations) through October 31, 1994, respectively.

TCW Galileo Emerging Markets Fund


FINANCIAL HIGHLIGHTS
--------------------


                                                                                      March 1, 1994
                                                                                    (Commencement of
                                                                   YEAR ENDED      Operations) through
                                                                OCTOBER 31, 1995     October 31, 1994
                                                                ----------------   -------------------
Net Asset Value per Share, Beginning of Period                   $      9.73         $      10.00
                                                                 -----------         ------------
(Loss) from Investment Operations:
  Net Investment Income (Loss)                                          0.04                (0.01)
  Net Realized and Unrealized (Loss) on Investments
   and Foreign Currency Transactions/Translations                      (2.58)               (0.26)
                                                                 -----------         ------------
  Total from Investment Operations                                     (2.54)               (0.27)
                                                                 -----------         ------------
Net Asset Value per Share, End of Period                         $      7.19         $       9.73
                                                                 ===========         ============
Total Return                                                          (26.11)%              (2.70)% /(1)/


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                         $    51,873         $     70,212

Ratio of Expenses to Average Net Assets                                 1.55%                1.70%  /(2)/

Ratio of Net Investment Income (Loss) to Average Net Assets             0.54%               (0.09)% /(2)/

Portfolio Turnover Rate                                                74.24%               61.28%  /(1)/


(1) For the period March 1, 1994 (commencement of operations) through October 31, 1994 and not indicative of a full year's operating results.

(2) Annualized.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Latin America Equity Fund


FINANCIAL HIGHLIGHTS
--------------------


                                                                                                    March 1, 1993
                                                                                   Ten Months      (Commencement of
                                                                YEAR ENDED            Ended       Operations) through
                                                             OCTOBER 31, 1995   October 31, 1994   December 31, 1993
                                                             ----------------   ----------------  -------------------
Net Asset Value per Share, Beginning of Period                $     14.99        $     15.11        $     10.00
                                                              -----------        -----------        -----------
Income (Loss) from Investment Operations:

  Net Investment Income                                              0.06               0.01               0.08
  Net Realized and Unrealized Gain (Loss) on Investments
   and Foreign Currency                                             (5.92)             (0.13)              6.35
                                                              -----------        -----------        -----------
  Total from Investment Operations                                  (5.86)             (0.12)              6.43
                                                              -----------        -----------        -----------
Less Distributions:

  Distributions from Net Investment Income                           --                 --                (0.08)
  Distributions from Realized Gains                                  --                 --                (1.21)
  Distributions in Excess of Realized Gains                         (1.21)              --                (0.03)
                                                              -----------        -----------        -----------
  Total Distributions                                               (1.21)              --                (1.32)
                                                              -----------        -----------        -----------
Net Asset Value per Share, End of Period                      $      7.92        $     14.99        $     15.11
                                                              ===========        ===========        ===========
Total Return                                                       (40.95)%            (0.79)% /(1)/      64.27% /(2)/


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                      $    38,942        $   122,610        $    89,910

Ratio of Expenses to Average Net Assets                              1.58%              1.36% /(3)/        1.50% /(3) (4)/

Ratio of Net Investment Income to Average Net Assets                 0.59%              0.11% /(3)/        0.77% /(3)/

Portfolio Turnover Rate                                             75.62%            143.65% /(1)/      120.06% /(2)/

(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(2) For the period March 1, 1993 (commencement of operations) through December 31, 1993 and not indicative of a full year's operating results.

(3)  Annualized.

(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.50% of net assets through December 31, 1994, as disclosed in Note 4 of the Notes to Financial Statements. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.52% for the period March 1, 1993 (commencement of operations) through December 31, 1993.

                                                         TCW GALILEO FUNDS, INC.



INDEPENDENT AUDITORS' REPORT
----------------------------


To the Board of Directors and Shareholders of TCW Galileo Funds, Inc.:



We have audited the accompanying statements of assets and liabilities of the Funds comprising TCW Galileo Funds, Inc. (TCW Galileo Money Market Fund, TCW Galileo High Grade Fixed Income Fund, TCW Galileo High Yield Bond Fund, TCW Galileo Mortgage Backed Securities Fund, TCW Galileo Long-Term Mortgage Backed Securities Fund, TCW Galileo Core Equity Fund, TCW Galileo Earnings Momentum Fund, TCW Galileo Small Cap Growth Fund, TCW Galileo Asia Pacific Equity Fund, TCW Galileo Emerging Markets Fund, and TCW Galileo Latin America Equity Fund) (the "Funds"), including the schedules of investments, as of October 31, 1995 and the related statements of operations for the year ended October 31, 1995 and of changes in net assets for the year ended October 31, 1995 and periods ended October 31, 1994 and the financial highlights for the year ended October 31, 1995, each of the periods ended October 31, 1994 and December 31, 1993, the years ended December 31, 1992, 1991, 1990, 1989, and the period ended December 31, 1988. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based upon our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodians and brokers. Where confirmations were not received, we performed alternative procedures. An audit includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of October 31, 1995 and the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

December 14, 1995

Los Angeles, California

                            TCW GALILEO FUNDS, INC.

                                                              SEMI-ANNUAL REPORT

                                                                  APRIL 30, 1997

                                                         TCW GALILEO FUNDS, INC.



Table of Contents
-----------------


Letter to Shareholders................................................  2
Performance Summary...................................................  3
Schedules of Investments:
  TCW Galileo Money Market Fund.......................................  4
  TCW Galileo Core Fixed Income Fund..................................  6
  TCW Galileo High Yield Bond Fund....................................  9
  TCW Galileo Mortgage Backed Securities Fund......................... 15
  TCW Galileo Long-Term Mortgage Backed Securities Fund............... 18
  TCW Galileo Convertible Securities Fund............................. 20
  TCW Galileo Core Equity Fund........................................ 24
  TCW Galileo Earnings Momentum Fund.................................. 27
  TCW Galileo Mid-Cap Growth Fund..................................... 31
  TCW Galileo Small Cap Growth Fund................................... 34
  TCW Galileo Asia Pacific Equity Fund................................ 39
  TCW Galileo Emerging Markets Fund................................... 43
  TCW Galileo Latin America Equity Fund............................... 49
Statements of Assets and Liabilities.................................. 52
Statements of Operations.............................................. 56
Statements of Changes in Net Assets................................... 60
Notes to Financial Statements......................................... 73
Financial Highlights.................................................. 82
Shareholder Information............................................... 96

To Our Shareholders
-------------------

We are pleased to submit the April 30, 1997 Semi-Annual Report for the TCW Galileo Funds. The Galileo Mutual Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front-end loads, 12b-1 or deferred sales charges. On the next page is a summary of each Fund's net asset value and returns through April 30, 1997.

TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds. Please call your Account Representative or our Shareholder Relations Department at (800) FUND TCW [(800) 386-3829] if you have any questions or would like further information on the TCW Galileo Funds.

Very truly yours,


/s/ Mark I. Stern
Marc I. Stern
Chairman of the Board

May 28, 1997

                                                         TCW GALILEO FUNDS, INC.

                                                                  April 30, 1997


PERFORMANCE SUMMARY (Unaudited)
-------------------------------



                                           Net Asset Value                 Total Return - Annualized
                                               per Share                      As of April 30, 1997
                                           ---------------   ------------------------------------------------------
                                                             Latest Twelve
                                               April 30,      Months Ended       Latest       Since       Inception
                                                 1997        April 30, 1997     5 Years     Inception        Date
                                           ---------------   --------------     -------     ---------     ---------


TCW Galileo Money Market Fund                  $ 1.00             5.15%           4.37%        5.75%       07/14/88
TCW Galileo Core Fixed Income
  Fund                                           9.31             6.57%           6.08% (1)    7.09% (1)   01/01/90 (2)
TCW Galileo High Yield Bond Fund                 9.83            11.65%          10.62% (1)   11.03% (1)   02/01/89 (2)
TCW Galileo Mortgage Backed
  Securities Fund                                9.66             7.41%           5.80% (1)    7.04% (1)   02/01/90 (2)
TCW Galileo Long-Term Mortgage
  Backed Securities Fund                         9.44             9.02%             N/A        5.81%       06/17/93
TCW Galileo Convertible Securities
  Fund (3)                                       9.76             5.99% (1)      11.67% (1)   12.12% (1)   01/01/89 (2)
TCW Galileo Core Equity Fund                    16.74            11.21%          14.46% (1)   15.14% (1)   07/01/91 (2)
TCW Galileo Earnings
  Momentum Fund                                 10.01           (27.67)%           N/A         7.27% (1)   05/01/93 (2)
TCW Galileo Mid-Cap
  Growth Fund                                    7.25           (24.50)% (1)       N/A        18.05% (1)   11/01/94 (2)
TCW Galileo Small Cap
  Growth Fund                                   13.49           (27.29)%         15.17% (1)   15.13% (1)   12/01/89 (2)
TCW Galileo Asia Pacific
  Equity Fund                                   10.04             0.47%            N/A        15.80% (1)   04/01/93 (2)
TCW Galileo Emerging Markets
  Fund                                           9.34            10.55%            N/A         9.61% (1)   06/01/93 (2)
TCW Galileo Latin America
  Equity Fund                                   12.53            33.60%           5.80% (1)   14.24% (1)   07/01/91 (2)

(1) Performance data includes the performance of the predecessor limited partnership for periods before the TCW Galileo Funds' registration became effective. The predecessor limited partnerships were not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore were not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnerships had been registered under the 1940 Act, the limited partnership's performance may have been lower.

(2)  Inception date of predecessor limited partnership.

(3)  Inception date of the Fund was January 2, 1997.

TCW Galileo Money Market Fund

SCHEDULE OF INVESTMENTS (Unaudited)
-----------------------------------


Principal
  Amount         INVESTMENTS                                                         Value
---------        -----------                                                      -----------

                  AGENCY FIXED INCOME SECURITIES (23.4% of Net Assets)
$  2,000,000      Federal Farm Credit Bank, 5.8%, due 07/29/97                    $ 1,999,547
   3,740,000      Federal Home Loan Bank, 5.84%, due 07/24/97                       3,740,799
   2,000,000      Federal Home Loan Bank, 5.89%, due 06/16/97                       2,000,536
   9,000,000      Federal Home Loan Bank, 7.87%, due 12/15/97                       9,118,537
   2,415,000      Federal Home Loan Mortgage Corp., 5.37%, due 05/21/97             2,407,795
  20,000,000      Federal Home Loan Mortgage Corp., 5.44%, due 05/06/97            19,984,889
  10,000,000      Federal Home Loan Mortgage Corp., 5.47%, due 06/13/97             9,934,665
   2,000,000      Federal Home Loan Mortgage Corp., 5.64%, due 08/28/97             1,998,090
  10,000,000      Federal National Mortgage Association, 5.37%, due 05/19/97        9,973,150
   5,000,000      Student Loan Marketing Association, 5.55%, due 07/17/97           5,000,000
                                                                                  -----------
                  TOTAL AGENCY FIXED INCOME SECURITIES (Cost: $66,158,008)         66,158,008
                                                                                  -----------

                  COMMERCIAL PAPER (66.5%)
   6,200,000      American Express Credit Corp., 5.42%, due 05/01/97                6,200,000
   4,000,000      American Express Credit Corp., 5.5%, due 05/07/97                 3,996,333
   5,000,000      American General Finance Corp., 5.53%, due 05/07/97               4,995,392
   3,815,000      Becton Dickinson & Co., 5.53%, due 05/09/97                       3,810,312
   5,000,000      Cargill, Inc., 5.48%, due 05/01/97                                5,000,000
   5,000,000      Cargill, Inc., 5.5%, due 05/05/97                                 4,996,944
   5,000,000      Chevron Oil Finance Co., 5.4%, due 05/02/97                       4,999,250
   5,000,000      Chevron Oil Finance Co., 5.5%, due 05/12/97                       4,991,596
   5,000,000      CIT Group Holdings, Inc., 5.52%, due 05/28/97                     4,979,300
   2,000,000      Commercial Credit Co., 5.53%, due 05/07/97                        1,998,157
   5,400,000      Dean Witter, Discover & Co., 5.5%, due 05/22/97                   5,382,675
   5,000,000      Dean Witter, Discover & Co., 5.53%, due 05/08/97                  4,994,624
   4,000,000      Florida Power Corp., 5.45%, due 05/01/97                          4,000,000
  10,000,000      General Electric Capital Corp., 5.4%, due 05/01/97               10,000,000
   5,000,000      International Lease Finance Corp., 5.55%, due 06/03/97            4,974,563
   5,000,000      John Deere & Co., 5.45%, due 05/12/97                             4,991,674
   5,000,000      John Deere & Co., 5.51%, due 05/23/97                             4,983,164
   8,000,000      Merrill Lynch & Co., Inc., 5.52%, due 05/23/97                    7,973,014
   2,000,000      Merrill Lynch & Co., Inc., 5.62%, due 07/02/97                    1,980,642
   7,325,000      Metlife Funding, Inc., 5.5%, due 05/28/97                         7,294,784
   3,200,000      Metlife Funding, Inc., 5.52%, due 05/29/97                        3,186,260
   5,000,000      Nations Bank Corp., 5.58%, due 05/30/97                           4,977,525
   4,190,000      Novartis Finance Corp., 5.47%, due 05/20/97                       4,177,904
   5,000,000      Novartis Finance Corp., 5.48%, due 05/23/97                       4,983,256
   5,000,000      Pitney-Bowes Credit Corp., 5.66%, due 09/15/97                    4,892,303
   5,000,000      Preferred Receivables Funding Corp., 5.55%, due 05/02/97          4,999,229
   5,000,000      Preferred Receivables Funding Corp., 5.57%, due 06/11/97          4,968,282
  10,000,000      Prudential Funding Corp., 5.5%, due 05/27/97                      9,960,278

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                  April 30, 1997

 Principal
   Amount         INVESTMENTS                                                       Value
-----------       -----------                                                     -----------
                  COMMERCIAL PAPER (Continued)
$ 1,900,000       SAFECO Credit Co., Inc., 5.33%, due 05/05/97                    $ 1,898,875
  4,000,000       Schering Corp., 5.52%, due 06/10/97                               3,975,466
  6,300,000       Schering Corp., 5.56%, due 05/28/97                               6,273,729
  9,200,000       Smithkline Beecham Corp., 5.43%, due 05/09/97                     9,188,899
  2,650,000       Toyota Motor Credit Corp., 5.45%, due 05/20/97                    2,642,378
  6,400,000       Toyota Motor Credit Corp., 5.5%, due 05/06/97                     6,395,110
  4,050,000       Transamerica Corp., 5.55%, due 05/01/97                           4,050,000
  1,600,000       United Parcel Service, 5.43%, due 05/08/97                        1,598,311
  5,000,000       USAA Capital Corp., 5.51%, due 06/03/97                           4,974,746
  2,200,000       USAA Capital Corp., 5.52%, due 05/01/97                           2,200,000
                                                                                  -----------
                  TOTAL COMMERCIAL PAPER (Cost: $187,884,975)                     187,884,975
                                                                                  -----------

                  CORPORATE FIXED INCOME SECURITIES (10.1%)
  5,500,000       Associates Corp. of North America, 5.875%, due 08/15/97           5,496,492
  2,500,000       Associates Corp. of North America, 6.7%, due 06/03/97             2,501,945
  2,841,000       Associates Corp. of North America, 8.125%, due 01/15/98           2,889,214
  4,500,000       CIT Group Holdings, 8.75%, due 07/01/97                           4,521,470
  3,100,000       Ford Motor Credit Corp., 7.125%, due 12/01/97                     3,125,817
  1,000,000       Ford Motor Credit Corp., 8%, due 12/01/97                         1,012,096
  1,500,000       General Electric Capital Corp., 6.29%, due 11/05/97               1,503,997
  5,000,000       International Lease Finance Corp., 5.55%, due 05/05/97            4,999,992
  2,500,000       Norwest Financial, Inc., 6.5%, due 11/15/97                       2,511,811
                                                                                  -----------
                  TOTAL CORPORATE FIXED INCOME SECURITIES (Cost: $28,562,834)      28,562,834
                                                                                  -----------

                  SHORT-TERM INVESTMENT (Cost: $42,508) (0.1%)
                  --------------------------------------------
     42,508       Bank of New York Depositary Reserve, 4.6%, due 05/01/97              42,508
                                                                                  -----------

                  TOTAL INVESTMENTS (Cost: $282,648,325) (100.1%)                 282,648,325

                  LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)                      (162,417)
                                                                                  -----------

                  NET ASSETS (100%)                                              $282,485,908
                                                                                 ============

See accompanying Notes to Financial Statements.

TCW Galileo Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)
-----------------------------------

 Principal
  Amount          CORPORATE FIXED INCOME SECURITIES                                Value
-----------       ---------------------------------                             ------------
                   BASIC INDUSTRIES (3.4%)
$   100,000        AK Steel Corp., 9.125%, due 12/15/06                          $     99,125
     25,000        Consumers International, 10.25%, (144A), due 04/01/05               25,375*
     25,000        Dyncorp, Inc., (144A), 9.5%, due 03/01/07                           24,562*
    200,000        Foamex L.P., 11.25%, due 10/01/02                                  211,250
     50,000        Iron Mountain Inc., 10.125%, due 10/01/06                           51,750
     50,000        Lockheed Martin Corp., 7.25%, due 05/15/06                          50,000
    100,000        Union Pacific Co., 7.875%, due 02/15/02                            102,500
     50,000        U. S. Can Corp., Series B, 10.125%, due 10/15/06                    52,125
    100,000        Whirlpool Corp., 9.1%, due 03/15/04                                109,625
                                                                                 ------------
                   TOTAL BASIC INDUSTRIES (Cost: $725,419)                            726,312
                                                                                 ------------

                   CONSUMER CYCLICALS (3.0%)
    100,000        Coca-Cola Enterprises, Inc., 6.95%, due 11/15/26                    91,750
     25,000        Foodmaker, 1993A Corp., Series B, 9.75%, due 11/01/03               24,750
    100,000        J. C. Penney Co., Inc., 9.05%, due 03/01/01                        106,750
     90,000        May Department Stores Co., 9.75%, due 02/15/21                     106,088
     25,000        STC Broadcasting, Inc., (144A), 11%, due 03/15/07                   25,500*
    250,000        Smith's Food & Drug Centers, Inc., 11.125%, due 05/15/07           278,437
                                                                                 ------------
                   TOTAL CONSUMER CYCLICALS (Cost: $621,206)                          633,275
                                                                                 ------------

                   FINANCIAL (3.0%)
    100,000        American General Finance Corp., 7.25%, due 05/15/05                 99,625
    100,000        BHP Finance USA Ltd., (Yankee) 6.69%, due 03/01/06                  96,125
    100,000        Comdisco Inc., 6.375%, due 11/30/01                                 97,125
    100,000        Fleet Financial Group, Inc. 7.125%, due 04/15/06                    98,000
    100,000        GE Global Insurance Holdings Corp., 7%, due 02/15/26                92,750
    100,000        Lehman Brothers, Inc. 7.125%, due 07/15/02                          99,250
     60,000        Security Pacific Corp., 11.5%, due 11/15/00                         68,475
                                                                                 ------------
                   TOTAL FINANCIAL (Cost: $665,651)                                   651,350
                                                                                 ------------

                   TECHNOLOGY (Cost: $99,366) (0.5%)
    100,000        Northern Telecom Capital Corp., 7.4%, due 06/15/06                 101,375
                                                                                 ------------

* Restricted security (See Note 6).

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                  April 30, 1997

 Principal
   Amount         CORPORATE FIXED INCOME SECURITIES                                Value
----------        ---------------------------------                              -----------
                  UTILITY  (2.7%)
$  100,000        California Energy Co., Inc., 10.25%, due 01/15/04              $   106,000
   100,000        Hydro-Quebec (Yankee), 9.4%, due 02/01/21                          116,000
   100,000        Pacificorp., 6.75%, due 04/01/05                                    97,000
   100,000        Praxair, Inc., 6.75%, due 03/01/03                                  98,250
    50,000        TransTexas Gas Co., 11.5%, due 06/15/02                             55,625
   100,000        Union Electric Co., 6.75%, due 05/01/08                             96,875
                                                                                 -----------
                  TOTAL UTILITY (Cost: $ 572,591)                                    569,750
                                                                                 -----------

                  TOTAL CORPORATE FIXED INCOME SECURITIES
                    (Cost: $2,684,233) (12.6%)                                   $ 2,682,062
                                                                                 -----------

                  U.S. GOVERNMENT AGENCY OBLIGATIONS -
                  FIXED RATE PASS-THROUGH SECURITIES
                  ----------------------------------
 1,421,207        Federal Home Loan Mortgage Association, Pool
                    #E20246, 7.5%, due 06/01/11                                    1,434,083
 1,320,993        Federal Home Loan Mortgage Association, Pool
                    #C80409, 8%, due 06/01/26                                      1,341,217
   345,831        Federal Home Loan Mortgage Association - GNMA,
                    Series 41, Class K, 8%, due 04/25/24                             352,747
   500,000        Federal National Mortgage Association (96-46-B),
                    6.5%, due 11/25/23                                               458,750
 2,620,603        Government National Mortgage Association,
                    Pool #422688, 7%, due 05/15/26                                 2,534,595
   375,428        Government National Mortgage Association, Pool
                    #432017, 8%, due 08/15/26                                        380,470
                                                                               -------------
                  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS-FIXED RATE
                  PASS-THROUGH SECURITIES (Cost: $6,458,314) (30.5%)               6,501,862
                                                                               -------------

                  U.S. TREASURY OBLIGATIONS
                  -------------------------
   345,000        United States Treasury Bonds, 5.625%, due 08/15/13                 342,236
   345,000        United States Treasury Bonds, 7.5%, due 11/15/24                 1,492,726
 1,050,000        United States Treasury Bonds, 12%, due 08/15/13                  1,462,251
 2,630,000        United States Treasury Notes, 5.875%, due 01/31/99               2,615,272
   690,000        United States Treasury Notes, 6%, due 08/15/99                     684,984
 1,025,000        United States Treasury Notes, 6.375%, due 08/15/02               1,015,847
   350,000        United States Treasury Notes, 7.25%, due 08/15/04                  361,291
 1,000,000        United States Treasury Notes, 7.5%, due 10/31/99                 1,025,490
 1,000,000        United States Treasury Notes, 7.75%, due 11/30/99                1,031,550
   360,000        United States Treasury Notes, 8%, due 11/15/21                     398,956
   500,000        United States Treasury Strips, 0%, due 05/15/02                    360,815
                                                                               -------------
                  TOTAL U. S. TREASURY OBLIGATIONS (Cost:
                    $10,874,518) (50.5%)                                          10,791,418
                                                                               -------------

                  TOTAL FIXED INCOME SECURITIES (Cost: $20,017,065)
                    (93.6%)                                                       19,975,342
                                                                               -------------

See accompanying Notes to Financial Statements.

TCW Galileo Core Fixed Income Fund

-----------------------------------------------

 Principal
   Amount       SHORT-TERM INVESTMENT (Cost $1,209,515) (5.6%)                      Value
----------      ----------------------------------------------                   -----------
$1,209,515      Bank of New York Depositary Reserve, 4.6%, due 05/01/97          $ 1,209,515
                                                                                 -----------
                TOTAL INVESTMENTS (Cost: $21,226,580) (99.2%)                     21,184,857

                EXCESS OF OTHER ASSETS OVER LIABILITIES (0.8%)                       166,614
                                                                                 -----------

                NET ASSETS (100%)                                                $21,351,471
                                                                                 ===========

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
TCW Galileo High Yield Bond Fund

                                                                  April 30, 1997

SCHEDULE OF INVESTMENTS (Unaudited)
-----------------------------------

 Principal
   Amount          CORPORATE FIXED INCOME SECURITIES                                Value
-----------        ---------------------------------                             -----------
                   CONSUMER NON-CYCLICALS (17.0% of Net Assets)
                   Cable (1.7%)
$ 1,000,000        Cablevision Systems Corp., 9.875%, due 05/15/06               $   995,000
    175,000        Century Communications Corp., 9.5%, due 08/15/00                  177,625
    500,000        Comcast Corp., 9.125%, due 10/15/06                               506,250
    400,000        Comcast Corp., 9.375%, due 05/15/05                               408,000
    900,000        Jones Intercable, Inc., 8.875%, due 04/01/07                      873,000
    600,000        Rogers Cablesystems of America, Inc.,
                     Series B, 10%, due 03/15/05                                     633,000
                                                                                 -----------
                     Total Cable                                                   3,592,875
                                                                                 -----------

                    Food & Drug Retailers (5.4%)
  2,000,000         Di Giorgio Corp., 12%, due 02/15/03                            2,100,000
    125,000         Dominick's Finer Foods, 10.875%, due 05/01/05                    136,563
  2,920,000         Ralphs Grocery Co., 10.45%, due 06/15/04                       3,095,200
  5,450,000         Smith's Food & Drug Centers, Inc.,
                       11.25%, due 05/15/07                                        6,069,937
                                                                                 -----------
                      Total Food & Drug Retailers                                 11,401,700
                                                                                 -----------

                    Health & Hospital Management (4.4%)
  4,075,000         Dade International, Inc., Series B, 11.125%, due 05/01/06      4,462,125
  1,760,000         Integrated Health Services, Inc., 10.75%, due 7/15/04          1,883,200
  3,000,000         Tenet Healthcare Corp., 8.625%, due  01/15/07                  2,962,500
                                                                                 -----------
                      Total Health & Hospital Management                           9,307,825
                                                                                 -----------

                   Other Consumer Non-Cyclicals (5.5%)
    490,000        American Rice, Inc., 13%, due 07/31/02                            485,100
    155,000        American Safety Razor Co., Series B, 9.875%, due 08/01/05         160,231
  1,395,000        Cott Corp., 9.375%, due 07/01/05                                1,422,900
    600,000        Delta Beverage Group, 9.75%, due 12/15/03                         612,000
    525,000        E & S Holdings Corp., Series B, 10.375%, due 10/01/06             540,750
    675,000        Foodbrands America, Inc., 10.75%, due 05/15/06                    776,250
  1,500,000        International Home Foods, Inc., 10.375%, due 11/01/06           1,522,500
  1,115,000        PMI Acquisition Corp., 10.25%, due 09/01/03                     1,159,600
    450,000        Remington Arms Co., Inc., (144A), 10%, due 12/01/03               364,500*
    250,000        Revlon Consumer Products Corp., 9.5%, due 06/01/99                254,375
  4,000,000        Revlon Consumer Products Corp., Series B, 10.5%, due 02/15/03   4,180,000
                                                                                 -----------
                     Total Other Consumer Non-Cyclicals                           11,478,206
                                                                                 -----------
                   TOTAL CONSUMER NON-CYCLICALS (Cost: $34,563,996)               35,780,606
                                                                                 -----------

                   CONSUMER CYCLICALS (25.9%)
                   Autos & Auto Parts (1.6%)
  1,250,000        Blue Bird Body Co., Series B, 10.75%, due 11/15/06              1,306,250
  2,000,000        Hayes Wheels International, Inc., 11%, due 07/15/06             2,155,000
                                                                                 -----------
                     Total Autos & Auto Parts                                      3,461,250
                                                                                 -----------

*  Restricted security. (See Note 6)

See accompanying Notes to Financial Statements.

TCW Galileo High Yield Bond Fund


SCHEDULE OF INVESTMENTS (Unaudited)
-----------------------------------

 Principal
   Amount          CORPORATE FIXED INCOME SECURITIES                              Value
-----------        ---------------------------------                           -----------
                   Entertainment & Leisure (1.4%)
$ 1,150,000        Bally's Health & Tennis, 13%, due 01/15/03                  $ 1,135,625
  1,750,000        Cinemark, USA Inc., 9.625%, due 08/01/08                      1,743,437
                                                                               -----------
                     Total Entertainment & Leisure                               2,879,062
                                                                               -----------

                   Gaming (2.9%)
  1,170,000        California Hotel Finance Corp., 11%, due 12/01/02             1,199,250
  1,085,000        Fitzgerald's Gaming Corp., 13%, due 12/31/02                    868,000
    950,000        Griffin Gaming & Entertainment, Inc., Variable Rate,
                     due 06/30/00                                                  935,750
  3,105,000        Trump Atlantic City Funding, Inc., 11.25%, due 05/01/06       3,011,850
                                                                               -----------
                     Total Gaming                                                6,014,850
                                                                               -----------

                   Lodging (0.7%)
    500,000        HMC Acquisition Properties, Inc., Series B, 9%, due
                     12/15/07                                                      493,125
    488,000        John Q. Hammons Hotels, L.P., 8.875%, due 02/15/04              478,240
    525,000        La Quinta Inns, Inc., 9.25%, due 05/15/03                       540,094
                                                                               -----------
                     Total Lodging                                               1,511,459
                                                                               -----------

                   Media (6.7%)
  1,675,000        Ackerley Communications, Inc., Series B, 10.75%, due
                     10/01/03                                                    1,767,125
  3,700,000        Adams Outdoor Advertising, L.P., 10.75%, due 03/15/06         3,838,750
    510,000        Chancellor Radio Broadcasting Co., 9.375%, due 10/01/04         502,350
  3,750,000        Chancellor Radio Broadcasting Co., 12.5%, due 10/01/04        4,162,500
    525,000        Heritage Media Services Corp., 11%, due 06/15/02                555,844
    500,000        Jacor Communications, Inc., 9.75%, due 12/15/06                 510,000
  2,725,000        STC Broadcasting, Inc., (144A), 11%, due 03/15/07             2,779,500*
                                                                               -----------
                     Total Media                                                14,116,069
                                                                               -----------

                   Publishing (5.0%)
  4,225,000        American Media Operations, 11.625%, due 11/15/04              4,520,750
  2,335,000        Garden State Newspapers Co., 12%, due 07/01/04                2,545,150
    750,000        Hollinger International Publishing, 8.625%, due 03/15/05        746,250
    695,000        K-III Communications Corp., 10.625%, due 05/01/02               722,800
  2,000,000        U. S. Banknote Corp., 10.375%, due 06/01/02                   1,980,000
                                                                               -----------
                      Total Publishing                                          10,514,950
                                                                               -----------

                   Restaurants (0.8%)
  1,600,000        Foodmaker, 1993A Corp., Series B, 9.75%, due 11/01/03         1,584,000
                                                                               -----------

*  Restricted security. (See Note 6)

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                 April 30, 1997


 Principal
  Amount           CORPORATE FIXED INCOME SECURITIES                              Value
-----------        ---------------------------------                           -----------
                   Retailers (6.1%)
$   700,000        Central Rents, Inc., Series B, 12.875%, due 12/15/03        $   703,500
  1,000,000        Cole National Corp., 9.875%, due 12/31/06                     1,015,000
  2,985,000        Cole National Corp., 11.25%, due 10/01/01                     3,257,380
  3,000,000        Finlay Fine Jewelry Corp., 10.625%, due 05/01/03              3,116,250
  2,343,000        Guitar Center Management, Inc., 11%, due 07/01/06             2,539,226
  2,000,000        Michael's Stores, Inc., 10.875%, due 06/15/06                 2,080,000
                                                                              ------------
                      Total Retailers                                           12,711,356
                                                                              ------------

                   Transportation (0.7%)
    810,000        International Shipholding Corp., 9%, due 07/01/03               814,050
    680,000        Moran Transportation Co., Inc., 11.75%, due 07/15/04            724,200
                                                                               -----------
                     Total Transportation                                        1,538,250
                                                                               -----------
                   TOTAL CONSUMER CYCLICALS (Cost: $53,242,757)                 54,331,246
                                                                               -----------

                   BASIC MATERIALS (20.9%)
                   Chemicals (4.2%)
    820,000        Borden Chemical & Plastics, L.P., 9.5%, due 05/01/05            850,750
    500,000        Foamex L.P., 9.5%, due 06/01/00                                 506,875
  4,550,000        Foamex L.P., 11.25%, due 10/01/02                             4,805,937
    875,000        ISP Holdings Inc., 9%, due 10/15/03                             883,750
  1,765,000        NL Industries, Inc., 11.75%, due 10/15/03                     1,884,138
                                                                               -----------
                     Total Chemicals                                             8,931,450
                                                                               -----------

                   Energy (7.8%)
  1,200,000        Chesapeake Energy Corp., 10.5%, due 06/01/02                  1,302,000
  1,000,000        Chesapeake Energy Corp., 12%, due 03/01/01                    1,121,250
  1,225,000        Flores and Rucks, Inc., 13.5%, due 12/01/04                   1,439,374
    600,000        Forcenergy, Inc., 9.5%, due 11/01/06                            606,000
    500,000        Giant Industries, Inc., 9.75%, due 11/15/03                     507,500
  4,150,000        Mesa Operating Co., 10.625%, due 07/01/06                     4,523,500
  1,000,000        Nuevo Energy Co., 9.5%, due 04/15/06                          1,025,000
  1,300,000        Plains Resources, Inc., 10.25%, due 03/15/06                  1,352,000
  2,300,000        TransTexas Gas Co., 11.5%, due 06/15/02                       2,558,750
  2,000,000        Veritas DGC, Inc., 9.75%, due 10/15/03                        2,010,000
                                                                               -----------
                     Total Energy                                               16,445,374
                                                                               -----------

See accompanying Notes to Financial Statements.

TCW Galileo High Yield Bond Fund

-----------------------------------------------

 Principal
  Amount           CORPORATE FIXED INCOME SECURITIES                              Value
-----------        ---------------------------------                           -----------
                   Forest Products & Paper (5.0%)
$ 2,150,000        Malette, Inc., 12.25%, due 07/15/04                         $ 2,365,000
    865,000        Rainy River Forest Products, Inc., 10.75%, due 10/15/01         948,256
  1,250,000        SD Warren Co., Series B, 12%, due 12/15/04                    1,375,000
  3,500,000        Specialty Paperboard, Inc., Series B, 9.375%, due 10/15/06    3,500,000
    890,000        Stone Consolidated Corp., 10.25%, due 12/15/00                  948,963
  1,300,000        Stone Container Corp., 10.75%, due 10/01/02                   1,309,750
                                                                               -----------
                     Total Forest Products & Paper                              10,446,969
                                                                               -----------

                   Metals & Mining (3.9%)
  1,500,000        AK Steel Corp.,  9.125%, due 12/15/06                         1,486,875
  1,289,000        Carbide Graphite Group, Inc., 11.5%, due 09/01/03             1,395,343
    700,000        Great Lakes Carbon Corp., 10%, due 01/01/06                     721,000
    990,000        Northwestern Steel & Wire Co., 9.5%, due 06/15/01               881,100
    720,000        Oregon Steel Mills, Inc., 11%, due 06/15/03                     774,000
  2,250,000        WCI Steel Inc., 10%, due 12/01/04                             2,258,438
    580,000        Weirton Steel Corp., 11.5%, due 03/01/98                        591,600
                                                                               -----------
                     Total Metals & Mining                                       8,108,356
                                                                               -----------
                   TOTAL BASIC MATERIALS (Cost: $42,918,365)                    43,932,149
                                                                               -----------

                   INDUSTRIALS (26.6%)
                   Building Materials & Construction (3.6%)
  2,000,000        Atrium Companies, Inc., (144A), 10.5%, due 11/15/06           2,000,000*
  2,250,000        K Hovnanian Entertainment, 11.25%, due 04/15/02               2,306,250
  1,000,000        Schuller International Group, 10.875%, due 12/15/04           1,096,250
    820,000        Standard Pacific Corp., 10.5%, due 03/01/00                     848,700
    790,000        Trizec Finance Corp., 10.875%, due 10/15/05                     865,050
    425,000        U.S. Home Corp., 9.75%, due 06/15/03                            431,375
                                                                               -----------
                     Total Building Materials & Construction                     7,547,625
                                                                               -----------

                   Business Services & Distribution (7.7%)
    500,000        Allied Waste of North America, (144A), 10.25%, due 12/01/06     526,250*
  2,750,000        American Pad & Paper Co., 13%, due 11/15/05                   3,176,250
  1,400,000        Big Flower Press, Inc., 10.75%, due 08/01/03                  1,473,500
  1,503,000        Data Documents, Inc., 13.5%, due 7/15/02                      1,653,300
  3,171,000        Envirosource, Inc., 9.75%, due 06/15/03                       2,996,595
  4,125,000        Iron Mountain, Inc., 10.125%, due 10/01/06                    4,269,375
    310,000        Earle M. Jorgensen Co., 10.75%, due 03/01/00                    299,150
  1,265,000        Mid-American Waste Systems, Inc., 12.25%, due 02/15/03          687,844**
  1,000,000        Pierce Leahy Corp., 11.125%, due 07/15/06                     1,085,000
                                                                               -----------
                     Total Business Services & Distribution                     16,167,264
                                                                                ----------

*  Restricted security. (See Note 6)

** Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                  April 30, 1997

 Principal
  Amount           CORPORATE FIXED INCOME SECURITIES                              Value
-----------        ---------------------------------                           -----------
                   Communication Services (3.7%)
$   660,000        Bell & Howell Operating Co., Inc., Series B, 10.75%,
                     due 10/01/02                                               $   696,300
    500,000        PanAmSat, L.P., 9.75%, due 08/01/00                              521,875
    830,000        Rogers Cantel, Inc., 9.375%, due 06/01/08                        852,875
  1,250,000        Sprint Spectrum, L.P., 11%, due 08/15/06                       1,350,000
  2,210,000        Teleport Communications Group, Inc., 9.875%, due 07/01/06      2,298,400
  1,025,000        Telex Communications, Inc., (144A), 10.5%, due 05/01/07        1,030,125*
    940,000        Telex Communications, Inc., 12%, due 07/15/04                  1,052,800
                                                                                -----------
                     Total Communication Services                                 7,802,375
                                                                                -----------

                   Containers & Packaging (4.3%)
    550,000        Bway Corp., (144A), 10.25%, due 04/15/07                         569,250*
  1,500,000        Consumers International, (144A), 10.25%, due 04/01/05          1,522,500*
    500,000        Container Corp. of America, Series A, 11.25%, due 05/01/04       530,000
    350,000        Container Corp. of America, Series B, 10.75%, due 05/01/02       371,000
    740,000        Owens-Illinois, Inc., 11%, due 12/01/03                          820,475
  1,000,000        Plastic Containers, Inc., (144A), 10%, due 12/15/06            1,023,750*
  2,360,000        Sweetheart Cup Corp., 9.625%, due 09/01/00                     2,395,400
  1,725,000        U. S. Can Corp., Series B, 10.125%, due 10/15/06               1,798,313
                                                                                -----------
                     Total Containers & Packaging                                 9,030,688
                                                                                -----------

                   Miscellaneous Manufacturing (7.3%)
  1,800,000        BE Aerospace, Inc., 9.75%, due 03/01/03                        1,858,500
  2,570,000        Communications and Power Industries, Inc., Series B, 12%,
                     due 08/01/05                                                 2,782,025
    650,000        Dyncorp, Inc., (144A), 9.5%, due 03/01/07                        638,625*
    600,000        Mettler-Toledo, Inc., 9.75%, due 10/01/06                        619,500
    850,000        Neenah Corp., (144A), 11.125%, due 05/01/07                      871,250*
    695,000        NEWFLO Corp., Series B, 13.25%, due 11/15/02                     751,468
  1,050,000        Packard Bioscience Co., (144A), 9.375%, due 03/01/07           1,029,000*
  1,500,000        Rohr Industries, Inc., 11.625%, due 05/15/03                   1,661,250
  4,905,000        Talley Manufacturing and Technology, Inc., 10.75%,
                     due 10/15/03                                                 5,076,675
                                                                                -----------
                     Total Miscellaneous Manufacturing                           15,288,293
                                                                                -----------
                   TOTAL INDUSTRIALS (Cost: $55,496,222)                         55,836,245
                                                                                -----------

*  Restricted security. (See Note 6)

See accompanying Notes to Financial Statements.

TCW Galileo High Yield Bond Fund

-----------------------------------------------

 Principal
  Amount           CORPORATE FIXED INCOME SECURITIES                              Value
-----------        ---------------------------------                           -----------
                   CREDIT SENSITIVE (6.8%)
                   Financial Services & Institutions (4.6%)
$ 1,310,000        Annuity Group, Inc., 11.125%, due 02/01/03                 $  1,388,115
  1,250,000        CDV Aquisition Corp., 9.75%, due 02/15/03                     1,325,625
  1,525,000        First Nationwide Holdings, 10.625%, due 10/01/03              1,601,250
  3,205,000        First Nationwide Holdings, 12.25%, due 05/15/01               3,517,488
  1,090,000        Homeside, Inc., 11.25%, due 05/15/03                          1,242,600
    630,000        Reliance Group Holdings, Inc., 9%, due 11/15/00                 641,813
                                                                             -------------
                     Total Financial Services & Institutions                     9,716,891
                                                                             -------------

                   Utilities (2.2%)
  1,000,000        California Energy Co., Inc., 9.5%, due 09/15/06               1,042,500
    492,178        Midland Cogeneration Ventures, L.P., Series C-91,
                     10.33%, due 07/23/02                                          519,248
  2,694,479        Panda Funding Corp., 11.625%, due 08/20/12                    2,748,368
    290,000        Texas-New Mexico Power, Inc., 10.75%, due 09/15/03              309,070
                                                                             -------------
                     Total Utilities                                             4,619,186
                                                                             -------------
                   TOTAL CREDIT SENSITIVE (Cost: $14,076,517)                   14,336,077
                                                                             -------------

                   MULTI-INDUSTRY (Cost: $1,420,100) (0.7%)
  1,480,000        Valcor, Inc., 9.625%, due 11/01/03                            1,480,000
                                                                             -------------
                   TOTAL CORPORATE FIXED INCOME SECURITIES
                   (Cost: $201,717,957) (97.9%)                                205,696,323
                                                                             -------------
   Number of
 Shares, Rights
  or Warrants      EQUITY SECURITIES
---------------    -----------------
     10,119        Fitzgerald Gaming Corp., Warrants, expire 12/19/98               25,298   **
        100        PST Holdings, Inc., Common Stock                                    100   **
        429        Terex Corp., Stock Appreciation Rights, expire 07/01/97              20   **
      2,920        Terex Corp., Stock Appreciation Rights, expire 05/15/02          20,440   **
     17,349        Transamerican Refining, Warrants, expire 02/15/02                34,699   **
                                                                             -------------
                   TOTAL EQUITY SECURITIES (Cost: $90,581) (0.0%)                   80,557
                                                                             -------------
   Principal
    Amount         SHORT-TERM INVESTMENT (Cost: $1,388,030) (0.7%)
-------------      -----------------------------------------------
$ 1,388,030        Bank of New York Depositary Reserve, 4.6%, due 05/01/97       1,388,030
-------------                                                                -------------
                   TOTAL INVESTMENTS (Cost $203,196,568) (98.6%)               207,164,910

                   EXCESS OF OTHER ASSETS OVER LIABILITIES (1.4%)                2,989,573
                                                                             -------------
                   NET ASSETS (100%)                                          $210,154,483
                                                                             =============

**  Non-income producing

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Mortgage Backed Securities Fund

                                                                  April 30, 1997

SCHEDULE OF INVESTMENTS (Unaudited)
-----------------------------------

 Principal
  Amount           FIXED INCOME SECURITIES                                        Value
-----------        -----------------------                                     -----------
                   COLLATERALIZED MORTGAGE OBLIGATIONS -
                     FIXED RATE (12.3% of Net Assets)
  $    2,620       CMO Mortgage Investors Trust (6-J), 1752.4%,
                     due 02/22/21, (I/O)                                        $   62,234
     648,462       Federal Home Loan Mortgage Corp. (1087-G), 8.5%,
                     due 08/15/20, (PAC)                                           658,994
     750,000       Federal National Mortgage Association (92-152-K), 7%,
                     due 04/25/99                                                  751,290
   3,595,869       Ryland Acceptance Corporation Four (63-D), 8.75%,
                     due 04/01/19                                                3,635,423
   1,515,622       Sears Mortgage Securities (88-A-A2), 0.658%,
                     due 05/25/18, (I/O)                                            15,459
                                                                                ----------
                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS -
                     FIXED RATE (Cost: $5,704,692)                              $5,123,400
                                                                                ----------

                   COLLATERALIZED MORTGAGE OBLIGATIONS -
                     VARIABLE RATE (20.3%)
      22,897       Columbia Savings and Loan (88-1-A), 6.999%, due 08/25/18         21,967
         903       Federal National Mortgage Association (91-130-SQ), 6858.1%,
                     due 09/25/21, (I/O) (I/F)                                     135,168
     113,008       Guardian Savings and Loan Association (88-1-A), 6.7007%,
                     due 07/25/18                                                   96,057
     265,853       Guardian Savings and Loan Association (88-3-A), 6.8306%,
                     due 11/25/18                                                  225,975
     263,227       Guardian Savings and Loan Association (89-3-A), 7.6573%,
                     due 05/25/19                                                  223,743
   1,333,668       Guardian Savings and Loan Association (89-4-A), 7.7669%,
                     due 07/25/19                                                1,266,985
   1,401,550       Guardian Savings and Loan Association (89-5-A), 8.0289%,
                     due 07/25/19                                                1,331,473
      61,981       Merrill Lynch Trust (26-B), 6.325%, due 07/01/16                 62,268
     366,889       Residential Funding Mortgage Securities I (89-4B-B), 6.9858%,
                     due 07/25/19                                                  351,984
       5,111       Resolution Trust Corp. (91-6-C2), 3,317.8%,
                     due 09/25/28, (I/O)                                           206,275
       2,721       Resolution Trust Corp. (91-6-D2), 3,121.1%,
                     due 08/25/20, (I/O)                                           101,967
   4,249,220       Resolution Trust Corp. (92-M4-A3), 7.57%, due 09/25/21        4,249,220
     185,196       Western Federal Savings and Loan Association (88-9-A),
                     6.7603%, due 12/25/18                                         184,559
                                                                                ----------

                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS -
                     VARIABLE RATE (Cost: $9,470,501)                           $8,457,641
                                                                                ----------

I/F - Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O - Interest Only security.
PAC - Planned Amortization Class.
See accompanying Notes to Financial Statements.

TCW Galileo Mortgage Backed Securities Fund

-----------------------------------

 Principal
  Amount           FIXED INCOME SECURITIES                                      Value
-----------        -----------------------                                     -----------
                   NON-AGENCY VARIABLE RATE PASS-THROUGH
                   SECURITIES  (Cost: $1,125,582) (2.6%)
$ 1,135,965        Greenwich Capital Acceptance, Inc. (91-03),
                     (Private Placement), 8.3064%, due 08/25/19                $ 1,099,046  *
                                                                             -------------

                   U.S. GOVERNMENT AGENCY OBLIGATIONS - FIXED RATE
                     PASS-THROUGH SECURITIES  (1.8%)
    628,391        Federal National Mortgage Association, Pool #163492, 8.5%,
                     due 05/01/16                                                  647,833
     94,245        Federal Home Loan Mortgage Corp., Pool #212346, 9.5%,
                     due 08/01/01                                                   97,721
                                                                             -------------

                   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS -
                     FIXED RATE PASS-THROUGH SECURITIES (Cost: 749,127)            745,554
                                                                             -------------

                   U.S. GOVERNMENT AGENCY OBLIGATIONS - VARIABLE RATE
                     PASS-THROUGH SECURITIES  (58.2%)
  4,617,280        Federal Home Loan Mortgage Corp., Pool #410329, 5.405%,
                     due 05/01/26                                                4,676,150
  2,323,949        Federal Home Loan Mortgage Corp., Pool #785630, 6.753%,
                     due 07/01/26                                                2,347,421
     92,379        Federal Home Loan Mortgage Corp., Pool #770584, 7.25%,
                     due 05/01/19                                                   92,935
  1,265,878        Federal Home Loan Mortgage Corp., Pool #410013, 7.541%,
                     due 12/01/24                                                1,296,069
    164,577        Federal Home Loan Mortgage Corp., Pool #865006, 7.851%,
                     due 08/01/18                                                  171,158
    129,782        Federal Home Loan Mortgage Corp., Pool #865009, 8.009%,
                     due 11/01/18                                                  132,403
    215,421        Federal Home Loan Mortgage Corp., Pool #865270, 8.273%,
                     due 12/01/18                                                  219,867
    323,124        Federal Home Loan Mortgage Corp., Pool #865275, 8.532%,
                     due 02/01/19                                                  337,044
     714,287       Federal Home Loan Mortgage Corp., Pool #310005, 9.417%,
                     due 11/01/19                                                  736,162
   1,873,372       Federal National Mortgage Association, Pool #358869,
                     5.75%, due 09/01/26                                         1,902,335
   3,030,000       Federal National Mortgage Association, Pool #369080,
                     5.853%, due 04/01/27                                        3,058,406
   2,354,839       Federal National Mortgage Association, Pool #124681,
                     7.482%, due 01/01/23                                        2,447,738
   2,511,534       Federal National Mortgage Association, Pool #303172,
                     7.627%, due 12/01/24                                        2,588,286

*  Restricted security. (See Note 6)
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                  April 30, 1997

 Principal
  Amount           FIXED INCOME SECURITIES                                      Value
-----------        -----------------------                                     -----------
                   U.S. GOVERNMENT AGENCY OBLIGATIONS - VARIABLE RATE
                     PASS-THROUGH SECURITIES (Continued)
$ 1,065,155        Federal National Mortgage Association, Pool #303334,
                     7.673%, due 04/01/25                                    $   1,096,332
    125,153        Federal National Mortgage Association, Pool #96193,
                     7.684%, due 09/01/18                                          129,670
  2,465,497        Federal National Mortgage Association, Pool #303063,
                     7.87%, due 09/01/24                                         2,572,524
    432,509        Federal National Mortgage Association, Pool #111365,
                     8.073%, due 09/01/19                                          451,704
                                                                             -------------
                   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS -
                     VARIABLE RATE PASS-THROUGH SECURITIES
                     (Cost: $24,059,970)                                     $  24,256,204
                                                                             -------------

                   TOTAL FIXED INCOME SECURITIES (Cost: $41,109,872) (95.2%) $  39,681,845
                                                                             -------------

                   SHORT-TERM INVESTMENT (Cost: $1,766,440) (4.2%)
                   -----------------------------------------------
  1,766,440        Bank of New York Depositary Reserve, 4.6%, due 05/01/97       1,766,440
                                                                             -------------

                   TOTAL INVESTMENTS (Cost: $42,876,312) (99.4%)             $  41,448,285

                   EXCESS OF OTHER ASSETS OVER LIABILITIES (0.6%)                  232,644
                                                                             -------------

                   NET ASSETS (100%)                                         $  41,680,929
                                                                             =============

See accompanying Notes to Financial Statements.

TCW Galileo Long-Term Mortgage Backed Securities Fund

SCHEDULE OF INVESTMENTS (Unaudited)
-----------------------------------

 Principal
  Amount           FIXED INCOME SECURITIES                                      Value
-----------        -----------------------                                     -----------
                   COLLATERALIZED MORTGAGE OBLIGATIONS -
                     FIXED RATE (40.6% of Net Assets)
$ 2,000,000        CMC Securities Corporation III (94-A-A12), 6.75%,
                     due 02/25/24, (PAC)                                       $ 1,900,400
  2,133,349        Citicorp Mortgage Securities, Inc. (95-2-A1),
                     7.5%, due 04/25/25                                          2,138,672
     81,498        Federal Home Loan Mortgage Corp.
                     (1484-K), 6%, due 01/15/98                                     81,353
  1,640,209        Federal Home Loan Mortgage Corp.
                     (1796-A-E), 6%, due 09/15/08                                1,509,830
  1,782,000        Federal Home Loan Mortgage Corp.
                     (1662-N), 6.25%, due 01/15/09                               1,649,045
    997,034        Federal Home Loan Mortgage Corp.
                     (1805-A-A), 6.5%, due 12/15/08                                943,194
    841,341        Federal Home Loan Mortgage Corp.
                     (1750-A-BA), 6.5%, due 04/15/09                               815,369
  1,000,000        Federal Home Loan Mortgage Corp.
                     (1844-E), 6.5% , due 10/15/13                                 924,200
  1,077,445        Federal Home Loan Mortgage Corp.
                     (1541-J), 6.5% , due 07/15/23                               1,070,560
  2,303,759        Federal Home Loan Mortgage Corp. - Government National
                     Mortgage Association (43-OA), 6.5%, due 07/17/23            2,176,684
  3,750,000        Federal Home Loan Mortgage Corp.
                     (1796-D-G), 6.5%, due 11/15/23                              3,563,663
  2,000,000        Federal Home Loan Mortgage Corp.
                     (1665-M), 6.5%, due 01/15/24                                1,911,820
  3,144,107        Federal Home Loan Mortgage Corp.
                     (1717-MA), 6.5%, due 04/15/24                               2,903,111
    356,795        Federal Home Loan Mortgage Corp. (1175
                     C), 8%, due 01/15/21, (TAC)                                   363,603
    931,613        Federal National Mortgage Association
                     (95-X-19E-L), 6.25%, due  08/25/08                            895,373
  2,000,000        Federal National Mortgage Association
                     (93-X-130A-NA), 6.5%, due 05/25/23                          1,826,520
  1,894,734        Federal National Mortgage Association
                     (93-223-EA), 6.5%, due 12/25/23, (PAC)                      1,753,197
    500,000        Federal National Mortgage Association
                     (93-2-B), 7.2%, due 11/25/03                                  503,250
  1,000,000        Federal National Mortgage Association
                     (92-215-PL), 7.25%, due 11/25/21, (PAC)                     1,000,400
  4,000,000        Federal National Mortgage Association
                     (G92-29-J), 8%, due 07/25/22                                4,020,000
  3,983,583        Government National Mortgage Association
                     (94-2-Z), 7.99125%, due 07/16/24                            3,797,829
  1,500,000        Residential Funding Mortgage Securities I
                     (95-S7-A9), 8%, due 05/25/10, (I/O)                           303,750
  4,358,628        Ryland Acceptance Corporation Four
                     (63-D), 8.75%, due 04/01/19                                 4,406,573
  2,505,575        Securitized Asset Sales, Inc. (95-B-A2),
                     7.41%, due 09/25/24                                         2,512,476
  2,145,136        Securitized Asset Sales, Inc. (95-4-A7),
                     7.5%, due 11/25/25                                          2,100,531
                                                                             -------------
                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS -
                     FIXED RATE (Cost: $45,039,448)                             45,071,403
                                                                             -------------

                   COLLATERALIZED MORTGAGE OBLIGATIONS -
                     VARIABLE RATE (10.2%)
  1,500,000        CMC Securities Corporation III
                     (94-A-A22), 7.455%, due 02/25/24, (I/F)                       904,266
  3,850,112        Countrywide Funding Corp. (94-4-A9),
                     10.128%, due 04/25/24, (I/F) (PAC)                          2,974,212
  2,000,000        Federal Home Loan Mortgage Corp.
                     (1422-SA), 7.3839%, due 11/15/07, (I/F)                     1,685,600
  2,000,000        Federal Home Loan Mortgage Corp.
                     (1620-SB), 10%, due 11/15/23, (I/F)                         1,404,440
  2,288,691        Federal National Mortgage Association
                     (93-189-S), 7.5097%, due 10/25/23, (I/F)                    1,608,927
  3,000,000        Federal National Mortgage Association
                     (94-40-SA), 8.5531%, due 03/25/24, (I/F)                    1,925,610
  1,000,000        Federal National Mortgage Association
                     (93-202-SZ), 10%, due 11/25/23, (I/F) (PAC)                   805,350
     81,570        Northwestern Acceptance Corp. I (A-1),
                     6%, due 02/20/18                                               81,153
                                                                             -------------
                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS -
                     VARIABLE RATE (Cost: $11,532,936)                          11,389,558
                                                                             -------------

                   U.S. GOVERNMENT AGENCY OBLIGATIONS -
                     FIXED RATE PASS-THROUGH SECURITIES (22.2%)
  1,529,050        FHA (#000-13002), 7.125%, due 03/01/04                        1,448,775
  3,123,744        FHA (#012-11218), 7.125%, due 04/01/29                        2,936,319
  2,875,415        FHA (#012-11216), 7.185%, due 05/01/29                        2,710,078
  1,919,273        FHA (#044-10592), 7.625%, due 09/01/22                        1,871,291
  1,360,982        FHA (#081-11017), 7.75%, due 04/01/24                         1,340,568

PAC - Planned Amortization Class.     I/O - Interest Only security.
TAC - Target Amortization Class.
I/F - Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

See accompanying Notes to Financial Statements.

                                                      TCW GALILEO FUNDS, INC.
                                                          April 30, 1997

     Principal
      Amount                   FIXED INCOME SECURITIES                                                         Value
     --------                  -----------------------                                                         -------
                               U.S. GOVERNMENT AGENCY OBLIGATIONS -
                               FIXED RATE PASS-THROUGH SECURITIES (Continued)
     $2,561,566                FHA (#112-43055), 9.25%, due 05/25/32                                          $  2,676,837
         15,643                Federal Home Loan Mortgage Corp., Pool #250685, 6.5%, due 10/01/99                   15,594
      1,415,824                Federal National Mortgage Association, Pool #310001, 6%, due 09/01/00             1,381,760
         13,330                Federal National Mortgage Association, Pool #62420, 7.5%, due 03/01/06               13,422
      4,110,539                Federal National Mortgage Association, Pool #303786, 7.5%, due 02/01/11           4,142,642
      3,056,886                Federal National Mortgage Association, Pool #364851, 8%, due 02/01/27             3,117,069
         16,337                Federal National Mortgage Association, Pool #29542, 8.75%, due 07/01/09              17,156
      1,419,571                Government National Mortgage Association, Pool #365618, 7%, due 10/15/33          1,344,604
      1,561,422                Government National Mortgage Association, Pool #351003, 7.5%, due 07/15/28        1,516,531
          9,978                Government National Mortgage Association, Pool #176192, 8.25%, due 12/15/01          10,221
         58,949                Government National Mortgage Association, Pool #3933, 8.25%, due 07/15/04            60,211
         11,180                Government National Mortgage Association, Pool #217350, 9.25%, due 08/15/00          11,559
                                                                                                              ------------
                               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS - FIXED RATE
                               PASS-THROUGH SECURITIES (Cost: $25,347,831)                                      24,614,637
                                                                                                              ------------

                               U.S. GOVERNMENT AGENCY OBLIGATIONS -VARIABLE
                               RATE PASS-THROUGH SECURITIES (23.7%)
      2,151,039                Federal Home Loan Mortgage Corp., Pool #846317, 6.004%, due 08/01/26              2,194,060
        483,387                Federal Home Loan Mortgage Corp., Pool #406874, 7.257%, due 06/01/22                498,192
        460,997                Federal Home Loan Mortgage Corp., Pool #846125, 7.53%, due 04/01/25                 473,933
        778,802                Federal Home Loan Mortgage Corp., Pool #755183, 7.686%, due 12/01/15                804,603
      1,459,817                Federal Home Loan Mortgage Corp., Pool #846089, 7.7%, due 09/01/24                1,499,129
      2,598,846                Federal National Mortgage Association, Pool #347216, 5.39%, due 06/01/26          2,645,807
      3,995,586                Federal National Mortgage Association, Pool #348025, 5.83%, due 06/01/26          4,039,058
      4,445,558                Federal National Mortgage Association, Pool #348273, 6.423%, due 01/01/26         4,526,134
        674,364                Federal National Mortgage Association, Pool #137064, 7.558%, due 03/01/19           695,647
      1,843,398                Federal National Mortgage Association, Pool #124410, 7.614%, due 07/01/22         1,902,350
      3,565,405                Government National Mortgage Association II, Pool #8717, 6%, due 10/20/25         3,620,490
      3,339,869                Government National Mortgage Association II, Pool #8608, 6.5%, due 03/20/25       3,403,994
                                                                                                              ------------
                               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS - VARIABLE
                                RATE PASS-THROUGH SECURITIES (Cost: $26,092,223)                                26,303,397
                                                                                                              ------------

                               U.S. TREASURY SECURITIES (0.3%)
        197,000                Certificate Accrual Treasury Strip, 0%, due 08/15/01                                148,869
        177,000                Certificate Accrual Treasury Strip, 0%, due 05/15/06                                 95,529
        112,000                Certificate Accrual Treasury Strip, 0%, due 08/15/08                                 51,275
                                                                                                              ------------
                               TOTAL U.S. TREASURY SECURITIES (Cost: $286,049)                                     295,673
                                                                                                              ------------
                               TOTAL FIXED INCOME SECURITIES (Cost:  $108,298,487)(97.0%)                      107,674,668
                                                                                                              ------------

                               SHORT-TERM INVESTMENT (Cost: $3,075,689) (2.8%)
                               ----------------------------------------------
      3,075,689                Bank of New York Depositary Reserve, 4.6%, due 05/01/97                           3,075,689
                                                                                                              ------------

                               TOTAL INVESTMENTS (Cost: $111,374,176) (99.8%)                                  110,750,357

                               EXCESS OF OTHER ASSETS OVER LIABILITIES (0.2% )                                     242,189
                                                                                                              ------------

                               NET ASSETS (100%)                                                              $110,992,546
                                                                                                              ============


See accompanying Notes to Financial Statements.

TCW Galileo Convertible Securities Fund

SCHEDULE OF INVESTMENTS (Unaudited)
-----------------------------------


  Number
of Shares
or Principal
  Amount            FIXED INCOME AND EQUITY SECURITIES                                      Value
------------        ----------------------------------                                    -----------
                    CONSUMER STAPLES (53.9% of Net Assets)
                    Drugs & Hospital Supply (4.5%)
  $700,000          Sandoz Capital BVI, Ltd., (Switzerland), Euro, 2%, due 10/06/02       $  878,500
  $280,000          Sepracor, Inc., Euro, 7%, due 12/01/02                                   330,050
                                                                                          ----------
                      Total Drugs & Hospital Supply                                        1,208,550
                                                                                          ----------
                    Entertainment, Leisure & Media (3.9%)
    13,900          Merrill Lynch & Co., Inc., Exchangeable Cox
                      Communications, Inc., $1.3725 Convertible Preferred                    274,525
     1,300          SFX Broadcasting, Inc., (144A), $3.25 Convertible Preferred               59,638 *
     5,200          TCI Pacific Communications, Inc., $5.00 Convertible Preferred            490,100
  $335,000          Tele-Communications International, Inc., 4.5%, due 02/15/06              247,900
                                                                                          ----------
                      Total Entertainment, Leisure & Media                                 1,072,163
                                                                                          ----------
                    Foods, Hotels & Restaurants (9.1%)
     6,900          Apple South, Inc., (144A), $3.50 Convertible Preferred                   378,638 *
  $685,000          Boston Chicken, Inc., 0%, due 06/01/15                                   169,537 **
  $270,000          Boston Chicken, Inc., 7.75%, due 05/01/04                                290,925
  $975,000          Hospitality Franchise Service, Inc., 4.75%, due 03/01/03               1,102,969
     5,000          Host Marriott Financial Trust, (144A), $3.375
                      Convertible Preferred                                                  285,000 *
  $320,000          Signature Resort, 5.75%, due 01/15/07                                    251,200
                                                                                          ----------
                      Total Foods, Hotels & Restaurants                                    2,478,269
                                                                                          ----------
                    Healthcare (13.8%)
     7,400          Aetna, Inc., $4.75 Convertible Preferred                                 629,000
  $260,000          Assisted Living Concepts, Inc., (144A), 7%, due 07/31/05                 382,200 *
     4,800          McKesson Corp., (144A), $2.50 Convertible Preferred                      274,200 *
  $415,000          Morgan Stanley Group, Inc., Exchangeable Johnson & Johnson,
                     2%, due 03/29/02                                                        463,762
  $300,000          OccuSystems, Inc., (144A), 6%, due 12/15/01                              292,125 *
  $325,000          PhyMatrix Corp., (144A), 6.75%, due 06/15/03                             267,313 *
  $300,000          Physician Resource, 6%, due 12/01/01                                     248,250
  $320,000          Quintiles Transnational Corp., (144AI, Reg D), 4.25%, due 05/31/00       303,400 *
  $295,000          Tenet Healthcare Corp., Exchangeable Vencor, Inc., 6%, due 12/01/05      360,638
  $225,000          Vivra, Inc., 5%, due 07/01/01                                            216,000
  $325,000          Vivra, Inc., (144AI, Reg D), 5%, due 07/01/01                            312,000 *
                                                                                          ----------
                      Total Healthcare                                                     3,748,888
                                                                                          ----------
                    Retail (11.0%)
  $280,000          Charming Shoppes, Inc., 7.5%, due 07/15/06                               288,400
  $250,000          Federated Department Stores, Inc., 5%, due 10/01/03                      294,375
  $425,000          Home Depot, Inc., 3.25%, due 10/01/01                                    436,156
    10,500          Kmart Corp., $3.875 Convertible Preferred                                605,062
  $235,000          Men's Wearhouse, Inc., 5.25%, due 03/01/03                               230,300

*    Restricted security. (See Note 6)

**   Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                  April 30, 1997

  Number
of Shares
or Principal
  Amount             FIXED INCOME AND EQUITY SECURITIES                                      Value
------------         ----------------------------------                                    -----------
                     Retail (Continued)
     $290,000        Nine West Group, Inc., (144AI, Reg S), 5.5%, due 07/15/03           $  263,900 *
     $845,000        Staples, Inc., Euro, 4.5%, due 10/01/00                                867,181
                                                                                        -----------
                       Total Retail                                                       2,985,374
                                                                                        -----------

                     Services - Business (11.6%)
   $1,100,000        CUC International, Inc., (144A), 3%, due 02/15/02                    1,023,000 *
     $235,000        Checkpoint Systems, Inc., Euro, 5.25%, due 11/01/05                    222,662
     $580,000        Omnicom Group, Inc., (144A), 4.25%, due 01/03/07                       635,825 *
     $660,000        Safeguard Scientifics, Inc., (144A), 6%, due 02/01/06                  603,075 *
     $295,000        U.S. Office Products Co., 5.5%, due 05/15/03                           248,169
     $355,000        U.S. Office Products Co., Euro, 5.5%, due 05/15/03                     298,644
        3,400        Vanstar Corp., $3.375 Convertible Preferred                            108,375
                                                                                        -----------
                       Total Services - Business                                          3,139,750
                                                                                        -----------
                     TOTAL CONSUMER STAPLES (Cost: $14,125,926)                          14,632,994
                                                                                        -----------

                     CONSUMER CYCLICALS (Cost: $286,123) (1.1%)
                     Automotive (1.1%)
     $280,000        Magna International, Inc., (Canada), 5%, due 10/15/02                  305,900
                                                                                        -----------

                     CAPITAL GOODS  (28.8%)
                     Aerospace & Conglomerates (2.6%)
     $305,000        Hexcel Corp., 7%, due 08/01/03                                         399,550
     $280,000        Morgan Stanley Group, Exchangeable Boeing Co., 0%, due 09/30/00        312,900 **
                                                                                        -----------
                       Total Aerospace & Conglomerates                                      712,450
                                                                                        -----------

                     Electronics (9.4%)
     $285,000        Adaptec, Inc., (144A), 4.75%, due 02/04/04                             281,794 *
     $245,000        Analog Devices, Inc., 3.5%, due 12/01/00                               335,650
     $360,000        C-Cube Microsystems, Inc., 5.875%, due 11/01/05                        361,800
     $270,000        General Instrument Corp., 5%, due 06/15/00                             282,150
     $205,000        Metricom, Inc., (144AI, Reg D), 8%, due 09/15/03                       143,500 *
     $280,000        SCI Systems, Inc., 5%, due 05/01/06                                    386,750
        6,600        U. S. West Inc., Exchangeable U.S. West Media Group,
                       $2.25 Convertible Preferred                                          292,875
     $410,000        XILINX, Inc., (144A), 5.25%, due 11/01/02                              467,400 *
                                                                                        -----------
                       Total Electronics                                                  2,551,919
                                                                                        -----------

                     Information Processing (2.2%)
        6,700        Morgan Stanley Group, Inc., Exchangeable Cisco Systems, Inc.,
                       $4.00 Convertible Preferred                                          381,062
        5,821        Storage Technology Corp., Common Stock                                 204,462
                                                                                        -----------
                       Total Information Processing                                         585,524
                                                                                        -----------

*    Restricted security. (See Note 6)

**   Non-income producing.

See accompanying Notes to Financial Statements.

TCW Galileo Convertible Securities Fund

-----------------------------------------------


  Number
 of Shares
or Principal
  Amount            FIXED INCOME AND EQUITY SECURITIES                                   Value
------------        ----------------------------------                                -----------
                    Pollution Control (9.2%)
$  810,000          Thermo Electron Corp., Euro, 4.25%, due 01/01/03                   $  876,825
$  515,000          USA Waste Systems, Inc., 4%, due 02/01/02                             511,137
$  850,000          United States Filter Corp., 4.5%, due 12/15/01                        841,500
$  325,000          WMX Technologies, Inc., 2%, due 01/24/05                              281,125
                                                                                       ----------
                      Total Pollution Control                                           2,510,587
                                                                                       ----------

                    Telecommunications Equipment (5.4%)
     4,900          Corning Delaware, L.P., $3.00 Convertible Preferred                   372,400
$1,455,000          Motorola, Inc., 0%, due 09/27/13                                    1,083,975   **
                                                                                       ----------
                      Total Telecommunications Equipment                                1,456,375
                                                                                       ----------
                    TOTAL CAPITAL GOODS (Cost:$7,694,553)                               7,816,855
                                                                                       ----------
                    BASIC INDUSTRIES (3.8%)
                    Chemicals/Petrochemicals (0.8%)
$  200,000          Indian Petrochemicals Corp., (144A), 2.5%, due 03/11/02               206,000   *
                                                                                       ----------
                    Oil & Gas - Domestic  (2.0%)
$  215,000          Apache Corp., Euro, 6%, due 01/15/02                                  257,463
$  290,000          Morgan Stanley Group, Exchangeable Schlumberger, Ltd.
                     (Netherlands) (144A), 0%, due 05/01/01                               274,050   ***
                                                                                       ----------
                       Total Oil & Gas - Domestic                                         531,513
                                                                                       ----------

                    Oil & Gas - International (1.0%)
     4,000          Occidental Petroleum Corp., Exchangeable Canadian
                      Occidental Petroleum, $3.00 Convertible Preferred                   284,000
                                                                                       ----------

                    TOTAL BASIC INDUSTRIES (Cost:$902,901)                              1,021,513
                                                                                       ----------

                    CREDIT SENSITIVE (9.2%)
                    Real Estate (2.6%)
$  280,000          Capstone Capital Corp., 6.55%, due 03/14/02                           259,000
$  200,000          LTC Properties, Inc., 8.25%, due 07/01/01                             221,750
$  220,000          LTC Properties, Inc., 8.5%, due 01/01/01                              219,725
                                                                                       ----------
                      Total Real Estate                                                   700,475
                                                                                       ----------

                    Insurance (3.5%)
     5,400          Allstate Corp., Exchangeable PMI Group, Inc.,
                     $2.30 Convertible Preferred                                          233,550
     3,300          American Bankers Insurance Group, $3.125 Convertible Preferred        207,488
     4,500          PennCorp Financial Group, Inc., (144AI, Reg D), $3.50
                     Convertible Preferred                                                258,187   *
     8,900          Salomon, Inc., Exchangeable Financial Security
                     Assurance Holdings, Ltd., $2.30 Convertible Preferred                255,875
                                                                                       ----------
                      Total Insurance                                                     955,100
                                                                                       ----------

*    Restricted security. (See Note 6)

**   Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.


                                                                  April 30, 1997

    Number
  of Shares
 or Principal
   Amount              FIXED INCOME AND EQUITY SECURITIES                                 Value
 -------------         ----------------------------------                               ----------
                       FINANCIAL SERVICES (3.1%)
     $280,000          Berkshire Hathaway, Inc., Exchangeable Salomon, Inc., 1%,
                        due 12/02/01                                                    $   268,450
          700          Merrill Lynch & Co., Inc., Exchangeable SunAmerica,
                         $4.087 Convertible Preferred                                        46,463
       10,000          National Australia Bank, Ltd. (Australia),
                        $1.96875 Convertible Preferred                                      263,750
        6,500          SunAmerica Corp., $3.188 Convertible Preferred                       274,625
                                                                                        -----------
                         Total Financial Services                                           853,288
                                                                                        -----------

                       TOTAL CREDIT SENSITIVE (Cost:$2,568,388)                           2,508,863
                                                                                        -----------
                       TOTAL INVESTMENTS (Cost: $25,577,891) (96.8%)                     26,286,125

                       EXCESS OF OTHER ASSETS OVER LIABILITIES (3.2%)                       877,231
                                                                                        -----------
                       NET ASSETS (100%)                                                $27,163,356
                                                                                        ===========

See accompanying Notes to Financial Statements.

TCW Galileo Core Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)
-----------------------------------



     Number
   of Shares              EQUITY SECURITIES                                Value
   ---------              -----------------                              ---------
                          CONSUMER STAPLES (28.4% of Net Assets)
                          Beverages (2.3%)
    145,900               PepsiCo, Inc.                                  $ 5,088,262
                                                                         -----------

                          Cosmetics & Household Products (3.4%)
     97,100               Kimberly-Clark Corp.                             4,976,375
     19,900               Procter & Gamble Co.                             2,502,425
                                                                         -----------
                            Total Cosmetics & Household Products           7,478,800
                                                                         -----------

                          Healthcare (14.7%)
     87,400               Amgen, Inc.                                      5,145,675
     81,100               Johnson & Johnson                                4,967,375
     44,000               Oxford Health Plans, Inc.                        2,898,500
     48,400               Pfizer, Inc.                                     4,646,400
     62,600               Lilly (Eli) & Co.                                5,500,975
     75,000               United Healthcare Corp.                          3,646,875
     55,700               Warner-Lambert Co.                               5,458,600
                                                                         -----------
                            Total Healthcare                              32,264,400
                                                                         -----------

                          Hotels, Restaurants & Media (2.7%)
    144,300               Mirage Resorts, Inc.                             2,904,038   **
    180,691               Westinghouse Electric Corp.                      3,071,747
                                                                         -----------
                            Total Hotels, Restaurants & Media              5,975,785
                                                                         -----------

                          Retailing (4.1%)
     96,050               CUC International, Inc.                          2,029,056
    122,666               Home Depot, Inc.                                 7,114,628
                                                                         -----------
                            Total Retailing                                9,143,684
                                                                         -----------

                          Tobacco (1.2%)
     67,100               Philip Morris Companies, Inc.                    2,642,063
                                                                         -----------
                          TOTAL CONSUMER STAPLES (Cost: $53,486,908)      62,592,994
                                                                         -----------

**   Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.


                                                                  April 30, 1997

     Number
   of Shares              EQUITY SECURITIES                                    Value
   ---------              -----------------                                 ------------
                          CONSUMER CYCLICALS (7.8%)
                          Autos & Auto Parts (7.8%)
    195,600               Chrysler Corp.                                     $ 5,868,000
    122,826               Ford Motor Co.                                       4,268,203
    104,500               Lear Seating Corp.                                   3,735,875
     61,000               Magna International, Inc.                            3,179,625
                                                                             -----------

                          TOTAL CONSUMER CYCLICALS (Cost: $15,052,075)        17,051,703
                                                                             -----------

                          CAPITAL GOODS & BUSINESS SERVICES (39.4%)
                          Aerospace (7.2%)
     87,000               Boeing Co.                                           8,580,375
     95,700               United Technologies Corp.                            7,237,313
                                                                             -----------
                            Total Aerospace                                   15,817,688
                                                                             -----------

                          Electronics, Semiconductors & Instruments (10.9%)
     82,400               Hewlett Packard Co.                                  4,326,000
     68,100               Honeywell, Inc.                                      4,809,563
     97,500               Intel Corp.                                         14,929,687
                                                                             -----------
                            Total Electronics, Semiconductors & Instruments   24,065,250
                                                                             -----------

                          Telecommunications Equipment (7.4%)
     88,100               Ascend Communications, Inc.                          4,030,575
     85,900               Cascade Communications Corp.                         2,705,850
    108,500               Cisco Systems, Inc.                                  5,614,875
     67,400               Lucent Technologies, Inc.                            3,985,025
                                                                             -----------
                            Total Telecommunications Equipment                16,336,325
                                                                             -----------

                          Information Processing (9.9%)
     78,000               Computer Sciences Corp.                              4,875,000
     84,400               Microsoft Corp.                                     10,254,600
    112,800               Storage Technology Corp.                             3,962,100
     45,400               Xerox Corp.                                          2,792,100
                                                                             -----------
                            Total Information Processing                      21,883,800
                                                                             -----------

See accompanying Notes to Financial Statements.

TCW GALILEO CORE EQUITY FUND

----------------------------------------------

  Number of
   Shares           EQUITY SECURITIES                                              Value
  ---------         -----------------                                          -------------
                    Machinery (2.4%)
     59,100         Caterpillar, Inc.                                           $  5,259,900
                                                                                ------------
                    Services (1.6%)
    106,700         Corrections Corp. of America                                   3,481,088 **
                                                                                ------------
                    TOTAL CAPITAL GOODS & BUSINESS SERVICES
                     (Cost: $53,647,375)                                          86,844,051
                                                                                ------------
                    BASIC INDUSTRIES (14.0%)
                    Transportation (14.0%)
     60,100         AMR Corp.                                                      5,596,813
     38,833         Burlington Northern Santa Fe                                   3,058,099
    193,100         Continental Airlines, Inc., Class B                            6,130,925 **
     85,900         Delta Air Lines, Inc.                                          7,913,537
    108,600         UAL Corp.                                                      8,077,125
                                                                                ------------
                    TOTAL BASIC INDUSTRIES (Cost: $21,567,492)                    30,776,499
                                                                                ------------

                    CREDIT SENSITIVE (10.3%)
                    Financial Services (10.3%)
     96,600         Associates First Capital Corp.                                 4,950,750
     53,400         Citicorp                                                       6,014,175
     81,300         Green Tree Financial Corp.                                     2,408,512
     30,500         Marsh & McLennan Companies, Inc.                               3,675,250
     59,500         Merrill Lynch & Co., Inc.                                      5,667,375
                                                                                ------------
                    TOTAL CREDIT SENSITIVE (Cost: $13,839,070)                    22,716,062
                                                                                ------------
                    TOTAL EQUITY SECURITIES (Cost: $157,592,920) (99.9%)         219,981,309
                                                                                ------------
  Principal
   Amount           SHORT-TERM INVESTMENT (Cost: $216,104) (0.1%)
 ----------         ---------------------------------------------
   $216,104         Bank of New York Depositary Reserve, 4.6%, due 05/01/97          216,104
                                                                                ------------

                    TOTAL INVESTMENTS (Cost: $157,809,024) (100.0%)              220,197,413

                    LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)                     (56,819)
                                                                                ------------
                    NET ASSETS (100%)                                           $220,140,594
                                                                                ============

**  Non-Income Producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Earnings Momentum Fund
                                                                  April 30, 1997


SCHEDULE OF INVESTMENTS (Unaudited)
----------------------------------

  Number of
   Shares          EQUITY SECURITIES                                            Value
  ---------        -----------------                                          -----------
                   CONSUMER STAPLES (53.5% of Net Assets)
                   Drugs & Hospital Supply (9.8%)
   66,700          BioChem Pharma, Inc.                                        $1,199,558   **
   12,400          Closure Medical Corp.                                          184,450   **
   24,700          Conceptus, Inc.                                                247,000   **
   17,600          Fisher Scientific International, Inc.                          745,800   **
   41,600          Martek Biosciences Corp.                                       608,400   **
   32,200          Pathogenesis Corp.                                             845,250   **
   48,600          Safeskin Corp.                                               1,087,425   **
   38,500          Selfcare, Inc.                                                 346,500   **
   40,500          Vivus, Inc.                                                  1,495,969   **
                                                                               ----------
                     Total Drugs & Hospital Supply                              6,760,352
                                                                               ----------

                   Foods, Hotels & Restaurants (3.6%)
   55,800          Interstate Hotels Co.                                        1,401,975   **
   17,300          Signature Resorts, Inc.                                        382,763   **
   46,300          United Natural Foods, Inc.                                     717,650   **
                                                                               ----------
                     Total Foods, Hotels & Restaurants                          2,502,388
                                                                               ----------
                   Healthcare (11.6%)
   50,300          ABR Information Services, Inc.                               1,012,287   **
   12,000          Amerisource Health Corp.                                       535,500   **
    5,400          Arqule, Inc.                                                    76,275   **
   39,100          Cytyc Corp.                                                    830,875   **
   44,600          Intelligent Medical Imaging, Inc.                              195,125   **
   24,700          MedCath, Inc.                                                  327,275   **
   77,800          NeoPath, Inc.                                                1,225,350   **
   66,600          Neoprobe Corp.                                                 840,825   **
   17,000          OEC Medical Systems, Inc.                                      259,250   **
   67,000          OccuSystems, Inc.                                            1,381,875   **
   38,000          Total Renal Care Holdings, Inc.                              1,220,750   **
    5,900          Urocor, Inc.                                                    54,575   **
                                                                               ----------
                     Total Healthcare                                           7,959,962
                                                                               ----------

                   Leisure, Entertainment, Photo & Media (6.2%)
    9,300          Cox Radio, Inc.                                                188,325   **
   60,400          Family Golf Centers, Inc.                                    1,230,650   **
   35,000          Gemstar International Group, Ltd.                              446,250   **
   34,600          Macrovision Corp.                                              384,925   **
   40,200          Metro Networks, Inc.                                         1,020,075   **
   47,600          Oakley, Inc.                                                   487,900   **
   33,700          Rockshox, Inc.,                                                507,606   **
                                                                               ----------
                     Total Leisure, Entertainment, Photo & Media                4,265,731
                                                                               ----------

**   Non-income producing.

See accompanying Notes to Financial Statements.

TCW Galileo Earnings Momentum Fund

----------------------------------------------

 Number of
  Shares           EQUITY SECURITIES                                         Value
---------          -----------------                                      -----------
                   Retail (3.8%)
   9,200           Gadzooks, Inc.                                       $    256,450   **
  63,050           Just for Feet, Inc.                                     1,000,919   **
  26,850           K & G Men's Center, Inc.                                  446,381   **
  80,000           Marks Brothers Jewelers, Inc.                             890,000   **
                                                                        ------------
                     Total Retail                                          2,593,750
                                                                        ------------

                   Schools (2.4%)
  34,600           Firearms Training Systems, Inc.                           493,050   **
  36,900           Learning Tree International, Inc.                       1,162,350   **
                                                                        ------------
                     Total Schools                                         1,655,400
                                                                        ------------

                   Services - Business (16.1%)
  59,400           American Residential Services, Inc.                     1,121,175   **
  94,500           Brightpoint, Inc.                                       2,067,188   **
  92,997           Corporate Express, Inc.                                   929,970   **
  49,800           Envoy Corp.                                             1,039,575   **
  50,000           Fine Host Corp.                                         1,262,500   **
  79,000           Norwood Promotional Products, Inc.                      1,106,000   **
  28,300           Nova Corp.                                                509,400   **
  55,600           Stericycle, Inc.                                          472,600   **
  21,800           Stewart Enterprises, Inc., Class A                        719,400
  10,200           Superior Consultant Holdings Corp.                        234,600   **
  39,700           Wackenhut Corrections Corp., Class B                      560,762
  60,600           Wilmar Industries, Inc.                                   999,900   **
                                                                        ------------
                     Total Services - Business                            11,023,070
                                                                        ------------

                   TOTAL CONSUMER STAPLES (Cost: $36,691,640)             36,760,653
                                                                        ------------

                   CONSUMER CYCLICALS (2.4%)
                   Autos & Auto Parts (2.4%)
  26,800           Dura Automotive Systems, Inc.                             723,600   **
  79,900           Miller Industries, Inc.                                   948,813   **
                                                                        ------------

                   TOTAL CONSUMER CYCLICALS (Cost: $1,483,296)             1,672,413
                                                                        ------------

                   CAPITAL GOODS (37.7%)
                   Aerospace & Defense (1.8%)
  51,400           BE Aerospace, Inc.                                      1,265,725   **
                                                                        ------------

                   Computer Software & Services (12.7%)
  14,000           Aspect Development, Inc.                                  299,250   **
  30,000           BDM International, Inc.                                   697,500   **
  46,600           CSG Systems International, Inc.                           827,150   **

**   Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                  April 30, 1997


Number of
 Shares            EQUITY SECURITIES                                        Value
---------          -----------------                                      -----------
                   Computer Software & Services (Continued)
   50,500          Ciber, Inc.                                           $1,805,375   **
   20,000          Digex, Inc.                                              162,500   **
    8,800          Ecsoft Group, PLC (ADR) (Great Britain)                   83,600   **
   40,100          Gensym Corp.                                             260,650   **
   20,000          International Network Services                           410,000   **
   50,400          Legato Systems, Inc.                                     670,950   **
   42,900          Mechanical Dynamics, Inc.                                284,213   **
   38,000          Pure Atria Corp.                                         370,500   **
    5,600          Radiant Systems, Inc.                                     66,500   **
   25,500          Red Brick Systems, Inc.                                  197,625   **
   23,400          Remedy Corp.                                             757,575   **
   48,000          Select Software Tools, Ltd. (ADR) (Great Britain)        636,000   **
   27,000          Transition Systems, Inc.                                 324,000   **
   86,500          Trusted Information Systems, Inc.                        778,500   **
    7,600          USCS International, Inc.                                 125,400   **
                                                                         ----------
                     Total Computer Software & Services                   8,757,288
                                                                         ----------

                   Electronics (11.0%)
   34,300          AFC Cable Systems, Inc.                                  754,600   **
  113,400          Anicom, Inc.                                             935,550   **
   44,100          Bolder Technologies Corp.                                545,738   **
   36,000          C.P. Clare Corp.                                         324,000   **
   68,100          Coherent Communications Systems Corp.                  1,115,138   **
   55,800          Computer Products, Inc.                                  955,575   **
   39,600          Dialogic Corp.                                           782,100   **
   51,900          ECI Telecommunications, Ltd.                           1,135,312   **
   42,500          Sheldahl, Inc.                                           988,125   **
                                                                         ----------
                     Total Electronics                                    7,536,138
                                                                         ----------

                   Information Processing (5.9%)
   29,100          Baan Company, N.V.                                     1,564,125   **
   25,600          Citrix Systems, Inc.                                     382,400   **
   58,400          Medic Computer Systems, Inc.                             912,500   **
   21,400          Saville Systems, PLC (ADR) (Ireland)                     880,075   **
   15,100          Siebel Systems, Inc.                                     273,687   **
                                                                         ----------
                     Total Information Processing                         4,012,787
                                                                         ----------

                   Office Equipment & Building Supplies (1.1%)
   56,000          Cameron Ashley, Inc.                                     756,000   **
                                                                         ----------

**   Non-income producing.

See accompanying Notes to Financial Statements.

TCW Galileo Earnings Momentum Fund


Number of
 Shares            EQUITY SECURITIES                                        Value
---------          -----------------                                      -----------
                   Pollution Control (5.2%)
   15,300          Culligan Water Technologies, Inc.                         625,387   **
   31,900          Memtec, Ltd. (ADR) (Australia)                            737,688
   60,500          Molten Metal Technology, Inc.                             393,250   **
   79,100          Tetra Technologies, Inc.                                1,839,075   **
                                                                         -----------
                     Total Pollution Control                               3,595,400
                                                                         -----------
                   TOTAL CAPITAL GOODS (Cost: $25,683,883)                25,923,338

                   BASIC MATERIALS (2.9%)
                   Chemicals (0.8%)
  105,900          Landec Corp.                                              555,975  **

                   Energy & Oil Services (0.5%)
   37,600          3DX Technologies, Inc.                                    329,000  **
                                                                         -----------
                   Transportation (1.6%)
   17,300          Atlas Air, Inc.                                           475,750  **
   33,400          Wabash National Corp.                                     597,025
                                                                         -----------
                     Total Transportation                                  1,072,775
                                                                         -----------
                   TOTAL BASIC MATERIALS (Cost: $2,416,964)                1,957,750
                                                                         -----------

                   CREDIT SENSITIVE (3.2%)
                   Insurance (2.1%)
   23,100          CapMAC Holdings, Inc.                                     600,600
   31,700          PXRE Corp.                                                804,388
                                                                         -----------
                   Total Insurance                                         1,404,988
                                                                         -----------

                   Telecommunications (1.1%)
   19,500          McLeod, Inc.                                              358,312  **
   53,000          Omnipoint Corp.                                           410,750  **
                                                                         -----------
                     Total Telecommunications                                769,062
                                                                         -----------
                   TOTAL CREDIT SENSITIVE (Cost: $2,874,206)               2,174,050
                                                                         -----------
                   TOTAL EQUITY SECURITIES (Cost: $69,149,989)            68,488,204
                     (99.7%)                                             -----------


 Principal
  Amount           SHORT-TERM INVESTMENT (Cost: $1,658,929) (2.4%)
----------         ----------------------------------------------
$ 1,658,929        Bank of New York Depositary Reserve, 4.6%, due
                    05/01/97                                               1,658,929
                                                                         -----------

                   TOTAL INVESTMENTS (Cost: $70,808,918) (102.1%)         70,147,133

                   LIABILITIES IN EXCESS OF OTHER ASSETS (-2.1%)          (1,457,724)
                                                                         -----------
                   NET ASSETS (100%)                                     $68,689,409
                                                                         ===========

**   Non-income producting.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Mid-Cap Growth Fund

                                                                  April 30, 1997

SCHEDULE OF INVESTMENTS (Unaudited)
----------------------------------


Number of
 Shares           EQUITY SECURITIES                                         Value
---------         -----------------                                      -----------
                  CONSUMER STAPLES (58.2% of Net Assets)
                  Foods, Hotels & Restaurants (9.7%)
     39,900       Boston Chicken, Inc.                                   $   952,613   **
     62,700       HFS, Inc.                                                3,714,975   **
     42,800       Mirage Resorts, Inc.                                       861,350   **
     67,800       Signature Resorts, Inc.                                  1,500,075   **
     37,400       Starbucks, Corp.                                         1,117,325   **
                                                                         -----------
                    Total Foods, Hotels & Restaurants                      8,146,338
                                                                         -----------

                  Healthcare (14.2%)
     46,700       Biogen, Inc.                                             1,494,400   **
    107,300       Coventry Corp.                                           1,388,194   **
     41,900       Dura-Pharmaceuticals, Inc.                               1,215,100   **
     74,000       Health Management Associates, Inc., Class A              1,979,500   **
     40,800       Omnicare, Inc.                                             994,500
     21,000       Oxford Health Plans, Inc.                                1,383,375   **
     73,475       Phycor, Inc.                                             1,956,272   **
     72,300       Safeskin Corp.                                           1,617,712   **
                                                                         -----------
                    Total Healthcare                                      12,029,053
                                                                         -----------

                  Leisure, Entertainment, Photo & Media (7.5%)
     77,300       Clear Channel Communications, Inc.                       3,749,050   **
      4,600       Playboy Enterprises, Inc.                                   63,825   **
     35,400       Regal Cinemas, Inc.                                        964,650   **
     67,100       Westwood One, Inc.                                       1,602,013   **
                                                                         -----------
                    Total Leisure, Entertainment, Photo & Media            6,379,538
                                                                         -----------

                  Retail (9.0%)
     83,700       Bed, Bath & Beyond, Inc.                                 2,291,287   **
     79,875       CUC International, Inc.                                  1,687,359   **
     57,550       Just for Feet, Inc.                                        913,606   **
    107,100       Petsmart, Inc.                                           1,800,619   **
     28,700       Smith's Food & Drug Centers, Inc.                          961,450   **
                                                                         -----------
                    Total Retail                                           7,654,321
                                                                         -----------

**   Non-income producting.

See accompanying Notes to Financial Statements.

TCW Galileo Mid-Cap Growth Fund

----------------------------------------------

Number of
 Shares            EQUITY SECURITIES                                           Value
---------          -----------------                                        -----------
                   Services-Business (17.8%)
 44,975            Apollo Group, Inc., Class A                              $ 1,208,703   **
 60,100            Corrections Corp. of America                               1,960,763   **
106,900            National TechTeam, Inc.                                    1,656,950   **
 74,000            Outdoor Systems, Inc.                                      2,053,500   **
 51,400            Paychex, Inc.                                              2,406,163
 55,500            Robert Half International, Inc.                            2,178,375   **
 99,000            Romac International, Inc.                                  1,930,500   **
 52,600            Snyder Communications, Inc.                                1,091,450   **
 35,200            Teletech Holdings, Inc.                                      624,800   **
                                                                            -----------
                     Total Services-Business                                 15,111,204
                                                                            -----------
                   TOTAL CONSUMER STAPLES  (Cost: 5,750,799)                 49,320,454
                   CAPITAL GOODS (35.8%)
                   Autos & Auto Parts (1.9%)
135,350            Miller Industries, Inc.                                    1,607,281   **
                                                                            -----------

                   Electronics (11.2%)
 17,300            Advanced Fibre Communications                                689,837   **
 77,800            Ascend Communications, Inc.                                3,559,350   **
 78,800            Maxim Integrated Products, Inc.                            4,166,550   **
 43,200            Pairgain Technologies, Inc.                                1,123,200   **
                                                                            -----------
                     Total Electronics                                        9,538,937
                                                                            -----------

                   Information Processing (20.6%)
 45,600            Baan Company, N.V.                                         2,451,000   **
 20,700            CBT Group, PLC (ADR) (Ireland)                             1,006,538   **
 64,100            Cognex Corp.                                               1,578,462   **
 16,400            Computer Horizons Corp.                                      713,400   **
 16,900            E-Trade Group, Inc.                                          253,500   **
    800            I2 Technologies, Inc.                                         30,400   **
 26,900            Netscape Communications Corp.                                727,981   **
 52,400            Peoplesoft, Inc.                                           2,174,600   **
 56,400            Remedy Corp.                                               1,825,950   **
 74,900            Security Dynamics Technologies, Inc.                       1,891,225   **
115,100            Siebel Systems, Inc.                                       2,086,188   **
 40,000            Transaction Systems Architects, Inc.                       1,200,000   **
 45,200            Yahoo!, Inc.                                               1,542,450   **
                                                                            -----------
                     Total Information Processing                            17,481,694
                                                                            -----------

**   Non-income producting.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                  April 30, 1997


Number of
 Shares            EQUITY SECURITIES                                           Value
---------          -----------------                                        -----------
                   Machinery (1.0%)
    34,500         Stewart & Stevenson Services, Inc.                        $   828,000
                                                                             -----------
                   Waste Management (1.1%)
    14,100         Btezdearborn Laboratories, Inc.                               902,400
                                                                             -----------
                   TOTAL CAPITAL GOODS (Cost: $27,265,960)                    30,358,312
                                                                             -----------
                   CREDIT SENSITIVE (1.5%)
                   Financial Services (1.5%)
    23,400         Credit Acceptance Corp.                                       253,012   **
    21,900         T. Rowe Price Associates                                    1,012,875
                                                                             -----------
                   TOTAL CREDIT SENSITIVE  (Cost: $1,424,870)                  1,265,887
                                                                             -----------

                   TOTAL EQUITY SECURITIES (Cost: 7,441,629) (95.5%)          80,944,653
                                                                             -----------


  Principal
   Amount          SHORT-TERM INVESTMENT (Cost:  $4,830,488) (5.7%)
 -----------       ------------------------------------------------
 $4,830,488         Bank of New York Depositary Reserve, 4.6%,
                      due 05/01/97                                             4,830,488
                                                                             -----------
                    TOTAL INVESTMENTS (Cost: $79,272,117) (101.2%)            85,775,141

                    LIABILITIES IN EXCESS OF OTHER ASSETS (-1.2%)             (1,054,997)
                                                                             -----------
                    NET ASSETS (100%)                                        $84,720,144
                                                                             ===========

*    Non-income producting.

See accompanying Notes to Financial Statements.

TCW Galileo Small Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

Number of
 Shares            EQUITY SECURITIES                                        Value
---------          -----------------                                      -----------
                   CONSUMER STAPLES (53.1% of Net Assets)
                   Drugs & Hospital Supply (6.1%)
   45,700          Capstone Pharmacy Services, Inc.                      $   385,594   **
   18,300          Cell Therapeutics, Inc.                                   153,262   **
   29,400          Dura Pharmaceuticals, Inc.                                852,600   **
   25,500          Gulf South Medical Supply, Inc.                           363,375   **
  169,800          Safeskin Corp.                                          3,799,275   **
   22,600          Vivus, Inc.                                               834,788   **
                                                                         -----------
                     Total Drugs & Hospital Supply                         6,388,894
                                                                         -----------

                   Foods, Hotels & Restaurants (2.1%)
   22,100          Boston Chicken, Inc.                                      527,638   **
   23,400          Einstein/Noah Bagel Corp.                                 431,437   **
   27,200          Interstate Hotels Co.                                     683,400   **
   25,700          Signature Resorts, Inc.                                   568,613   **
                                                                         -----------
                     Total Foods, Hotels & Restaurants                     2,211,088
                                                                         -----------
                   Healthcare (15.6%)
   35,200          ABR Information Services, Inc.                            708,400   **
   23,600          Amerisource Health Corp.                                1,053,150   **
   27,400          Cohr, Inc.                                                609,650   **
   78,700          Coventry Corp.                                          1,018,181   **
   31,500          CRA Managed Care, Inc.                                  1,110,375   **
   26,400          Curative Health Services, Inc.                            623,700   **
   19,300          Cytyc Corp.                                               410,125   **
   33,000          First Commonwealth, Inc.                                  404,250   **
   67,000          HPR, Inc.                                                 946,375   **
   75,000          IRIDEX Corp.                                              450,000   **
   64,300          Lumisys, Inc.                                             425,988   **
   29,600          MedCath, Inc.                                             392,200   **
   22,800          NeoPath, Inc.                                             359,100   **
   50,100          Neoprobe Corp.                                            632,513   **
   42,000          Neose Technologies, Inc.                                  509,250   **
   64,600          OccuSystems, Inc.                                       1,332,375   **
   32,000          Omnicare, Inc.                                            780,000
   96,500          Orthodontic Centers of America, Inc.                    1,158,000   **
   11,500          Oxford Health Plans, Inc.                                 757,562   **
    6,200          Pediatrix Medical Group, Inc.                             204,600   **
   44,100          Pharmaceutical Product Development, Inc.                  738,675   **
   35,325          Phycor, Inc.                                              940,528   **
   20,000          Total Renal Care Holdings, Inc.                           642,500   **
                                                                         -----------
                     Total Healthcare                                     16,207,497
                                                                         -----------

**   Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                  April 30, 1997


Number of
 Shares            EQUITY SECURITIES                                           Value
---------          -----------------                                        -----------
                   Leisure, Entertainment, Photo & Media (9.2%)
   56,000          Clear Channel Communications, Inc.                       $ 2,716,000   **
   25,200          Cox Radio, Inc.                                              510,300   **
    7,800          Emmis Broadcasting Corp., Class A                            273,000   **
   59,700          Family Golf Centers, Inc.                                  1,216,388   **
    9,100          Heftel Broadcasting Corp.                                    455,000   **
   25,400          International Speedway Corp.                                 466,725   **
   17,400          LIN Television Corp.                                         719,925   **
   28,000          Metro Networks, Inc.                                         710,500   **
    5,900          Penske Motorsports, Inc.                                     173,312   **
    1,500          Playboy Enterprises, Inc.                                     20,813   **
   42,075          Regal Cinemas, Inc.                                        1,146,544   **
   49,900          Westwood One, Inc.                                         1,191,362   **
                                                                            -----------
                     Total Leisure, Entertainment, Photo & Media              9,599,869
                                                                            -----------

                   Retail (7.2%)
   41,800          Bed, Bath & Beyond, Inc.                                   1,144,275   **
   16,200          Dollar Tree Stores, Inc.                                     639,900   **
   63,150          Just for Feet, Inc.                                        1,002,506   **
   23,700          K & G Men's Center, Inc.                                     394,013   **
   67,000          Kenneth Cole Productions, Inc.                             1,113,875   **
   29,900          Marks Bros. Jewelers, Inc.                                   332,637   **
   34,800          North Face, Inc.                                             491,550   **
   59,200          Petsmart, Inc.                                               995,300   **
   25,200          Smith's Food & Drug Centers, Inc.                            844,200   **
   14,200          Tiffany & Co.                                                562,675
                                                                            -----------
                     Total Retail                                             7,520,931
                                                                            -----------

                   Services - Business (12.9%)
   58,824          AccuStaff, Inc.                                            1,073,538   **
   25,200          Caribiner International, Inc.                              1,335,600   **
   22,600          Corrections Corp. of America                                 737,325   **
   49,500          Envoy Corp.                                                1,033,313   **
   22,700          Meta Group, Inc.                                             385,900   **
   19,100          Metzler Group, Inc.                                          487,050   **
  136,800          National TechTeam, Inc.                                    2,120,400   **
   67,400          Outdoor Systems, Inc.                                      1,870,350   **
   37,600          Robert Half International, Inc.                            1,475,800   **
   51,300          Romac International, Inc.                                  1,000,350   **
   32,900          Snyder Communications, Inc.                                  682,675   **
   20,600          Superior Consultant Holdings Corp.                           473,800   **
   18,400          Vincam Group, Inc.                                           598,000   **
   14,000          Wackenhut Corrections Corp., Class B                         222,250
                                                                            -----------
                     Total Services - Business                               13,496,351
                                                                            -----------
                   TOTAL CONSUMER STAPLES (Cost: $46,537,985)                55,424,630
                                                                            -----------

**   Non-income producing.

See accompanying Notes to Financial Statements.

TCW GALILEO SMALL CAP GROWTH FUND

-----------------------------------------------

      Number
     of Shares   EQUITY SECURITIES                                                  Value
    ----------   -----------------                                                 -------
                 CONSUMER CYCLICALS (2.6%)
                 AUTOS & AUTO PARTS (2.6%)
        27,200   Dura Automotive Systems, Inc.                                   $   734,400   **
       130,950   Miller Industries, Inc.                                           1,555,031   **
        12,400   Tower Automotive, Inc.                                              458,800   **
                                                                                 -----------
                 TOTAL CONSUMER CYCLICALS (Cost: $2,025,385)                       2,748,231
                                                                                 -----------

                 CAPITAL GOODS (32.8%)
                 AEROSPACE & DEFENSE (1.0%)
        41,000   BE Aerospace, Inc.                                                1,009,625   **
                                                                                 -----------

                 COMPUTER SOFTWARE & SERVICES (15.6%)
        36,800   Applied Graphics Technologies, Inc.                               1,113,200   **
        12,900   Aspect Development, Inc.                                            275,738   **
        45,600   Cambridge Technology Partners, Inc.                               1,214,100   **
        22,900   Ciber, Inc.                                                         818,675   **
        12,400   Clarify, Inc.                                                       106,175   **
        17,150   Computer Learning Centers, Inc.                                     456,619   **
        55,875   Computer Management Sciences, Inc.                                  733,359   **
        71,700   CSG Systems International, Inc.                                   1,272,675   **
         6,600   Inso Corp.                                                          138,600   **
        24,700   International Network Services                                      506,350   **
        57,100   Legato Systems, Inc                                                 760,144   **
        21,600   Peoplesoft, Inc.                                                    896,400   **
        13,300   Planning Sciences International, PLC (Great Britain)                 58,187   **
        44,175   Pure Atria Corp.                                                    430,706   **
         3,000   Radiant Systems, Inc.                                                35,625   **
        27,100   Red Brick Systems, Inc.                                             210,025   **
        24,000   Remedy Corp.                                                        777,000   **
        62,100   Security Dynamics Tech, Inc.                                      1,568,025   **
        43,600   Select Software Tools, Ltd. (ADR) (Great Britain)                   577,700   **
         4,950   Sykes Enterprises, Inc.                                             141,075   **
        17,255   Synopsys, Inc.                                                      550,003   **
         5,900   Tecnomatix Technologies, Ltd.                                       151,188   **
        34,300   Transaction Systems Architects, Inc., Class A                     1,029,000   **
        10,300   Transition Systems, Inc.                                            123,600   **
        54,600   Viasoft, Inc.                                                     2,320,500   **
                                                                                 -----------
                 Total Computer Software & Services                               16,264,669
                                                                                 -----------

**   Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                  April 30, 1997





        Number
      of Shares
     or Warrants     EQUITY SECURITIES                                                        Value
    -------------   ------------------                                                    -----------
                    ELECTRONICS (6.7%)
     3,384          American Satellite Network, Inc., Warrants, expire 06/30/99            $        -   **
     34,100         Ascend Communications, Inc.                                             1,560,078   **
     37,000         Bolder Technologies Corp.                                                 457,875   **
     46,900         Computer Products, Inc.                                                   803,163   **
     44,300         Maxim Integrated Products, Inc.                                         2,342,363   **
     39,000         Natural Microsystems Corp.                                                819,000   **
     13,200         Premisys Communications, Inc.                                             117,150   **
     24,400         Sheldahl, Inc                                                             567,300   **
     28,700         SRS Labs, Inc.                                                            265,475   **
     7,800          Ultrak, Inc.                                                               83,850   **
                                                                                          -----------
                      Total Electronics                                                     7,016,254
                                                                                          -----------

                    INFORMATION PROCESSING (7.6%)
     49,400         Aspen Technologies, Inc.                                                1,500,525   **
     19,800         CBT Group, PLC (ADR) (Ireland)                                            962,775   **
     38,300         Citrix Systems, Inc.                                                      572,106   **
     10,600         Computer Horizons Corp.                                                   461,100   **
     31,000         Dendrite International, Inc.                                              259,625   **
     19,600         HNC Software, Inc.                                                        519,400   **
     1,000          I2 Technologies, Inc.                                                      38,000   **
     11,904         Medic Computer Systems, Inc.                                              186,000   **
     5,600          Network Appliance, Inc.                                                   163,100   **
     51,300         Saville Systems, PLC (ADR) (Ireland)                                    2,109,712   **
     44,200         Siebel Systems, Inc.                                                      801,125   **
     10,400         Yahoo!, Inc.                                                              354,900   **
                                                                                          -----------
                      Total Information Processing                                          7,928,368
                                                                                          -----------

                    MACHINERY (0.4%)
     37,200         Daniel Industries, Inc.                                                   474,300
                                                                                          -----------

                    POLLUTION CONTROL (1.5%)
     24,500         Culligan Water Technologies, Inc.                                       1,001,437   **
     22,700         Memtec, Ltd. (ADR) (Australia)                                            524,937
                                                                                          -----------
                      Total Pollution Control                                               1,526,374
                                                                                          -----------
                    TOTAL CAPITAL GOODS (Cost: $27,276,790)                                34,219,590
                                                                                          -----------

                    BASIC MATERIALS (1.5%)
                    TRANSPORTATION (1.5%)
     22,900         Atlas Air, Inc.                                                           629,750   **
     6,200          Eagle USA Airfreight, Inc.                                                124,000   **
     48,000         Wabash National Corp.                                                     858,000
                                                                                          -----------
                    TOTAL BASIC MATERIALS (Cost: $1,324,422)                                1,611,750
                                                                                          -----------

**   Non-income producing.

See accompanying Notes to Financial Statements.

TCW GALILEO SMALL CAP GROWTH FUND

----------------------------------------------

    Number of
     Shares                     EQUITY SECURITIES                                                             Value
   -----------                  -----------------                                                         -------------
                                CREDIT SENSITIVE (5.6%)
                                FINANCIAL SERVICES (2.4%)
     11,300                     First USA Paymentech, Inc.                                                 $    272,612   **
     52,800                     Imperial Credit Industries, Inc.                                                768,900   **
     24,600                     Redwood Trust, Inc.                                                           1,156,200
     9,600                      Sirrom Capital Corp.                                                            298,800
                                                                                                           ------------
                                Total Financial Services                                                      2,496,512
                                                                                                           ------------

                                TELECOMMUNICATIONS (3.2%)
     52,100                     LCI International, Inc.                                                         866,163   **
     44,000                     McLeod, Inc.                                                                    808,500   **
     56,600                     Telco Communications Group, Inc.                                              1,103,700   **
     54,600                     WinStar Communications, Inc.                                                    566,475   **
                                                                                                           ------------
                                Total Telecommunications                                                      3,344,838
                                                                                                           ------------

                                TOTAL CREDIT SENSITIVE (Cost: $6,146,370)                                     5,841,350
                                                                                                           ------------
                                TOTAL COMMON STOCK (Cost: $83,310,952) (95.6%)                               99,845,551
                                                                                                           ------------

                                PREFERRED STOCK
                                ---------------
                                BASIC INDUSTRIES (1.5%)
                                ENERGY AND OIL SERVICES (COST: $1,191,543)(1.5%)
     33,900                     Newpark Resources, Inc.                                                       1,521,263   **
                                                                                                           ------------

                                TOTAL EQUITY SECURITIES (Cost: $84,502,495) (97.1%)                         101,366,814
                                                                                                           ------------

     Principal
     Amount                     SHORT-TERM INVESTMENT (Cost: $3,020,615) (2.9%)
     ---------                  -----------------------------------------------
     $3,020,615                 Bank of New York Depositary Reserve, 4.6%, due 05/01/97                       3,020,615
                                                                                                           ------------

                                TOTAL INVESTMENTS (Cost: $87,523,110) (100.0%)                              104,387,429

                                EXCESS OF OTHER ASSETS OVER LIABILITIES (0.0%)                                    3,413
                                                                                                          -------------
                                NET ASSETS (100%)                                                          $104,390,842
                                                                                                          =============

**   Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW GALILEO ASIA PACIFIC EQUITY FUND

                                                                  April 30, 1997


SCHEDULE OF INVESTMENTS (Unaudited)
-----------------------------------

  Number
 of Shares
or Warrants      EQUITY SECURITIES                                                                        Value
-----------      -----------------                                                                     -----------
                 COMMON STOCK
                 HONG KONG (36.2% of Net Assets)
    122,000      Cheung Kong Holdings, Limited                                                         $ 1,070,852
    192,000      China Light & Power Co., Limited                                                          864,943
    276,000      China Merchants Hai Hong Holdings, Limited                                                295,698
  1,452,000      China Overseas Land & Investment, Limited                                                 819,984
    319,000      China Resources, Limited                                                                  881,181
    265,000      Citic Pacific, Limited                                                                  1,433,246
    136,000      Great Eagle Holdings, Limited                                                             406,397
    910,000      Guangdong Investment, Limited                                                             851,609
    300,000      Guangnan Holdings, Limited                                                                431,774
  1,397,000      Guangzhou Investment Co., Limited                                                         662,696
     63,000      GZI Transport, Limited                                                                     37,814
     12,600      GZI Transport Limited, Warrants, expire 01/29/99                                            2,017   **
    285,600      Hong Kong Telecommunications, Limited                                                     490,310
     55,737      HSBC Holdings Public, Limited                                                           1,410,134
    186,000      Hutchison Whampoa, Limited                                                              1,380,517
    213,000      Hysan Development Co., Limited                                                            588,375
    301,000      Min Xin Holdings, Limited                                                                 185,524
    166,000      New World Development Co., Limited                                                        957,804
    204,000      Shanghai Industrial Holdings, Limited                                                   1,148,094
    798,000      Shum Yip Investment, Limited                                                              566,535
     88,000      Sun Hung Kai Properties, Limited                                                          954,165
    124,000      Wheelock & Co., Limited                                                                   257,696
                                                                                                       -----------
                 TOTAL HONG KONG (Cost: $11,527,015)                                                    15,697,365
                                                                                                       -----------

                 INDIA (5.7%)
     23,600      BSES, Limited (144A) (GDR)                                                                548,700   *
     10,500      Indian Hotels (ADR)                                                                       244,125
     22,000      Mahindra & Mahindra (144A) (GDR)                                                          264,000   *
     25,600      State Bank of India (144A) (GDR)                                                          620,800   *
     25,000      Tata Engineering & Locomotive (144A) (GDR)                                                300,000   *
     24,900      Videsh Sancher Nigam, Limited (144A) (GDR)                                                479,325   *
                                                                                                       -----------
                 TOTAL INDIA (Cost: $1,990,712)                                                          2,456,950
                                                                                                       -----------

*    Restricted security. (See Note 6)
**   Non-income producing.
See accompanying Notes to Financial Statements.

TCW GALILEO ASIA PACIFIC EQUITY FUND

-----------------------------------------------

     Number of
     Shares or
     Warrants                   EQUITY SECURITIES                                                                   Value
     ---------                  -----------------                                                                  --------
                                INDONESIA (6.6%)
       152,000                  Astra International (Foreign Registered)                                         $  556,479
     1,315,094                  PT Bank International Indonesia (Foreign Registered)                                946,695
       111,384                  PT Bank International Indonesia (Foreign Registered),
                                  Warrants, expire 01/17/00                                                          35,509   **
       355,000                  PT Bank Negara Indonesia (ADR)                                                      197,140
       209,000                  PT London Sumatra Indonesia (Foreign Registered)                                    541,629
       160,000                  PT Ramayana Lestari Sentosa (Foreign Registered)                                    388,318
         7,380                  Telekomunikasi Indonesia (ADR)                                                      210,330
                                                                                                                 ----------
                                TOTAL INDONESIA (Cost: $2,600,008)                                                2,876,100
                                                                                                                 ----------
                                MALAYSIA (19.2%)
       143,000                  Amway Malaysia Berhad                                                               916,886
       114,000                  Commerce Asset Holdings Berhad                                                      681,004
       178,000                  DCB Holding Berhad                                                                  577,738
       117,000                  Gadek Berhad                                                                        731,541
        47,000                  Gadek Berhad, Warrants, expire 12/19/00                                             112,306   **
       400,000                  Industrial Oxygen, Inc. Berhad                                                      497,013
       315,000                  Larut Consolidated Berhad                                                           329,928
       155,000                  Malakoff Berhad                                                                     617,284
       122,000                  Malaysian Pacific Industries Berhad                                                 485,862
       150,000                  Nam Fatt Berhad                                                                     391,278
        53,000                  New Straits Times Press Berhad                                                      295,500
       334,000                  Public Finance Berhad (Foreign Registered)                                          532,059
       200,000                  Sime Darby Berhad                                                                   617,284
       186,000                  Tenaga Nasional Berhad                                                              859,259
       100,180                  United Engineers Malaysia Berhad                                                    710,157
                                                                                                                 ----------
                                TOTAL MALAYSIA (Cost: $7,778,490)                                                 8,355,099
                                                                                                                 ----------
                                PHILIPPINES (3.0%)
        42,700                  Bank of Philippine Islands                                                          229,761
        3,156                   Far East Bank & Trust Co.                                                            10,046
        34,810                  Manila Electric Co.                                                                 216,326
        25,500                  Philipine Commerce International Bank                                               314,039
        16,275                  Philippine National Bank                                                            106,691
     1,569,000                  SM Prime Holdings                                                                   410,235
                                                                                                                 ----------
                                TOTAL PHILIPPINES (Cost: $1,350,486)                                              1,287,098
                                                                                                                 ----------

**   Non-income producing.
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                  April 30, 1997

     Number of
     Shares         EQUITY SECURITIES                                                          Value
     ---------      -----------------                                                        -----------
                    SINGAPORE (11.5%)
     80,000         City Development, Limited                                                $   646,186
     60,000         Development Bank of Singapore, Limited (Foreign Registered)                  712,461
     60,000         Far East Levingston Shipbuilding, Limited                                    187,228
     70,000         Fraser & Neave, Limited                                                      507,421
     110,000        Keppel Corp., Limited                                                        478,426
     114,000        Orchard Parade Holding, Limted                                               261,291
     135,000        Singapore Land, Limited                                                      629,099
     77,000         United Overseas Bank, Limited (Foreign Registered)                           722,955
     321,000        Wing Tai Holdings, Limited                                                   828,816
                                                                                             -----------
                    TOTAL SINGAPORE (Cost: $5,640,887)                                         4,973,883
                                                                                             -----------

                    SOUTH KOREA (2.3%)
     28,428         Hyundai Engineering & Construction (GDR)                                      99,498
     1,639          Hyundai Engineering & Construction (New GDR)                                  14,751
     13,800         Korea Electric Power Corp. (ADR)                                             234,600
     57,000         Korea Exchange Bank                                                          367,248
     11,000         Pohang Iron & Steel Co., Limited (ADR)                                       265,376
                                                                                             -----------
                    TOTAL SOUTH KOREA (Cost: $1,701,600)                                         981,473
                                                                                             -----------

                    TAIWAN (5.7%)
     54,000         Acer, Inc., Limited (GDR)                                                    702,000
     8,200          China Steel, Limited (GDR)                                                   190,650
     104,395        The Taiwan Index Fund, Limited                                             1,592,024
                                                                                             -----------
                    TOTAL TAIWAN (Cost: $1,832,639)                                            2,484,674
                                                                                             -----------

                    THAILAND (3.6%)
     57,000         Bangkok Bank, Public Company, Limited (Foreign Registered)                   527,697
     226,100        Electricity Generating, Public Company, Limited (Foreign Registered)         605,471
     187,800        National Finance Public Company, Limited (Foreign Registered)                231,696
     102,600        Phatra Thanakit, Public Company, Limited (Foreign Registered)                198,214
                                                                                             -----------
                    TOTAL THAILAND (Cost: $2,197,642)                                          1,563,078
                                                                                             -----------

                    TOTAL COMMON STOCK (Cost: $36,619,479) (93.8%)                            40,675,720
                                                                                             -----------

See accompanying Notes to Financial Statements.

TCW GALILEO ASIA PACIFIC EQUITY FUND

----------------------------------------------

    Number
  of Shares              PREFERRED STOCK                                                          Value
-------------            ---------------                                                     ------------
                         SOUTH KOREA (Cost: $601,931) (1.2%)
     6,730               Samsung Electronics Co., Limited, Non-Voting, Preferred (GDR)       $    541,350
                                                                                             ------------

                         TOTAL EQUITY SECURITIES (Cost: $37,221,410) (95.0%)                   41,217,070
                                                                                             ------------

    Principal
     Amount              CONVERTIBLE SECURITIES
 -------------           ----------------------
                         TAIWAN (3.0%)
  $184,000               Far East Department Stores, Limited, (144A), Convertible Bond, 3%,
                           due 07/06/02                                                           204,700 *
   511,000               United Microelectric Corp., Limited, (144A), Convertible Bond,
                           1.25%, due 08/06/04                                                  1,098,650 *
                                                                                             ------------

                         TOTAL CONVERTIBLE SECURITIES (Cost: $841,202) (3.0%)                   1,303,350
                                                                                             ------------
                         SHORT-TERM INVESTMENT (Cost: $418,633) (1.0%)
                         --------------------------------------------
   418,633               Bank of New York Depositary Reserve, 4.6%, due 05/01/97                  418,633
                                                                                             ------------
                         TOTAL INVESTMENTS (Cost: $38,481,245) (99.0%)                         42,939,053

                         EXCESS OF OTHER ASSETS OVER LIABILITIES (1.0%)                           429,590
                                                                                             ------------
                         NET ASSETS (100%)                                                   $ 43,368,643
                                                                                             ============

*    Restricted security. (See Note 6)

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.


TCW GALILEO EMERGING MARKETS FUND

                                                                  April 30, 1997

SCHEDULE OF INVESTMENTS (Unaudited)
----------------------------------

   Number
  of Shares                   EQUITY SECURITIES                                                                 Value
-------------                 -----------------                                                               ---------
                              COMMON STOCK
                              ------------
                               ARGENTINA (5.2% of Net Assets)
    8,279                      Banco de Galicia y Buenos Aires, S.A. (ADR)                                      $  201,413
    6,716                      Banco Frances del Rio de la Plata, S.A. (ADR)                                       203,999
    6,800                      Capex, S.A., Series A                                                                67,329
  105,263                      Compania Naviera Perez Companc S.A.C.F.I.M.F.A., Series B                           853,802
    3,100                      Disco, S.A. (ADR)                                                                    96,100
   38,339                      IRSA Inversiones y Representaciones, S.A.                                           134,972
   85,667                      Molinos Rio de la Plata, S.A., Series B                                             319,583
  119,600                      Siderca, S.A., Series A                                                             251,195
    4,200                      Telecom Argentina STET-France Telecom, S.A., Series B (ADR)                         210,000
   13,400                      Telefonica de Argentina Sociedad Anonima,   Series B (ADR)                          445,550
   17,336                      Yacimientos Petroliferos Fiscales Sociedad del Estado, Series D (ADR)               478,907
                                                                                                             -------------
                               TOTAL ARGENTINA (Cost: $2,497,320)                                                3,262,850
                                                                                                             -------------
                               BRAZIL (2.5%)
1,654,373                      CENTRAIS ELETRICAS BRASILEIRAS, S.A.  (ELETROBRAS)                                  748,240
  872,000                      Light Participacoes, S.A.                                                           277,958   **
4,800,000                      Telecomunicacoes Brasileiras, S.A. (TELEBRAS)                                       516,784
  165,883                      Telecomunicacoes de Sao Paulo, S.A. (TELESP)                                         45,936
                                                                                                             -------------
                               TOTAL BRAZIL (Cost: $847,873)                                                     1,588,918
                                                                                                             -------------
                               CHILE (5.6%)
   10,200                      Banco BHIF (ADR)                                                                    204,000
   11,600                      Banco Santander Chile  (ADR)                                                        185,600
    5,000                      Chilgener, S.A. (ADR)                                                               142,500
   23,797                      Compania de Telecomunicaciones de Chile,  S.A., Series A (ADR)                      770,428
   10,260                      Embotelladora Andina, S.A. (ADR)                                                    201,353
   12,160                      Embotelladora Andina, S.A., Series B (ADR)                                          243,200
   10,440                      Enersis, S.A. (ADR)                                                                 328,860
    9,441                      Genesis Chile Fund, Limited                                                         431,926
   10,000                      Madeco, S.A. (ADR)                                                                  273,750
    4,550                      Santa Isabel, S.A. (ADR)                                                            110,906
    5,080                      Sociedad Quimica y Minera de Chile, S.A.,  Series B  (ADR)                          300,990
  104,000                      The Five Arrows Chile Investment Trust,  Limited                                    335,400
                                                                                                             -------------
                               TOTAL CHILE (Cost: $3,050,382)                                                    3,528,913
                                                                                                             -------------
                               COLOMBIA (2.1%)
   13,900                      Almacenes Exito, S.A.                                                                44,516
   29,146                      Banco de Bogota                                                                     176,890
    9,150                      Banco Industrial Colombiano (ADS)                                                   165,844
   10,600                      Cementos Diamante, S.A. (144A) (ADR)                                                168,275   *
   29,300                      Compania de Cemento Argos, S.A.                                                     238,367
   22,770                      Compania Nacional de Chocolates, S.A.                                               201,975
   12,900                      Compania Suramericana de Seguros, S.A.                                              317,261
                                                                                                             -------------
                               TOTAL COLOMBIA (Cost: $1,346,047)                                                 1,313,128
                                                                                                             -------------

*    Restricted security. (See Note 6)

**   Non-income producing.

See accompanying Notes to Financial Statements.

TCW GALILEO EMERGING MARKETS FUND

---------------------------------------------

  Number of
  Shares or
   Warrants           EQUITY SECURITIES                                                                 Value
------------          -----------------                                                             ------------
                      CZECH REPUBLIC (0.7%)
    4,150             Komereni Banka (144A) (GDR)                                                    $  107,900 *
      968             SPT Telekom                                                                       102,197
      970             Tabak A.S.                                                                        251,512
                                                                                                  -------------
                      TOTAL CZECH REPUBLIC (Cost: $467,630)                                             461,609
                                                                                                  -------------
                      EGYPT (COST: $358,125) (0.5%)
   15,000             Commercial International Bank (144A) (GDR)                                        337,500 *
                                                                                                  -------------
                      HONG KONG (3.0%)
   32,000             Cheung Kong Holdings, Limited                                                     280,879
  191,000             China Merchants Hai Hong Holdings, Limited                                        204,631
  282,000             Guangnan Holdings, Limited                                                        405,868
  666,000             Guangzhou Investment Co., Limited                                                 315,931
  121,000             Shanghai Industrial Holdings, Limited                                             680,977
                                                                                                  -------------
                      TOTAL HONG KONG (Cost: $1,219,574)                                              1,888,286
                                                                                                  -------------
                      HUNGARY (1.0%)
    4,400             Borsodchem (144A) (GDR)                                                           159,500 *
    2,908             Egis                                                                              184,807
    3,940             Gedeon Richter (144A)                                                             292,348 *
                                                                                                  -------------
                      TOTAL HUNGARY (Cost: $540,936)                                                    636,655
                                                                                                  -------------
                      INDIA (5.9%)
   33,900             BSES, Limited (144A) (GDR)                                                        788,175 *
   18,500             Hindalco Industries, Limited (144A) (GDR)                                         592,000 *
   16,000             Mahindra & Mahindra (144A) (GDR)                                                  192,000 *
   14,000             Ranbaxy Laboratories, Limited (144A) (GDR)                                        339,500 *
   43,600             State Bank of India (144A) (GDR)                                                1,057,300 *
   17,000             Tata Engineering & Locomotive (144A) (GDR)                                        204,000 *
   27,500             Videsh Sanchar Nigam, Limited (144A) (GDR)                                        529,375 *
                                                                                                  -------------
                      TOTAL INDIA (Cost: $2,836,661)                                                  3,702,350
                                                                                                  -------------
                      INDONESIA (4.7%)
1,631,026             PT Bank International Indonesia (Foreign Registered)                            1,174,124
  126,224             PT Bank International Indonesia (Foreign Registered),
                        Warrants, expire 01/17/00                                                        40,240   **
  140,000             PT Gudang Garam (Foreign Registered)                                              587,412
  123,000             PT London Sumatra Indonesia (Foreign Registered)                                  318,758
  204,000             PT Ramayana Lestari Sentosa (Foreign Registered)                                  495,105
  242,000             PT Telekomunikasi Indonesia                                                       350,905
                                                                                                  -------------
                      TOTAL INDONESIA (Cost: $2,538,983)                                              2,966,544
                                                                                                  -------------
                      IRELAND (COST: $275,000) (0.4%)
   27,500             Central Asia Investment Co., Limited                                              240,625
                                                                                                  -------------

*    Restricted security. (See Note 6)

**   Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.


                                                                  April 30, 1997
  Number of
  Shares or
  Warrants       EQUITY SECURITIES                                                Value
------------     -----------------                                             ----------
                 LATIN AMERICAN REGIONAL (Cost: $163,690) (0.4%)
         8,220   Panamerican Beverages, Inc. (ADR)                            $   238,380
                                                                              -----------

                 MALAYSIA (11.9%)
       136,000   Commerce Asset Holdings Berhad                                   812,425
       253,000   DCB Holdings Berhad                                              821,167
        38,000   Edaran Otomobil Berhad                                           358,662
       126,000   Gadek Berhad                                                     787,814
        69,000   Gadek Berhad, Warrants, expire 12/19/00                          164,875   **
       423,000   Hicom Holdings Berhad                                            934,946
        73,250   Hicom Holdings Berhad, Warrants, expire 12/18/00                  74,096   **
       379,000   Industrial Oxygen, Inc. Berhad                                   470,920
       138,000   Kulim Berhad                                                     277,539
       388,000   Larut Consolidated Berhad                                        406,388
        78,000   New Straits Times Press Berhad                                   434,887
       199,000   Tenaga Nasional Berhad                                           919,315
       146,000   United Engineers Malaysia Berhad                               1,034,965
                                                                              -----------
                 TOTAL MALAYSIA (Cost: $7,692,240)                              7,497,999
                                                                              -----------

                 MEXICO (10.9%)
       117,683   Alfa, S.A. De C.V., Series A                                     645,244
        40,600   Apasco, S.A.de C.V.                                              240,986
       151,300   Cemex, S.A. de C.V., Series B                                    553,676
        48,653   Cifra, S.A. de C.V., Series A                                     73,420
       397,800   Cifra, S.A. de C.V., Series C                                    610,307
        37,900   DESC, S.A. de C.V., Series B                                     247,837
        12,200   Empresas ICA Sociedad Controladora, S.A. de C.V. (ADR)           181,475
        10,500   Empresas La Moderna, S.A. de C.V. (ADR)                          217,875
        49,600   Fomento Economica Mexicano, S.A. de C.V., Series B               233,903
        74,600   Grupo Carso, S.A. De C.V.,  Series A1                            430,601   **
        63,000   Grupo Cementos de Chihuahua, S.A. de C.V., Series B               60,687
        82,891   Grupo Financiero Inbursa, S.A. de C.V., Series B                 283,530
        43,700   Grupo Industrial Bimbo, S.A. de C.V., Series A                   274,774
        33,900   Grupo Modelo, S.A. de C.V., Series C                             205,480
        11,960   Grupo Televisa, S.A. de C.V. (ADR)                               276,575   **
        42,200   Jugos del Valle, S.A. de C.V., Series B                           65,062   **
       163,500   Kimberly-Clark de Mexico, S.A. de C.V., Series A                 606,546
        32,145   Telefonos de Mexico, S.A. de C.V. (ADR)                        1,325,981
        19,150   Tubos de Acero de Mexico, S.A. de C.V. (ADR)                     313,581   **
                                                                              -----------
                 TOTAL MEXICO (Cost: $6,007,346)                                6,847,540
                                                                              -----------
                 PERU (3.1%)
       115,602   Cementos Lima, S.A., Class T                                     212,312
       245,731   Cerveceria Backus y Johnston, S.A., Class T                      213,679
        24,158   Compania de Minas Buenaventura, S. A.                            226,821
         4,600   Compania de Minas Buenaventura, S. A. (ADR)                      100,050
         4,936   Compania de Minas Buenaventura, S. A., Series B                   53,467

**   Non-income producing.

See accompanying Notes to Financial Statements.

TCW GALILEO EMERGING MARKETS FUND

---------------------------------------------

      Number
    of Shares      EQUITY SECURITIES                                                           Value
--------------     -----------------                                                        -----------
                   PERU (Continued)
     16,156        Credicorp, Ltd. (ADR)                                                     $  339,268
     12,000        Telefonica del Peru, S.A. (ADR)                                              288,000
    227,056        Telefonica del Peru, S.A., Class B                                           546,364
                                                                                            -----------
                   TOTAL PERU (Cost: $1,547,124)                                              1,979,961
                                                                                            -----------
                   PHILIPPINES (2.6%)
     94,700        Bank of the Philippine Islands                                               509,564
  1,318,000        HI Cement                                                                    439,500
     63,300        Manila Electric Co.                                                          393,376
  1,393,000        Solid Group, Inc.                                                            295,597
                                                                                            -----------
                   TOTAL PHILIPPINES (Cost: $1,865,780)                                       1,638,037
                                                                                            -----------
                   POLAND (3.4%)
     13,491        Bank Rozwoju Eksportu, S.A.                                                  321,925
      1,580        International Trading & Investments Holdings, S.A.                           308,100
     45,343        Electrim Spolka Akcyjna, S.A.                                                406,998
     90,905        Mostostal - Export, S.A.                                                     376,377
     16,623        Powszechne Swiadectwo Udzialowe                                              722,396
                                                                                            -----------
                   TOTAL POLAND (Cost: $2,279,330)                                            2,135,796
                                                                                            -----------
                   PORTUGAL (2.1%)
     24,079        Corticeira Amorim                                                            234,711
     18,600        Espirito Santo Financial Holding, S.A. (ADR)                                 316,200
      9,700        Portugal Telecom                                                             357,286
     15,650        Soares da Costa                                                              124,649
      8,800        Sonae Investments - Sociedade Gestora de Participacoes
                     Sociais, S.A.                                                              289,218
                                                                                            -----------
                   TOTAL PORTUGAL (Cost: $1,276,206)                                          1,322,064
                                                                                            -----------
                   RUSSIA (3.0%)
     13,406        AO Mosenergo Joint Stock Co. (144A)(ADR)                                     522,834   *
      8,008        Lukoil Holdings (144A)(ADR)                                                  453,453   *
          8        Megionneftegaz (144A)(RDC)                                                   424,800   *
         13        Rostelecom (144A)(RDC)                                                       492,700   *
                                                                                            -----------
                   TOTAL RUSSIA (Cost: $1,311,848)                                            1,893,787
                                                                                            -----------
                   SOUTH AFRICA (Cost: 100,840) (0.2%)
      7,500        Johnnies Industrial Corp., Limited                                           100,770
                                                                                            -----------

*    Restricted security. (See Note 6)

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.


                                                                  April 30, 1997

     Number of
     Shares                     EQUITY SECURITIES                                                Value
-----------------               -----------------                                            ------------
                                SOUTH KOREA (2.9%)
     39,800                     Korea Electric Power Corp. (New ADR)                         $   676,600
     38,000                     Korea Exchange Bank                                              244,832
     35,200                     Pohang Iron & Steel Co., Limited (ADR)                           849,200
        670                     Samsung Electronics Co., Limited                                  53,894
                                                                                             -----------
                                TOTAL SOUTH KOREA (Cost: $2,317,122)                           1,824,526
                                                                                             -----------
                                TAIWAN (5.0%)
     45,400                     Acer, Inc., Limited                                              590,200
     15,375                     China Steel, Limited                                             357,469
    100,600                     ROC  Taiwan Fund, Limited                                      1,295,225
     58,900                     The Taiwan Index Fund, Limited                                   898,225
                                                                                             -----------
                                TOTAL TAIWAN (Cost: $2,543,071)                                3,141,119
                                                                                             -----------
                                TURKEY (1.2%)
  1,856,000                     Akcansa Cimento A.S.                                             242,861
  1,431,257                     Arcelik A.S.                                                     171,455
    457,000                     Kordsa Kord Bezi Sanayi Ve Ticaret A.S.                          168,448
  3,712,121                     Sasa Sun I Ve Senetik Ejyaf                                      164,193
                                                                                             -----------
                                TOTAL TURKEY (Cost: $816,229)                                    746,957
                                                                                             -----------
                                VENEZUELA (4.1%)
  1,322,500                     C.A. La Electricdad de Caracas, S.A.C.A.                       1,432,548
     37,550                     Compania Anonima Nacional Telefonos de Venezuela               1,126,500 **
                                                                                             -----------
                                TOTAL VENEZUELA (Cost: $2,456,075)                             2,559,048
                                                                                             -----------
                                VIETNAM (Cost: $343,850)(0.4%)
     29,900                     Lazard Vietnam Fund, Limited (Preference Shares)                 284,050
                                                                                             -----------
                                TOTAL COMMON STOCK (Cost: $46,699,282)(82.8%)                 52,137,412
                                                                                             -----------
                                PREFERRED STOCK
                                ---------------
                                BRAZIL (14.6%)
 33,488,282                     Banco Bradesco, S.A.                                             277,101
    456,500                     Banco Itau, S.A.                                                 246,815
    270,000                     Brasmotor, S.A.                                                   64,739
    906,289                     CENTRAIS ELETRICAS BRASILEIRAS, S.A. (ELETROBRAS), Series B      422,679
    523,677                     Companhia Cervejaria Brahma                                      356,258
    354,000                     COMPANHIA DE TECIDOS NORTE DE MINAS (COTEMINAS)                  148,457
     10,325                     COMPANHIA ENERGETICA DE MINAS GERIAS (CEMIG)(ADR)                467,852
  6,700,000                     Companhia Paranaense de Energia (COPEL), Series B                104,264 **
    191,554                     Compania Riograndense de Telecomunicacoes                        252,073
     22,058                     Companhia Vale do Rio Doce                                       562,080
    584,000                     Itausa - Investimentos Itau, S.A.                                494,217


**   Non-income producing.

See accompanying Notes to Financial Statements.

TCW GALILEO EMERGING MARKETS FUND

----------------------------------------------

      Number
    of Shares             PREFERRED STOCK                                                      Value
---------------          ----------------                                                  --------------
                         BRAZIL (Continued)
     6,021,000           Petroleo Brasileiro, S.A.  (PETROBRAS)                             $ 1,265,344
    20,467,492           Telecomunicacoes Brasileiras, S.A.  (TELEBRAS)                       2,347,748
        11,680           Telecomunicacoes Brasileiras, S.A. (TELEBRAS) (ADR)                  1,340,280
     1,751,700           Telecomunicacoes de Sao Paulo, S.A.  (TELESP)                          497,427
   273,000,000           Usinas Siderurgicas de Minas Gerais, S.A. (USIMINAS)                   323,441
                                                                                            -----------
                         TOTAL PREFERRED STOCK (Cost: $5,535,329)                             9,170,775
                                                                                            -----------
                         TOTAL EQUITY SECURITIES (Cost: $52,234,611)(97.4%)                  61,308,187
                                                                                            -----------

     Principal
     Amount              CONVERTIBLE SECURITIES
 --------------          ----------------------
                         PHILIPPINES (Cost: $341,000) (0.4%)
      $350,000           Bacnotan Consolidated Industries Inc., Convertible Bond, 5.5%,
                           due 06/21/04                                                         259,000
                                                                                            -----------
                         TAIWAN (Cost: $226,625)(0.6%)
       265,000           United Microelectric Corp., Limited, (144A), Convertible Bond,
                           1.25%, due 08/06/04                                                  376,250 *
                                                                                            -----------
                         TOTAL CONVERTIBLE SECURITIES (Cost: $567,625) (1.0%)                   635,250
                                                                                            -----------
                         SHORT-TERM INVESTMENT (Cost: $477,277)(0.8%)
                         --------------------------------------------
       477,277           Bank of New York Depositary Reserve, 4.6%, due 05/01/97                477,277
                                                                                            -----------
                         TOTAL INVESTMENTS (Cost: $53,279,513)(99.2%)                        62,420,714

                         EXCESS OF OTHER ASSETS OVER LIABILITIES (0.8%)                         516,611
                                                                                            -----------
                         NET ASSETS (100%)                                                  $62,937,325
                                                                                            ===========

*    Restricted security. (See Note 6)

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
TCW Galileo Latin America Equity Fund

                                                                  April 30, 1997

SCHEDULE OF INVESTMENTS (Unaudited)
-----------------------------------

     Number
   of Shares          EQUITY SECURITIES                                                        Value
-------------         -----------------                                                    ------------
                      COMMON STOCK
                      ARGENTINA (11.0% of Net Assets)
     194,300          Astra Compania Argentina de Petroleo, S.A.                             $  336,186
      19,826          Banco Frances del Rio de la Plata, S.A. (ADR)                             602,215
      19,297          Banco de Galicia y Buenos Aires, S.A. (ADR)                               469,460
      24,400          Capex, S.A. Class A                                                       241,594
     369,088          Compania Naviera Perez Companc, S.A.C.I.F.M.F.A., Series B              2,993,723
      16,600          Disco, S.A. (ADR)                                                         514,600
      54,803          IRSA Inversiones Y Representaciones, S.A.                                 192,934
     131,316          Molinos Rio de la Plata, S.A., Series B                                   489,877
     303,600          Siderca, S.A., Series A                                                   637,649
      19,400          Telecom Argentina STET - France Telecom, S.A., Series B                    96,042
       5,225          Telecom Argentina STET - France Telecom, S.A., Series B (ADR              261,250
      23,540          Telefonica de Argentina, Sociedad Anonima, Series B (ADR)                 782,705
      52,870          Yacimientos Petroliferos Fiscales Sociedad
                        del Estado, Series D (ADR)                                            1,460,534
                                                                                            -----------
                      TOTAL ARGENTINA (Cost: $6,377,999)                                      9,078,769
                                                                                            -----------
                      BRAZIL (3.1%)
   3,035,033          CENTRAIS ELETRICAS BRASILEIRAS, S.A. (ELETROBRAS)                       1,372,685
   2,057,900          Light Participacoes, S.A.                                                 655,974 **
   5,200,000          Telecomunicacoes Brasileiras, S.A. (TELEBRAS)                             559,850

                                                                                            -----------
                      TOTAL BRAZIL (Cost: $1,580,037)                                         2,588,509
                                                                                            -----------
                      CHILE (10.0%)
      12,960          Banco BHIF (ADR)                                                          259,200
      24,200          Banco Santander  Chile (ADR)                                              387,200
      11,240          Chilgener, S.A. (ADR)                                                     320,340
      26,700          Compania de Telecomunicaciones de Chile, S.A., Series A (ADR)             864,413
      30,500          Embotelladora Andina, S.A. (ADR)                                          610,000
      30,500          Embotelladora Andina, S.A., Series B (ADR)                                598,563
      24,962          Enersis, S.A. (ADR)                                                       786,303
      20,587          Genesis Chile Fund, Limited                                               941,855
      24,700          Madeco, S.A. (ADR)                                                        676,163
      22,275          Santa Isabel, S.A.  (ADR)                                                 542,953
      12,370          Sociedad Quimica Y Minera de Chile, S.A., Series B (ADR)                  732,923
     458,000          The Five Arrows Chile Investment Trust, Limited                         1,477,048
                                                                                            -----------
                      TOTAL CHILE (Cost: $7,328,985)                                          8,196,961
                                                                                            -----------
                      COLOMBIA (3.1%)
      48,000          Almacenes Exito, S.A.                                                     483,014
      79,585          Banco de Bogota                                                           305,769
      16,870          Banco Industrial Colombiano  (ADS)                                        300,038
      18,900          Cementos Diamante, S.A. (144A) (ADS)                                      325,644 *

*  Restricted security. (See Note 6)

**  Non-income producing.

See accompanying Notes to Financial Statements.

TCW Galileo Latin America Equity Fund

-----------------------------------------------

   Number of
    Shares         EQUITY SECURITIES                                                                 Value
-----------        -----------------                                                           ------------------
                   COLOMBIA (Continued)
      40,028       Compania de Cemento Argos, S.A.                                              $      362,419
      40,858       Compania Nacional de Chocolates, S.A.                                               153,725
      26,800       Compania Suramericana de Seguros, S.A.                                              659,115
                                                                                                 -------------
                   TOTAL COLOMBIA (Cost: $2,791,660)                                                 2,589,724
                                                                                                 -------------
                   MEXICO (27.0%)
      98,500       Apasco, S.A. de C.V.                                                                584,658
     489,500       Cemex, S.A. de C.V., Series B                                                     1,791,304
     142,321       Cifra, S.A. de C.V., Series A                                                       214,770
   1,163,640       Cifra, S.A. de C.V., Series C                                                     1,785,263
      51,030       Corporacion Geo, S.A. de C.V., Series B                                             237,438     **
      13,290       Corporacion Industrial San Luis, S.A. de C.V.                                        76,712
     125,900       DESC, S.A. de C.V., Series B                                                        823,290
      38,200       Empresas ICA Sociedad Controladora, S.A. de C.V. (ADR)                              568,225
      39,100       Empresas La Moderna, S.A. de C.V. (ADR)                                             811,325
     126,900       Fomento Economico Mexicano, S.A. de C.V., Series B                                  598,434
     277,000       Grupo Carso, S.A. de C.V., Series A1                                              1,598,881     **
     144,100       Grupo Cementos de Chihuahua, S.A. de C.V., Series B                                 138,809
     266,239       Grupo Financiero Inbursa, S.A. de C.V., Series B                                    910,677
     386,990       Alfa, S.A. de C.V., Series A                                                      2,121,825
     126,100       Grupo Industrial Bimbo, S.A. de C.V., Series A                                      792,882
       9,858       Grupo Industrial Maseca, S.A. de C.V. (ADR)                                         145,406
      93,000       Grupo Modelo, S.A. de C.V., Series C                                                563,707
      39,540       Grupo Televisa, S.A. de C.V. (ADR)                                                  914,363     **
     134,700       Jugos Del Valle, S.A. de C.V., Series B                                             207,674     **
     529,500       Kimberly-Clark de Mexico, S.A. de C.V., Series A                                  1,964,317
     104,045       Telefonos de Mexico, S.A. de C.V. (ADR)                                           4,291,856
      66,182       Tubos de Acero de Mexico, S.A. de C.V. (ADR)                                      1,083,730     **
                                                                                                 -------------
                   TOTAL MEXICO (Cost: $18,459,013)                                                 22,225,546
                                                                                                 -------------

                   LATIN AMERICA REGIONAL (Cost: $677,848) (1.1%)
      29,700       Panamerican Beverages, Inc. (ADR)                                                   861,300
                                                                                                 -------------
                   PERU (4.7%)
     263,000       Cementos Lima, S.A., Class T                                                        483,021
     426,449       Cerveceria Backus y Johnston, S.A., Class T                                         370,825
      46,646       Compania de Minas Buenaventura, S.A.                                                437,962
      11,400       Compania de Minas Buenaventura, S.A. (ADR)                                          247,950
      11,661       Compania de Minas Buenaventura, S.A., Series B                                      126,313
     503,153       Telefonica del Peru, S.A., Series B                                                 787,878
      37,518       Credicorp, Ltd. (ADR)                                                             1,210,735
       9,100       Telefonica del Peru, S.A., (ADR)                                                    218,400
                                                                                                 -------------
                   TOTAL PERU (Cost: $2,990,848)                                                     3,883,084
                                                                                                 -------------

**   Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                  April 30, 1997


      Number
    of Shares                   EQUITY SECURITIES                                                            Value
-----------------               -----------------                                                        ------------
                                VENEZUELA (3.0%)
     1,136,855                  C.A. La Eletricidad de Caracas, S.A.C.A.                                 $ 1,231,455
        22,850                  Compania Anonima Nacional Telefonos de Venezuela                             685,500    **
        42,700                  Mavesa (ADR)                                                                 293,563
        80,800                  Siderurgica Venezolana Sivensa, Saica S.A.C.A. (ADR)                         238,360
         2,509                  Siderurgica Venezolana Sivensa, Saica S.A.C.A., Series B (144A) (ADR)          6,900    * **
                                                                                                       -------------
                                TOTAL VENEZUELA (Cost: $ 2,111,671)                                        2,455,778
                                                                                                       -------------
                                TOTAL COMMON STOCK (Cost: $42,318,061) (63.0%)                            51,879,671
                                                                                                       -------------

                                PREFERRED STOCK
                                ---------------
                                BRAZIL (34.5%)
   102,631,638                  Banco Bradesco, S.A.                                                         849,232
     1,203,700                  Banco Itau, S.A.                                                             650,802
     1,707,000                  Brasmotor, S.A.                                                              409,295
     4,094,180                  CENTRAIS ELECTRICAS BRASILEIRAS, S.A. (ELETROBRAS), Series B               1,909,462
     2,363,784                  Companhia Cervejaria Brahma                                                1,608,084
     1,721,000                  Companhia Cimento Portland Itau                                              606,841
       827,400                  Companhia de Tecidos Norte de Minas, S.A. (COTEMINAS)                        346,987
        10,237                  COMPANHIA ENERGETICA DE MINAS GERAIS (CEMIG) (144A) (ADR)                    463,864    *
        25,500                  COMPANHIA ENERGETICA DE MINAS GERAIS (CEMIG) (ADR)                         1,155,469
    15,800,000                  Companhia Paranaense de Energia  (COPEL), Series B                           245,877    **
        72,842                  Companhia Vale do Rio Doce                                                 1,856,153
       325,000                  Dixie Toga                                                                   244,476
       244,000                  Industrias Klabin de Papel e Celulose, S.A.                                  252,374
     1,308,000                  Itausa - Investimentos Itau, S.A.                                          1,106,911
    15,588,000                  Petroleo Brasiliero, S.A. (PETROBRAS)                                      3,275,898
    46,185,257                  Telecomunicacoes Brasileiras, S.A. (TELEBRAS)                              5,297,733
        53,625                  Telecomunicacoes Brasileiras, S.A. (TELEBRAS) (ADR)                        6,153,469
     5,803,800                  Telecomunicacoes de Sao Paulo, S.A. (TELESP)                               1,648,094
    72,000,000                  Usinas Siderurgicas de Minas Gerais, S.A. (USIMINAS)                         322,257
                                                                                                       -------------
                                TOTAL PREFERRED STOCK (Cost: $16,489,865)                                 28,403,278
                                                                                                       -------------
                                TOTAL EQUITY SECURITIES (Cost: $58,807,926) (97.5%)                       80,282,949
                                                                                                       -------------
    Principal
     Amount                     SHORT-TERM INVESTMENT (Cost: $1,668,403) (2.0%)
 -------------                  ----------------------------------------------
     $1,668,403                 Bank of New York Depositary Reserve, 4.6%, due 05/01/97                    1,668,403

                                TOTAL INVESTMENTS (Cost: $60,476,329) (99.5%)                             81,951,352

                                EXCESS OF OTHER ASSETS OVER LIABILITIES (0.5%)                               393,761
                                                                                                       -------------
                                NET ASSETS (100%)                                                        $82,345,113
                                                                                                       =============

*    Restricted security. (See Note 6)

**   Non-income producing.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)


                                                                       TCW GALILEO    TCW GALILEO
                                                                       MONEY MARKET    CORE FIXED
                                                                           FUND       INCOME FUND
                                                                       ------------   -----------
ASSETS

     Investments, at Value (1)                                         $    282,648    $   21,185
     Receivables for Fund Shares Sold                                             -             -
     Receivables for Securities Sold                                              -             -
     Accrued Interest and Dividends Receivable                                1,110           304
     Deferred Organization Costs                                                  -             8
                                                                       ------------   -----------
               Total Assets                                                 283,758        21,497
                                                                       ------------   -----------

LIABILITIES

     Payable for Fund Shares Redeemed                                             -             -
     Distributions Payable                                                    1,147           103
     Payable for Securities Purchased                                             -             -
     Management Fees and Other Accrued Expenses                                 125            43
                                                                       ------------   -----------
               Total Liabilities                                              1,272           146
                                                                       ------------   -----------

NET ASSETS                                                             $    282,486    $   21,351
                                                                       ============   ===========




NET ASSETS CONSIST OF:

     Paid-in Capital                                                   $    282,486    $   24,167
     Undistributed (Overdistributed) Net Realized
     Gain (Loss) on Investments
      and Foreign Currency Transactions                                           -        (3,379)
     Unrealized Appreciation (Depreciation) on Investments
      and Foreign Currency Translations                                           -           (42)
     Undistributed (Overdistributed) Net Investment Income (Loss)                 -           605
                                                                       ------------   -----------
NET ASSETS                                                             $    282,486    $   21,351
                                                                       ============   ===========
CAPITAL SHARES OUTSTANDING                                              282,485,908     2,292,366
                                                                       ============   ===========
NET ASSET VALUE PER SHARE                                                     $1.00         $9.31
                                                                       ============   ===========

(1) The identified cost for the TCW Galileo Money Market Fund, the TCW Galileo Core Fixed Income Fund, the TCW Galileo High Yield Bond Fund, the TCW Galileo Mortgage Backed Securities Fund, the TCW Galileo Long-Term Mortgage Backed Securities Fund and the TCW Convertible Securities Fund at April 30, 1997, was $282,648, $21,227, $203,197, $42,876, $111,374 and $25,578,
     respectively.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                     Dollar Amounts in Thousands
                                                      (Except per Share Amounts)

                                                                  April 30, 1997

TCW Galileo       TCW Galileo       TCW Galileo Long-Term        TCW Galileo
High Yield      Mortgage Backed        Mortgage Backed           Convertible
 Bond Fund      Securities Fund        Securities Fund         Securities Fund
-----------     ---------------     ---------------------      ---------------
$   207,165        $   41,448            $   110,750             $   26,286
        278                -                      -                   1,484
         -                144                    187                     -
      5,781               361                    762                    258
          8                 8                     11                     -
-----------        ----------            -----------             ----------
    213,232            41,961                111,710                 28,028
-----------        ----------            -----------             ----------



        287                -                      -                      -
      1,549               216                    617                     -
      1,027                -                      -                     819
        215                64                    100                     46
-----------        ----------            -----------             ----------
      3,078               280                    717                    865
-----------        ----------            -----------             ----------

$   210,154        $   41,681            $   110,993             $   27,163
===========        ==========            ===========             ==========





$   208,107        $   49,863            $   111,473             $   25,955

     (2,094)           (5,552)                  (125)                   134

      3,968            (1,428)                  (624)                   708
        173            (1,202)                   269                    366
-----------        ----------            -----------             ----------


$   210,154        $   41,681            $   110,993             $   27,163
===========        ==========            ===========             ==========


 21,370,994         4,316,330             11,754,851              2,784,156
===========        ==========            ===========             ==========



$      9.83        $     9.66            $      9.44             $     9.76
===========        ==========            ===========             ==========



                                                                               TCW           TCW Galileo
                                                                           Galileo Core   Earnings Momentum
                                                                           Equity Fund           Fund
                                                                           ------------   -----------------
ASSETS
     Investments, at Value (1)                                             $   220,197         $   70,147
     Receivable for Fund Shares Sold                                                -                  -
     Receivables for Securities Sold                                                -                  94
     Accrued Interest and Dividends Receivable                                     204                 16
     Deferred Organization Costs                                                     8                  2
                                                                           -----------         ----------
               Total Assets                                                    220,409             70,259
                                                                           -----------         ----------


LIABILITIES
     Payables for Fund Shares Redeemed                                              96              1,341
     Payables for Securities Purchased                                              -                 133
     Management Fees and Other Accrued Expenses                                    172                 96
                                                                           -----------         ----------
               Total Liabilities                                                   268              1,570
                                                                           -----------         ----------

NET ASSETS                                                                 $   220,141         $   68,689
                                                                           ===========         ==========

NET ASSETS CONSIST OF:
     Paid-in Capital                                                       $   145,173         $   68,916
     Undistributed (Overdistributed) Net Realized Gain (Loss)
       on Investments and Foreign Currency Transactions                         12,425              1,564
     Unrealized Appreciation (Depreciation) on Investments
       and Foreign Currency Translations                                        62,388               (662)
     Undistributed (Overdistributed) Net Investment Income (Loss)                  155             (1,129)
                                                                           -----------         ----------
NET ASSETS                                                                 $   220,141         $   68,689
                                                                           ===========         ==========

CAPITAL SHARES OUTSTANDING                                                  13,151,324          6,860,204
                                                                           ===========         ==========

NET ASSET VALUE PER SHARE                                                  $     16.74         $    10.01
                                                                           ===========         ==========

(1) The identified cost for the TCW Galileo Core Equity Fund, the TCW Galileo Earnings Momentum Fund, the TCW Galileo Mid-Cap Growth Fund, the TCW Galileo Small Cap Growth Fund, the TCW Galileo Asia Pacific Equity Fund, the TCW Galileo Emerging Markets Fund and the TCW Galileo Latin America Equity Fund at April 30, 1997 was $157,809, $70,809, $79,272, $87,523,
     $38,481, $53,280 and $60,476, respectively.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                     Dollar Amounts in Thousands
                                                      (Except per Share Amounts)

                                                                  April 30, 1997

TCW Galileo    TCW Galileo    TCW Galileo       TCW Galileo       TCW Galileo
  Mid-Cap       Small Cap     Asia Pacific   Emerging Markets    Latin America
Growth Fund    Growth Fund    Equity Fund          Fund           Equity Fund
-----------    -----------    ------------   ----------------    -------------
$    85,775    $  104,387      $   42,939       $   62,421        $   81,951
         -             -               -                -                117
         -            661             423              545                -
         37            20             104              204               421
          2             4               4                4                 8
-----------    ----------      ----------       ----------        ----------
     85,814       105,072          43,470           63,174            82,497
-----------    ----------      ----------       ----------        ----------



        150             3              -                -                 -
        839           548              -               101                -
        105           130             101              136               152
-----------    ----------      ----------       ----------        ----------
      1,094           681             101              237               152
-----------    ----------      ----------       ----------        ----------
$    84,720    $  104,391      $   43,369       $   62,937        $   82,345
===========    ==========      ==========       ==========        ==========





$    90,347    $   89,785      $   34,748       $   61,025        $   88,499

    (11,434)         (419)          3,882           (7,606)          (28,546)

      6,503        16,864           4,458            9,141            21,475
       (696)       (1,839)            281              377               917
-----------    ----------      ----------       ----------        ----------

$    84,720    $  104,391      $   43,369       $   62,937        $   82,345
===========    ==========      ==========       ==========        ==========

 11,686,769     7,738,423       4,318,061        6,742,056         6,570,959
===========    ==========      ==========       ==========        ==========

$      7.25    $    13.49      $    10.04       $     9.34        $    12.53
===========    ==========      ==========       ==========        ==========

STATEMENTS OF OPERATIONS (Unaudited)
------------------------------------


                                                                    TCW Galileo           TCW Galileo
                                                                    Money Market          Core Fixed
                                                                        Fund              Income Fund
                                                                    ------------          -----------
INVESTMENT INCOME

     Income:
          Dividends                                                   $    -                 $   -
          Interest                                                      6,275                   892
                                                                      -------                ------
               Total                                                    6,275                   892
                                                                      -------                ------

     Expenses:
          Management Fees                                                 286                    45
          Custodian Fees                                                   18                     3
          Registration Fees                                                 9                     5
          Transfer Agent Fees                                              18                    15
          Directors' Fees and Expenses                                      5                     5
          Audit and Tax Fees                                                8                     8
          Accounting Service Fees                                         115                    17
          Amortization of Deferred Organization Costs                      -                      5
          Other                                                             7                     5
                                                                      -------                ------
     Total Expenses                                                       466                   108
     Less Expenses Borne by Investment Adviser                              8                    -
                                                                      -------                ------
     Net Expenses                                                         458                   108
                                                                      -------                ------
     Net Investment Income                                              5,817                   784
                                                                      -------                ------


NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS

     Net Realized Gain (Loss) on Investments During the Period             -                     79
     Change in Unrealized Appreciation (Depreciation)
       on Investments During the Period                                    -                   (445)
                                                                      -------                ------
     Net Realized and Unrealized Gain (Loss) on Investments
     During the Period                                                     -                   (366)
                                                                      -------                ------
Increase in Net Assets Resulting from
  Operations                                                          $ 5,817                $  418
                                                                      =======                ======

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                     Dollar Amounts in Thousands
                                                 Six Months Ended April 30, 1997

TCW Galileo     TCW Galileo      TCW Galileo Long-Term        TCW Galileo
 High Yield   Mortgage Backed       Mortgage Backed           Convertible
 Bond Fund    Securities Fund       Securities Fund       Securities Fund (1)
-----------   ---------------    ----------------------   -------------------

$     -           $    -               $    -                   $   119
  10,472            1,634                4,631                      590
--------          -------              -------                  -------
  10,472            1,634                4,631                      709
--------          -------              -------                  -------


     790              118                  282                       73
       9                4                    6                        5
       7                5                    4                        7
      21               15                   19                        6
       5                5                    5                        3
       8               11                   12                        7
      18               17                   17                       12
       5                5                    5                       -
      21                8                   11                        3
--------          -------              -------                  -------
     884              188                  361                      116
      -                -                    -                        23
--------          -------              -------                  -------
     884              188                  361                       93
--------          -------              -------                  -------
   9,588            1,446                4,270                      616
--------          -------              -------                  -------

     591             (175)                 (29)                     134

     232              155               (1,892)                     708
--------          -------              -------                  -------


     823              (20)              (1,921)                     842
--------          -------              -------                  -------


$ 10,411          $ 1,426              $ 2,349                  $ 1,458
========          =======              =======                  =======

(1) For the period January 2, 1997 (commencement of operations) through April 30, 1997.

------------------------------------------------

                                                                      TCW           TCW Galileo
                                                                  Galileo Core   Earnings Momentum
                                                                   Equity Fund           Fund
                                                                  ------------   -----------------
INVESTMENT INCOME

     Income:
          Dividends                                                  $  1,102         $      38
          Interest                                                         21                39
                                                                     --------         ---------
             Total                                                      1,123                77
                                                                     --------         ---------

     Expenses:
          Management Fees                                                 861               360
          Custodian Fees                                                   14                11
          Registration Fees                                                10                 6
          Transfer Agent Fees                                              21                16
          Directors' Fees and Expenses                                      5                 5
          Audit and Tax Fees                                                8                 8
          Accounting Service Fees                                          18                17
          Amortization of Deferred Organization Costs                       5                -
          Other                                                            10                 7
                                                                     --------         ---------
     Total Expenses                                                       952               430
     Less Expenses Borne by Investment Adviser                             -                 -
                                                                     --------         ---------
     Net Expenses                                                         952               430
                                                                     --------         ---------
     Net Investment Income (Loss)                                         171              (353)
                                                                     --------         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY

  Net Realized Gain (Loss) on Investments and
    Foreign Currency Transactions During the Period                    12,428               671
  Change in Unrealized Appreciation (Depreciation) on
    Investments and Foreign Currency Translations
    During the Period                                                   2,218           (12,253)
                                                                     --------         ---------
  Net Realized and Unrealized Gain (Loss) on Investments
    and Foreign Currency During the Period                             14,646           (11,582)
                                                                     --------         ---------

INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                    $ 14,817         $ (11,935)
                                                                     ========         =========

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                     Dollar Amounts in Thousands
                                                 Six Months Ended April 30, 1997


TCW Galileo    TCW Galileo    TCW Galileo       TCW Galileo       TCW Galileo
  Mid-Cap       Small Cap    Asia Pacific    Emerging Markets    Latin America
Growth Fund    Growth Fund    Equity Fund          Fund           Equity Fund
-----------    -----------   ------------    ----------------    -------------
$      98      $      82       $   281 (1)        $    67 (1)       $  1,040 (1)
       19            112            20                481                 39
---------      ---------       -------            -------           --------
      117            194           301                548              1,079
---------      ---------       -------            -------           --------

      479            613           245                318                373
        6             11            54                 80                 86
        4              5             4                  4                  4
       18             20            13                 13                 16
        5              5             5                  5                  5
        8              8             8                  8                  8
       17             17            17                 17                 17
       -               1            -                   1                  5
        6             11             6                  5                  5
---------      ---------       -------            -------           --------
      543            691           352                451                519
        1             -             -                  -                  -
---------      ---------       -------            -------           --------
      542            691           352                451                519
---------      ---------       -------            -------           --------
     (425)          (497)          (51)                97                560
---------      ---------       -------            -------           --------


   (8,785)        (1,742)        4,004              1,916              2,988


  (13,423)       (26,842)       (1,563)             6,369             13,877
---------      ---------       -------            -------           --------

  (22,208)       (28,584)        2,441              8,285             16,865
---------      ---------       -------            -------           --------

$ (22,633)     $ (29,081)      $ 2,390            $ 8,382           $ 17,425
=========      =========       =======            =======           ========

(1) Net of foreign taxes withheld of $19, $27 and $36 for TCW Galileo Asia Pacific Equity Fund, TCW Galileo Emerging Markets Fund and TCW Galileo Latin America Equity Fund, respectively.

TCW Galileo Money Market Fund

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                         Six Months Ended
                                                                          April 30, 1997        Year Ended
                                                                           (Unaudited)       October 31, 1996
                                                                         ----------------    ----------------
OPERATIONS

  Net Investment Income                                                     $   5,817            $    9,174
                                                                            ---------            ----------

DISTRIBUTIONS TO SHAREHOLDERS

  Distributions from Net Investment Income                                     (5,817)               (9,174)
                                                                            ---------            ----------

CAPITAL SHARE TRANSACTIONS

  Proceeds from Shares Sold
    (619,082,680 shares in 1997 and 1,034,355,297 shares in 1996)             619,083             1,034,355
  Proceeds from Shares Issued upon Reinvestment of Dividends
    (2,892,548 shares in 1997 and 4,792,741 shares in 1996)                     2,892                 4,793
  Cost of Shares Redeemed
    (573,160,423 shares in 1997 and 891,779,229 shares in 1996)              (573,160)             (891,779)
                                                                            ---------            ----------
  Increase in Net Assets Resulting from Capital
    Share Transactions                                                         48,815               147,369
                                                                            ---------            ----------
  Increase in Net Assets                                                       48,815               147,369


NET ASSETS

  Beginning of Period                                                         233,671                86,302
                                                                            ---------            ----------
  End of Period                                                             $ 282,486            $  233,671
                                                                            =========            ==========

                                                         TCW GALILEO FUNDS, INC.

TCW GALILEO CORE FIXED INCOME FUND
                                                     Dollar Amounts in Thousands
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                           Six Months Ended
                                                            April 30, 1997        Year Ended
                                                             (Unaudited)       October 31, 1996
                                                           ----------------    ----------------
OPERATIONS

 Net Investment Income                                          $   784            $  1,859
 Net Realized Gain on Investments                                    79                 165
 Change in Unrealized (Depreciation) on
 Investments                                                       (445)               (887)
                                                                -------            --------
 Increase in Net Assets Resulting from Operations                   418               1,137
                                                                -------            --------

DISTRIBUTIONS TO SHAREHOLDERS

 Distributions from Net Investment Income                          (771)             (1,844)
                                                                -------            --------

CAPITAL SHARE TRANSACTIONS

 Proceeds from Shares Sold
  (379,149 shares in 1997 and 1,277,842 shares in 1996)           3,568              12,275
 Proceeds from Shares Issued upon Reinvestment of Dividends
  (79,833 shares in 1997 and 169,477 shares in 1996)                751               1,595
 Cost of Shares Redeemed
  (813,872 shares in 1997 and 2,570,171 shares in 1996)          (7,621)            (24,393)
                                                                -------            --------
 (Decrease) in Net Assets Resulting from
  Capital Share Transactions                                     (3,302)            (10,523)
                                                                -------            --------
  (Decrease) in Net Assets                                       (3,655)            (11,230)


NET ASSETS

 Beginning of Period                                             25,006              36,236
                                                                -------            --------

 End of Period                                                  $21,351            $ 25,006
                                                                =======            ========


See accompanying Notes to Financial Statements.

TCW GALILEO HIGH YIELD BOND FUND
                                                     Dollar Amounts in Thousands
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                       Six Months Ended
                                                        April 30, 1997        Year Ended
                                                          (Unaudited)      October 31, 1996
                                                       ----------------    ----------------
OPERATIONS

 Net Investment Income                                         $  9,588             $11,400
 Net Realized Gain (Loss) on Investments                            591              (1,228)
 Change in Unrealized Appreciation
 on Investments                                                     232               2,582
                                                               --------            --------
 Increase in Net Assets Resulting from Operations                10,411              12,754
                                                               --------            --------

DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from Net Investment Income                        (9,523)            (11,413)
                                                               --------            --------
CAPITAL SHARE TRANSACTIONS
 Proceeds from Shares Sold
  (6,193,214 shares in 1997 and 13,695,295 shares in 1996)       61,380             132,706
 Proceeds from Shares Issued upon Reinvestment of Dividends
  (829,779 shares in 1997 and 795,733 shares in 1996)             8,194               7,704
 Cost of Shares Redeemed
  (4,457,504 shares in 1997 and 5,199,280 shares in 1996)       (44,123)            (50,588)
                                                               --------            --------
 Increase in Net Assets Resulting from
  Capital Share Transactions                                     25,451              89,822
                                                               --------            --------
 Increase in Net Assets                                          26,339              91,163

NET ASSETS
 Beginning of Period                                            183,815              92,652
                                                               --------            --------
 End of Period                                                 $210,154            $183,815
                                                               ========            ========

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW GALILEO MORTGAGE BACKED SECURITIES FUND
                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                       Six Months Ended
                                                        April 30, 1997        Year Ended
                                                          (Unaudited)      October 31, 1996
                                                       ----------------    ----------------
OPERATIONS

 Net Investment Income                                           $1,446              $3,959
 Net Realized (Loss) on Investments                                (175)               (861)
 Change in Unrealized Appreciation
 on Investments                                                     155               2,487
                                                               --------            --------
 Increase in Net Assets Resulting from Operations                 1,426               5,585
                                                               --------            --------

DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from Net Investment Income                          (287)             (3,794)
 Distributions in Excess of Net Investment Income                (1,202)             (1,159)
                                                               --------            --------
  Total Distributions to Shareholders                           ( 1,489)             (4,953)
                                                               --------            --------


CAPITAL SHARE TRANSACTIONS
 Proceeds from Shares Sold
  (724,416 shares in 1997 and 5,564,984 shares in 1996)           7,027              53,480
 Proceeds from Shares Issued upon Reinvestment of Dividends
  (154,380 shares in 1997 and 453,325 shares in 1996)             1,490               4,350
 Cost of Shares Redeemed
  (2,960,233 shares in 1997 and 8,115,490 shares in 1996)       (28,608)            (77,993)
                                                               --------            --------
 (Decrease) in Net Assets Resulting from
  Capital Share Transactions                                    (20,091)            (20,163)
                                                               --------            --------
 (Decrease) in Net Assets                                       (20,154)            (19,531)


NET ASSETS

 Beginning of Period                                             61,835              81,366
                                                               --------            --------
 End of Period                                                 $ 41,681            $ 61,835
                                                               ========            ========

See accompanying Notes to Financial Statements.

TCW GALILEO LONG-TERM MORTGAGE BACKED SECURITIES FUND
                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                       SIX MONTHS ENDED
                                                        APRIL 30, 1997        Year Ended
                                                          (UNAUDITED)      October 31, 1996
                                                       ----------------    ----------------
OPERATIONS

 Net Investment Income                                         $  4,270            $  5,912
 Net Realized Gain (Loss) on Investments                            (29)                466
 Change in Unrealized Appreciation (Depreciation)
  on Investments                                                 (1,892)                827
                                                               --------            --------
 Increase in Net Assets Resulting from Operations                 2,349               7,205
                                                               --------            --------


DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from Net Investment Income                        (3,789)             (5,934)
 Distributions in Excess of Net Investment Income                     -                (212)
                                                               --------            --------
  Total Distributions to Shareholders                            (3,789)             (6,146)
                                                               --------            --------
CAPITAL SHARE TRANSACTIONS
 Proceeds from Shares Sold
  (453,986 shares in 1997 and 5,357,272 shares in 1996)           4,347              50,184
 Proceeds from Shares Issued upon Reinvestment of Dividends
  (392,654 shares in 1997 and 570,644 shares in 1996)             3,742               5,384
 Cost of Shares Redeemed
  (832,380 shares in 1997 and 2,572,042 shares in 1996)          (7,916)            (24,526)
                                                               --------            --------
 Increase in Net Assets Resulting from
  Capital Share Transactions                                        173              31,042
                                                               --------            --------
 Increase (Decrease) in Net Assets                               (1,267)             32,101


NET ASSETS

 Beginning of Period                                            112,260              80,159
                                                               --------            --------
 End of Period                                                 $110,993            $112,260
                                                               ========            ========

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
TCW GALILEO CONVERTIBLE SECURITIES FUND

                                                     Dollar Amounts in Thousands

STATEMENT OF CHANGES IN NET ASSETS                              January 2, 1997
----------------------------------                             (Commencement of
                                                              Operations) through
                                                                 April 30, 1997
                                                                   (Unaudited)
                                                               -------------------
OPERATIONS
 Net Investment Income                                               $   616
 Net Realized Gain on Investments                                        134
 Change in Unrealized Appreciation                                       708
                                                                     -------
 Increase in Net Assets Resulting from Operations                      1,458
                                                                     -------
DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from Net Investment Income                               (250)
                                                                     -------
CAPITAL SHARE TRANSACTIONS
 Shares Issued Upon Exchange of Limited Partnership
  Interests (2,485,514 shares) (Note 1)                               22,997
 Proceeds from Shares Sold (688,570 shares)                            6,872
 Proceeds from Shares Issued upon Reinvestment of Dividends
  (20,103 shares)                                                        195
 Cost of Shares Redeemed (410,031 shares)                             (4,109)
                                                                     -------
 Increase in Net Assets Resulting from
  Capital Share Transactions                                          25,955
                                                                     -------
 Increase in Net Assets                                               27,163

NET ASSETS
 Beginning of Period                                                       -
                                                                     -------
 End of Period                                                       $27,163
                                                                     =======


TCW GALILEO CORE EQUITY FUND
                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                       SIX MONTHS ENDED
                                                        APRIL 30, 1997        Year Ended
                                                          (UNAUDITED)      October 31, 1996
                                                       ----------------    ----------------
OPERATIONS

 Net Investment Income                                          $   171             $   379
 Net Realized Gain on Investments                                12,428              11,808
 Change in Unrealized Appreciation on Investments                 2,218              19,564
                                                               --------            --------
 Increase in Net Assets Resulting from Operations                14,817              31,751
                                                               --------            --------

DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from Net Investment Income                          (291)               (722)
 Distributions from Net Realized Gains                           (2,817)                  -
                                                               --------            --------
  Total Distributions to Shareholders                            (3,108)               (722)
                                                               --------            --------

CAPITAL SHARE TRANSACTIONS
 Proceeds from Shares Sold
  (602,937 shares in 1997 and 3,809,396 shares in 1996)           9,960              57,075
 Proceeds from Shares Issued upon Reinvestment of Dividends
  (178,643 shares in 1997 and 39,376 shares in 1996)              2,971                 539
 Cost of Shares Redeemed
  (2,146,746 shares in 1997 and 3,778,090 shares in 1996)       (35,801)            (55,062)
                                                               --------            --------
 Increase (Decrease) in Net Assets Resulting from
  Capital Share Transactions                                    (22,870)              2,552
                                                               --------            --------
 Increase (Decrease) in Net Assets                              (11,161)             33,581


NET ASSETS

 Beginning of Period                                            231,302             197,721
                                                               --------            --------
 End of Period                                                 $220,141            $231,302
                                                               ========            ========

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW GALILEO EARNINGS MOMENTUM FUND
                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                       SIX MONTHS ENDED
                                                        APRIL 30, 1997        Year Ended
                                                          (UNAUDITED)      October 31, 1996
                                                       ----------------    ----------------
OPERATIONS
 Net Investment (Loss)                                         $   (353)             $ (608)
 Net Realized Gain on Investments                                   671               6,438
 Change in Unrealized Appreciation (Depreciation)
   on Investments                                               (12,253)              2,416
                                                               --------            --------
 Increase (Decrease) in Net Assets Resulting from Operations    (11,935)              8,246
                                                               --------            --------

DISTRIBUTIONS TO SHAREHOLDERS
 Distributions From Net Realized Gains                           (5,544)               (369)
                                                               --------            --------
CAPITAL SHARE TRANSACTIONS
 Proceeds from Shares Sold
   (1,481,243 shares in 1997 and 1,440,632 shares in 1996)       15,202              19,079
 Proceeds from Shares Issued upon
  Reinvestment of Dividends
  (437,177 shares in 1997 and 26,564 shares in 1996)              5,202                 357
 Cost of Shares Redeemed
  (1,052,184 shares in 1997 and 1,002,762 shares in 1996)       (12,230)            (12,730)
                                                               --------            --------
 Increase in Net Assets Resulting from
  Capital Share Transactions                                      8,174               6,706
                                                               --------            --------
 Increase (Decrease) in Net Assets                               (9,305)             14,583


NET ASSETS
 Beginning of Period                                             77,994              63,411
                                                               --------            --------
 End of Period                                                 $ 68,689            $ 77,994
                                                               ========            ========

See accompanying Notes to Financial Statements.

TCW GALILEO MID-CAP GROWTH FUND
                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                            June 3, 1996
                                                       SIX MONTHS ENDED    (Commencement of
                                                        APRIL 30, 1997    Operations) through
                                                          (UNAUDITED)      October 31, 1996
                                                       ----------------   -------------------
OPERATIONS
 Net Investment (Loss)                                         $   (425)              $  (271)
 Net Realized (Loss) on Investments                              (8,785)               (2,649)
 Change in Unrealized (Depreciation) on Investments             (13,423)               (2,861)
                                                               --------               -------
 (Decrease) in Net Assets Resulting from Operations             (22,633)               (5,781)
                                                               --------               -------

CAPITAL SHARE TRANSACTIONS
 Shares Issued upon Exchange of Limited Partnership
  Interests (6,603,028 shares) (Note 1)                               -                66,030
 Proceeds from Shares Sold (2,904,322 shares in 1997 and
  3,972,481 shares in 1996)                                      24,544                36,973
 Cost of Shares Redeemed (1,277,934 shares in 1997 and
  515,128 shares in 1996)                                        (9,621)               (4,792)
                                                               --------               -------
 Increase in Net Assets Resulting from
  Capital Share Transactions                                     14,923                98,211
                                                               --------               -------
 Increase (Decrease) in Net Assets                               (7,710)               92,430

NET ASSETS
 Beginning of Period                                             92,430                     -
                                                               --------               -------
 End of Period                                                 $ 84,720               $92,430
                                                               ========               =======

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW GALILEO SMALL CAP GROWTH FUND

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                       SIX MONTHS ENDED
                                                        APRIL 30, 1997        Year Ended
                                                          (UNAUDITED)      October 31, 1996
                                                       ----------------   -------------------
OPERATIONS
 Net Investment (Loss)                                         $   (497)           $   (839)
 Net Realized Gain (Loss) on Investments                         (1,742)              1,368
 Change in Unrealized Appreciation (Depreciation)
  on Investments                                                (26,842)             22,379
                                                               --------            --------
 Increase (Decrease) in Net Assets Resulting from Operations    (29,081)             22,908
                                                               --------            --------

Distribution to Shareholders
 Distributions from Net Investment Income                             -                 (98)
 Distributions from Net Realized Gains                             (371)             (1,514)
                                                               --------            --------
  Total Distributions to Shareholders                              (371)             (1,612)
                                                               --------            --------
CAPITAL SHARE TRANSACTIONS
 Proceeds from Shares Sold
  (1,012,660 shares in 1997 and 3,841,344 shares in 1996)        15,789              62,195
 Proceeds from Shares Issued upon Reinvestment of Dividends
  (21,695 shares in 1997 and 109,774 shares in 1996)                362               1,531
 Cost of Shares Redeemed
  (1,008,898 shares in 1997 and 1,121,510 shares in 1996)       (14,752)            (18,634)
                                                               --------            --------
 Increase in Net Assets Resulting from Capital
 Share Transactions                                               1,399              45,092
                                                               --------            --------
 Increase (Decrease) in Net Assets                              (28,053)             66,388


NET ASSETS

 Beginning of Period                                            132,444              66,056
                                                               --------            --------
 End of Period                                                 $104,391            $132,444
                                                               ========            ========

See accompanying Notes to Financial Statements.

TCW Galileo Asia Pacific Equity Fund

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                     Six Months Ended
                                                                      April 30, 1997        Year Ended
                                                                        (Unaudited)      October 31, 1996
                                                                     ----------------    ----------------
OPERATIONS
  Net Investment Income (Loss)                                       $   (51)             $    320
  Net Realized Gain on Investments and
   Foreign Currency Transactions                                       4,004                 1,060
  Change in Unrealized Appreciation (Depreciation) on
   Investments and Foreign Currency Translations                      (1,563)                3,103
                                                                     -------              --------
  Increase in Net Assets Resulting from Operations                     2,390                 4,483
                                                                     -------              --------

DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Investment Income                                 -                  (242)
  Distributions from Net Realized Gains                                    -                     -
  Distributions in Excess of Net Realized Gains                            -                     -
                                                                     -------              --------
    Total Distributions to Shareholders                                    -                  (242)
                                                                     -------              --------


CAPITAL SHARE TRANSACTIONS
  Proceeds from Shares Sold
   (87,687 shares in 1997 and 1,653,606 shares in 1996)                  925                15,972
  Proceeds from Shares Issued Upon Reinvestment of Dividends
   (24,113 shares in 1996)                                                 -                   232
  Cost of Shares Redeemed
   (792,152 shares in 1997 and 2,040,994 shares in 1996)              (8,212)              (18,888)
                                                                     -------              --------
  (Decrease) in Net Assets Resulting from Capital
   Share Transactions                                                 (7,287)               (2,684)
                                                                     -------              --------
  Increase (Decrease) in Net Assets                                   (4,897)                1,557


NET ASSETS
  Beginning of Period                                                 48,266                46,709
                                                                     -------              --------
  End of Period                                                      $43,369              $ 48,266
                                                                     =======              ========

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Emerging Markets Fund

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------


                                                                            Six Months Ended
                                                                             April 30, 1997        Year Ended
                                                                               (Unaudited)      October 31, 1996
                                                                            ----------------    ----------------
OPERATIONS
  Net Investment Income                                                              $    97            $    443
  Net Realized Gain (Loss) on Investments and
   Foreign Currency Transactions                                                       1,916                (902)
  Change in Unrealized Appreciation on Investments and
   Foreign Currency Translations                                                       6,369               6,769
                                                                                     -------            --------
  Increase in Net Assets Resulting from Operations                                     8,382               6,310
                                                                                     -------            --------

DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Investment Income                                              (279)               (151)
                                                                                     -------            --------

CAPITAL SHARE TRANSACTIONS
  Proceeds from Shares Sold
   (484,200 shares in 1997 and 2,488,039 shares in 1996)                               4,445              20,122
  Proceeds from Shares Issued Upon Reinvestment of Dividends
   (25,004 shares in 1997 and 17,923 shares in 1996)                                     211                 135
  Cost of Shares Redeemed (814,712 shares in 1997 and
   2,676,057 shares in 1996)                                                          (7,461)            (20,650)
                                                                                     -------            --------
  (Decrease) in Net Assets Resulting from Capital
   Share Transactions                                                                 (2,805)               (393)
                                                                                     -------            --------
  Increase in Net Assets                                                               5,298               5,766


NET ASSETS
  Beginning of Period                                                                 57,639              51,873
                                                                                     -------            --------
  End of Period                                                                      $62,937            $ 57,639
                                                                                     =======            ========

See accompanying Notes to Financial Statements.

TCW Galileo Latin America Equity Fund

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------


                                                                  Six Months Ended
                                                                   April 30, 1997        Year Ended
                                                                     (Unaudited)      October 31, 1996
                                                                  ----------------    ----------------
OPERATIONS
  Net Investment Income                                                    $   560             $   688
  Net Realized Gain (Loss) on Investments and
   Foreign Currency Transactions                                             2,988              (3,423)
  Change in Unrealized Appreciation on Investments
   and Foreign Currency Translations                                        13,877              14,716
                                                                           -------             -------
  Increase in Net Assets Resulting from Operations                          17,425              11,981
                                                                           -------             -------

DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Investment Income                                    (603)               (192)
  Distributions in Excess of Net Realized Gains                                  -                   -
                                                                           -------             -------
                 Total Distributions to Shareholders                          (603)               (192)
                                                                           -------             -------

CAPITAL SHARE TRANSACTIONS
  Proceeds from Shares Sold
   (196,789 shares in 1997 and 3,090,695 shares in 1996)                     2,319              27,546
  Proceeds from Shares Issued upon Reinvestment of Dividends
   (6,878 shares in 1997 and 5,047 shares in 1996)                              70                  43
  Cost of Shares Redeemed
   (461,331 shares in 1997 and 1,181,839 shares in 1996)                    (5,189)             (9,997)
                                                                           -------             -------
  Increase (Decrease) in Net Assets Resulting from
   Capital Share Transactions                                               (2,800)             17,592
                                                                           -------             -------
  Increase in Net Assets                                                    14,022              29,381


NET ASSETS
  Beginning of Period                                                       68,323              38,942
                                                                           -------             -------
  End of Period                                                            $82,345             $68,323
                                                                           =======             =======

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
-----------------------------------------

Note 1 -  Organization

TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, that currently offers a selection of thirteen no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Funds Management, Inc. (the "Adviser") is the investment adviser to the Funds, as well as the administrator of their day-to-day operations. TCW Asia Limited and TCW London International, Limited are sub-advisers for the TCW Galileo Emerging Markets Fund and TCW Asia Limited is a sub-adviser to the TCW Galileo Asia Pacific Equity Fund. The advisers are registered under the Investment Advisers Act of 1940. Each Fund has distinct investment objectives and policies. There is one diversified money market fund (the TCW Galileo Money Market Fund), four diversified bond funds (the TCW Galileo Core Fixed Income Fund, the TCW Galileo High Yield Bond Fund, the TCW Galileo Mortgage Backed Securities Fund and the TCW Galileo Long-Term Mortgage Backed Securities Fund), a convertible securities fund (the TCW Galileo Convertible Securities Fund), and seven non-diversified equity funds (the TCW Galileo Core Equity Fund, the TCW Galileo Earnings Momentum Fund, the TCW Galileo Mid-Cap Growth Fund, the TCW Galileo Small Cap Growth Fund, the TCW Galileo Asia Pacific Equity Fund, the TCW Galileo Emerging Markets Fund, and the TCW Galileo Latin America Equity Fund) currently offered by the Company. The TCW Galileo Convertible Securities Fund commenced operations on January 2, 1997, resulting from the exchange of limited partnership interest. The assets and liabilities were transferred at historical cost from the limited partnership to the Fund on January 2, 1997 and the fair value of which was exchanged for shares of common stock of the Fund. The transfer was treated as a tax-free exchange in accordance with the Internal Revenue Code.

The primary investment objective of each Fund follows: (1) the TCW Galileo Money Market Fund seeks current income, preservation of capital and liquidity by investing in short-term money market securities; (2) the TCW Galileo Core Fixed Income Fund seeks capital appreciation and income through investment principally in Core fixed income securities emphasizing high quality and liquid investments;
(3) the TCW Galileo High Yield Bond Fund seeks high current income through investment principally in high yield fixed income securities; (4) the TCW Galileo Mortgage Backed Securities Fund seeks income by investing primarily in short-term mortgage backed securities; (5) the TCW Galileo Long-Term Mortgage Backed Securities Fund seeks income by investing primarily in long-term mortgage backed securities; (6) the TCW Convertible Securities Fund seeks high total return from current income and capital appreciation through investment principally in convertible securities; (7) the TCW Galileo Core Equity Fund emphasizes capital appreciation and preservation with focus on long-term results; (8) the TCW Galileo Earnings Momentum Fund seeks capital appreciation through investment primarily in publicly-traded equity securities of companies experiencing or expected to experience accelerating earnings growth; (9) the TCW Galileo Mid-Cap Growth Fund seeks long-term capital appreciation, primarily by investing in publicly-traded equity securities of medium capitalization companies; (10) the TCW Galileo Small Cap Growth Fund seeks long-term capital appreciation, primarily by investing in publicly-traded equity securities of smaller capitalization companies; (11) the TCW Galileo Asia Pacific Equity Fund seeks long-term capital appreciation, primarily by investing in equity securities of companies in the Asia Pacific region; (12) the TCW Galileo Emerging Markets Fund seeks long-term capital appreciation by investing in equity securities of companies in emerging market countries around the world; and (13) the TCW Galileo Latin America Equity Fund seeks long-term capital appreciation, primarily by investing in Latin American equity securities.

Note 2 - Significant Accounting Policies

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Security Valuations: The value of securities held in the TCW Galileo Money Market Fund is determined by using the amortized cost method applied to each individual security unless, due to special circumstances, the use of such a method would result in a valuation that does not approximate fair market value. Equity fund securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities, including the bond fund securities, for which over-the-counter market quotations are readily available, are valued at the latest bid price prior to the time of valuation.

----------------------------------------------------

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Adviser that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value on the 61st day prior to maturity.

Security Transactions and Related Investment Income: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Original issue discount is accreted as interest income using a constant yield to maturity method. The TCW Galileo High Yield Bond Fund recognizes as interest income discounts on securities purchased at the time the security is sold. The TCW Galileo Core Fixed Income Fund recognizes as interest income discounts on securities purchased using a constant yield to maturity accretion method and also amortizes premiums as a reduction to interest for securities purchased in excess of par value on a constant yield to maturity amortization method. For all other Funds, premiums on securities purchased are not amortized, except for mortgage backed obligations for which amortization has been elected as allowed by federal income tax regulations. Realized and unrealized gains and losses on investments are recorded on the basis of specific identification.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statements of Operations with the related net realized gain
(loss). Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes. It is not practicable to separately identify that portion of gains and losses of the Funds that arise as a result of changes in the exchange rates from the fluctuations that arise from changes in market prices of investments during the period.

Forward Foreign Currency Contracts: Certain Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The Funds have not entered into any forward foreign currency contracts during the six months ended April 30, 1997.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collaterialized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. There were no such transactions outstanding as of April 30, 1997.

                                                         TCW GALILEO FUNDS, INC.

                                                                  April 30, 1997

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations and in other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Options: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no option contracts entered into during the six months ended April 30, 1997.

Deferred Organization Costs: For those Funds which commenced operations during 1993, organization costs of $50,000 per Fund have been deferred and are being amortized on a straight line basis over a five-year period from the commencement of operations of each Fund. Organization costs of $10,000 per Fund for the TCW Galileo Small Cap Growth Fund, the TCW Galileo Asia Pacific Equity Fund and the TCW Galileo Emerging Markets Fund have been deferred and are also being amortized on a straight line basis over a five-year period from the commencement of operations of each Fund. Organizational costs of approximately $3,800, $2,200 and $4,400 for the TCW Galileo Earnings Momentum Fund, TCW Galileo Mid-Cap Growth Fund and the TCW Galileo Convertible Securities Fund, respectively, have been deferred and are also being amortized on a straight line basis over a five year period from the commencement of operations.

Upon formation of the Funds, the Company sold and issued to the Adviser 10,008 shares of common stock (one share each of the TCW Galileo Money Market Fund, the TCW Galileo Small Cap Growth Fund, the TCW Galileo Earnings Momentum Fund, the TCW Galileo Asia Pacific Equity Fund, the TCW Galileo Emerging Markets Fund,
TCW Galileo Long-Term Mortgage Backed Securities Fund, the TCW Galileo Mid-Cap Growth Fund and the TCW Convertible Securities Fund, and 2,000 shares each of the other five Funds, collectively the "Initial Shares"). In the event the Adviser redeems any of its Initial Shares from one or more of the Funds prior to the end of the five-year period, the proceeds of the redemption payable in respect of such shares will be reduced by any unamortized organization costs in the same ratio as the number of Initial Shares being redeemed bears to the number of Initial Shares outstanding at the time of the redemption.

Expense Allocation: Common expenses incurred by the Company are allocated among the Funds based upon the ratio of net assets of each Fund to the combined net assets of all the Funds. All other expenses are charged to each Fund as incurred on a specific identification basis.

Net Asset Value: The Net Asset Value of each Fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares on each business day as of 9:00 A.M. Pacific Time for the TCW Galileo Money Market Fund and as of 1:00 P.M. Pacific Time for the other Funds.

Dividends and Distributions: Dividends from net investment income of the TCW Galileo Money Market Fund are declared each business day. It is the policy of the equity funds to declare and pay, or reinvest, dividends from net investment income annually and the bond funds to declare and pay, or reinvest, dividends from net investment income monthly. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

====================================================

USE OF ESTIMATES: The preparation of the accompanying financial statements requires management to make estimates and assumptions that effect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

NOTE 3 - FEDERAL INCOME TAXES

It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. At April 30, 1997, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

                                     TCW               TCW              TCW                 TCW
                                   Galileo           Galileo          Galileo        Galileo Long-Term
                                  Core Fixed        High Yield    Mortgage Backed     Mortgage Backed
                                 Income Fund        Bond Fund     Securities Fund     Securities Fund
                                ------------      ------------    ---------------    -----------------

Unrealized Appreciation          $    99,648      $  5,428,340        $   232,533         $  1,634,186
Unrealized (Depreciation)           (141,371)       (1,459,998)        (1,660,560)          (2,258,005)
                                 -----------      ------------        -----------         ------------
Net Unrealized Appreciation
 (Depreciation)                  $   (41,723)     $  3,968,342        $(1,428,027)        $   (623,819)
                                 ===========      ============        ===========         ============
Cost of Investments for Federal
Income Tax Purposes              $21,226,580      $203,196,568        $42,876,312         $111,374,176
                                 ===========      ============        ===========         ============
                                   TCW Galileo             TCW           TCW Galileo       TCW Galileo
                                   Convertible         Galileo Core      Earnings            Mid-Cap
                                 Securities Fund       Equity Fund      Momentum Fund     Growth Fund
                                 ---------------       ------------     -------------     ------------
Unrealized Appreciation           $   1,577,844      $   66,988,578     $  9,892,787      $12,863,736
Unrealized (Depreciation)              (869,610)         (4,600,189)     (10,554,572)      (6,360,712)
                                  -------------      --------------     ------------      -----------
Net Unrealized Appreciation
  (Depreciation)                  $     708,234      $   62,388,389     $   (661,785)     $ 6,503,024
                                  =============      ==============     ============      ===========

Cost of Investments for Federal
Income Tax Purposes               $  25,577,891      $  157,809,024     $ 70,808,918      $79,272,117
                                  =============      ==============     ============      ===========
                                  TCW Galileo         TCW Galileo        TCW Galileo        TCW Galileo
                                   Small Cap         Asia Pacific         Emerging         Latin America
                                  Growth Fund         Equity Fund       Markets Fund        Equity Fund
                                 -------------       ------------       ------------       -------------
Unrealized Appreciation          $ 27,397,381        $  7,842,691        $12,156,062        $ 22,778,562
Unrealized (Depreciation)         (10,533,062)         (3,384,883)        (3,014,861)         (1,303,539)
                                 ------------        ------------        -----------        ------------

Net Unrealized Appreciation      $ 16,864,319        $  4,457,808        $ 9,141,201        $ 21,475,023
                                 ============        =============       ===========        ============
Cost of Investments for Federal
Income Tax Purposes              $ 87,523,110        $ 38,481,245        $53,279,513        $ 60,476,329
                                 ============        ============        ===========        ============

                                       76

                                                         TCW GALILEO FUNDS, INC.


                                                                  April 30, 1997


At April 30, 1997, the following Funds had net realized loss carryforwards for federal income tax purposes:

                                                                 Expiring in
                                                 -----------------------------------------
                                                    2002            2003           2004
                                                 ----------     -----------     ----------
TCW Galileo Core Fixed Income Fund               $1,977,000       $   203,000   $        -
TCW Galileo High Yield Bond Fund                    243,700         1,213,000    1,228,000
TCW Galileo Mortgage Backed Securities Fund         446,000         4,070,000      861,000
TCW Galileo Long-Term Mortgage
  Backed Securities Fund                                  -           109,000      109,000
TCW Galileo Mid-Cap Growth Fund                           -                 -    2,649,000
TCW Galileo Emerging Markets Fund                   483,600         7,490,000      902,000
TCW Galileo Latin America Equity Fund                     -        26,437,000    3,423,000

NOTE 4 - INVESTMENT ADVISORY AND ACCOUNTING SERVICE FEES

The Funds pay to the Adviser, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees:

            TCW Galileo Money Market Fund                          0.25%
            TCW Galileo Core Fixed Income Fund                     0.40%
            TCW Galileo High Yield Bond Fund                       0.75%
            TCW Galileo Mortgage Backed Securities Fund            0.50%
            TCW Galileo Long-Term Mortgage Backed Securities Fund  0.50%
            TCW Galileo Convertible Securities Fund                0.75%
            TCW Galileo Core Equity Fund                           0.75%
            TCW Galileo Earnings Momentum Fund                     1.00%
            TCW Galileo Small Cap Growth Fund                      1.00%
            TCW Galielo Mid-Cap Growth Fund                        1.00%
            TCW Galileo Asia Pacific Equity Fund                   1.00%
            TCW Galileo Emerging Markets Fund                      1.00%
            TCW Galileo Latin America Equity Fund                  1.00%

The TCW Galileo Money Market Fund reimburses the Adviser for the costs of providing accounting services to the Fund in an amount not exceeding an annual rate of 0.10% of the Fund's average daily net assets. Each equity and bond Fund also reimburses the Adviser for the cost of providing accounting services to the Fund in an amount not exceeding $35,000 for any fiscal year. The ordinary operating expenses of the TCW Galileo Money Market Fund are limited to 0.40% of the Fund's daily net assets. The ordinary operating expenses of the TCW Galileo Mid-Cap Growth Fund were limited to 1.20% until December 31, 1996. The ordinary operating expenses of the TCW Galileo Convertible Securities Fund are limited to 0.95% of the Fund's daily net assets until December 31, 1997.

Certain officers and/or directors of the Company are officers and/or directors of the Adviser.

====================================================

NOTE 5 - PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the six months ended April 30, 1997 were as follows:

                                  TCW           TCW             TCW              TCW
                                Galileo       Galileo         Galileo       Galileo Long-Term
                               Core Fixed    High Yield   Mortgage Backed   Mortgage Backed
                              Income Fund    Bond Fund    Securities Fund    Securities Fund
                              -----------    ----------   ----------------  -----------------

Purchases at Cost              $ 4,555,683   $99,133,498      $   153,780     $     184,611
                               ===========   ===========      ===========     =============


Sales Proceeds                $ 7,049,824    $58,918,083      $ 6,401,122     $   1,580,224
                              ===========    ===========      ===========     =============
U.S. Government Purchases
at Cost                       $14,285,915    $    -           $ 5,877,554     $  11,181,417
                              ===========    ===========      ===========     =============
U.S. Government Sales
Proceeds                      $15,154,506    $    -           $15,538,297     $   5,389,284
                              ===========    ===========      ===========     =============


                               TCW Galileo         TCW        TCW Galileo    TCW Galileo
                               Convertible     Galileo Core     Earnings       Mid-Cap
                              Securities Fund   Equity Fund   Momentum Fund   Growth Fund
                             ----------------  ------------   -------------   ------------

Purchases at Cost             $14,900,448     $42,292,039     $34,879,895     $36,143,551
                              ===========     ===========     ===========     ===========

Sales Proceeds                $15,945,277     $66,355,160     $28,713,762     $23,463,785
                              ===========     ===========     ===========     ===========


                              TCW Galileo    TCW Galileo      TCW Galileo       TCW Galileo
                               Small Cap     Asia Pacific       Emerging       Latin America
                              Growth Fund    Equity Fund      Markets Fund      Equity Fund
                              -----------    ------------     ------------    --------------

Purchases at Cost             $27,831,069    $16,518,559      $19,399,943      $ 8,764,177
                              ===========    ===========      ===========      ===========

Sales Proceeds                $27,029,797    $24,171,098      $21,846,099      $13,071,489
                              ===========    ===========      ===========      ===========


There were no purchases or sales of U.S. Government Securities for the equity funds for the six months ended April 30, 1997.

NOTE 6 - RESTRICTED SECURITIES

The following restricted securities held by the Funds as of April 30, 1997, were valued both at the date of acquisition and April 30, 1997, in accordance with the security valuation policy of the Funds described in Note 2. The restricted securities include securities purchased in private placement transactions without registration under the Securities Act of 1933, as well as Rule 144A securities. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers or in a public offering registered under the Securities Act of 1933. Each Fund will bear any costs incurred in connection with the disposition of such securities.

TCW GALILEO CORE FIXED INCOME FUND:
                                                                            Date of
Principal Amount                       Investment                         Acquisition    Cost
---------------- -----------------------------------------------------    -----------  --------
$25,000          Consumers International, (144A), 10.25%, due 04/01/05      04/10/97   $ 25,000
 25,000          Dyncorp, Inc., (144A), 9.5%, due 03/01/07                  03/11/97     24,871
 25,000          STC Broadcasting, Inc., (144A), 11%, due 03/15/07          03/20/97     25,000

 The total value of restricted securities is $75,437, which represents 0.4% of net assets of the Fund at April 30, 1997.

                                                      TCW GALILEO FUNDS, INC.


                                                          April 30, 1997

TCW Galileo High Yield Bond Fund:

                                                                                        Date of
            Principal Amount                            Investment                    Acquisition             Cost
        ----------------------                  ------------------------------        ------------         ----------
      $       500,000                           Allied Waste of North America,
                                                (144A), 10.25%, due 12/01/06           11/25/96             $  500,000
            2,000,000                           Atrium Companies, Inc.,
                                                (144A), 10.5%, due 11/15/06            11/22/96              2,013,125
              550,000                           Bway Corp.,
                                                (144A), 10.25%, due 04/15/07           04/08/97                550,000
            1,500,000                           Consumers International,
                                                (144A), 10.25%, due 04/01/05           04/10/97              1,500,000
              650,000                           Dyncorp, Inc.,
                                                (144A), 9.5%, due 03/01/07             03/11/97                646,646
              850,000                           Neenah Corp.,
                                                (144A), 11.125%, due 05/01/07          04/23/97                853,375
            1,050,000                           Packard Bioscience Co.,
                                                (144A), 9.375%, due 03/01/07           02/21/97              1,067,875
            1,000,000                           Plastic Containers, Inc.,
                                                (144A), 10%, due 12/15/06              12/11/96              1,000,000
              450,000                           Remington Arms Co., Inc.,
                                                (144A), 10%, due 12/01/03              08/21/96                415,125
            2,725,000                           STC Broadcasting, Inc.,
                                                (144A), 11%, due 03/15/07              03/20/97              2,725,000
            1,025,000                           Telex Communications, Inc.,
                                                (144A), 10.5%, due 05/01/07            04/29/97              1,026,750

The total value of restricted securities is $12,354,750, which represents 5.9% of net assets of the Fund at April 30, 1997.

TCW Galileo Mortgage Backed Securities Fund:
                                                                                       Date of
     Principal Amount                           Investment                            Acquisition                  Cost
     -----------------              -----------------------------------------         -----------              ------------

  $          1,135,965              Greenwich Capital Acceptance, Inc. (91-03),
                                    (Private Placement), 8.3064%, due 08/25/19            03/21/91                $1,125,582

The total value of restricted securities is $1,099,046, which represents 2.6% of net assets of the Fund at April 30, 1997.

---------------------------------------------------

Note 6 - Restricted Securities (Continued)

TCW Galileo Convertible Securities Fund:

   NUMBER OF SHARES                                                                     DATE OF
   OR PRINCIPAL AMOUNT                      INVESTMENT                                ACQUISITION                      COST
------------------------            -----------------------------------------         -----------                   ----------
   $          285,000                Adaptec, Inc.,
                                     (144A), 4.75%, due 02/04/04                       01/28/97                     $  285,000
                6,900                Apple South, Inc.,
                                     (144A), $3.50 Convertible Preferred               03/06/97                        345,000
   $          260,000                Assisted Living Concepts, Inc.,
                                     (144A), 7%, due 07/31/05                          01/29/97                        306,800
   $        1,100,000                CUC International, Inc.,
                                     (144A), 3%, due 02/15/02                          02/05/97                      1,093,076
                5,000                Host Marriott Financial Trust,
                                     (144A), $3.375 Convertible Preferred              01/06/97                        267,500
   $          200,000                Indian Petrochemicals Corp.,
                                     (144A), 2.5%, due 03/11/02                        02/25/97                        200,000
                4,800                McKesson Corp., (144A),
                                     $2.50 Convertible Preferred                       02/13/97                        240,000
   $          205,000                Metricom, Inc.,
                                     (144AI, Reg D), 8%, due 09/15/03                  08/20/96                        205,000
   $          290,000                Morgan Stanley Group,
                                     Exchangeable Schlumberger, Ltd.,
                                     (Netherlands) (144A), 0%, due 05/01/01            03/13/97                        267,206
   $          290,000                Nine West Group, Inc.,
                                     (144AI, Reg S), 5.5%, due 07/15/03                10/07/96                        293,857
   $          300,000                OccuSystems, Inc.,
                                     (144A), 6%, due 12/15/01                          04/08/97                        292,213
   $          580,000                Omnicom Group, Inc.,
                                     (144A), 4.25%, due 01/03/07                       01/06/97                        606,012
                4,500                PennCorp Financial Group, Inc.,
                                     (144A, Reg D), $3.50 Convertible Preferred        08/02/96                        225,000
   $          325,000                PhyMatrix Corp.,
                                     (144A), 6.75%, due 06/15/03                       01/06/97                        275,113
   $          320,000                Quintiles Transnational Corp.,
                                     (144AI, Reg D), 4.25%, due 05/31/00               04/23/96                        320,000
   $          660,000                Safeguard Scientifics, Inc.,
                                     (144A), 6%, due 02/01/06                          01/07/97                        619,913
                1,300                SFX Broadcasting, Inc., (144A),
                                     $3.25 Convertible Preferred                       01/30/97                         60,938
   $          325,000                Vivra, Inc.,
                                     (144AI, Reg D), 5%, due 07/01/01                  07/02/96                        325,000
   $          410,000                XILINX, Inc.,
                         (144A), 5.25%, due 11/01/02                                   04/25/97                        464,838

The total value of restricted securities is $6,711,245, which represents 24.7% of net assets of the Fund at April 30, 1997.

                                                         TCW GALILEO FUNDS, INC.

                                                                  April 30, 1997

TCW Galileo Asia Pacific Equity Fund:

 Number of Shares                                                               Date of
or Principal Amount                          Investment                       Acquisition     Cost
-------------------      -----------------------------------------------   --------------- ---------
          23,600         BSES, Limited (144A) (GDR) (India)                      12/03/96   $490,998
        $184,000         Far East Department Stores, Limited (144A),
                          Convertible Bond, 3%, due 07/06/02 (Taiwan)            07/01/96    182,792
          22,000         Mahindra & Mahindra (144A) (GDR) (India)                01/17/97    262,742
          25,600         State Bank of India (144A) (GDR) (India)                10/03/96    362,240
          25,000         Tata Engineering & Locomotive (144A) (GDR) (India)      02/13/97    259,375
        $511,000         United Microelectric Corp., Limited, (144A),
                          Convertible Bond, 1.25%, due 08/06/04 (Taiwan)         07/05/96    658,410
          24,900         Videsh Sancher Nigam, Limited (144A) (GDR) (India)      03/24/97    346,857

The total value of restricted securities is $3,516,175, which represents 8.1% of net assets of the Fund at April 30, 1997.

TCW Galileo Emerging Markets Fund:

Number of Shares                                                                Date of
or Principal Amount                        Investment                         Acquisition     Cost
-------------------      -----------------------------------------------   --------------- ---------

             13,406   AO Mosenergo Joint Stock Co. (144A) (ADR) (Russia)         06/14/96   $339,990
             33,900   BSES, Limited (144A) (GDR) (India)                         02/29/96    590,755
              4,400   Borsodchem (144A) (GDR) (Hungary)                          01/16/97    146,080
             10,600   Cementos Diamante, S.A. (144A) (ADS) (Colombia)            05/17/94    170,199
             15,000   Commercial International Bank (144A) (GDR) (Egypt)         02/25/97    358,125
              3,940   Gedeon Richter (144A) (Hungary)                            08/02/96    201,997
             18,500   Hindalco Industries, Limited (144A) (GDR) (India)          04/03/96    457,565
              4,150   Komereni Banka (144A) (GDR) (Czech Republic)               08/23/96    124,600
              8,008   Lukoil Holdings (144A) (ADR) (Russia)                      06/21/96    332,358
             16,000   Mahindra & Mahindra (144A) (GDR) (India)                   01/20/97    193,871
                  8   Megionneftegaz (144A) (RDC) (Russia)                       09/03/96    302,000
             14,000   Ranbaxy Laboratories, Limited (144A) (GDR) (India)         03/11/97    335,500
                 13   Rostelecom (144A) (RDC) (Russia)                           08/21/96    337,500
             43,600   State Bank of India (144A) (GDR) (India)                   10/04/96    686,600
             17,000   Tata Engineering & Locomotive (144A) (GDR) (India)         02/14/97    189,295
           $265,000   United Microelectric Corporation, Limited, (144A),
                       Convertible Bond, 1.25%, due 08/06/04 (Taiwan)            07/05/96    343,175
             27,500   Videsh Sancher Nigam, Limited (144A) (GDR) (India)         03/24/97    383,075

The total value of restricted securities is $7,037,910, which represents 11.2% of net assets of the Fund at April 30, 1997.

TCW Galileo Latin America Equity Fund:
                                                                                    Date of
Number of Shares                                  Investment                      Acquisition                   Cost
-------------------      -----------------------------------------------        ---------------               ---------

     18,900                     Cementos Diamante, S.A. (144A) (ADS)                 05/17/94                  $311,989
                                 (Colombia)
     10,237                     COMPANHIA ENERGETICA DE MINAS GERAIS
                                 (CEMIG) (144A) (ADR) (Brazil)                       12/14/94                   310,142
     2,509                      Siderurgica Venezolana Sivensa, Saica S.A.C.A.,
                                 Series B (144A) (ADR) (Venezuala)                   08/13/96                       605

The total value of restricted securities is $796,408, which represents 1.0% of net assets of the Fund at April 30, 1997.

TCW GALILEO MONEY MARKET FUND


FINANCIAL HIGHLIGHTS
--------------------


                                                  Six Months Ended           Year Ended October 31,
                                                   April 30, 1997            ----------------------
                                                    (Unaudited)                1996          1995
                                                  ----------------           -------      ---------
Net Asset Value per Share, Beginning of Period       $    1.00               $   1.00    $   1.00
Income from Investment Operations:
  Net Investment Income                                 0.0296                 0.0509      0.0549

Less Distributions:
  Distributions from Net Investment Income             (0.0296)               (0.0509)    (0.0549)
                                                      --------               --------    --------

Net Asset Value per Share, End of Period              $   1.00               $   1.00    $   1.00
                                                      ========               ========    ========

Total Return                                              2.54% (1)              5.21%       5.67%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)             $ 282,486              $ 233,671    $ 86,302

Ratio of Net Expenses to Average Net Assets (5)           0.40%(4)               0.40%       0.40%

Ratio of Net Investment Income to Average Net Assets      5.04%(4)               5.04%       5.49%

(1) For the six months ended April 30, 1997 and not indicative of a full year's operating results.

(2) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(3) For the period July 14, 1988 (commencement of operations) to December 31, 1988 and not indicative of a full year's operating results.

(4)  Annualized.

(5) The Investment Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.40% of net assets as disclosed in Note 4 of the Notes to Financial Statements. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.42% for the six months ended April 30, 1997, 0.44% for the fiscal year ended October 31, 1996, 0.46% for the fiscal year ended October 31, 1995, 0.68% for the ten months ended October 31, 1994, 0.52%, 0.49%, 0.47%, 0.51 % and 0.71% for the years ended
     December 31, 1993 through 1989, respectively, and 0.47% for the period July 14, 1988 (commencement of operations) through December 31, 1988.

                                                         TCW GALILEO FUNDS, INC.



                                       Year Ended December 31,                        July 14, 1988
 Ten Months Ended  --------------------------------------------------------------    (Inception) to
 October 31, 1994    1993         1992          1991          1990         1989     December 31, 1988
----------------- ---------     --------      --------      --------     --------   -----------------
  $    1.00       $   1.00      $   1.00      $   1.00      $   1.00     $   1.00      $   1.00

     0.0304         0.0293        0.0381        0.0620        0.0800       0.0882        0.0379

    (0.0304)       (0.0293)      (0.0381)      (0.0620)      (0.0800)     (0.0882)      (0.0379)
 ----------       --------      --------      --------      --------      -------       -------

 $     1.00       $   1.00      $   1.00       $  1.00       $  1.00      $  1.00       $  1.00
 ==========       ========      ========      ========      ========      =======       =======
       3.04% (2)      2.97%         3.92%         6.35%         8.18%        9.22%         7.68% (3)


 $  124,392       $ 81,204      $183,465      $140,987      $167,572      $88,620       $63,703

       0.40% (4)      0.40%         0.40%         0.40%         0.40%        0.40%         0.40% (4)

       3.65% (4)      2.93%         3.81%         6.20%         8.00%        8.82%         8.08% (4)

TCW Galileo Core Fixed Income Fund

FINANCIAL HIGHLIGHTS
--------------------

                                                                                                               March 1, 1993
                                 Six Months Ended          Year Ended October 31,         Ten Months         (Commencement of
                                  April 30, 1997         --------------------------          Ended          Operations) through
                                   (Unaudited)            1996               1995       October 31, 1994     December 31, 1993
                                 ----------------        -------            -------     ----------------    -------------------
Net Asset Value per Share,
 Beginning of Period                 $  9.45             $  9.61            $  8.94          $ 10.04             $ 10.00
                                     -------             -------            -------          -------             -------
Income (Loss) from Investment
 Operations:
     Net Investment Income              0.34                0.55               0.58             0.44                0.45
     Net Realized and Unrealized
      Gain (Loss) on Investments
      and Foreign Currency
      Transactions/Translations        (0.19)              (0.16)              0.62            (1.16)               0.19
                                     -------             -------            -------          -------             -------
         Total from Investment
          Operations                    0.15                0.39               1.20            (0.72)               0.64
                                     -------             -------            -------          -------             -------
Less Distributions:

     Distributions from Net
      Investment Income                (0.29)              (0.55)             (0.53)           (0.38)              (0.45)
     Distributions from Net
      Realized Gains                       -                   -                  -                -               (0.14)
     Distributions in Excess
      of Net Realized Gains                -                   -                  -                -               (0.01)
                                     -------             -------            -------          -------             -------
         Total Distributions           (0.29)              (0.55)             (0.53)           (0.38)              (0.60)
                                     -------             -------            -------          -------             -------
Net Asset Value per Share,
 End of Period                       $  9.31             $  9.45            $  9.61          $  8.94             $ 10.04
                                     =======             =======            =======          =======             =======

Total Return                            1.60%(1)            4.26%             13.92%           (7.24)%(2)           6.54%(3)

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in
 thousands)                          $21,351             $25,006            $36,236          $50,153             $33,328

Ratio of Expenses to Average
 Net Assets                             0.87%(4)            0.76%              0.68%(5)         0.50%(4)(5)         0.50%(4)(5)

Ratio of Net Investment Income
 to Average Net Assets                  6.33%(4)            5.85%              6.38%            6.11%(4)            5.24%(4)

Portfolio Turnover Rate                82.24%(1)          238.73%            223.78%          208.63%(2)          149.96%(3)

(1) For the six months ended April 30, 1997 and not indicative of a full year's operating results.

(2) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(3) For the period March 1, 1993 (commencement of operations) to December 31, 1993 and not indicative of a full year's operating results.

(4)  Annualized.

(5) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.50% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.72% for the fiscal year ended October 31, 1995, 0.68% for the ten months ended October 31, 1994 and 0.89% for the period March 1, 1993, (commencement of operations) through December 31, 1993.

                                                         TCW GALILEO FUNDS, INC.



TCW GALILEO HIGH YIELD BOND FUND


FINANCIAL HIGHLIGHTS
--------------------

                                                                                                               March 1, 1993
                                   SIX MONTHS ENDED       Year Ended October 31,            Ten Months        (Commencement of
                                    APRIL 30, 1997       -------------------------             Ended         Operations) through
                                     (UNAUDITED)           1996            1995          October 31, 1994     December 31, 1993
                                   ---------------       ----------      ---------       ----------------    -------------------
Net Asset Value per Share,
 Beginning of Period                     $   9.77          $   9.74     $     9.43         $    10.12             $  10.00
                                       ----------        ----------     ----------         ----------            ---------
Income (Loss) from Investment
 Operations:

  Net Investment Income                      0.45              0.89           0.92               0.73                 0.74
  Net Realized and Unrealized Gain
   (Loss) on Investments                     0.06              0.03           0.39              (0.77)                0.27
                                       ----------        ----------     ----------         ----------           ----------
    Total from Investment Operations         0.51              0.92           1.31              (0.04)                1.01
                                       ----------        ----------     ----------         ----------           ----------

Less Distributions:
  Distributions from Net
    Investment Income                       (0.45)            (0.89)         (1.00)             (0.65)               (0.74)
  Distributions from Net
    Realized Gains                            -                  -              -                  -                 (0.15)
                                       ----------        ----------     ----------         ----------           ----------
    Total Distributions                     (0.45)            (0.89)         (1.00)             (0.65)               (0.89)
                                       ----------        ----------     ----------         ----------           ----------
Net Asset Value per Share,
  End of Period                          $   9.83          $   9.77       $   9.74            $  9.43             $  10.12
                                       ==========        ==========      =========         ==========            =========


Total Return                                 5.23%(1)          9.92%         14.65%             (0.34)%(2)           10.47%(3)

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in
  thousands)                             $210,154          $183,815       $ 92,652           $ 90,577             $ 73,737

Ratio of Expenses to Average
  Net Assets                                 0.84%(4)          0.90%          0.87%(5)           0.79%(4)(5)          0.79%(4)(5)

Ratio of Net Investment Income
  to Average Net Assets                      9.11%(4)          9.21%          9.60%              9.18%(4)             8.60%(4)

Portfolio Turnover Rate                     29.70%(1)         82.56%         36.32%             34.01%(2)            47.60%(3)


(1) For the six months ended April 30, 1997 and not indicative of a full year's operating results.
(2) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.
(3) For the period March 1, 1993 (commencement of operations) to December 31, 1993 and not indicative of a full year's operating results.
(4)  Annualized.
(5) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.79% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.88% for the fiscal year ended October 31, 1995, 0.91% for the ten months ended October 31, 1994 and 0.96% for the period March 1, 1993, (commencement of operations) through December 31, 1993.

TCW Galileo Mortgage Backed Securities Fund
                                                                     SEMI-ANNUAL

FINANCIAL HIGHLIGHTS
--------------------

                                                                                                              March 1, 1993
                                Six Months Ended          Year Ended October 31,          Ten Months        (Commencement of
                                 April 30, 1997        ---------------------------           Ended         Operations) through
                                  (Unaudited)            1996                1995       October 31, 1994    December 31, 1993
                                ----------------       -------             -------      ----------------   -------------------

Net Asset Value per Share,
 Beginning of Period                $  9.67            $  9.58             $  9.41          $   9.86            $  10.00
                                    -------            -------             -------          --------            --------
Income (Loss) from Investment
 Operations:
   Net Investment Income               0.34               0.51                0.67              0.42                0.50
   Net Realized and Unrealized
    Gain (Loss) on Investments        (0.05)              0.22                0.25             (0.48)              (0.12)
                                    -------            -------             -------          --------            --------
       Total from Investment
        Operations                     0.29               0.73                0.92             (0.06)               0.38
                                    -------            -------             -------          --------            --------
Less Distributions:
  Distributions from Net
   Investment Income                  (0.07)             (0.46)              (0.71)            (0.39)              (0.50)
                                    -------            -------             -------          --------            --------
  Distributions in Excess of
   Net Investment Income              (0.23)             (0.18)              (0.04)                -                   -
  Distributions from Net
   Realized Gains                         -                  -                   -                 -               (0.02)
                                    -------            -------             -------          --------            --------
       Total Distributions            (0.30)             (0.64)              (0.75)            (0.39)              (0.52)
                                    -------            -------             -------          --------            --------
Net Asset Value per Share,
 End of Period                      $  9.66            $  9.67             $  9.58          $   9.41            $   9.86
                                    =======            =======             =======          ========            ========

Total Return                           3.04%(1)           7.86%              10.16%            (0.61)%(2)           3.89%(3)

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in
 thousands)                         $41,681            $61,835             $81,366          $134,948            $147,666

Ratio of Expenses to Average
 Net Assets                            0.79%(4)           0.69%               0.61%(5)          0.55%(4)(5)         0.55%(4)(5)

Ratio of Net Investment Income
 to Average Net Assets                 7.71%(4)           5.34%               7.13%             5.18%(4)            5.98%(4)

Portfolio Turnover Rate               13.67%(1)          54.10%              37.83%            65.64%(2)           70.44%(3)

(1) For the six months ended April 30, 1997 and not indicative of a full year's operating results.

(2) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(3) For the period March 1, 1993 (commencement of operations) to December 31, 1993 and not indicative of a full year's operating results.

(4)  Annualized.

(5) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.50% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.72% for the fiscal year ended October 31, 1995, 0.68% for the ten months ended October 31, 1994 and 0.89% for the period March 1, 1993, (commencement of operations) through December 31, 1993.

                                                         TCW GALILEO FUNDS, INC.

TCW GALILEO LONG-TERM MORTAGE BACKED SECURITIES FUND


FINANCIAL HIGHLIGHTS
--------------------
                                                                                                           June 17, 1993
                                     Six Months Ended   Year Ended October 31,          Ten Months        (Commencement of
                                      April 30, 1997    ----------------------             Ended         Operations) through
                                        (Unaudited)       1996         1995          October 31, 1994     December 31, 1993
                                     ----------------   ---------    ---------       ----------------    -------------------
Net Asset Value per Share,
  Beginning of Period                   $    9.56        $   9.56    $    8.95           $    10.07           $    10.00
                                        ---------        --------    ---------           ----------           ----------

Income (Loss) from
  Investment Operations:

     Net Investment Income                   0.36            0.68         0.72                 0.63                 0.28

     Net Realized and Unrealized
       Gain (Loss) on Investments           (0.16)           0.02         0.71                (1.26)                0.07
                                        ---------        --------    ---------           ----------           ----------
          Total from Investment
            Operations                       0.20            0.70         1.43                (0.63)                0.35
                                        ---------        --------    ---------           ----------           ----------

Less Distributions:

     Distributions from Net
       Investment Income                    (0.32)          (0.68)       (0.82)               (0.49)               (0.28)

     Distributions in Excess of
       Net Investment Income                   -            (0.02)          -                    -                    -
                                        ---------        --------    ---------           ----------           ----------
          Total Distributions               (0.32)          (0.70)       (0.82)               (0.49)               (0.28)
                                        ---------        --------    ---------           ----------           ----------
Net Asset Value per Share,
  End of Period                         $    9.44        $   9.56    $    9.56           $     8.95           $    10.07
                                        =========        ========    =========           ==========           ==========
Total Return                                 2.09% (1)       7.69%       16.84%               (6.39)% (2)           3.51% (3)


Ratios/Supplemental Data:

Net Assets, End of Period
  (in thousands)                        $ 110,993        $112,260    $  80,159           $   66,632           $   25,215

Ratio of Expenses to Average
  Net Assets                                 0.64% (4)       0.68%        0.65% (5)            0.65% (4)(5)         0.64% (4)(5)

Ratio of Net Investment Income
  to Average Net Assets                      7.47% (4)       7.15%        7.88%                8.03% (4)            5.37% (4)

Portfolio Turnover Rate                      6.59% (1)      39.28%       23.76%               36.71% (2)           44.47% (3)

(1) For the six months ended April 30, 1997 and not indicative of a full year's operating results.

(2) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(3) For the period March 1, 1993 (commencement of operations) to December 31, 1993 and not indicative of a full year's operating results.

(4)  Annualized.

(5) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.50% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.72% for the fiscal year ended October 31, 1995, 0.68% for the ten months ended October 31, 1994 and 0.89% for the period March 1, 1993, (commencement of operations) through December 31, 1993.

TCW Galileo Convertible Securities Fund

FINANCIAL HIGHLIGHTS                                    January 2, 1997
--------------------                                   (Commencement of
                                                      Operations) through
                                                        April 30, 1997
                                                          (Unaudited)
                                                      -------------------
Net Asset Value per Share, Beginning
 of Period                                                  $ 10.00
                                                            -------
Income (Loss) from Investment Operations:
  Net Investment Income                                        0.21
  Net Realized and Unrealized (Loss)
   on Investments                                             (0.36)
                                                            -------
     Total from Investment Operations                         (0.15)
                                                            -------
Less Distributions:
  Distributions from Net Investment Income                    (0.09)
                                                            -------
Net Asset Value per Share, End of Period                    $  9.76
                                                            =======

Total Return                                                  (1.50)% (1)


RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)                    $27,163

Ratio of Net Expenses to Average Net Assets                    0.95% (2)(3)

Ratio of Net Investment Income to Average
 Net Assets                                                    6.31% (2)

Portfolio Turnover Rate                                       52.36% (1)

Average Commission Rate Paid by the Fund                    $  0.04

(1) For the period January 2, 1997 (commencement of operations) to April 30, 1997 and not indicative of a full year's operating results.

(2)  Annualized.

(3) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.95% of net assets as disclosed in Note 4 of the Notes to Financial Statements. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.19% for the period January 2, 1997 (commencement of operations) through April 30, 1997.

                                                         TCW GALILEO FUNDS, INC.
TCW Galileo Core Equity Fund

FINANCIAL HIGHLIGHTS
--------------------

                                                                                                              March 1, 1993
                                     Six Months Ended       Year Ended October 31,         Ten Months       (Commencement of
                                      April 30, 1997     ----------------------------         Ended         Operations) through
                                       (Unaudited)         1996                1995      October 31, 1994    December 31, 1993
                                     ----------------    ----------------------------    ----------------   ------------------
Net Asset Value per Share,
 Beginning of Period                 $  15.93          $  13.69           $  11.57           $  11.81            $  10.00
                                     --------          --------           --------           --------            --------

Income (Loss) from Investment
 Operations:

  Net Investment Income                  0.01              0.11               0.06               0.04                0.03
  Net Realized and
   Unrealized Gain (Loss)
    on Investments                       1.02              2.18               2.11              (0.28)               1.81
                                     --------          --------           --------           --------            --------
     Total from Investment
      Operations                         1.03              2.29               2.17              (0.24)               1.84
                                     --------          --------           --------           --------            --------

Less Distributions:

  Distributions from Net
   Investment Income                    (0.02)            (0.05)             (0.05)                -                (0.03)

  Distributions from Net
   Realized Gains                       (0.20)                  -               -                  -                   -
                                     --------          --------           --------           --------            --------
      Total Distributions               (0.22)            (0.05)             (0.05)                -                (0.03)
                                     --------          --------           --------           --------            --------
Net Asset Value per Share,
 End of Period                       $  16.74          $  15.93           $  13.69          $   11.57            $  11.81
                                     ========          ========           ========          =========            ========


Total Return                             6.46%(1)         16.79%             18.85%             (2.03)%(2)          18.41%(3)

Ratios/Supplemental Data:

Net Assets, End of Period
 (in thousands)                      $220,141          $231,302           $197,721           $136,122            $ 55,885

Ratio of Expenses to
 Average Net Assets                      0.84%(4)          0.82%              0.85%              0.91%(4)            1.00%(4)(5)

Ratio of Net Investment
 Income to Average
  Net Assets                             0.15%(4)          0.18%              0.48%              0.44%(4)            0.55%(4)

Portfolio Turnover Rate                 18.43%(1)         39.58%             53.77%             23.53%(2)           29.67%(3)

Average Commission Rate Paid
 by the Fund (6)                     $   0.06          $   0.06               N/A                N/A                 N/A

(1) For the six months ended April 30, 1997 and not indicative of a full year's operating results.

(2) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(3) For the period March 1, 1993 (commencement of operations) through December 31, 1993 and not indicative of a full year's operating results.
(4)  Annualized.

(5) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.00% of net assets through December 31, 1993. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.09% for the period March 1, 1993 (commencement of operations) through December 31, 1993.

(6) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

                                                         TCW GALILEO FUNDS, INC.
TCW GALILEO EARNINGS MOMENTUM FUND

FINANCIAL HIGHLIGHTS
--------------------

                                                                                                       November 1, 1994
                                                               Six Months Ended                         (Commencement of
                                                                April 30, 1997         Year Ended      Operations) through
                                                                  (Unaudited)       October 31, 1996   October 31, 1995
                                                               ----------------     ----------------   -------------------
Net Asset Value per Share, Beginning of Period                      $ 13.01                $ 11.47           $ 10.00
                                                                    -------                -------           -------
Income (Loss) from Investment Operations:
  Net Investment (Loss)                                               (0.06)                 (0.11)            (0.03)
  Net Realized and Unrealized Gain (Loss) on
  Investments                                                         (1.99)                  1.72              1.51
                                                                    -------                -------           -------
    Total from Investment Operations                                  (2.05)                  1.61              1.48
                                                                    -------                -------           -------
Less Distributions:
  Distributions in Excess of Net Investment Income                        -                      -             (0.01)
  Distributions From Net Realized Gains                               (0.95)                 (0.07)                -
                                                                    -------                -------           -------
    Total Distributions                                               (0.95)                 (0.07)            (0.01)
                                                                    -------                -------           -------
Net Asset Value per Share, End of Period                             $10.01                 $13.01           $ 11.47
                                                                    =======                =======           =======

Total Return                                                         (16.90)%(1)             13.99%            14.76%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)                            $68,689                $77,994           $63,411

Ratio of Net Expenses to Average Net Assets                            1.19%(2)               1.13%             1.14%(3)

Ratio of Net Investment (Loss) to Average Net Assets                  (0.97)%(2)             (0.82%)           (0.28%)

Portfolio Turnover Rate                                               40.39%(1)              99.03%            85.91%

Average Commission Rate Paid by the Fund (4)                        $  0.06                $  0.06              N/A

(1) For the six months ended April 30, 1997 and not indicative of a full year's operating results.

(2)  Annualized.
(3) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.14% of net assets through December 31, 1995. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.14% for the year ended October 31, 1996 and November 1, 1994 (commencement of operations) through October 31, 1995.

(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

                                                         TCW GALILEO FUNDS, INC.
TCW GALILEO MID-CAP GROWTH FUND

FINANCIAL HIGHLIGHTS
--------------------

                                                                                            June 3, 1996
                                                             Six Months Ended             (Commencement of
                                                              April 30, 1997             Operations) through
                                                                (Unaudited)                October 31, 1996
                                                             ----------------            -------------------
Net Asset Value per Share, Beginning of Period                      $  9.19                        $ 10.00
                                                                    -------                        -------
(Loss) from Investment Operations:

  Net Investment (Loss)                                               (0.04)                         (0.03)
  Net Realized and Unrealized (Loss) on Investments                   (1.90)                         (0.78)
                                                                    -------                        -------
    Total from Investments Operations                                 (1.94)                         (0.81)
                                                                    -------                        -------
Net Asset Value per Share, End of Period                            $  7.25                        $  9.19
                                                                    =======                        =======


Total Return                                                         (21.11)%(1)                     (8.10)%(2)


RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)                            $84,720                        $92,430

Ratio of Net Expenses to Average Net Assets                            1.14%(3)                      11.20%(3)

Ratio of Net Investment (Loss) to Average Net Assets (4)              (0.88)%(3)                     (0.80%)(3)

Portfolio Turnover Rate                                               26.36%(1)                      19.19%(2)

Average Commission Rate Paid by the Fund                            $  0.06                        $  0.06

(1) For the six months ended April 30, 1997 and not indicative of a full year's operating results.

(2) For the period June 3, 1996 (commencement of operations) through October 31, 1996 and not indicative of a full year's operating results.

(3)  Annualized.

(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.20% of net assets through December 31, 1996. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.16% for the six months ended April 30, 1997 and 1.27% for the period June 3, 1996 (commencement of operations) through October 31, 1996.

                                                         TCW GALILEO FUNDS, INC.
TCW GALILEO SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS
--------------------


                                                                                                           March 1, 1994
                                                 Six Months Ended       Year Ended October 31,           (Commencement of
                                                  April 30, 1997     ---------------------------        Operations) through
                                                    (Unaudited)      1996                   1995          October 31, 1994
                                                 ----------------    ----                   ----        -------------------

Net Asset Value per Share, Beginning
 of Period                                            $  17.17               $  13.53            $   9.39       $  10.00
                                                      --------               --------            --------       --------

Income (Loss) from Investment Operations:
  Net Investment (Loss)                                  (0.06)                 (0.13)              (0.07)         (0.04)
  Net Realized and Unrealized Gain (Loss)
  on Investments                                         (3.57)                  4.08                4.72          (0.57)
                                                      --------               --------            --------       --------
    Total from Investment Operations                     (3.63)                  3.95                4.65          (0.61)
                                                      --------               --------            --------       --------

Less Distributions:
  Distributions from Net Investment Income                   -                  (0.01)                  -              -
  Distributions from Net Realized Gains                  (0.05)                 (0.30)              (0.51)             -
                                                      --------               --------            --------       --------
    Total Distributions                                  (0.05)                 (0.31)              (0.51)             -
                                                      --------               --------            --------       --------
Net Asset Value per Share, End of Period              $  13.49               $  17.17            $  13.53       $   9.39
                                                      ========               ========            ========       ========


Total Return                                            (21.21)% (1)            29.73%              49.89%         (6.10)% (2)

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)              $104,391               $132,444            $ 66,056       $ 51,089

Ratio of Expenses to Average Net Assets                   1.12% (3)              1.14%               1.21% (4)      1.09% (3)(4)


Ratio of Net Investment (Loss) to Average
 Net Assets                                              (0.80)% (3)           (0.76)%              (0.61)%        (0.59)% (3)


Portfolio Turnover Rate                                  22.71% (1)             45.43%              89.73%         88.63%  (2)


Average Commission Rate Paid by the Fund (5)          $   0.06               $   0.06                 N/A            N/A

(1) For the six months ended April 30, 1997 and not indicative of a full year's operating results.

(2) For the period March 1, 1994 (commencement of operations) through October 31, 1994 and not indicative of a full year's operating results.

(3)  Annualized.

(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.09% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.24% for the fiscal year ended October 31, 1995 and 1.39% for the period March 1, 1994 (commencement of operations) through October 31, 1994.

(5) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

TCW GALILEO ASIA PACIFIC EQUITY FUND


FINANCIAL HIGHLIGHTS

                                                                                                                March 1, 1994
                                               Six Months Ended             Year Ended October 31,             (Commencement of
                                                April 30, 1997           ------------------------------      Operations) through
                                                  (Unaudited)             1996                   1995          October 31, 1994
                                               ----------------          -------                -------      -------------------

Net Asset Value per Share, Beginning
 of Period                                              $  9.61          $  8.67                $ 10.19              $ 10.00
                                                        -------          -------                -------              -------
Income (Loss) from Investment Operations:
   Net Investment Income (Loss)                           (0.01)            0.06                   0.06                 0.03
   Net Realized and Unrealized Gain (Loss)
   on Investments and Foreign Currency                     0.44             0.93                  (1.19)                0.16
                                                        -------          -------                -------              -------
       Total from Investment Operations                    0.43             0.99                  (1.13)                0.19
                                                        -------          -------                -------              -------
Less Distributions:

   Distributions from Net Investment Income                   -            (0.05)                 (0.01)                   -
   Distributions from Net Realized Gains                      -                -                  (0.16)                   -
   Distributions in Excess of Net Realized Gains              -                -                  (0.22)                   -
                                                        -------          -------                -------              -------
        Total Distributions                                   -            (0.05)                 (0.39)                   -
                                                        -------          -------                -------              -------


Net Asset Value per Share, End of Period                $ 10.04          $  9.61                $  8.67              $ 10.19
                                                        =======          =======                =======              =======

Total Return                                               4.47% (1)       11.36%                (10.98)%               1.90% (2)

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)                $43,369          $48,266                $46,709              $54,019

Ratio of Expenses to Average Net Assets                    1.43% (3)        1.43%                  1.47% (4)            1.40% (3)(4)

Ratio of Net Investment Income (Loss) to
 Average Net Assets                                       (0.21)% (3)       0.66%                  0.74%                0.45% (3)

Portfolio Turnover Rate                                   34.17% (1)       84.81%                102.01%               46.75% (2)

Average Commission Rate Paid by the Fund (5)            $  0.01          $  0.01                   N/A                    N/A


(1) For the six months ended April 30, 1997 and not indicative of a full year's operating results.

(2) For the period March 1, 1994 (commencement of operations) through October 31, 1994 and not indicative of a full year's operating results.

(3)  Annualized.

(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.40% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.51% for the fiscal year ended October 31, 1995 and 1.60% for the period March 1, 1994 (commencement of operations) through October 31, 1994.

(5) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

TCW Galileo Emerging Markets Fund

FINANCIAL HIGHLIGHTS


                                                                                                        March 1, 1994
                                                      Six Months Ended    Year Ended October 31,      (Commencement of
                                                       April 30, 1997     ----------------------      Operations) through
                                                        (Unaudited)         1996          1995         October 31, 1994
                                                        ----------        --------       -------       ----------------
Net Asset Value per Share, Beginning
 of Period                                              $  8.18           $  7.19        $  9.73           $ 10.00
                                                        ----------        --------       -------           ----------
Income (Loss) from Investment Operations:
     Net Investment Income (Loss)                          0.01              0.07           0.04             (0.01)
     Net Realized and Unrealized Gain (Loss)
      on Investments and Foreign Currency                  1.19              0.94          (2.58)            (0.26)
                                                        ----------        --------       -------           ----------
          Total from Investment Operations                 1.20              1.01          (2.54)            (0.27)
                                                        ----------        --------       -------           ----------
Less Distributions:
     Distributions from Net Investment Income             (0.04)            (0.02)             -                 -
                                                        ----------        --------       -------           ----------
Net Asset Value per Share, End of Period                $  9.34           $  8.18        $  7.19           $  9.73
                                                        ==========        ========       =======           ==========

Total Return                                              14.72%(1)         14.14%        (26.11)%           (2.70)%(2)

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)                $62,937           $57,639        $51,873           $70,212

Ratio of Expenses to Average Net Assets                    1.44%(3)          1.41%          1.55%             1.70%(3)

Ratio of Net Investment Income (Loss) to
 Average Net Assets                                        0.31%(3)          0.82%          0.54%            (0.09)%(3)

Portfolio Turnover Rate                                   31.86%(1)         83.76%         74.24%            61.28%(2)

Average Commission Rate Paid by the Fund (4)            $  0.00           $  0.00           N/A               N/A

(1) For the six months ended April 30, 1997 and not indicative of a full year's operating results.

(2) For the period March 1, 1994 (commencement of operations) through October 31, 1994 and not indicative of a full year's operating results.

(3)  Annualized.

(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

TCW Galileo Latin America Equity Fund


FINANCIAL HIGHLIGHTS
--------------------

                                                                                                               March 1, 1993
                                           Six Months Ended    Year Ended October 31,     Ten Months          (Commencement of
                                            April 30, 1997    -----------------------        Ended           Operations) through
                                             (Unaudited)         1996         1995     October 31, 1994       December 31, 1993
                                             -----------      ----------   ----------  ----------------       -----------------
Net Asset Value per Share, Beginning
 of Period                                   $ 10.01            $  7.92     $ 14.99         $  15.11              $ 10.00
                                             -------            -------     -------         --------              -------
Income (Loss) from Investment Operations:
  Net Investment Income                         0.08               0.11        0.06             0.01                 0.08
  Net Realized and Unrealized Gain (Loss)
   on Investments and Foreign Currency          2.53               2.03       (5.92)           (0.13)                6.35
                                             -------            -------     -------         --------              -------
    Total from Investment Operations            2.61               2.14       (5.86)           (0.12)                6.43
                                             -------            -------     -------         --------              -------
Less Distributions:
  Distributions from Net Investment Income     (0.09)             (0.05)          -                -                (0.08)
  Distributions from Net Realized Gains            -                  -           -                -                (1.21)
  Distributions in Excess of Net Realized
   Gains                                           -                  -       (1.21)               -                (0.03)
                                             -------            -------     -------        ---------              -------
    Total Distributions                        (0.09)             (0.05)      (1.21)               -                (1.32)
                                             -------            -------     -------        ---------              -------
Net Asset Value per Share, End of Period     $ 12.53            $ 10.01     $  7.92        $   14.99              $ 15.11
                                             =======            =======     =======        =========              =======
Total Return                                   26.26%(1)          27.08%     (40.95)%          (0.79)%(2)           64.27%(3)

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)     $82,345            $68,323     $38,942        $ 122,610              $89,910

Ratio of Expenses to Average
 Net Assets                                     1.39%(4)           1.44%       1.58%            1.36%(4)             1.50%(4)(5)

Ratio of Net Investment Income to Average
 Net Assets                                     1.50%(4)           1.12%       0.59%(5)         0.11%(4)(5)          0.77%(4)(5)

Portfolio Turnover Rate                        12.04%(1)          44.32%      75.62%          143.65%(2)           120.06%(3)

Average Commission Rate Paid by the Fund(6)  $  0.00            $  0.00         N/A               N/A                   N/A

(1) For the six months ended April 30, 1997 and not indicative of a full year's operating results.

(2) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(3) For the period March 1, 1993 (commencement of operations) through December 31, 1993 and not indicative of a full year's operating results.

(4)  Annualized.

(5) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.50% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.52% for the period March 1, 1993 (commencement of operations) through December 31, 1993.

(6) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

                                                         TCW GALILEO FUNDS, INC.


SHAREHOLDER INFORMATION
-----------------------

DIRECTORS AND OFFICERS

Marc I. Stern
Director and Chairman of the Board

Thomas E. Larkin, Jr.
Director and President

John C. Argue
Director

Norman Barker, Jr.
Director

Richard W. Call
Director

Alvin R. Albe, Jr.
Senior Vice President

Michael E. Cahill
Senior Vice President,
General Counsel and Assistant Secretary

Ronald E. Robison
Senior Vice President

David K. Sandie
Senior Vice President and Treasurer

Philip K. Holl
Secretary

Marie M. Bender
Assistant Secretary

Hilary G.D. Lord
Assistant Secretary

INVESTMENT ADVISER

TCW Funds Management, Inc.
865 South Figueroa Street
Los Angeles, California 90017
(213) 244-0000

SUB-ADVISERS

TCW Asia Limited
Suite 1308, One Pacific Place
88 Queensway
Hong Kong

TCW London International, Limited
Birkett House
27 Albemarle Street
London W1X3FA

CUSTODIAN

BNY Western Trust Company
700 South Flower Street
Suite 200
Los Angeles, California 90017

TRANSFER AGENT

DST Systems, Inc.
811 Main Street
Kansas City, Missouri 64105

DISTRIBUTOR

TCW Brokerage Services
865 South Figueroa Street
Los Angeles, California 90017
(213) 244-0000

INDEPENDENT AUDITORS

Deloitte & Touche LLP
1000 Wilshire Boulevard
Los Angeles, California 90017

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                                       97

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                                      98